1933 Act File No. 33-11905

1940 Act File No. 811-5010

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No. .	☐
Post-Effective Amendment No. 68.	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 69	☒

THE HUNTINGTON FUNDS

(Retail Funds)

(Exact name of Registrant as Specified in Charter)

2960 North Meridian Street, Suite 300

Attn: Huntington Funds Officer

Indianapolis, IN 46208

(Address of Principal Executive Offices)

1-800-544-8347

(Registrant’s Telephone Number)

Ronald J. Corn, Esq.

The Huntington National Bank

41 South High Street

Columbus, OH 43287

(Name and address of agent for service)

(Notices should be sent to the Agent for Service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, NW

Washington, DC 20006

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)

☒	on April 30, 2010 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(i)

☐	on pursuant to paragraph (a)(i)

☐	75 days after filing pursuant to paragraph (a)(ii)

☐	on pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

MAY 1, 2010

CLASS A SHARES

CLASS B SHARES

TRUST SHARES (formerly, INSTITUTIONAL SHARES)

HUNTINGTON FUNDS

Money Market Funds

Huntington Tax-Free Money Market Fund

Symbol: HFTXX (A Shares)

Symbol: HFLXX (Trust Shares)

Huntington Money Market Fund

Symbol: HFIXX (A Shares)

Symbol: HUNXX (B Shares)

Symbol: HFDXX (Trust Shares)

Huntington Ohio Municipal Money Market Fund

Symbol: HOBXX (A Shares)

Symbol: HFXXX (Trust Shares)

Huntington U.S. Treasury Money Market Fund

Symbol: HUIXX (A Shares)

Symbol: HTTXX (Trust Shares)

Equity Funds

Huntington Dividend Capture Fund

Symbol: HDCAX (A Shares)

Symbol: HDCBX (B Shares)

Symbol: HDCTX (Trust Shares)

Huntington Global Select Markets Fund

Symbol: HGSAX (A Shares)

Symbol: HGSIX (Trust Shares)

Huntington Growth Fund

Symbol: HGWIX (A Shares)

Symbol: HUGBX (B Shares)

Symbol: HGWTX (Trust Shares)

Huntington Income Equity Fund

Symbol: HUINX (A Shares)

Symbol: HUIEX (B Shares)

Symbol: HIEFX (Trust Shares)

Huntington International Equity Fund

Symbol: HIEAX (A Shares)

Symbol: HUIBX (B Shares)

Symbol: HIETX (Trust Shares)

Huntington Macro 100 Fund

Symbol: HMALX (A Shares)

Symbol: HMBNX (B Shares)

Symbol: HMTPX (Trust Shares)

Huntington Mid Corp America Fund

Symbol: HUMIX (A Shares)

Symbol: HMABX (B Shares)

Symbol: HMATX (Trust Shares)

Huntington New Economy Fund

Symbol: HNEAX (A Shares)

Symbol: HNEBX (B Shares)

Symbol: HNETX (Trust Shares)

Huntington Real Strategies Fund

Symbol: HRSAX (A Shares)

Symbol: HRBSX (B Shares)

Symbol: HRSTX (Trust Shares)

Huntington Rotating Markets Fund

Symbol: HRIAX (A Shares)

Symbol: HRIBX (B Shares)

Symbol: HRITX (Trust Shares)

Huntington Situs Fund

Symbol: HSUAX (A Shares)

Symbol: HSUBX (B Shares)

Symbol: HSUTX (Trust Shares)

Huntington Technical Opportunities Fund

Symbol: HTOAX (A Shares)

Symbol: HTOBX (B Shares)

Symbol: HTOTX (Trust Shares)

Income Funds

Huntington Fixed Income Securities Fund

Symbol: HFIIX (A Shares)

Symbol: HFIBX (B Shares)

Symbol: HFISX (Trust Shares)

Huntington Intermediate Government Income Fund

Symbol: HMGCX (A Shares)

Symbol: HGVBX (B Shares)

Symbol: HMGIX (Trust Shares)

Huntington Mortgage Securities Fund

Symbol: HUMSX (A Shares)

Symbol: HMBGX (B Shares)

Symbol: HMTGX (Trust Shares)

Huntington Ohio Tax-Free Fund

Symbol: HOHFX (A Shares)

Symbol: HOHBX (B Shares)

Symbol: HOHTX (Trust Shares)

Huntington Short/Intermediate Fixed Income Securities Fund

Symbol: HSIAX (A Shares)

Symbol: HSIFX (Trust Shares)

Asset Allocation Funds

Huntington Balanced Allocation Fund

Symbol: HBAFX (A Shares)

Huntington Conservative Allocation Fund

Symbol: HCAFX (A Shares)

Huntington Growth Allocation Fund

Symbol: HGRFX (A Shares)

MAY 1, 2010

The Securities and Exchange Commission (SEC) has not approved or disapproved of these securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Not a Deposit • Not FDIC Insured • May Lose Value • No Bank Guarantee

• Not Insured by a Government Agency

The Huntington FundsTable of Contents

Money Market Funds

3	Tax-Free Money Market Fund

7	Money Market Fund

11	Ohio Municipal Money Market Fund

15	U.S. Treasury Money Market Fund

Equity Funds

19	Dividend Capture Fund

24	Global Select Markets Fund

29	Growth Fund

34	Income Equity Fund

39	International Equity Fund

43	Macro 100 Fund

47	Mid Corp America Fund

52	New Economy Fund

58	Real Strategies Fund

64	Rotating Markets Fund

70	Situs Fund

76	Technical Opportunities Fund

Income Funds

82	Fixed Income Securities Fund

87	Intermediate Government Income Fund

93	Mortgage Securities Fund

98	Ohio Tax-Free Fund

104	Short/Intermediate Fixed Income Securities Fund

Asset Allocation Funds

108	Balanced Allocation Fund

113	Conservative Allocation Fund

117	Growth Allocation Fund

121	Principal Investment Strategies and Risks
Shareholder Information

218	Distribution of the Funds

218	Distribution Plan (Rule 12b-1 Fees)

219	Sales Charges

222	Contingent Deferred Sales Charges

222	Pricing Shares

224	Purchasing Shares

226	Exchanging Shares

228	Redeeming Shares

231	Portfolio Holdings Information

More About the Huntington Funds

232	Management of the Trust

234	Fees Paid To Advisor and Affiliates

234	Advisory Services

237	Dividends and Distributions

238	Tax Consequences

240	Financial Information

267	Additional Investment Strategies

269	Investment Practices

278	Glossary of Investment Risks

For more information about the Huntington Funds, please see the back cover of this Prospectus

This Prospectus does not constitute an offering by a Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

Fund Summaries

Huntington Tax-Free Money Market Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek to provide the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.30%	0.30%

Distribution (12b-1) Fees	None	0.25%

Other Expenses (including shareholder services fee)	0.59%	0.59%

Acquired Fund Fees and Expenses	None	None

Total Annual Fund Operating Expenses	0.89%	1.14%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$91	$284	$493	$1,096
Class A Shares	$116	$362	$628	$1,386

Principal Investment Strategy

The Advisor strives to maintain a $1.00 net asset value (“NAV”) per share for the Tax-Free Money Market Fund by investing substantially all of the Fund’s assets in short-term tax-exempt securities which are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or unrated and deemed to be of comparable quality by the Advisor.

In managing the portfolio, the Advisor determines an appropriate dollar-weighted average maturity range for the Fund and endeavors to diversify the portfolio’s holdings as much as possible. In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.

Tax-exempt securities are debt securities typically issued by states, counties, cities, and other political subdivisions and authorities and which pay interest that is exempt from Federal income tax.

▶

Fund Summaries

Huntington Tax-Free Money Market Fund

continued

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s NAV and returns include:

Credit Enhancement Risk: A security held by the Fund may be subject to “credit enhancement” (for example, a guarantee) provided by a third-party. If the credit rating of the credit enhancer is downgraded, the value of the security held by the Fund may be adversely affected.

Credit Risk: Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Counterparty Risk: The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Interest Rate Risk: Prices of fixed income securities generally fall when interest rates rise.

Recoupment Risk: The Advisor entered into an agreement with the Fund effective June 15, 2009, whereby the Advisor agreed to waive all or a portion of its investment advisory fee and/or to reimburse certain operating expenses of the Fund to the extent necessary to ensure that the Fund maintains a positive yield of at least 0.01%. The Advisor shall be entitled to recoup from the Fund any waived and/or reimbursed amounts pursuant to the agreement for a period of up to three (3) years from the date of the waiver and/or reimbursement. This recoupment could negatively affect the Fund’s future yield. The Advisor may terminate the agreement at any time upon thirty (30) days prior written notice to the Fund.

▶

Fund Summaries

Huntington Tax-Free Money Market Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart

Best Quarter	Q4 2000	0.95%
Worst Quarter	Q4 2009	0.00%

This table shows the Fund’s average annual total returns for periods ended December 31, 2009.

Average Annual Total Return Table

(for the periods ended December 31, 2009)

	1 Year	5 Years	10 Years
Tax-Free Money Market Fund — Trust Shares
Returns before taxes	0.10%	1.73%	1.56%
Tax-Free Money Market Fund — Class A Shares
Returns before taxes	0.03%	1.51%	1.37%

Investment Advisor

The Fund’s investment advisor is Huntington Asset Advisors, Inc.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A Shares and Trust Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For both Class A Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Tax-Free Money Market Fund and applicable Share class (e.g., Huntington Tax-Free Money Market Fund — Class A Shares) (Mail to The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (Huntington National Bank NA, ABA #044000024, Huntington Fund, Account #01892228947, Shareholder Name, Shareholder Account Number). Redeem on any business day when the Federal Reserve Bank and the New York Stock Exchange are open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail at the Huntington Funds address above.

▶

Fund Summaries

Huntington Tax-Free Money Market Fund

continued

Tax Information

It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund’s dividends may not be tax-exempt. Dividends may be subject to state and local taxes. Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund’s normal investment activities. Any Fund distributions of capital gains are taxable at applicable capital gains rates. The Fund is not a suitable investment for retirement accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

▶

Fund Summaries

Huntington Money Market Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high-quality money market instruments.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares	Class B Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None	5.00%

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares	Class B Shares
Management Fees	0.29%	0.29%	0.29%

Distribution (12b-1) Fees	None	0.25%	0.75%

Other Expenses (including shareholder services fee)	0.58%	0.58%	0.58%

Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%

Total Annual Fund Operating Expenses	0.89%	1.14%	1.64%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$91	$284	$493	$1,096
Class A Shares	$116	$362	$628	$1,386
Class B Shares	$667	$817	$1,092	$1,810

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$91	$284	$493	$1,096
Class A Shares	$116	$362	$628	$1,386
Class B Shares	$167	$517	$892	$1,810

▶

Fund Summaries

Huntington Money Market Fund

continued

Principal Investment Strategy

The Advisor strives to maintain a $1.00 net asset value (“NAV”) per share for the Fund by investing in commercial paper and U.S. government agency notes, and other short-term money market instruments, which may include municipal securities that are either rated in the highest rating category by a NRSRO or unrated and deemed to be of comparable quality by the Advisor. In managing the portfolio, the Advisor determines an appropriate dollar-weighted average maturity range for the Fund (currently between 25 and 60 days) and endeavors to diversify the portfolio across market sectors. Like all money market funds, the Fund’s dollar-weighted average maturity range may extend up to 90 days when the Advisor deems it necessary.

The Fund intends to invest in the securities of U.S. government-sponsored entities (“GSEs”). Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s NAV and returns include:

Credit Risk: Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Counterparty Risk: The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Interest Rate Risk: The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Recoupment Risk: The Advisor entered into an agreement with the Fund effective June 15, 2009, whereby the Advisor agreed to waive all or a portion of its investment advisory fee and/or to reimburse certain operating expenses of the Fund to the extent necessary to ensure that the Fund maintains a positive yield of at least 0.01%. The Advisor shall be entitled to recoup from the Fund any waived and/or reimbursed amounts pursuant to the agreement for a period of up to three (3) years from the date of the waiver and/or reimbursement. This recoupment could negatively affect the Fund’s future yield. The Advisor may terminate the agreement at any time upon thirty (30) days prior written notice to the Fund.

▶

Fund Summaries

Huntington Money Market Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart

Best Quarter	Q3 2000	1.55%
Worst Quarter	Q4 2009	0.00%

This table shows the Fund’s average annual total returns for periods ended December 31, 2009.

Average Annual Total Return Table

(for the periods ended December 31, 2009)

	1 Year	5 Years	10 Years
Money Market Fund — Trust Shares
Returns before taxes	0.01%	2.50%	2.37%
Money Market Fund — Class A Shares
Returns before taxes	0.01%	2.30%	2.17%
Money Market Fund — Class B Shares* (with applicable Contingent Deferred Sales Charge)
Returns before taxes	(4.99)%	1.68%	1.96%

*	Prior to May 1, 2000 (the inception date for Class B Shares), performance for Class B Shares is based on the performance of Class A Shares, adjusted for the Class B Shares 12b-1 fees and contingent deferred sales charges.

Investment Advisor

The Fund’s investment advisor is Huntington Asset Advisors, Inc.

Purchasing and Redeeming Shares

The minimum initial purchase or redeemed for the Fund’s Class A Shares, Class B Shares and Trust Shares is $1,000. For Class A Shares and Class B Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For Class A Shares, Class B Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Money Market Fund and applicable Share class (e.g., Huntington Money Market Fund — Class A Shares) (Mail to The Huntington Funds, P.O. Box 6110,

▶

Fund Summaries

Huntington Money Market Fund

continued

Indianapolis, IN 46206-6110); or by Federal funds wire (Huntington National Bank NA, ABA #044000024, Huntington Fund, Account #01892228947, Shareholder Name, Shareholder Account Number). Redeem on any business day when the Federal Reserve Bank and the New York Stock Exchange are open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail at the Huntington Funds address above.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

▶

Fund Summaries

Huntington Ohio Municipal Money Market Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek to provide income exempt from both federal regular income tax and Ohio personal income taxes while preserving capital and maintaining liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.30%	0.30%

Distribution (12b-1) Fees	None	0.25%

Other Expenses (including shareholder services fee)	0.59%	0.59%

Acquired Fund Fees and Expenses	None	None

Total Annual Fund Operating Expenses	0.89%	1.14%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$91	$284	$493	$1,096
Class A Shares	$116	$362	$628	$1,386

Principal Investment Strategy

The Advisor strives to maintain a $1.00 net asset value (“NAV”) per share for the Fund by investing substantially all of the Fund’s assets in short-term Ohio tax-exempt securities which are either rated in the highest rating category by a nationally recognized statistical rating organization or unrated and deemed to be of comparable quality by the Advisor. In managing the portfolio, the Advisor determines an appropriate dollar-weighted average maturity range for the Fund and endeavors to diversify the portfolio’s holdings within Ohio as much as possible. In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality, and monitors new issue calendars for potential purchases.

Ohio tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

▶

Fund Summaries

Huntington Ohio Municipal Money Market Fund

continued

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s NAV and returns include:

Credit Enhancement Risk: A security held by the Fund may be subject to “credit enhancement” (for example, a guarantee) provided by a third-party. If the credit rating of the credit enhancer is downgraded, the value of the security held by the Fund may be adversely affected.

Credit Risk: Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Counterparty Risk: The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Interest Rate Risk: Prices of fixed income securities generally fall when interest rates rise.

Non-Diversification Risk: Because the Fund invests in a small number of issuers, its value will be affected to a greater extent by the performance of any one of those issuers or by any single economic, political, market or regulatory event affecting any one of those issuers than is a fund that invests in a larger number of issuers.

State Concentration Risk: Because the Fund primarily purchases municipal bonds from Ohio, the Fund is more susceptible to adverse economic, political or regulatory changes affecting municipal issues in that state.

Recoupment Risk: The Advisor entered into an agreement with the Fund effective June 15, 2009, whereby the Advisor agreed to waive all or a portion of its investment advisory fee and/or to reimburse certain operating expenses of the Fund to the extent necessary to ensure that the Fund maintains a positive yield of at least 0.01%. The Advisor shall be entitled to recoup from the Fund any waived and/or reimbursed amounts pursuant to the agreement for a period of up to three (3) years from the date of the waiver and/or reimbursement. This recoupment could negatively affect the Fund’s future yield. The Advisor may terminate the agreement at any time upon thirty (30) days prior written notice to the Fund.

▶

Fund Summaries

Huntington Ohio Municipal Money Market Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart

Best Quarter	Q4 2000	0.96%
Worst Quarter	Q4 2009	0.00%

This table shows the Fund’s average annual total returns for periods ended December 31, 2009.

Average Annual Total Return Table

(for the periods ended December 31, 2009)

	1 Year	5 Years	10 Years
Ohio Municipal Money Market Fund — Trust Shares
Returns before taxes	0.12%	1.79%	1.63%
Ohio Municipal Money Market Fund — Class A Shares
Returns before taxes	0.02%	1.57%	1.43%

Investment Advisor

The Fund’s investment advisor is Huntington Asset Advisors, Inc.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A Shares and Trust Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For both Class A Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Ohio Municipal Money Market Fund and applicable Share class (e.g., Huntington Ohio Municipal Money Market Fund — Class A Shares) (Mail to The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (Huntington National Bank NA, ABA #044000024, Huntington Fund, Account #01892228947, Shareholder Name, Shareholder Account Number). Redeem on any business day when the Federal Reserve Bank and the New York Stock Exchange are open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail at the Huntington Funds address above.

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Fund Summaries

Huntington Ohio Municipal Money Market Fund

continued

Tax Information

The Fund intends to distribute dividends exempt from federal regular income tax, although a portion of the Fund’s dividends may not be tax-exempt. Dividends may be subject to state and local taxes except for Ohio taxes to the extent derived from Ohio tax-exempt investments and eligible for tax-exempt treatment under Ohio law. Any Fund distributions of capital gains are taxable at applicable capital gains rates. The Fund is not a suitable investment for retirement accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Fund Summaries

Huntington U.S. Treasury Money Market Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing exclusively in obligations issued by the U.S. government and backed by its full faith and credit and in repurchase agreements with respect to such obligations.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.20%	0.20%

Distribution (12b-1) Fees	None	0.25%

Other Expenses (including shareholder services fee)	0.59%	0.59%

Acquired Fund Fees and Expenses	0.01%	0.01%

Total Annual Fund Operating Expenses	0.80%	1.05%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$82	$255	$444	$990
Class A Shares	$107	$334	$579	$1,283

Principal Investment Strategy

The Advisor strives to maintain a $1.00 net asset value (“NAV”) per share for the Fund by investing substantially all of the Fund’s assets in short-term obligations of the U.S. government. In managing the portfolio, the Advisor determines an appropriate dollar-weighted average maturity range for the Fund. Because the Fund seeks a rating by an independent rating agency, it will seek to limit its dollar-weighted average maturity to 60 days or less. However, like all money market funds, this maturity range may extend up to 90 days if the Advisor deems it necessary.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s NAV and returns include:

Interest Rate Risk: The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

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Fund Summaries

Huntington U.S. Treasury Money Market Fund

continued

Recoupment Risk: The Advisor entered into an agreement with the Fund effective June 15, 2009, whereby the Advisor agreed to waive all or a portion of its investment advisory fee and/or to reimburse certain operating expenses of the Fund to the extent necessary to ensure that the Fund maintains a positive yield of at least 0.01%. The Advisor shall be entitled to recoup from the Fund any waived and/or reimbursed amounts pursuant to the agreement for a period of up to three (3) years from the date of the waiver and/or reimbursement. This recoupment could negatively affect the Fund’s future yield. The Advisor may terminate the agreement at any time upon thirty (30) days prior written notice to the Fund.

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Fund Summaries

Huntington U.S. Treasury Money Market Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart

Best Quarter	Q3 2000	1.50%
Worst Quarter	Q4 2009	0.00%

This table shows the Fund’s average annual total returns for periods ended December 31, 2009.

Average Annual Total Return Table

(for the periods ended December 31, 2009)

	1 Year	5 Years	10 Years
U.S. Treasury Money Market Fund — Trust Shares
Returns before taxes	0.01%	2.26%	2.22%
U.S. Treasury Money Market Fund — Class A Shares
Returns before taxes	0.01%	2.07%	2.03%

Investment Advisor

The Fund’s investment advisor is Huntington Asset Advisors, Inc.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A Shares and Trust Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For both Class A Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington U.S. Treasury Money Market Fund and applicable Share class (e.g., Huntington U.S. Treasury Money Market Fund — Class A Shares) (Mail to The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (Huntington National Bank NA, ABA #044000024, Huntington Fund, Account #01892228947, Shareholder Name, Shareholder Account Number). Redeem on any business day when the Federal Reserve Bank and the New York Stock Exchange are open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail at the Huntington Funds address above.

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Fund Summaries

Huntington U.S. Treasury Money Market Fund

continued

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Fund Summaries

Huntington Dividend Capture Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek total return on investment, with dividend income an important component of that return.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge” section at page 218 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 88 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares	Class B Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	4.75%	None

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None	5.00%

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares	Class B Shares
Management Fees	0.75%	0.75%	0.75%

Distribution (12b-1) Fees	None	0.25%	0.75%

Other Expenses (including shareholder services fee)	0.66%	0.66%	0.66%

Acquired Fund Fees and Expenses	None	None	None

Total Annual Fund Operating Expenses	1.41%	1.66%	2.16%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$144	$446	$771	$1,691
Class A Shares	$636	$974	$1,334	$2,347
Class B Shares	$719	$976	$1,359	$2,366

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$144	$446	$771	$1,691
Class A Shares	$636	$974	$1,334	$2,347
Class B Shares	$219	$676	$1,159	$2,366

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Fund Summaries

Huntington Dividend Capture Fund

continued

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 99% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests at least 80% of its assets in dividend-paying stocks, and the Advisor focuses on those it believes are undervalued or out-of-favor. The Fund may invest in convertible bonds and other securities (such as preferred stock and real estate investment trusts) that contain aspects of both stocks and bonds. The Advisor will also frequently purchase stocks in a short period prior to the ex-dividend date (the interval between the announcement and the payments of the next dividend) which increases the amount of trading the Fund will incur.

The Fund generally invests in mature, middle and large-capitalization U.S. corporations. Quantitative analysis is used to identify stocks that the Advisor believes are undervalued relative to the market and to the security’s historic valuations. It then uses a qualitative stock selection model based on earnings expectations and supplemental valuation measures to narrow the list of stocks to the most attractive.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Market Risk: The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Equity Securities Risk: The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Investment Style Risk. The type of securities on which a Fund focuses may underperform other assets or the overall market.

Real Estate/REIT Risk. The Fund’s investment in REITs is subject to the same risks as direct investments in real estate, including sensitivity to general economic downturns and the volatility of local real estate markets. REITs may have limited financial resources and their securities may trade infrequently and in limited volume, and thus they may be more volatile than other securities.

Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and could increase the amount of taxes you owe by generating short-term gains, which may be taxed at a higher rate.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

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Fund Summaries

Huntington Dividend Capture Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart

Best Quarter	Q2 2009	23.66%
Worst Quarter	Q1 2009	(17.31)%

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Fund Summaries

Huntington Dividend Capture Fund

continued

This table compares the Fund’s average annual total returns for periods ended December 31, 2009.

Average Annual Total Return Table

(for the periods ended December 31, 2009)

	1 Year	5 Years	Since Class Inception*
Dividend Capture Fund — Trust Shares
Returns before taxes	25.24%	(0.27)%	4.30%
Returns after taxes on distributions(1)	24.39%	(1.78)%	2.64%
Returns after taxes on distributions and sales of Trust Shares(1)	17.27%	(0.57)%	3.12%
Dividend Capture Fund — Class A Shares (with 4.75% sales charge)
Returns before taxes	18.95%	(1.48)%	3.47%
Dividend Capture Fund — Class B Shares (with applicable Contingent Deferred Sales Charge)
Returns before taxes	19.27%	(1.32)%	3.50%
Standard & Poor’s 500 Index (S&P 500) (reflects no deduction for fees, expenses or taxes)(2)	26.46%	0.42%	0.69%
Dividend Capture Indices Blend (DCIB) (reflects no deduction for fees, expenses or taxes)(3)	22.69%	(0.57)%	3.76%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
(3)

The unmanaged DCIB is a custom, blended index comprised of the S&P 500/Citigroup Value Index (40%), Merrill Lynch Fixed Rate Preferred Index (40%) and NAREIT Index (20%). This custom blended index and its respective weightings are reflective of the Fund’s sector diversification. The S&P 500/Citigroup Value Index is comprised of approximately half the market capitalization of the S&P 500 that has been identified as being on the value end of the growth-value spectrum. The Merrill Lynch Fixed Rate Preferred Index is a total return index comprised of fixed-rate preferred stock issues. NAREIT Index represents returns for the National Association of Real Estate Investment Trust Equity Index.

*	Since March 1, 2001.

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Kirk Mentzer, Senior Vice President and Director of Investment Research of the Advisor, and B. Randolph Bateman, President and Chief Investment Officer of the Advisor, are jointly and primarily responsible for the day-to-day management of the Fund. They have served as Co-Portfolio Managers of the Fund since 2001.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A Shares, Class B Shares and Trust Shares is $1,000. For Class A Shares and Class B Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For Class A Shares, Class B Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

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Fund Summaries

Huntington Dividend Capture Fund

continued

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Dividend Capture Fund and applicable Share class (e.g., Huntington Dividend Capture Fund — Class A Shares) (Mail to The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (Huntington National Bank NA, ABA #044000024, Huntington Fund, Account #01892228947, Shareholder Name, Shareholder Account Number). Redeem on any business day when the New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail at the Huntington Funds address above.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Fund Summaries

Huntington Global Select Markets Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek total return.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge” section at page 218 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 88 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.75%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	1.00%	1.00%

Distribution (12b-1) Fees	None	0.25%

Other Expenses (including shareholder services fee)	0.95%	0.95%

Acquired Fund Fees and Expenses	0.01%	0.01%

Total Annual Fund Operating Expenses	1.96%	2.21%

Fee Waivers and/or Expense Reimbursements(1)	(0.05)%	(0.05)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.91%	2.16%

(1)

The Advisor has contractually agreed to waive all or a portion of its investment advisory fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s Institutional Shares and Class A Shares total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.90% and 2.15%, respectively, of the Fund’s daily net assets through April 30, 2011. While the Advisor does not anticipate terminating this arrangement prior to April 30, 2011, this arrangement may only be terminated prior to this date with the agreement of the Fund's Board of Trustees. Amounts waived or reimbursed in the contractual period may be recouped by the Advisor within three years of the waiver and/or reimbursement to the extent that recoupment will not cause the Fund’s Trust Shares and Class A Shares total annual fund operating expenses (exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to exceed 1.90% and 2.15%, respectively, of the Fund’s daily net assets.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Trust Shares	$194	$610
Class A Shares	$684	$1,129

▶

Fund Summaries

Huntington Global Select Markets Fund

continued

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. As this is the Fund’s first fiscal year, the portfolio turnover rate is not available.

Principal Investment Strategy

The Fund pursues its investment objective by investing in equity and fixed income securities (including real estate investment trusts) in the United States and in developed and emerging markets throughout the world. The proportions of the Fund’s assets invested in each type of security (which, for each security type may, at any particular time, range from 0% to 100%) vary based on Huntington Asset Advisors, Inc.’s (the “Advisor”) interpretation of economic conditions and underlying securities values. The Advisor normally allocates the Fund’s investments across different countries and regions, and under normal market conditions, the Fund invests significantly (at least 40% — unless market conditions are not deemed favorable by the Advisor, in which case the Fund invests at least 30%) in securities of issuers based outside the United States. The Fund may invest in equity securities of any and all market capitalizations.

The Advisor will employ continuous “top-down” macro economic analysis to identify those countries believed to have the best prospects for sustainable growth. A “bottom up” process will then identify securities expected to provide superior risk-adjusted returns in those countries. By investing in equities and fixed income securities in developed and emerging markets, the Fund seeks to moderate volatility compared to investing solely in emerging market equities. The Fund has no maturity restrictions on the fixed income securities in which it invests.

The Advisor may also use various techniques, such as buying and selling futures contracts and exchange traded funds (“ETFs”), to increase or decrease the Fund’s exposure to changing security prices, interest rates or other factors that affect security values. In addition, in limited circumstances the Advisor may, in order to help the Fund manage its exposure to changes in the value of the U.S. dollar relative to other currencies, enter into derivatives contracts in which a foreign currency is an underlying asset. In addition, the Fund may invest up to 20% of its assets in lower quality fixed income securities (also known as junk bonds) — i.e., securities which at time of purchase are not rated in one of the four highest categories by a U.S. nationally rated statistical rating organization (or, if unrated, are not determined by the Advisor to be of a quality comparable to a security rated within the four highest rating categories).

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Government Intervention and Extreme Volatility: Governments and their agencies may take legislative or regulatory actions that affect the securities in which the Fund invests, the issuers of such securities or the Fund itself, in a manner which could limit or preclude the Fund’s ability to achieve its investment objective.

Market Risk: The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Manager Risk: The Advisor’s selection of securities for the Fund may cause the Fund to underperform similar funds or relevant benchmarks.

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Fund Summaries

Huntington Global Select Markets Fund

continued

Non-Diversification Risk: Because the Fund invests in a small number of issuers, its value will be affected to a greater extent by the performance of any one of those issuers or by any single economic, political, market or regulatory event affecting any one of those issuers than is a fund that invests in a larger number of issuers.

Equity Securities Risk: The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Credit Risk: Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Counterparty Risk: The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Currency Risk: Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Liquidity Risk: Liquidity risk refers to the possibility that the Fund may not be able to sell a security when it wants to, which could cause the Fund to continue to hold the security and thereby incur a loss.

Non-Investment Grade Securities Risk: Fixed income securities rated below investment grade generally entail greater interest rate, liquidity and credit risks than investment grade securities.

Foreign Investment Risk: Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Emerging Markets Risk: In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Foreign Custodial Services Risk: Foreign custodial services are generally more expensive than in the United States. In addition, because the procedures for settling securities transactions in foreign markets differ from those in the United States, it may be more difficult for the Fund to make intended purchases and sales of securities in foreign countries.

Derivative Contracts and Hybrid Investments Risks: Derivatives contracts and hybrid instruments involve risks different from, and possibly greater than, traditional investments, including valuation and tax issues, increased potential for losses and/or costs to the Fund, and interest rate, credit, currency, liquidity and leverage risks.

▶

Fund Summaries

Huntington Global Select Markets Fund

continued

Hedging: When a derivative contract is used as a hedge against an opposite position that the Fund holds, any loss on an underlying security (or position) should be substantially offset by gains on the hedged investment, and vice versa. Because, however, it may not always be possible to perfectly offset one position with another, there is no assurance that the Fund’s hedging transactions will be effective.

Leverage Risk: Derivatives and other transactions that give rise to leverage may cause the Fund’s performance to be more volatile than if the Fund had not been leveraged. Leveraging also may require that the Fund liquidate securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

Market Price Variance (Exchange-Traded Funds (ETFs)) Risk: There may be times when the market price and NAV of an ETF may vary significantly, and because the Fund buys and sells ETFs at market price, it may pay more than NAV when buying an ETF, and receive less than NAV when selling an ETF. In addition, the Fund incurs certain transaction costs in purchasing and selling ETFs in the secondary market.

Mid/Small Cap Stock Risk: Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Real Estate/REIT Risk: The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns. The value of REITs and other real estate-related investments is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer’s management skills. In the event of a default by an underlying tenant or borrower, a REIT could experience delays in enforcing its rights as a lessor or mortgagee and may incur substantial costs associated with protecting its investments. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Also, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Performance

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Paul Attwood, Vice President of the Advisor, has served as the Fund’s portfolio manager since December 28, 2009.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A Shares and Trust Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For both Class A Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Global Select Markets Fund and applicable Share class (e.g., Huntington Global Select Markets Fund — Class A Shares) (Mail to The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (Huntington National Bank NA, ABA #044000024, Huntington Fund, Account #01892228947, Shareholder Name, Shareholder Account Number). Redeem on any business day when the New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail at the Huntington Funds address above.

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Fund Summaries

Huntington Global Select Markets Fund

continued

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

▶

Fund Summaries

Huntington Growth Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek to achieve long-term capital appreciation primarily through investing in equity securities.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge” section at page 218 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 88 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares	Class B Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	4.75%	None

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None	5.00%

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares	Class B Shares
Management Fees	0.60%	0.60%	0.60%

Distribution (12b-1) Fees	None	0.25%	0.75%

Other Expenses (including shareholder services fee)	0.60%	0.60%	0.60%

Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%

Total Annual Fund Operating Expenses	1.22%	1.47%	1.97%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$124	$387	$670	$1,477
Class A Shares	$617	$918	$1,240	$2,149
Class B Shares	$700	$918	$1,262	$2,167

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$124	$387	$670	$1,477
Class A Shares	$617	$918	$1,240	$2,149
Class B Shares	$200	$618	$1,062	$2,167

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 120% of the average value of its portfolio.

▶

Fund Summaries

Huntington Growth Fund

continued

Principal Investment Strategy

The Advisor intends to invest in common stock and other equity securities, such as preferred stock, of primarily domestic medium or large companies which it believes offer opportunities for growth.

In selecting investments, the Advisor reviews historical earnings, revenue and cash flow to identify the best companies in each industry and to evaluate the growth potential of these companies. The Advisor may also select companies based on a relative price to earnings growth methodology. The Advisor uses qualitative, quantitative and technical analysis in implementing these strategies. On an ongoing basis, the Advisor also monitors the Fund’s existing positions to determine the benefits of retention.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Market Risk: The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Equity Securities Risk: The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Investment Style Risk. The type of securities on which a Fund focuses may underperform other assets or the overall market.

Growth Investing Risk. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

Mid Cap Stock Risk. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and could increase the amount of taxes you owe by generating short-term gains, which may be taxed at a higher rate.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

▶

Fund Summaries

Huntington Growth Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart

Best Quarter	Q2 2009	12.72%
Worst Quarter	Q4 2008	(19.21)%

▶

Fund Summaries

Huntington Growth Fund

continued

This table compares the Fund’s average annual total returns for periods ended December 31, 2009.

Average Annual Total Return Table

(for the periods ended December 31, 2009)

	1 Year	5 Years	10 Years
Growth Fund — Trust Shares
Returns before taxes	17.53%	(1.38)%	(2.17)%
Returns after taxes on distributions(1)	17.53%	(2.79)%	(2.94)%
Returns after taxes on distributions and sales of Trust Shares(1)	11.40%	(0.88)%	(1.68)%
Growth Fund — Class A Shares (with 4.75% sales charge)
Returns before taxes	11.67%	(2.58)%	(2.89)%
Growth Fund — Class B Shares* (with applicable Contingent Deferred Sales Charge)
Returns before taxes	11.65%	(2.34)%	(2.85)%
Standard & Poor’s 500 Index (S&P 500) (reflects no deduction for fees, expenses or taxes)(2)	26.46%	0.42%	(0.95)%
S&P 500/Citigroup Growth Index (reflects no deduction for fees, expenses or taxes)(3)	31.57%	0.96%	(3.57)%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
(3)	The S&P 500/Citigroup Growth is comprised of approximately half the market capitalization of the S&P 500 that has been identified as being on the growth end of the growth-value spectrum.
*	Prior to May 1, 2000 (the inception date for Class B Shares), performance for Class B Shares is based on the performance of Class A Shares, adjusted for the Class B Shares 12b-1 fees and contingent deferred sales charge.

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Martina Cheung and Jenny Jiang are jointly and primarily responsible for the day-to-day management of the Fund. Ms. Cheung, Vice President of the Advisor, has served as Co-Portfolio Manager of the Fund since 2005. Ms. Jiang, Assistant Vice President of the Advisor, has served as Co-Portfolio Manager of the Fund since 2007.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A Shares, Class B Shares and Trust Shares is $1,000. For Class A Shares and Class B Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For Class A Shares, Class B Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Growth Fund and applicable Share class (e.g., Huntington Growth Fund — Class A Shares) (Mail to The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (Huntington National Bank NA, ABA #044000024, Huntington

▶

Fund Summaries

Huntington Growth Fund

continued

Fund, Account #01892228947, Shareholder Name, Shareholder Account Number). Redeem on any business day when the New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail at the Huntington Funds address above.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

▶

Fund Summaries

Huntington Income Equity Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek to achieve current income and moderate appreciation of capital primarily through investment in income-producing equity securities.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge” section at page 218 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 88 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares	Class B Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	4.75%	None

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None	5.00%

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares	Class B Shares
Management Fees	0.60%	0.60%	0.60%

Distribution (12b-1) Fees	None	0.25%	0.75%

Other Expenses (including shareholder services fee)	0.62%	0.62%	0.62%

Acquired Fund Fees and Expenses	None	None	None

Total Annual Fund Operating Expenses	1.22%	1.47%	1.97%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$124	$387	$670	$1,477
Class A Shares	$617	$918	$1,240	$2,149
Class B Shares	$700	$918	$1,262	$2,167

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$124	$387	$670	$1,477
Class A Shares	$617	$918	$1,240	$2,149
Class B Shares	$200	$618	$1,062	$2,167

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 90% of the average value of its portfolio.

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Fund Summaries

Huntington Income Equity Fund

continued

Principal Investment Strategy

The Advisor focuses primarily on domestic equity securities and under normal circumstances invests at least 80% of its assets in equity securities, such as common stock and preferred stock. At least 65% of the Fund’s total assets will be invested in income-producing equity securities. The Advisor may invest in preferred stocks or corporate debt obligations convertible into common stock. As an additional income source, the Advisor also may invest in investment-grade corporate debt obligations. The Fund may also invest up to 10% of its total assets in debt obligations rated below investment-grade, also known as “junk bonds”, (securities rated below BBB by Standard & Poor’s or Baa by Moody’s).

In addition to evaluating the current yield of a security, the Advisor considers dividend growth to be an important factor in selecting investments for the Fund. The Advisor also selects securities which it believes will maintain or increase the Fund’s current income while maintaining a price/earnings ratio below the market.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Market Risk: The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Equity Securities Risk: The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Investment Style Risk. The type of securities on which a Fund focuses may underperform other assets or the overall market.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit Risk: Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Counterparty Risk: The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Non-Investment Grade Securities Risk: Fixed income securities rated below investment grade generally entail greater interest rate, liquidity and credit risks than investment grade securities.

Liquidity Risk: Liquidity risk refers to the possibility that the Fund may not be able to sell a security when it wants to, which could cause the Fund to continue to hold the security and thereby incur a loss.

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

▶

Fund Summaries

Huntington Income Equity Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart

Best Quarter	Q3 2009	18.61%
Worst Quarter	Q4 2008	(20.13)%

▶

Fund Summaries

Huntington Income Equity Fund

continued

This table shows the Fund’s average annual total returns for periods ended December 31, 2009.

Average Annual Total Return Table

(for the periods ended December 31, 2009)

	1 Year	5 Years	10 Years
Income Equity Fund — Trust Shares
Returns before taxes	21.92%	(2.55)%	0.84%
Returns after taxes on distributions(1)	21.34%	(3.85)%	(0.58)%
Returns after taxes on distributions and sales of Trust Shares(1)	14.80%	(1.96)%	0.52%
Income Equity Fund — Class A Shares (with 4.75% sales charge)
Returns before taxes	15.81%	(3.73)%	0.10%
Income Equity Fund — Class B Shares* (with applicable Contingent Deferred Sales Charge)
Returns before taxes	15.98%	(3.54)%	0.14%
Standard & Poor’s 500 Index (S&P 500) (reflects no deduction for fees, expenses or taxes)(2)	26.46%	0.42%	(0.95)%
S&P 500/Citigroup Value Index (reflects no deduction for fees, expenses or taxes)(3)	21.18%	(0.27)%	1.20%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
(3)	The S&P 500/Citigroup Value is comprised of approximately half the market capitalization of the S&P 500 that has been identified as being on the value end of the growth-value spectrum.
*	Prior to May 1, 2000 (the inception date for Class B Shares), performance for Class B Shares is based on the performance of Class A Shares (and Trust Shares), adjusted for the Class B Shares 12b-1 fees and contingent deferred sales charge.

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Craig Hardy, Vice President of the Advisor, has served as Portfolio Manager of the Fund since 2003.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A Shares, Class B Shares and Trust Shares is $1,000. For Class A Shares and Class B Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For Class A Shares, Class B Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Income Equity Fund and applicable Share class (e.g., Huntington Income Equity Fund — Class A Shares) (Mail to The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (Huntington National Bank NA, ABA #044000024, Huntington Fund, Account #01892228947, Shareholder Name, Shareholder Account Number). Redeem on

▶

Fund Summaries

Huntington Income Equity Fund

continued

any business day when the New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail at the Huntington Funds address above.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

▶

Fund Summaries

Huntington International Equity Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek total return.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge” section at page 218 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 88 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares	Class B Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	4.75%	None

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None	5.00%

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares	Class B Shares
Management Fees	1.00%	1.00%	1.00%

Distribution (12b-1) Fees	None	0.25%	0.75%

Other Expenses (including shareholder services fee)	0.59%	0.59%	0.59%

Acquired Fund Fees and Expenses	0.05%	0.05%	0.05%

Total Annual Fund Operating Expenses	1.64%	1.89%	2.39%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$167	$517	$892	$1,944
Class A Shares	$658	$1,041	$1,448	$2,581
Class B Shares	$742	$1,045	$1,475	$2,603

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$167	$517	$892	$1,944
Class A Shares	$658	$1,041	$1,448	$2,581
Class B Shares	$242	$745	$1,275	$2,603

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

▶

Fund Summaries

Huntington International Equity Fund

continued

Principal Investment Strategy

The Fund pursues its investment objective by investing at least 80% of its assets in equity securities, and at least 65% of its assets in companies based outside the United States. The Advisor manages the Fund based on the view that international equity markets are inefficient at pricing securities and that careful security selection offers the best potential for superior long-term investment returns. The Advisor uses a “bottom-up” approach to stock selection (searching for outstanding performance of individual stocks before considering the impact of economic trends) and evaluates industry and country exposure to be consistent with a top-down approach. The Advisor attempts to purchase securities with value characteristics consistent with an overall assessment of the economic environment in which the underlying company operates and the overall growth in the company’s economic value.

The Fund will not invest more than 20% of its assets in companies located in emerging markets. In determining which markets are emerging markets, the Advisor will look at whether the market is large and liquid enough that trading is readily available, and that the management of the market itself has a history of meeting global norms of transparency.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Market Risk: The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Equity Securities Risk: The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Investment Style Risk. The type of securities on which a Fund focuses may underperform other assets or the overall market.

Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

Foreign Investment Risk: Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Emerging Markets Risk: In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Foreign Custodial Services Risk. Foreign custodial services are generally more expensive in foreign jurisdictions than in the United States. In addition, because the procedures for settling securities transactions in foreign markets differ from those in the United States, it may be more difficult for the Fund to make intended purchases and sales of securities in foreign countries.

▶

Fund Summaries

Huntington International Equity Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart

Best Quarter	Q2 2009	22.90%
Worst Quarter	Q4 2008	(23.11)%

This table compares the Fund’s average annual total returns for periods ended December 31, 2009.

Average Annual Total Return Table

(for the periods ended December 31, 2009)

	1 Year	5 Years	Since Class Inception*
International Equity Fund — Trust Shares
Returns before taxes	32.84%	5.69%	4.08%
Returns after taxes on distributions(1)	32.78%	4.98%	3.66%
Returns after taxes on distributions and sales of Trust Shares(1)	21.80%	5.07%	3.62%
International Equity Fund — Class A Shares (with 4.75% sales charge)
Returns before taxes	26.11%	4.39%	3.24%
International Equity Fund — Class B Shares (with applicable Contingent Deferred Sales Charge)
Returns before taxes	26.84%	4.55%	3.35%
Morgan Stanley Capital International — Europe Asia Far East Index (MSCI-EAFE) (reflects no deduction for fees, expenses or taxes)(2)	32.46%	4.02%	4.46%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The MSCI-EAFE is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America.
*	Since March 1, 2001.

▶

Fund Summaries

Huntington International Equity Fund

continued

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Madelynn M. Matlock, Vice President of the Advisor has served as the Fund’s Portfolio Manager since 2002.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A Shares, Class B Shares and Trust Shares is $1,000. For Class A Shares and Class B Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For Class A Shares, Class B Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington International Equity Fund and applicable Share class (e.g., Huntington International Equity Fund — Class A Shares) (Mail to The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (Huntington National Bank NA, ABA #044000024, Huntington Fund, Account #01892228947, Shareholder Name, Shareholder Account Number). Redeem on any business day when the New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail at the Huntington Funds address above.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

▶

Fund Summaries

Huntington Macro 100 Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek total return which consists of capital appreciation and income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge” section at page 218 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 88 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares	Class B Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	4.75%	None

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None	5.00%

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares	Class B Shares
Management Fees	0.75%	0.75%	0.75%

Distribution (12b-1) Fees	None	0.25%	0.75%

Other Expenses (including shareholder services fee)	0.80%	0.80%	0.80%

Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%

Total Annual Fund Operating Expenses	1.57%	1.82%	2.32%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$160	$496	$855	$1,867
Class A Shares	$651	$1,020	$1,413	$2,511
Class B Shares	$735	$1,024	$1,440	$2,531

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$160	$496	$855	$1,867
Class A Shares	$651	$1,020	$1,413	$2,511
Class B Shares	$235	$724	$1,240	$2,531

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

▶

Fund Summaries

Huntington Macro 100 Fund

continued

Principal Investment Strategy

The Advisor pursues the Fund’s investment objective by investing at least 80% of its assets in equity securities, applying a “top down” approach to stock selection (analyzing the impact of economic trends before considering the performance of individual stocks). The Advisor evaluates broad macroeconomic trends, attempts to anticipate shifts in the business cycle, and determines which sectors, industries, companies or markets may provide relatively higher performance. The strategy is based upon the quantitative and qualitative analysis of core economic models that, when combined, produce rankings of the S&P 500 companies. The Advisor uses these rankings to determine its top 100 stocks for inclusion in the Fund’s portfolio. The Fund will typically hold 100 securities and the Advisor will determine appropriate weightings of the holdings from time to time. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. As of December 31, 2009, the S&P 500 statistics were as follows: the average market capitalization of companies in the index was approximately $19.86 billion and the median market capitalization was approximately $8.59 billion. The smallest company in the S&P 500 had a market capitalization of $1.06 billion and the largest company had a market capitalization of approximately $323.72 billion.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Market Risk: The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Equity Securities Risk: The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Investment Style Risk. The type of securities on which a Fund focuses may underperform other assets or the overall market.

Growth Investing Risk. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

Value Investing Risk. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stock in an up market.

Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and could increase the amount of taxes you owe by generating short-term gains, which may be taxed at a higher rate.

Mid/Small Cap Stock Risk. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

▶

Fund Summaries

Huntington Macro 100 Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart

Best Quarter	Q3 2009	16.96%
Worst Quarter	Q4 2008	(21.42)%

This table shows the Fund’s average annual total returns for periods ended December 31, 2009.

Average Annual Total Return Table

(for the periods ended December 31, 2009)

	1 Year	5 Years	Since Class Inception*
Macro 100 Fund — Trust Shares
Returns before taxes	29.15%	(1.67)%	0.56%
Returns after taxes on distributions(1)	29.11%	(2.62)%	(0.31)%
Returns after taxes on distributions and sales of Trust Shares(1)	19.00%	(1.69)%	0.22%
Macro 100 Fund — Class A Shares (with 4.75% sales charge)
Returns before taxes	22.60%	(2.89)%	(0.58)%
Macro 100 Fund — Class B Shares (with applicable Contingent Deferred Sales Charge)
Returns before taxes	23.08%	(2.74)%	(0.35)%
Standard & Poor’s 500 Index (S&P 500) (reflects no deduction for fees, expenses or taxes)(2)	26.46%	0.42%	2.20%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
*	Since April 30, 2004.

▶

Fund Summaries

Huntington Macro 100 Fund

continued

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. B. Randolph Bateman, President and Chief Investment Officer of the Advisor has served as Portfolio Manager of the Fund since 2008.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A Shares, Class B Shares and Trust Shares is $1,000. For Class A Shares and Class B Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For Class A Shares, Class B Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Macro 100 Fund and applicable Share class (e.g., Huntington Macro 100 Fund — Class A Shares) (Mail to The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (Huntington National Bank NA, ABA #044000024, Huntington Fund, Account #01892228947, Shareholder Name, Shareholder Account Number). Redeem on any business day when the New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail at the Huntington Funds address above.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

▶

Fund Summaries

Huntington Mid Corp America Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek long-term capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge” section at page 218 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 88 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares	Class B Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	4.75%	None

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None	5.00%

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares	Class B Shares
Management Fees	0.75%	0.75%	0.75%

Distribution (12b-1) Fees	None	0.25%	0.75%

Other Expenses (including shareholder services fee)	0.61%	0.61%	0.61%

Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%

Total Annual Fund Operating Expenses	1.39%	1.64%	2.14%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$142	$440	$761	$1,669
Class A Shares	$634	$968	$1,324	$2,326
Class B Shares	$717	$970	$1,349	$2,346

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$142	$440	$761	$1,669
Class A Shares	$634	$968	$1,324	$2,326
Class B Shares	$217	$670	$1,149	$2,346

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher

▶

Fund Summaries

Huntington Mid Corp America Fund

continued

taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategy

The Fund will normally invest at least 80% of its assets in common stocks of mid cap companies. Mid cap companies are those companies with market capitalizations at the time of purchase in the range of companies in the Russell Midcap Index (“RMCI”) or the Standard & Poor’s 400 MidCap Index (“S&P 400”). As of May 31, 2009, the companies in the RMCI had a total market capitalization range of approximately $829 million to $12.21 billion. As of March 31, 2010, the companies in the S&P 400 had a total market capitalization range of approximately $850 million to $3.8 billion. In managing the Fund’s portfolio, the Advisor emphasizes mid cap companies with above-average growth potential or with temporarily depressed prices. Evaluation techniques the Advisor typically uses in selecting individual securities include fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis will focus on qualitative aspects of the company’s product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. The Fund may also invest in convertible bonds and convertible preferred stocks.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Market Risk: The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Equity Securities Risk: The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Investment Style Risk. The type of securities on which a Fund focuses may underperform other assets or the overall market.

Mid/Small Cap Stock Risk. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and could increase the amount of taxes you owe by generating short-term gains, which may be taxed at a higher rate.

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

▶

Fund Summaries

Huntington Mid Corp America Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart

Best Quarter	Q3 2009	16.79%
Worst Quarter	Q4 2008	(24.91)%

▶

Fund Summaries

Huntington Mid Corp America Fund

continued

This table shows the Fund’s average annual total returns for periods ended December 31, 2009.

Average Annual Total Return Table

(for the periods ended December 31, 2009)

	1 Year	5 Years	Since Class Inception*
Mid Corp America Fund — Trust Shares
Returns before taxes	32.69%	1.48%	4.73%
Returns after taxes on distributions(1)	32.64%	1.09%	4.48%
Returns after taxes on distributions and sales of Trust Shares(1)	21.32%	1.32%	4.14%
Mid Corp America Fund — Class A Shares (with 4.75% sales charge)
Returns before taxes	25.95%	0.24%	3.87%
Mid Corp America Fund — Class B Shares (with applicable Contingent Deferred Sales Charge)
Returns before taxes	26.65%	0.35%	3.96%
Standard & Poor’s Mid Cap 400 Index (S&P 400) (reflects no deduction for fees, expenses or taxes)(2)	37.38%	3.27%	5.73%
Russell Mid Cap Index (RMCI) (reflects no deduction for fees, expenses or taxes)(3)	40.48%	2.43%	5.27%
Lipper Mid Cap Core Average (LMCCA) (reflects no deduction for fees, expenses or taxes)(4)	37.06%	1.54%	4.50%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The S&P 400 is an unmanaged capitalization-weighted index of common stocks representing the mid-range sector of the U.S. Stock Market.
(3)	The unmanaged RMCI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 26% of the total market capitalization of the Russell 1000 Index.
(4)	LMCCA figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.
*	Since March 1, 2001.

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Christopher M. Rowane, Senior Vice President of the Advisor has served as Portfolio Manager of the Fund since 2001.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A Shares, Class B Shares and Trust Shares is $1,000. For Class A Shares and Class B Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For Class A Shares, Class B Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Mid Corp America Fund and applicable Share class

▶

Fund Summaries

Huntington Mid Corp America Fund

continued

(e.g., Huntington Mid Corp America Fund — Class A Shares) (Mail to The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (Huntington National Bank NA, ABA #044000024, Huntington Fund, Account #01892228947, Shareholder Name, Shareholder Account Number). Redeem on any business day when the New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail at the Huntington Funds address above.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

▶

Fund Summaries

Huntington New Economy Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge” section at page 218 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 88 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares	Class B Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	4.75%	None

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None	5.00%

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares	Class B Shares
Management Fees	0.85%	0.85%	0.85%

Distribution (12b-1) Fees	None	0.25%	0.75%

Other Expenses (including shareholder services fee)	0.70%	0.70%	0.70%

Acquired Fund Fees and Expenses	0.04%	0.04%	0.04%

Total Annual Fund Operating Expenses	1.59%	1.84%	2.34%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$162	$502	$866	$1,889
Class A Shares	$653	$1,026	$1,423	$2,531
Class B Shares	$737	$1,030	$1,450	$2,552

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$162	$502	$866	$1,889
Class A Shares	$653	$1,026	$1,423	$2,531
Class B Shares	$237	$730	$1,250	$2,552

▶

Fund Summaries

Huntington New Economy Fund

continued

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 114% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Fund invests at least 65% of total assets in the equity securities of U.S. and, to a lesser extent, foreign companies.

The Fund seeks to invest in “new economy companies” by identifying companies engaged in developing products, processes, or services that provide technological or scientific advances and efficiencies.

“New Economy” companies include those that are engaged in advancing innovations in products, services or processes, generally of a scientific or technological nature. Those companies may be in any of a variety of industries. They also include companies in more traditional industries, such as certain consumer products retailers, that have extensively used technological or scientific advances to develop new or improved products or processes.

The Fund generally takes a growth approach to selecting stocks, identifying companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Screens based upon quantitative models are used in the security identification and selection process. Models rely upon price and earnings momentum variables, as well as valuation, liquidity and risk variables. Sector weights reflect the ongoing sector weights of the Standard & Poor’s Midcap 400 Index benchmark, input from the Investment Policy Committee of Huntington Bank, and expectations of sector out-performance or underperformance derived from quantitative and other sources. As of March 31, 2010, the companies in the Standard & Poor’s Midcap 400 Index had a total market capitalization range of approximately $850 million to $3.8 billion.

The Fund may invest in companies of any size. The Fund reserves the right to invest up to 35% of total assets in other securities, such as, corporate bonds and government securities. The Fund may also invest in convertible bonds and convertible preferred stocks.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Market Risk: The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Equity Securities Risk: The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Investment Style Risk. The type of securities on which a Fund focuses may underperform other assets or the overall market.

Growth Investing Risk. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

▶

Fund Summaries

Huntington New Economy Fund

continued

Mid/Small Cap Stock Risk. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Foreign Investment Risk: Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and could increase the amount of taxes you owe by generating short-term gains, which may be taxed at a higher rate.

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

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Fund Summaries

Huntington New Economy Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart

Best Quarter	Q2 2009	20.67%
Worst Quarter	Q4 2008	(31.88)%

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Fund Summaries

Huntington New Economy Fund

continued

This table shows the Fund’s average annual total returns for periods ended December 31, 2009.

Average Annual Total Return Table

(for the periods ended December 31, 2009)

	1 Year	5 Years	Since Class Inception*
New Economy Fund — Trust Shares
Returns before taxes	39.20%	(2.69)%	2.60%
Returns after taxes on distributions(1)	39.20%	(3.49)%	2.11%
Returns after taxes on distributions and sales of Trust Shares(1)	25.48%	(1.96)%	2.43%
New Economy Fund — Class A Shares (with 4.75% sales charge)
Returns before taxes	32.22%	(3.89)%	1.79%
New Economy Fund — Class B Shares (with applicable Contingent Deferred Sales Charge)
Returns before taxes	33.20%	(3.70)%	1.87%
Standard & Poor’s Mid Cap 400/Citigroup Growth Index (S&P 400 CG) (reflects no deduction for fees, expenses or taxes)(2)	41.08%	3.87%	5.42%
Standard & Poor’s Mid Cap 400 Index (S&P MC 400) (reflects no deduction for fees, expenses or taxes)(3)	37.38%	3.27%	5.73%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)

The unmanaged S&P 400 CG is designed to provide a comprehensive measure of mid-cap U.S. equity growth performance. It is a float adjusted market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the S&P Mid Cap 400 that have been identified as being on the growth and of the growth value spectrum. The Fund’s investment adviser elected to change the benchmark index from the S&P MC 400 to the S&P 400 CG because the S&P 400 CG is more reflective of the securities in which the Fund invests.

(3)	The unmanaged S&P MC 400 is a capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. Stock Market.
*	Since March 1, 2001.

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Randy Hare has served as Portfolio Manager of the Fund since 2007.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A Shares, Class B Shares and Trust Shares is $1,000. For Class A Shares and Class B Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For Class A Shares, Class B Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

▶

Fund Summaries

Huntington New Economy Fund

continued

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington New Economy Fund and applicable Share class (e.g., Huntington New Economy Fund — Class A Shares) (Mail to The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (Huntington National Bank NA, ABA #044000024, Huntington Fund, Account #01892228947, Shareholder Name, Shareholder Account Number). Redeem on any business day when the New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail at the Huntington Funds address above.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

▶

Fund Summaries

Huntington Real Strategies Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek total return consisting of capital appreciation and income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge” section at page 218 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 88 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares	Class B Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	4.75%	None

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None	5.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares	Class B Shares
Management Fees	0.75%	0.75%	0.75%

Distribution (12b-1) Fees	None	0.25%	0.75%

Other Expenses (including shareholder services fee)	0.63%	0.63%	0.63%

Acquired Fund Fees and Expenses	0.14%	0.14%	0.14%

Total Annual Fund Operating Expenses	1.52%	1.77%	2.27%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$155	$480	$829	$1,813
Class A Shares	$646	$1,006	$1,389	$2,460
Class B Shares	$730	$1,009	$1,415	$2,480

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$155	$480	$829	$1,813
Class A Shares	$646	$1,006	$1,389	$2,460
Class B Shares	$230	$709	$1,215	$2,480

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

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Fund Summaries

Huntington Real Strategies Fund

continued

Principal Investment Strategy

The Fund pursues its objective by making investments that have performed well relative to general U.S. stocks and bonds during periods of increased inflation. The Fund implements its strategy by investing in a combination of the following securities and related derivative contracts:

•	Real Estate Investment Trusts (“REITs”) that own commercial or residential properties, timberlands and other real estate or that provide real estate financing;

•

Publicly traded partnerships and trusts, including exchange traded commodity funds (“ETCFs”) and master limited partnerships (“MLPs”), that (1) invest in real estate or commodities, or in derivative contracts for real estate, commodities or related indices, or (2) conduct real estate-related or commodities-related businesses;

•

Equity securities issued by corporations engaged in real estate-related or commodities-related businesses, index-based securities and investment companies that invest in such equity securities, and other securities representing interests in cash flows or returns from real estate or commodities; and

•

Inflation-Protected Securities (“IPS”) issued by U.S. and non-U.S. governments, their agencies or instrumentalities and by corporations that are structured to provide protection against inflation, and other fixed income securities that historically have provided protection against inflation.

For purposes of this investment strategy, commodities include any physical good used principally in the manufacture or production of products, or the construction of facilities, including without limitation, agricultural products, minerals and energy. The Fund will treat a good as a commodity after it has been harvested or extracted, and after it has been processed or manufactured into another form.

In addition, an issuer is “real estate-related” if it engages primarily in the business of (1) acquiring, developing, managing or financing real estate or (2) providing goods, equipment or services to companies engaged in such businesses. An issuer is “commodities-related” if it engages primarily in the business of (1) growing, harvesting, transporting, processing or selling crops (including timber) or livestock, (2) finding, extracting, transporting, refining, manufacturing or selling minerals, (3) generating, transporting or selling electricity, or (4) providing goods, equipment or services to companies engaged in any of the foregoing businesses.

The Advisor bases the Fund’s investment strategy on its evaluation of the current and expected market conditions for real estate and commodities, and its outlook for inflation in the United States.

Under ordinary market conditions, the Fund will hold IPS to the extent that the Advisor cannot find more favorable real estate-related and commodities-related investment opportunities. IPS will include U.S. Treasury Inflation-Protected Securities (“TIPS”), other U.S. dollar denominated fixed income securities issued by U.S. government agencies and instrumentalities or corporations, and derivatives contracts, with inflation protection provisions (including adjustable interest rates).

The Fund is not limited as to the minimum or maximum amount of its assets it may invest in real estate-related, commodities-related or inflation-protected investments, or in any combination thereof. In addition, the Fund’s investment strategy may result in investment of more than 25% of its portfolio in certain business sectors (such as energy or mining) or in certain geographic regions or countries.

The Fund may invest in securities issued by U.S. and foreign governments and companies, and in securities denominated in foreign currencies. The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

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Fund Summaries

Huntington Real Strategies Fund

continued

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Market Risk: The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Equity Securities Risk: The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Investment Style Risk. The type of securities on which a Fund focuses may underperform other assets or the overall market.

Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and could increase the amount of taxes you owe by generating short-term gains, which may be taxed at a higher rate.

Agriculture Risk. Investments in agriculture-related companies are subject to the same risks as investments in agricultural commodities, such as adverse weather conditions, embargoes, tariffs, and adverse international economic, political and regulatory developments.

Class/Sector Focus Risk. When the Fund invests more than 25% of its net assets in a particular asset class (such as real estate-related or commodities-related securities), or securities of issuers within a particular business sector or geographic region, it is subject to increased risk.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

Energy Risk. Investments in energy-related companies may fluctuate substantially in value over both short and long periods, based on changes in the prices and supplies of oil and other energy fuels.

Fee Layering Risk. Because the Fund may invest its assets in underlying mutual funds or ETFs that have their own fees and expenses in addition to those charged directly by the Fund, the Fund may bear higher expenses than a Fund that invests directly in individual securities.

Foreign Custodial Services Risk. Foreign custodial services are generally more expensive in foreign jurisdictions than in the United States. In addition, because the procedures for settling securities transactions in foreign markets differ from those in the United States, it may be more difficult for the Fund to make intended purchases and sales of securities in foreign countries.

Foreign Investment Risk: Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

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Fund Summaries

Huntington Real Strategies Fund

continued

Inflation-Protected Securities Risk. While IPS adjust positively in response to inflation, their value may under certain circumstances decline or underperform relative to other fixed-income securities. In addition, the tax and other charactistics of IPS held by the Fund could require the Fund to liquidate other portfolio securities at disadvantageous times in order to pay taxes, and could cause fluctuations in the Fund’s income distributions.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Mid/Small Cap Stock Risk. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Mineral and Mining Risks. The Fund’s investment in minerals and mining related companies are subject to the same risks as direct investments in minerals. Mineral prices rise and fall in response to many factors, which could lead to significant and rapid fluctuations in the value of mining related investments held by the Fund.

Non-Diversification Risk. Because the Fund invests in a small number of issuers, its value will be affected to a greater extent by the performance of any one of those issuers or by any single economic, political, market or regulatory event affecting any one of those issuers than is a fund that invests in a larger number of issuers.

Real Estate/REIT Risk. The Fund’s investment in REITs is subject to the same risks as direct investments in real estate, including sensitivity to general economic downturns and the volatility of local real estate markets. REITs may have limited financial resources and their securities may trade infrequently and in limited volume, and thus they may be more volatile than other securities.

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Fund Summaries

Huntington Real Strategies Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart

Best Quarter	Q3 2009	14.34%
Worst Quarter	Q4 2008	(35.61)%

This table shows the Fund’s average annual total returns for periods ended December 31, 2009.

Average Annual Total Return Table

(for the periods ended December 31, 2009)

	1 Year	Since Class inception*
Real Strategies Fund — Trust Shares
Returns before taxes	32.33%	(13.74)%
Returns after taxes on distributions(1)	32.13%	(14.11)%
Returns after taxes on distributions and sales of Trust Shares(1)	21.28%	(11.54)%
Real Strategies Fund — Class A Shares (with 4.75% sales charge)
Returns before taxes	25.45%	(15.54)%
Real Strategies Fund — Class B Shares (with applicable Contingent Deferred Sales Charge)
Returns before taxes	26.16%	(15.38)%
S&P GSCI Index (reflects no deduction for fees, expenses or taxes)(2)	13.49%	(9.43)%
Standard & Poor’s 500 Index (reflects no deduction for fees, expenses or taxes)(3)	26.46%	(8.04)%
Real Strategies Indices Blend(4)	27.96%	(7.14)%
(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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Fund Summaries

Huntington Real Strategies Fund

continued

(2)

The S&P GSCI Index measures general price movements and inflation in the world economy. The Index is calculated primarily on a world production-weighted basis and is comprised of the principal physical commodities that are the subject of active, liquid futures markets. The Fund’s investment adviser elected to change the benchmark index from the S&P 500 to the S&P GSCI because the S&P GSCI is more reflective of the securities in which the Fund invests.

(3)	The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
(4)

The Real Strategies Indices Blend is a custom blended index created by the Advisor comprised of the following two indices with their noted respective weightings: Reuters/Jefferies CRB Total Return Index (50%) and NAREIT Index (50%). The Reuters/Jefferies CRB Total Return Index is a commodity index, a basket of exchange-traded futures contracts representing long-only positions in underlying commodities. The NAREIT represents returns for the National Association of Real Estate Investment Trust Equity Index. This custom, blended index and its respective weightings are reflective of the Fund’s sector diversification.

*	Since May 1, 2007.

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Peter Sorrentino, Vice President of the Advisor, has served as Portfolio Manager of the Fund since its inception.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A Shares, Class B Shares and Trust Shares is $1,000. For Class A Shares and Class B Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For Class A Shares, Class B Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Real Strategies Fund and applicable Share class (e.g., Huntington Real Strategies Fund — Class A Shares) (Mail to The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (Huntington National Bank NA, ABA #044000024, Huntington Fund, Account #01892228947, Shareholder Name, Shareholder Account Number). Redeem on any business day when the New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail at the Huntington Funds address above.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

▶

Fund Summaries

Huntington Rotating Markets Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge” section at page 218 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 88 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares	Class B Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	4.75%	None

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None	5.00%

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares	Class B Shares
Management Fees	0.50%	0.50%	0.50%

Distribution (12b-1) Fees	None	0.25%	0.75%

Other Expenses (including shareholder services fee)	0.69%	0.69%	0.69%

Acquired Fund Fees and Expenses	0.87%	0.87%	0.87%

Total Annual Fund Operating Expenses	2.06%	2.31%	2.81%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$209	$646	$1,108	$2,390
Class A Shares	$698	$1,162	$1,652	$2,995
Class B Shares	$784	$1,171	$1,684	$3,019

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$209	$646	$1,108	$2,390
Class A Shares	$698	$1,162	$1,652	$2,995
Class B Shares	$284	$871	$1,484	$3,019

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 230% of the average value of its portfolio.

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Fund Summaries
                                    [GRAPHIC]

Huntington Rotating Markets Fund

continued

Principal Investment Strategy

The Fund will pursue its investment objective by rotating investments among equity market segments (small-cap, mid-cap, large-cap and global) as determined by the Fund’s Advisor to offer the greatest potential for capital appreciation in a given market environment.

Under normal market conditions the Fund will invest (either directly or through the ownership of index-based securities, as described below) at least 75% of its assets in equity stocks comprising the equity market segment selected by the Advisor. The Advisor will rotate among the small-cap, mid-cap, large-cap and global equity market segments. To determine which equity market segment offers the greatest potential for capital appreciation, the Advisor will use “top-down” analysis (analyzing the impact of economic trends before considering the performance of individual stocks) to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors or industries may benefit the most over the next 12 months. The Advisor will continuously monitor the market environment and may rotate the equity market segment when the Advisor determines that another is more favorable given the projected market environment. The Fund will not provide notice to shareholders when the Advisor rotates among market segments.

The following is information about the equity market segments among which the Advisor will rotate investments. Investment in any segment could consist of stocks of companies whose capitalization falls within the specified range and/or index-based securities that hold stocks of companies whose capitalization falls within the specified range at the time of purchase. Index-based securities are exchange-traded funds that represent ownership in a long-term investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the Russell 2000 Index, S&P 500, or the NASDAQ-100 Index. As of February 28, 2010, the Russell 2000 Index had a total market capitalization range of approximately $78 million to $1.688 billion. As of December 31, 2009, the S&P 500’s average market capitalization of companies in the index was approximately $19.86 billion and the median market capitalization was approximately $8.59 billion. The small-cap, mid-cap and large-cap market segments are comprised predominantly of U.S. companies, although many companies have international operations or international exposure to varying degrees.

The small-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent small-cap index such as the Russell 2000 Index.

The mid-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent mid-cap index such as the Russell Midcap Index.

The large-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent large-cap index such as the S&P 500.

The global market segment comprises companies that are based throughout the world, including the United States. When invested in the global market segment, the Fund’s investment (either directly or through the ownership of index-based securities) in equity stocks issued by companies based outside the United States will typically fluctuate between 50% and 80% of its assets.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit

▶

Fund Summaries

Huntington Rotating Markets Fund

continued

Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Market Risk: The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Equity Securities Risk: The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Investment Style Risk. The type of securities on which a Fund focuses may underperform other assets or the overall market.

Mid/Small Cap Stock Risk. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Foreign Investment Risk: Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Energy Risk. Investments in energy-related companies may fluctuate substantially in value over both short and long periods, based on changes in the prices and supplies of oil and other energy fuels.

Foreign Custodial Services Risk. Foreign custodial services are generally more expensive in foreign jurisdictions than in the United States. In addition, because the procedures for settling securities transactions in foreign markets differ from those in the United States, it may be more difficult for the Fund to make intended purchases and sales of securities in foreign countries.

Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and could increase the amount of taxes you owe by generating short-term gains, which may be taxed at a higher rate.

Fee Layering Risk. Because the Fund may invest its assets in underlying mutual funds or ETFs that have their own fees and expenses in addition to those charged directly by the Fund, the Fund may bear higher expenses than a Fund that invests directly in individual securities.

▶

Fund Summaries

Huntington Rotating Markets Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart

Best Quarter	Q2 2009	23.71%
Worst Quarter	Q4 2008	(25.63)%

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Fund Summaries

Huntington Rotating Markets Fund

continued

This table shows the Fund’s average annual total returns for periods ended December 31, 2009.

Average Annual Total Return Table

(for the periods ended December 31, 2009)

	1 Year	5 Years	Since Class Inception*
Rotating Markets Fund — Trust Shares
Returns before taxes	33.64%	2.08%	1.84%
Returns after taxes on distributions(1)	33.44%	1.68%	1.60%
Returns after taxes on distributions and sales of Trust Shares(1)	22.13%	1.81%	1.60%
Rotating Markets Fund — Class A Shares (with 4.75% sales charge)
Returns before taxes	27.04%	0.85%	1.03%
Rotating Markets Fund — Class B Shares** (with applicable Contingent Deferred Sales Charge)
Returns before taxes	27.98%	1.01%	1.12%
Standard & Poor’s 500 Index (S&P 500) (reflects no deduction for fees, expenses or taxes)(2)	26.46%	0.42%	0.59%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
*	Since May 1, 2001.
**	Prior to May 1, 2007 (the inception date of Class B Shares), performance for Class B Shares is based on the performance of Class A Shares, adjusted for the Class B Shares 12b-1 fees and contingent deferred sales charge.

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Paul Koscik, Vice President of the Advisor, has served as Portfolio Manager of the Fund since 2001.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A Shares, Class B Shares and Trust Shares is $1,000. For Class A Shares and Class B Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For Class A Shares, Class B Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Rotating Markets Fund and applicable Share class (e.g., Huntington Rotating Markets Fund — Class A Shares) (Mail to The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (Huntington National Bank NA, ABA #044000024, Huntington Fund, Account #01892228947, Shareholder Name, Shareholder Account Number). Redeem on any business day when the New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail at the Huntington Funds address above.

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Fund Summaries

Huntington Rotating Markets Fund

continued

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

▶

Fund Summaries

Huntington Situs Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge” section at page 218 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 88 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares	Class B Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	4.75%	None

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None	5.00%

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares	Class B Shares
Management Fees	0.75%	0.75%	0.75%

Distribution (12b-1) Fees	None	0.25%	0.75%

Other Expenses (including shareholder services fee)	0.63%	0.63%	0.63%

Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%

Total Annual Fund Operating Expenses	1.41%	1.66%	2.16%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$144	$446	$771	$1,691
Class A Shares	$636	$974	$1,334	$2,347
Class B Shares	$719	$976	$1,359	$2,366

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$144	$446	$771	$1,691
Class A Shares	$636	$974	$1,334	$2,347
Class B Shares	$219	$676	$1,159	$2,366

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

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Fund Summaries

Huntington Situs Fund

continued

Principal Investment Strategy

The Fund pursues its investment objective by investing primarily in equity securities of companies whose geographical, political and/or demographic situs positions them to outperform other companies. Equity securities include common stocks, preferred stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks which, if rated, will be investment-grade at the time of investment. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment that the security is comparable to investment-grade.

Under normal market conditions, the Advisor invests at least 80% of the Fund’s assets in equity securities of U.S. companies. The Fund may also invest up to 20% of its assets in foreign securities.

In managing the Fund’s portfolio, the Advisor utilizes a screening process that identifies companies based on situs, which is one or more geographical locations that are positioned and likely to allow the companies to outperform those in other locations. Examples of situs advantages include favorable political, social or economic factors or population demographics. While the Fund may invest in companies of any size, smaller companies tend to be best positioned to outperform due to situs factors.

The Advisor also employs fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis focuses on qualitative aspects of the company’s product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Mid/Small Cap Stock Risk. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Market Risk: The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Equity Securities Risk: The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Investment Style Risk. The type of securities on which a Fund focuses may underperform other assets or the overall market.

Foreign Investment Risk: Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Foreign Custodial Services Risk. Foreign custodial services are generally more expensive in foreign jurisdictions than in the United States. In addition, because the procedures for settling securities transactions in foreign markets differ from those in the United States, it may be more difficult for the Fund to make intended purchases and sales of securities in foreign countries.

Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and could increase the amount of taxes you owe by generating short-term gains, which may be taxed at a higher rate.

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Fund Summaries

Huntington Situs Fund

continued

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

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Fund Summaries

Huntington Situs Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart

Best Quarter	Q2 2009	22.55%
Worst Quarter	Q4 2008	(26.23)%

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Fund Summaries

Huntington Situs Fund

continued

This table shows the Fund’s average annual total returns for periods ended December 31, 2009.

Average Annual Total Return Table

(for the periods ended December 31, 2009)

	1 Year	5 Years	Since Class Inception*
Situs Fund — Trust Shares
Returns before taxes	36.86%	3.30%	10.42%
Returns after taxes on distributions(1)	36.77%	2.58%	9.84%
Returns after taxes on distributions and sales of Trust Shares(1)	24.07%	2.85%	9.21%
Situs Fund — Class A Shares (with 4.75% sales charge)
Returns before taxes	30.06%	2.03%	9.39%
Situs Fund — Class B Shares (with applicable Contingent Deferred Sales Charge)
Returns before taxes	30.93%	2.20%	9.59%
Standard & Poor’s Small Cap 600 Index (S&P 600) (reflects no deduction for fees, expenses or taxes)(2)	25.57%	1.36%	9.34%
Standard & Poor’s 500 Index (S&P 500) (reflects no deduction for fees, expenses or taxes)(3)	26.46%	0.42%	6.51%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The unmanaged S&P 600 generally represents all major industries in the small-cap range of the U.S. stock market.
(3)	The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
*	Since September 30, 2002.

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. B. Randolph Bateman, President and Chief Investment Officer of the Advisor, has served as Portfolio Manager of the Fund since 2002.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A Shares, Class B Shares and Trust Shares is $1,000. For Class A Shares and Class B Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For Class A Shares, Class B Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Situs Fund and applicable Share class (e.g., Huntington Situs Fund — Class A Shares) (Mail to The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (Huntington National Bank NA, ABA #044000024, Huntington Fund, Account #01892228947, Shareholder Name, Shareholder Account Number). Redeem on any business day when the New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail at the Huntington Funds address above.

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Fund Summaries

Huntington Situs Fund

continued

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

▶

Fund Summaries

Huntington Technical Opportunities Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek long-term growth of principal with production of income as a secondary goal.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge” section at page 218 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 88 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares	Class B Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	4.75%	None

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None	5.00%

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares	Class B Shares
Management Fees	0.75%	0.75%	0.75%

Distribution (12b-1) Fees	None	0.25%	0.75%

Other Expenses (including shareholder services fee)	1.19%	1.19%	1.19%

Acquired Fund Fees and Expenses	0.99%	0.99%	0.99%

Total Annual Fund Operating Expenses	2.93%	3.18%	3.68%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$296	$907	$1,543	$3,252
Class A Shares	$781	$1,409	$2,060	$3,794
Class B Shares	$870	$1,426	$2,102	$3,823

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$296	$907	$1,543	$3,252
Class A Shares	$781	$1,409	$2,060	$3,794
Class B Shares	$370	$1,126	$1,902	$3,823

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 374% of the average value of its portfolio.

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Fund Summaries

Huntington Technical Opportunities Fund

continued

Investment Strategy

The Fund’s investment objective is to seek long-term growth of principal with production of income as a secondary goal. The Advisor implements its strategy by using technical analysis (analyzing and examining past price movements to anticipate or forecast future price movements) and fundamental analytical techniques as the primary means to evaluate the securities in which the Fund invests. The Fund pursues its objective by searching and evaluating global investment opportunities in both equity and debt securities.

In managing the Fund’s portfolio, the Advisor will employ technical analysis to determine the “long-term trend” of a security and to time the purchase or sale of a security.

The Fund will invest in securities when the Advisor’s technical models indicate that such securities have significant potential to outperform the Fund’s benchmark index, the Standard & Poor’s 500 Index (“S&P 500”). Likewise, the Fund will sell interests or reduce investment exposure in certain securities when the Advisor’s technical models indicate that such securities have significant potential to underperform the Fund’s benchmark index. In connection with this strategy, the Fund may invest in the securities of companies with small market capitalizations (i.e., companies with a market capitalization of $500 million or less), to the extent that such companies are within the S&P 500.

The Fund uses technical analysis to allocate its portfolio holdings among the following securities and related derivative contracts:

•	U.S. and international stock investments;

•	ETFs (including “Ultrashort” ETFs);

•	Investment-grade debt obligations of U.S. and international corporations;

•	Fixed income securities, such as Quality Government Securities; and

•	Put and call options on individual equities, fixed income securities and exchange traded funds, currency derivative contracts and cash and market indices.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Under ordinary market conditions, the Fund’s portfolio may be invested in U.S. and international individual common stocks. The Fund may invest in equity securities of companies of any size, including small, high growth companies. The Fund may also invest in companies whose shares are being, or recently have been, offered to the public for the first time. Additionally, the Fund will invest assets in ETFs to gain exposure to domestic and international equity indices, equity sectors and industry sectors.

The Advisor may also invest in “Ultrashort” ETFs in order to take advantage of an anticipated decline in the price of one or more specified underlying indexes, or to hedge against such indexes’ price volatility. If an Ultrashort ETF is successful in meeting its objective, its value (before fees and expenses) should gain approximately twice as much, on a percentage basis, as any decrease in the corresponding index and, conversely, its value should lose approximately twice as much, on a percentage basis, as any increase in the corresponding index when the index rises on a given day.

The fixed income securities selected by the Advisor are: (i) rated investment-grade or better by a NRSRO; or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment-grade at the time of purchase. However, if a security is downgraded below investment-grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. In addition, these fixed income securities will have remaining maturities of no more than 10 years.

The Fund may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts and/or hybrid instruments to increase or decrease the allocation of the portfolio to securities, currency securities or types of securities in which the Fund (or underlying ETFs) may invest directly.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

▶

Fund Summaries

Huntington Technical Opportunities Fund

continued

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and a failure to achieve a high correlation may prevent the Fund from achieving its investment objective.

Market Risk: The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Equity Securities Risk: The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Foreign Investment Risk: Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Foreign Custodial Services Risk. Foreign custodial services are generally more expensive in foreign jurisdictions than in the United States. In addition, because the procedures for settling securities transactions in foreign markets differ from those in the United States, it may be more difficult for the Fund to make intended purchases and sales of securities in foreign countries.

Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and could increase the amount of taxes you owe by generating short-term gains, which may be taxed at a higher rate.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

Early Close/Trading Halt Risk. Due to the ability of an exchange or other securities market to close early, or to halt or restrict trading on specific securities, the Fund may not be able to rebalance its portfolio, or accurately price its investments, and may incur substantial trading losses.

Exchange-Traded Funds Risk. Like a conventional mutual fund, the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETF may be halted under certain circumstances.

Fee Layering Risk. Because the Fund may invest its assets in underlying mutual funds or ETFs that have their own fees and expenses in addition to those charged directly by the Fund, the Fund may bear higher expenses than a Fund that invests directly in individual securities.

▶

Fund Summaries

Huntington Technical Opportunities Fund

continued

Market Price Variance (ETFs) Risk. There may be times when the market price and NAV of an ETF may vary significantly, and because the Fund buys and sells ETFs at market price, it may pay more than NAV when buying an ETF, and receive less than NAV when selling an ETF. In addition, the Fund incurs certain transaction costs in purchasing and selling ETFs in the secondary market.

Non-diversification Risk. Because the Fund invests in a small number of issuers, its value will be affected to a greater extent by the performance of any one of those issuers or by any single economic, political, market or regulatory event affecting any one of those issuers than is a fund that invests in a larger number of issuers.

Derivative Contracts and Hybrid Investments Risk. Derivatives contracts and hybrid instruments involve risks different from, and possibly greater than, traditional investments, including valuation and tax issues, increased potential for losses and/or costs to the Fund, and interest rate, credit, currency, liquidity and leverage risks.

Ultrashort ETFs Risk. The use of aggressive investment techniques by Ultrashort ETFs exposes the Fund to losses exceeding the amounts invested by the Fund and also exposes the Fund to other risks which are different from, and possibly greater than, the risks associated with investing directly in securities.

▶

Fund Summaries

Huntington Technical Opportunities Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart

Best Quarter	Q3 2009	13.95%
Worst Quarter	Q1 2009	(13.33)%

This table shows the Fund’s average annual total returns for periods ended December 31, 2009.

Average Annual Total Return Table

(for the periods ended December 31, 2009)

	1 Year	Since Class Inception*
Technical Opportunities Fund — Trust Shares
Returns before taxes	16.91%	(14.14)%
Returns after taxes on distributions(1)	16.81%	(14.19)%
Returns after taxes on distributions and sales of Trust Shares(1)	11.13%	(11.93)%
Technical Opportunities Fund — Class A Shares (with 4.75% sales charge)
Returns before taxes	10.96%	(16.88)%
Technical Opportunities Fund — Class B Shares (with applicable Contingent Deferred Sales Charge)
Returns before taxes	11.16%	(16.81)%
Standard & Poor’s 500 Index (S&P 500) (reflects no deduction for fees, expenses or taxes)(2)	26.46%	(10.00)%
(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
*	Since May 1, 2008.

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Fund Summaries

Huntington Technical Opportunities Fund

continued

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Paul Koscik, Vice President of the Advisor, and Martina Cheung, Vice President of the Advisor, have served as the Fund’s Co-Portfolio Managers since 2008.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A Shares, Class B Shares and Trust Shares is $1,000. For Class A Shares and Class B Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For Class A Shares, Class B Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Technical Opportunities Fund and applicable Share class (e.g., Huntington Technical Opportunities Fund — Class A Shares) (Mail to The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (Huntington National Bank NA, ABA #044000024, Huntington Fund, Account #01892228947, Shareholder Name, Shareholder Account Number). Redeem on any business day when the New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail at the Huntington Funds address above.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

▶

Fund Summaries

Huntington Fixed Income Securities Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek to achieve high current income through investment in fixed income securities where the average maturity of the Fund will not exceed 10 years.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge” section at page 218 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 88 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares	Class B Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	3.75%	None

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None	5.00%

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares	Class B Shares
Management Fees	0.50%	0.50%	0.50%

Distribution (12b-1) Fees	None	0.25%	0.75%

Other Expenses (including shareholder services fee)	0.58%	0.58%	0.58%

Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses	1.09%	1.34%	1.84%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$111	$347	$601	$1,329
Class A Shares	$506	$784	$1,082	$1,927
Class B Shares	$687	$879	$1,195	$2,028

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$111	$347	$601	$1,329
Class A Shares	$506	$784	$1,082	$1,927
Class B Shares	$187	$579	$995	$2,028

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund

▶

Fund Summaries

Huntington Fixed Income Securities Fund

continued

operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Investment Strategy

The Advisor, under normal circumstances, invests at least 80% of assets in fixed income securities, principally by investing in a combination of corporate debt, such as bonds, notes and debentures, obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, U.S. government-sponsored entities (“GSEs”), mortgage-backed securities and asset-backed securities. The selection of corporate debt obligations is limited to those: (i) rated in one of the top four categories by a NRSRO or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment-grade at the time of purchase. Within these parameters, the Advisor focuses on securities that offer the highest level of income. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings.

In managing the portfolio, the Advisor monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. The Advisor also follows closely new issue and secondary activity in the corporate debt market.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and could increase the amount of taxes you owe by generating short-term gains, which may be taxed at a higher rate.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities, particularly those with complex or highly variable terms, entail greater prepayment and liquidity risks than other fixed-income securities. As a result, their prices may be more volatile and their trading market may be more limited than that of other fixed income securities.

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed-income securities.

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

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Fund Summaries
Huntington Fixed Income Securities Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart

Best Quarter	Q4 2008	5.74%
Worst Quarter	Q2 2004	(2.83)%

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Fund Summaries

Huntington Fixed Income Securities Fund

continued

This table shows the Fund’s average annual total returns for periods ended December 31, 2009.

Average Annual Total Return Table

(for the periods ended December 31, 2009)

	1 Year	5 Years	10 Years
Fixed Income Securities Fund — Trust Shares
Returns before taxes	5.36%	4.49%	5.52%
Returns after taxes on distributions(1)	3.99%	3.06%	3.84%
Returns after taxes on distributions and sales of Trust Shares(1)	3.52%	3.00%	3.72%
Fixed Income Securities Fund — Class A Shares (with 3.75% sales charge)
Returns before taxes	1.16%	3.43%	4.86%
Fixed Income Securities Fund — Class B Shares* (with applicable Contingent Deferred Sales Charge)
Returns before taxes	(0.42)%	3.37%	4.71%
Barclays Government/Credit Bond Index (BGCBI) (reflects no deduction for fees, expenses or taxes)(2)	4.52%	4.71%	6.34%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)

The unmanaged BGCBI (formerly, the Lehman Brothers Government/Credit Bond Index) is comprised of all bonds that are investment grade Baa or higher by Moody’s or BBB or higher by S&P, if unrated by Moody’s. Issues must have at least one year to maturity.

*	Prior to May 1, 2000 (the inception date for Class B Shares), performance for Class B Shares is based on the performance of Class A Shares (and Trust Shares), adjusted for the Class B Shares 12b-1 fees and contingent deferred sales charge.

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Kirk Mentzer, Senior Vice President and Director of Investment Research of the Advisor, has served as the Fund’s Portfolio Manager since 2000.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A Shares, Class B Shares and Trust Shares is $1,000. For Class A Shares and Class B Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For Class A Shares, Class B Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Fixed Income Securities Fund and applicable Share class (e.g., Huntington Fixed Income Securities Fund — Class A Shares) (Mail to The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (Huntington National Bank NA, ABA #044000024, Huntington Fund, Account #01892228947, Shareholder Name, Shareholder Account Number). Redeem on any business day when the New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail at the Huntington Funds address above.

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Fund Summaries

Huntington Fixed Income Securities Fund

continued

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

▶

Fund Summaries

Huntington Intermediate Government Income Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek to provide investors with a high level of current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge” section at page 218 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 88 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares	Class B Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	3.75%	None

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None	5.00%

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares	Class B Shares
Management Fees	0.50%	0.50%	0.50%

Distribution (12b-1) Fees	None	0.25%	0.75%

Other Expenses (including shareholder services fee)	0.60%	0.60%	0.60%

Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses	1.11%	1.36%	1.86%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$113	$353	$612	$1,352
Class A Shares	$508	$790	$1,092	$1,949
Class B Shares	$689	$885	$1,206	$2,049

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$113	$353	$612	$1,352
Class A Shares	$508	$790	$1,092	$1,949
Class B Shares	$189	$585	$1,006	$2,049

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Fund Summaries

Huntington Intermediate Government Income Fund

continued

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Investment Strategy

The Advisor invests primarily in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities including mortgage-related securities. The Advisor, under normal circumstances, invests at least 80% of the Fund’s assets in U.S. government securities. The Fund will invest in investment-grade securities that allow it to maintain a dollar-weighted average maturity of not less than three nor more than 10 years. Within this range, the Advisor focuses on securities which offer the highest level of income. In general, in order to reduce volatility during periods of interest rate fluctuation, the Advisor invests in securities with a wide range of intermediate maturities. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities.

The Fund intends to invest in the securities of GSEs. Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not.

The Fund may invest in mortgage-related securities including derivative mortgage securities such as collateralized mortgage obligations (“CMOs”), whose income is generated by payments of principal and interest on pools of mortgage loans.

The Fund will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government securities.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and could increase the amount of taxes you owe by generating short-term gains, which may be taxed at a higher rate.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities, particularly those with complex or highly variable terms, such as CMOs, entail greater prepayment and liquidity risks than other fixed-income securities. As a result, their prices may be more volatile and their trading market may be more limited than that of other fixed income securities.

▶

Fund Summaries

Huntington Intermediate Government Income Fund

continued

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed-income securities.

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Extension Risk. When interest rates rise, homeowners may cause mortgage prepayments to occur at a slower-than expected rate, thus effectively extending the maturity of mortgage-backed securities. Prices of longer-term securities generally fluctuate more widely in response to changes in interest rates than shorter-term securities.

Derivative Contracts and Hybrid Investments Risks: Derivatives contracts and hybrid instruments involve risks different from, and possibly greater than, traditional investments, including valuation and tax issues, increased potential for losses and/or costs to the Fund, and interest rate, credit, currency, liquidity and leverage risks.

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Fund Summaries

Huntington Intermediate Government Income Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart

Best Quarter	Q4 2008	5.38%
Worst Quarter	Q2 2004	(2.49)%

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Fund Summaries

Huntington Intermediate Government Income Fund

continued

This table shows the Fund’s average annual total returns for periods ended December 31, 2009.

Average Annual Total Return Table

(for the periods ended December 31, 2009)

	1 Year	5 Years	10 Years
Intermediate Government Income Fund — Trust Shares
Returns before taxes	1.86%	4.20%	5.23%
Returns after taxes on distributions(1)	0.72%	2.86%	3.67%
Returns after taxes on distributions and sales of Trust Shares(1)	1.20%	2.80%	3.55%
Intermediate Government Income Fund — Class A Shares (with 3.75% sales charge)
Returns before taxes	(2.17)%	3.15%	4.57%
Intermediate Government Income Fund — Class B Shares* (with applicable Contingent Deferred Sales Charge)
Returns before taxes	(3.83)%	3.09%	4.45%
Barclays Intermediate Government/Credit Index (BIGC) (reflects no deduction for fees, expenses or taxes)(2)	5.24%	4.66%	5.93%
Merrill Lynch U.S. Treasuries/Agencies 1-10 Year Index (MLTA 1-10) (reflects no deduction for fees, expenses or taxes)(3)	(0.49)%	4.73%	5.59%
(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)

The unmanaged BIGC (formerly, the Lehman Brothers Intermediate Government/Credit Index) is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years.

(3)	The unmanaged MLTA 1-10 tracks the current 10-year Treasury securities.
*	Prior to May 12, 2003 (the inception date for Class B Shares), performance for Class B Shares is based on the performance of Class A Shares, adjusted for the Class B Shares 12b-1 fees and contingent deferred sales charge.

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. William G. Doughty, Vice President of the Advisor, has served as the Fund’s Portfolio Manager since 1999.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A Shares, Class B Shares and Trust Shares is $1,000. For Class A Shares and Class B Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For Class A Shares, Class B Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Intermediate Government Income Fund and applicable Share class (e.g., Huntington Intermediate Government Income Fund — Class A Shares) (Mail to

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Fund Summaries

Huntington Intermediate Government Income Fund

continued

The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (Huntington National Bank NA, ABA #044000024, Huntington Fund, Account #01892228947, Shareholder Name, Shareholder Account Number). Redeem on any business day when the New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail at the Huntington Funds address above.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Fund Summaries

Huntington Mortgage Securities Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek to achieve current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge” section at page 218 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 88 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares	Class B Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	3.75%	None

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None	5.00%

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares	Class B Shares
Management Fees	0.50%	0.50%	0.50%

Distribution (12b-1) Fees	None	0.25%	0.75%

Other Expenses (including shareholder services fee)	0.61%	0.61%	0.61%

Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%

Total Annual Fund Operating Expenses	1.13%	1.38%	1.88%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$115	$359	$622	$1,375
Class A Shares	$510	$796	$1,102	$1,970
Class B Shares	$691	$891	$1,216	$2,071

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$115	$359	$622	$1,375
Class A Shares	$510	$796	$1,102	$1,970
Class B Shares	$191	$591	$1,016	$2,071

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

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Fund Summaries

Huntington Mortgage Securities Fund

continued

Principal Investment Strategy

The Advisor invests, under normal circumstances, at least 80% of the Fund’s assets in mortgage-related securities, including mortgage Real Estate Investment Trusts (“REITs”) and Collateralized Mortgage Obligations (“CMOs”) (whose income is generated by payments of principal and interest on pools of mortgage loans and mortgage REITs). The Advisor especially focuses on securities which it expects to be less susceptible to prepayment of principal. The Advisor endeavors to maintain a dollar-weighted average portfolio life for the Fund of between two and ten years. The Fund may also invest up to 20% of its assets in equity REITs. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

In making its investment decisions, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities.

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Class/Sector Focus Risk. When the Fund invests more than 25% of its net assets in a particular asset class (such as real estate-related or commodities-related securities), or securities of issuers within a particular business sector or geographic region, it is subject to increased risk.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed-income securities.

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Real Estate/REIT Risk. The Fund’s investment in REITs is subject to the same risks as direct investments in real estate, including sensitivity to general economic downturns and the volatility of local real estate markets. REITs may have limited financial resources and their securities may trade infrequently and in limited volume, and thus they may be more volatile than other securities.

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Fund Summaries

Huntington Mortgage Securities Fund

continued

Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and could increase the amount of taxes you owe by generating short-term gains, which may be taxed at a higher rate.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities, particularly those with complex or highly variable terms, entail greater prepayment and liquidity risks than other fixed-income securities. As a result, their prices may be more volatile and their trading market may be more limited than that of other fixed income securities.

Derivative Contracts and Hybrid Investments Risks. Derivatives contracts and hybrid instruments involve risks different from, and possibly greater than, traditional investments, including valuation and tax issues, increased potential for losses and/or costs to the Fund, and interest rate, credit, currency, liquidity and leverage risks.

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Fund Summaries

Huntington Mortgage Securities Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart

Best Quarter	Q2 2002	3.78%
Worst Quarter	Q2 2004	(2.75)%

This table shows the Fund’s average annual total returns for periods ended December 31, 2009.

Average Annual Total Return Table

(for the periods ended December 31, 2009)

	1 Year	5 Years	10 Years
Mortgage Securities Fund — Trust Shares
Returns before taxes	5.17%	3.78%	5.72%
Returns after taxes on distributions(1)	3.86%	2.40%	4.09%
Returns after taxes on distributions and sales of Trust Shares(1)	3.33%	2.43%	3.94%
Mortgage Securities Fund — Class A Shares (with 3.75% sales charge)
Returns before taxes	0.97%	2.70%	5.02%
Mortgage Securities Fund — Class B Shares* (with applicable Contingent Deferred Sales Charge)
Returns before taxes	(0.59)%	2.65%	4.91%
Barclays Mortgage Backed Securities Index (BMBSI) (reflects no deduction for fees, expenses or taxes)(2)	5.89%	5.78%	6.46%
(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The unmanaged BMBSI (formerly, the Lehman Brothers Mortgage Backed Securities Index) is generally representative of the mortgage-backed securities market as a whole.
*	Prior to May 13, 2003 (the inception date for Class B Shares), performance for Class B Shares is based on the performance of Class A Shares, adjusted for the Class B Shares 12b-1 fees and contingent deferred sales charge.

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Fund Summaries

Huntington Mortgage Securities Fund

continued

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. William G. Doughty and Gustave J. Seasongood are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Doughty, Vice President of the Advisor, has served as Co-Portfolio Manager of the Fund since 1999. Mr. Seasongood, Vice President of the Advisor, has served as Co-Portfolio Manager of the Fund since 2001.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A Shares, Class B Shares and Trust Shares is $1,000. For Class A Shares and Class B Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For Class A Shares, Class B Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Mortgage Securities Fund and applicable Share class (e.g., Huntington Mortgage Securities Fund — Class A Shares) (Mail to The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (Huntington National Bank NA, ABA #044000024, Huntington Fund, Account #01892228947, Shareholder Name, Shareholder Account Number). Redeem on any business day when the New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail at the Huntington Funds address above.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Fund Summaries

Huntington Ohio Tax-Free Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek to provide current income exempt from federal income tax and Ohio personal income taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge” section at page 218 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 88 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares	Class B Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	3.75%	None

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None	5.00%

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares	Class B Shares
Management Fees	0.50%	0.50%	0.50%

Distribution (12b-1) Fees	None	0.25%	0.75%

Other Expenses (including shareholder services fee)	0.70%	0.70%	0.70%

Acquired Fund Fees and Expenses	None	None	None

Total Annual Fund Operating Expenses	1.20%	1.45%	1.95%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$122	$381	$660	$1,455
Class A Shares	$517	$816	$1,137	$2,045
Class B Shares	$698	$912	$1,252	$2,146

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$122	$381	$660	$1,455
Class A Shares	$517	$816	$1,137	$2,045
Class B Shares	$198	$612	$1,052	$2,146

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund

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Fund Summaries

Huntington Ohio Tax-Free Fund

continued

operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Investment Strategy

The Advisor invests the Fund’s assets in Ohio tax-exempt securities. Under normal circumstances, the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax and Ohio state income tax. The securities selected by the Advisor are: (i) rated investment-grade or better by a NRSRO; or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment-grade at the time of purchase. The Fund’s anticipated duration will be between two and 10 years. In managing the portfolio, the Advisor attempts to diversify the Fund’s holdings within Ohio as much as possible. In selecting securities, the Advisor monitors economic activity and interest rate trends, reviews financial information relating to each issuer and looks for attractively priced issues.

Ohio tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed-income securities.

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and could increase the amount of taxes you owe by generating short-term gains, which may be taxed at a higher rate.

State Concentration Risk. Because the Fund primarily purchases municipal bonds from Ohio, the Fund is more susceptible to adverse economic, political or regulatory changes affecting municipal issues in that state.

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Fund Summaries

Huntington Ohio Tax-Free Fund

continued

Non-Diversification Risk. Because the Fund invests in a small number of issuers, its value will be affected to a greater extent by the performance of any one of those issuers or by any single economic, political, market or regulatory event affecting any one of those issuers than is a fund that invests in a larger number of issuers.

Credit Enhancement Risk. A security held by the Fund may be subject to “credit enhancement” (for example, a guarantee) provided by a third-party. If the credit rating of the credit enhancer is downgraded, the value of the security held by the Fund may be adversely affected.

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Fund Summaries

Huntington Ohio Tax-Free Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart

Best Quarter	Q3 2009	3.85%
Worst Quarter	Q2 2004	(1.95)%

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Fund Summaries

Huntington Ohio Tax-Free Fund

continued

This table shows the Fund’s average annual total returns for periods ended December 31, 2009.

Average Annual Total Return Table

(for the periods ended December 31, 2009)

	1 Year	5 Years	10 Years
Ohio Tax-Free Fund — Trust Shares
Returns before taxes	5.05%	2.71%	3.81%
Returns after taxes on distributions(1)	5.05%	2.67%	3.73%
Returns after taxes on distributions and sales of Trust Shares(1)	4.29%	2.71%	3.71%
Ohio Tax-Free Fund — Class A Shares (with 3.75% sales charge)
Returns before taxes	0.80%	1.67%	3.15%
Ohio Tax-Free Fund — Class B Shares* (with applicable Contingent Deferred Sales Charge)
Returns before taxes	(0.73)%	1.58%	3.03%
Barclays 7-Year Municipal Bond Index (B7MB) (reflects no deduction for fees, expenses or taxes)(2)	7.61%	4.58%	5.59%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The unmanaged B7MBI (formerly, the Lehman Brothers 7-Year Municipal Bond Index) comprises intermediate-term, investment-grade bonds with maturities between six and eight years.
*	Prior to May 2, 2003 (the inception date for Class B Shares), performance for Class B Shares is based on the performance of Class A Shares (and Trust Shares), adjusted for the Class B Shares 12b-1 fees and contingent deferred sales charge.

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Kathy Stylarek, Vice President of the Advisor, has served as Portfolio Manager of the Fund since 2001.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A Shares, Class B Shares and Trust Shares is $1,000. For Class A Shares and Class B Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For Class A Shares, Class B Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Ohio Tax-Free Fund and applicable Share class (e.g., Huntington Ohio Tax-Free Fund — Class A Shares) (Mail to The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (Huntington National Bank NA, ABA #044000024, Huntington Fund, Account #01892228947, Shareholder Name, Shareholder Account Number). Redeem on any business day when the New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail at the Huntington Funds address above.

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Fund Summaries

Huntington Ohio Tax-Free Fund

continued

Tax Information

The Fund intends to distribute dividends exempt from federal regular income tax, although a portion of the Fund’s dividends may not be tax-exempt. Dividends may be subject to state and local taxes except for Ohio taxes to the extent derived from Ohio tax-exempt investments and eligible for tax-exempt treatment under Ohio law. Any Fund distributions of capital gains are taxable at applicable capital gains rates. The Fund is not a suitable investment for retirement accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Fund Summaries

Huntington Short/Intermediate Fixed Income Securities Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek to achieve current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge” section at page 218 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 88 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	1.50%

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.50%	0.50%

Distribution (12b-1) Fees	None	0.25%

Other Expenses (including shareholder services fee)	0.59%	0.59%

Acquired Fund Fees and Expenses	0.02%	0.02%

Total Annual Fund Operating Expenses	1.11%	1.36%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$113	$353	$612	$1,352
Class A Shares	$286	$574	$883	$1,761

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

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Fund Summaries

Huntington Short/Intermediate Fixed Income Securities Fund

continued

Principal Investment Strategy

The Advisor invests primarily in corporate debt and U.S. government securities. The Fund invests in short and intermediate term fixed income securities and will maintain a dollar-weighted average portfolio maturity of more than 2 but less than 5 years. The selection of corporate debt obligations is limited to those: (i) rated in one of the top four categories by a NRSRO or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment-grade at the time of purchase. However, if a security is downgraded below investment-grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings.

The Fund intends to invest in the securities of GSEs. Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and could increase the amount of taxes you owe by generating short-term gains, which may be taxed at a higher rate.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

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Fund Summaries

Huntington Short/Intermediate Fixed Income Securities Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart

Best Quarter	Q3 2001	4.18%
Worst Quarter	Q3 2008	(2.10)%

This table shows the Fund’s average annual total returns for periods ended December 31, 2009.

Average Annual Total Return Table

(for the periods ended December 31, 2009)

	1 Year	5 Years	10 Years
Short/Intermediate Fixed Income Securities Fund — Trust Shares
Returns before taxes	7.70%	3.40%	4.06%
Returns after taxes on distributions(1)	6.68%	2.27%	2.65%
Returns after taxes on distributions and sales of Trust Shares(1)	4.98%	2.23%	2.62%
Short/Intermediate Fixed Income Securities Fund — Class A Shares* (with 1.50% sales charge)
Returns before taxes	5.80%	2.82%	3.65%
Merrill Lynch 1-5 Year Corporate/Government Credit Index (ML1-5YGC) (reflects no deduction for fees, expenses or taxes)(2)	4.89%	4.48%	5.30%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(K) plans.

(2)	The unmanaged ML1-5YGC is an index trading short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 4.99 years.
*	Prior to May 9, 2003 (the inception date for Class A Shares), performance for Class A Shares is based on the performance of Trust Shares, adjusted for the Class A Shares 12b-1 fees and sales charges.

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Fund Summaries

Huntington Short/Intermediate Fixed Income Securities Fund

continued

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. William G. Doughty, Vice President of the Advisor, has served as Portfolio Manager of the Fund since 1999.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A Shares and Trust Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For both Class A Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Short/Intermediate Fixed Income Securities Fund and applicable Share class (e.g., Huntington Short/Intermediate Fixed Income Securities Fund — Class A Shares) (Mail to The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (Huntington National Bank NA, ABA #044000024, Huntington Fund, Account #01892228947, Shareholder Name, Shareholder Account Number). Redeem on any business day when the New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail at the Huntington Funds address above.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Fund Summaries

Huntington Balanced Allocation Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek current income and moderate appreciation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge” section at page 218 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 88 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.10%

Distribution (12b-1) Fees	0.25%

Other Expenses (including shareholder services fee)	0.50%

Acquired Fund Fees and Expenses	1.31%

Total Annual Fund Operating Expenses	2.16%

Fee Waivers and/or Expense Reimbursements(1)	(0.26)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.90%

(1)

The Advisor has contractually agreed to waive all or a portion of its investment advisory fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s Class A Shares total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.90% of the Fund’s daily net assets through April 30, 2011. While the Advisor does not anticipate terminating this arrangement prior to April 30, 2011, this arrangement may only be terminated prior to this date with the agreement of the Fund's Board of Trustees. Amounts waived or reimbursed in the contractual period may be recouped by the Advisor within three years of the waiver and/or reimbursement to the extent that recoupment will not cause the Fund’s Class A Shares total annual fund operating expenses (exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to exceed 1.90% of the Fund’s daily net assets.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A Shares	$659	$1,095

▶

Fund Summaries

Huntington Balanced Allocation Fund

continued

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategy

The Fund seeks to achieve its objective by investing exclusively in a combination of the following underlying Huntington Funds (the “Underlying Funds”): Huntington Dividend Capture Fund, Huntington Global Select Markets Fund, Huntington Growth Fund, Huntington Income Equity Fund, Huntington International Equity Fund, Huntington Macro 100 Fund, Huntington Mid Corp America Fund, Huntington New Economy Fund, Huntington Money Market Fund, Huntington Situs Fund, Huntington Fixed Income Securities Fund, Huntington Intermediate Government Income Fund, Huntington Mortgage Securities Fund, Huntington Ohio Tax-Free Fund, and Huntington Short/Intermediate Fixed Income Securities Fund; with an asset allocation target of 60% Equity, 40% Income and 0-15% Money Market. Utilizing optimization software and both internal and external research, the Advisor analyzes the economy and the capital markets to determine the optimal allocations to the various Underlying Funds. The Equity portion of the Fund’s portfolio is significantly weighted to large-cap domestic equity funds and international equity funds, but also includes weightings to mid-cap equities and small-cap equities. The Advisor allocates the Income portion of the Fund’s portfolio to the Underlying Funds based on the Advisor’s interest rate and fixed income forecasts and its analysis of credit quality, sector emphasis and the duration of the portfolio. The Advisor reviews the allocations to Underlying Funds within the stated targets on an ongoing basis and adjusts them based on the analysis of current research and macroeconomic factors. Note that variations in the Equity and Income asset allocation targets are permitted up to 10% in either direction. Although variations beyond the 10% range are generally not permitted, the Advisor may determine in light of market or economic conditions that the normal percentage limitations should be exceeded as a temporary defensive position to protect an Asset Allocation Fund or to help achieve its goal.

The Underlying Funds as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks; domestic and foreign securities (including emerging market securities); and sector holdings, such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

For defensive purposes, in abnormal market conditions, or to meet redemption requests or make anticipated cash payments, the Fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Fund might not achieve its investment goal.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Credit Risk: Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

▶

Fund Summaries

Huntington Balanced Allocation Fund

continued

Interest Rate Risk: The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Advisor’s Potential Conflict Risk: Because the Adviser is primarily responsible for managing both the Fund and each Underlying Fund, the Adviser is subject to conflicts of interest with respect to how it allocates the Fund’s assets among the Underlying Funds.

Allocation Risk: Because the Fund must allocate its assets among each of three asset classes, the Fund has less flexibility in its investment strategy than other funds which may invest all its assets in a single asset class.

Counterparty Risk: The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Growth Investing Risk: The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities, particularly those with complex or highly variable terms, entail greater prepayment and liquidity risks than other fixed-income securities. As a result, their prices may be more volatile and their trading market may be more limited than that of other fixed income securities.

Prepayment Risk: When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed-income securities.

Liquidity Risk: Liquidity risk refers to the possibility that the Fund may not be able to sell a security when it wants to, which could cause the Fund to continue to hold the security and thereby incur a loss.

Call Risk: Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Market Risk: The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Equity Securities Risk: The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Fee Layering Risk: Because the Fund may invest its assets in underlying mutual funds or ETFs that have their own fees and expenses in addition to those charged directly by the Fund, the Fund may bear higher expenses than a Fund that invests directly in individual securities.

Foreign Investment Risk: Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Emerging Markets Risk: In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or

▶

Fund Summaries

Huntington Balanced Allocation Fund

continued

markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Sector Risk: When a Fund invests a substantial portion of its net assets in a particular industry sector, or with other similar characteristics, it will be more susceptible to any economic, business, political or other developments which generally affect these sectors.

▶

Fund Summaries

Huntington Balanced Allocation Fund

continued

Performance

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Paula Jurcenko, Senior Vice President and Director of Product Management of Huntington Bank’s Investment Management Division, has served as Portfolio Manager of the Fund since 2009.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50. For Class A Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Balanced Allocation Fund and applicable Share class (e.g., Huntington Balanced Allocation Fund — Class A Shares) (Mail to The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (Huntington National Bank NA, ABA #044000024, Huntington Fund, Account #01892228947, Shareholder Name, Shareholder Account Number). Redeem on any business day when the New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail at the Huntington Funds address above.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

▶

Fund Summaries

Huntington Conservative Allocation Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek high current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge” section at page 218 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 88 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.10%

Distribution (12b-1) Fees	0.25%

Other Expenses (including shareholder services fee)	0.51%

Acquired Fund Fees and Expenses	1.18%

Total Annual Fund Operating Expenses	2.04%

Fee Waivers and/or Expense Reimbursements(1)	(0.14%	)

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.90%

(1)

The Advisor has contractually agreed to waive all or a portion of its investment advisory fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s Class A Shares total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.90% of the Fund’s daily net assets through April 30, 2011. While the Advisor does not anticipate terminating this arrangement prior to April 30, 2011, this arrangement may only be terminated prior to this date with the agreement of the Fund's Board of Trustees. Amounts waived or reimbursed in the contractual period may be recouped by the Advisor within three years of the waiver and/or reimbursement to the extent that recoupment will not cause the Fund’s Class A Shares total annual fund operating expenses (exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to exceed 1.90% of the Fund’s daily net assets.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A Shares	$659	$1,071

▶

Fund Summaries

Huntington Conservative Allocation Fund

continued

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategy

The Fund seeks to achieve its objective by investing exclusively in a combination of the following underlying Huntington Funds (the “Underlying Funds”): Huntington Dividend Capture Fund, Huntington Global Select Markets Fund, Huntington Growth Fund, Huntington Income Equity Fund, Huntington International Equity Fund, Huntington Macro 100 Fund, Huntington Mid Corp America Fund, Huntington New Economy Fund, Huntington Money Market Fund, Huntington Situs Fund, Huntington Fixed Income Securities Fund, Huntington Intermediate Government Income Fund, Huntington Mortgage Securities Fund, Huntington Ohio Tax-Free Fund, and Huntington Short/Intermediate Fixed Income Securities Fund; with an asset allocation target of 20% Equity, 80% Income and 0-15% Money Market. Utilizing optimization software and both internal and external research, the Advisor analyzes the economy and the capital markets to determine the optimal allocations to the various Underlying Funds. The Equity portion of the Fund’s portfolio is significantly weighted to large-cap domestic equity funds and international equity funds, but also includes weightings to mid-cap equities and small-cap equities. The Advisor allocates the Income portion of the Fund’s portfolio to the Underlying Funds based on the Advisor’s interest rate and fixed income forecasts and its analysis of credit quality, sector emphasis and the duration of the portfolio. The Advisor reviews the allocations to Underlying Funds within the stated targets on an ongoing basis and adjusts them based on the analysis of current research and macroeconomic factors. Note that variations in the Equity and Income asset allocation targets are permitted up to 10% in either direction. Although variations beyond the 10% range are generally not permitted, the Advisor may determine in light of market or economic conditions that the normal percentage limitations should be exceeded as a temporary defensive position to protect an Asset Allocation Fund or to help achieve its goal.

The Underlying Funds as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks; domestic and foreign securities (including emerging market securities); and sector holdings, such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the Fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Fund might not achieve its investment goal.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Credit Risk: Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

▶

Fund Summaries

Huntington Conservative Allocation Fund

continued

Interest Rate Risk: The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Advisor’s Potential Conflict Risk: Because the Adviser is primarily responsible for managing both the Fund and each Underlying Fund, the Adviser is subject to conflicts of interest with respect to how it allocates the Fund’s assets among the Underlying Funds.

Allocation Risk: Because the Fund must allocate its assets among each of three asset classes, the Fund has less flexibility in its investment strategy than other funds which may invest all its assets in a single asset class.

Counterparty Risk: The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities, particularly those with complex or highly variable terms, entail greater prepayment and liquidity risks than other fixed-income securities. As a result, their prices may be more volatile and their trading market may be more limited than that of other fixed income securities.

Prepayment Risk: When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed-income securities.

Call Risk: Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Value Investing Risk: Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stock in an up market.

Fee Layering Risk: Because the Fund may invest its assets in underlying mutual funds or ETFs that have their own fees and expenses in addition to those charged directly by the Fund, the Fund may bear higher expenses than a Fund that invests directly in individual securities.

Sector Risk: When a Fund invests a substantial portion of its net assets in a particular industry sector, or with other similar characteristics, it will be more susceptible to any economic, business, political or other developments which generally affect these sectors.

▶

Fund Summaries

Huntington Conservative Allocation Fund

continued

Performance

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Paula Jurcenko, Senior Vice President and Director of Product Management of Huntington Bank’s Investment Management Division, has served as Portfolio Manager of the Fund since 2009.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50. For Class A Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Conservative Allocation Fund and applicable Share class (e.g., Huntington Conservative Allocation Fund — Class A Shares) (Mail to The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (Huntington National Bank NA, ABA #044000024, Huntington Fund, Account #01892228947, Shareholder Name, Shareholder Account Number). Redeem on any business day when the New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail at the Huntington Funds address above.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

▶

Fund Summaries

Huntington Growth Allocation Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek capital appreciation, with current income as a secondary goal.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge” section at page 218 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 88 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.10%

Distribution (12b-1) Fees	0.25%

Other Expenses (including shareholder services fee)	0.50%

Acquired Fund Fees and Expenses	1.38%

Total Annual Fund Operating Expenses	2.23%

Fee Waivers and/or Expense Reimbursements(1)	(0.33)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.90%

(1)

The Advisor has contractually agreed to waive all or a portion of its investment advisory fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s Class A Shares total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.90% of the Fund’s daily net assets through April 30, 2011. While the Advisor does not anticipate terminating this arrangement prior to April 30, 2011, this arrangement may only be terminated prior to this date with the agreement of the Fund's Board of Trustees. Amounts waived or reimbursed in the contractual period may be recouped by the Advisor within three years of the waiver and/or reimbursement to the extent that recoupment will not cause the Fund’s Class A Shares total annual fund operating expenses (exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to exceed 1.90% of the Fund’s daily net assets.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A Shares	$659	$1,109

▶

Fund Summaries

Huntington Growth Allocation Fund

continued

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategy

The Fund seeks to achieve its objective by investing exclusively in a combination of the following underlying Huntington Funds (the “Underlying Funds”): Huntington Dividend Capture Fund, Huntington Global Select Markets Fund, Huntington Growth Fund, Huntington Income Equity Fund, Huntington International Equity Fund, Huntington Macro 100 Fund, Huntington Mid Corp America Fund, Huntington New Economy Fund, Huntington Money Market Fund, Huntington Situs Fund, Huntington Fixed Income Securities Fund, Huntington Intermediate Government Income Fund, Huntington Mortgage Securities Fund, Huntington Ohio Tax-Free Fund, and Huntington Short/Intermediate Fixed Income Securities Fund; with an asset allocation target of 80% Equity, 20% Income and 0-15% Money Market. Utilizing optimization software and both internal and external research, the Advisor analyzes the economy and the capital markets to determine the optimal allocations to the various Underlying Funds. The Equity portion of the Fund’s portfolio is significantly weighted to large-cap domestic equity funds and international equity funds, but also includes weightings to mid-cap equities and small-cap equities. The Advisor allocates the Income portion of the Fund’s portfolio to the Underlying Funds based on the Advisor’s interest rate and fixed income forecasts and its analysis of credit quality, sector emphasis and the duration of the portfolio. The Advisor reviews the allocations to Underlying Funds within the stated targets on an ongoing basis and adjusts them based on the analysis of current research and macroeconomic factors. Note that Variations in the Equity and Income asset allocation targets are permitted up to 10% in either direction. Although variations beyond the 10% range are generally not permitted, the Advisor may determine in light of market or economic conditions that the normal percentage limitations should be exceeded as a temporary defensive position to protect an Asset Allocation Fund or to help achieve its goal.

The Underlying Funds as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks; domestic and foreign securities (including emerging market securities); and sector holdings, such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the Fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Fund might not achieve its investment goal.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Advisor’s Potential Conflict Risk: Because the Adviser is primarily responsible for managing both the Fund and each Underlying Fund, the Adviser is subject to conflicts of interest with respect to how it allocates the Fund’s assets among the Underlying Funds.

▶

Fund Summaries

Huntington Growth Allocation Fund

continued

Allocation Risk: Because the Fund must allocate its assets among each of three asset classes, the Fund has less flexibility in its investment strategy than other funds which may invest all its assets in a single asset class.

Growth Investing Risk: The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

Liquidity Risk: Liquidity risk refers to the possibility that the Fund may not be able to sell a security when it wants to, which could cause the Fund to continue to hold the security and thereby incur a loss.

Currency Risk: Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

Foreign Investment Risk: Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Emerging Markets Risk: In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Market Risk: The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Equity Securities Risk: The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Fee Layering Risk: Because the Fund may invest its assets in underlying mutual funds or ETFs that have their own fees and expenses in addition to those charged directly by the Fund, the Fund may bear higher expenses than a Fund that invests directly in individual securities.

▶

Fund Summaries

Huntington Growth Allocation Fund

continued

Performance

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Paula Jurcenko, Senior Vice President and Director of Product Management of Huntington Bank’s Investment Management Division, has served as Portfolio Manager of the Fund since 2009.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50. For Class A Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Growth Allocation Fund and applicable Share class (e.g., Huntington Growth Allocation Fund — Class A Shares) (Mail to The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (Huntington National Bank NA, ABA #044000024, Huntington Fund, Account #01892228947, Shareholder Name, Shareholder Account Number). Redeem on any business day when the New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail at the Huntington Funds address above.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

▶

Principal Investment Strategies and Risks

Each Fund is a mutual fund that issues shares. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific Funds, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

As with other investments, you could lose money on your investment in a mutual fund. Your investment in the Funds is not a deposit or an obligation of Huntington Bank, its affiliates or any bank. It is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

Also, the Huntington Tax-Free Money Market Fund, Huntington Money Market Fund, Huntington Ohio Municipal Money Market Fund and Huntington U.S. Treasury Money Market Fund are no longer participating in the Temporary Guarantee Program for Money Market Funds that was recently extended by the U.S. Treasury Department.

Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund’s goal matches your own. Unless otherwise noted, each Fund’s investment objective is fundamental and may be changed only by a vote of a majority of the Fund’s outstanding Shares. Unless otherwise noted, each Fund’s investment strategies are not fundamental and may be changed by the Trust’s Board of Trustees (“Trustees”).

The portfolio manager invests each Fund’s assets in a way that he or she believes will help the Fund achieve its goal. A portfolio manager’s judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.

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Principal Investment Strategies and Risks

Huntington Tax-Free Money Market Fund

Investment Focus	Tax-free money market securities

Principal Investment Strategy	Invests in high-quality, short-term tax-free securities

Share Price Volatility	Low

Investment Strategy	The Fund’s investment objective is to seek to provide the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal.

The Advisor strives to maintain a $1.00 net asset value (“NAV”) per share for the Tax-Free Money Market Fund by investing substantially all of the Fund’s assets in short-term tax-exempt securities which are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or unrated and deemed to be of comparable quality by the Advisor. No more than 20% of the Fund’s annual income will be subject to the alternative minimum tax (“AMT”).

In managing the portfolio, the Advisor determines an appropriate maturity range for the Fund (currently between 35 and 80 days), and endeavors to diversify the portfolio’s holdings as much as possible. (Like all money market funds, the Fund’s dollar-weighted average maturity range may extend up to 90 days when the Advisor deems it necessary.) In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax.

Tax-exempt securities are debt securities typically issued by states, counties, cities, and other political subdivisions and authorities and which pay interest that is exempt from Federal income tax.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile	Investors seeking income exempt from federal personal income tax

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Enhancement Risk. The securities in which the Funds invest may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). Credit enhancement is designed to assure timely payment of the security; it does not protect the Funds against losses caused by declines in a security's value due to changes in market

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Principal Investment Strategies and Risks

Huntington Tax-Free Money Market Fund

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conditions. Securities subject to credit enhancement generally would be assigned a lower credit rating if the rating were based primarily on the credit quality of the issuer without regard to the credit enhancement. If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded.

A single bank, bond insurer or other enhancement provider may provide credit enhancement to more than one of the Fund’s investments. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Funds that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Funds, as the Funds may invest their assets in securities credit enhanced by banks or by bond insurers without limit. Bond insurers that provide credit enhancement for large segments of the fixed income markets, particularly the municipal bond market, may be more susceptible to being downgraded or defaulting during recessions or similar periods of economic stress.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

For more information about risks, please see the “Glossary of Investments Risks.”

An investment in the Fund is not a deposit or an obligation of Huntington Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

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Principal Investment Strategies and Risks

Huntington Tax-Free Money Market Fund

continued

Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

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Principal Investment Strategies and Risks

Huntington Money Market Fund

Investment Focus	High-quality, short-term debt securities

Principal Investment Strategy	Maximize current income while preserving capital

Share Price Volatility	Low

Investment Strategy	The Fund’s investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high-quality money market instruments.

The Advisor strives to maintain a $1.00 NAV per share for the Fund by investing in commercial paper and U.S. government agency notes, and other short-term money market instruments, which may include municipal securities that are either rated in the highest rating category by a NRSRO or unrated and deemed to be of comparable quality by the Advisor. In managing the portfolio, the Advisor determines an appropriate dollar-weighted average maturity range for the Fund (currently between 25 and 60 days) and endeavors to diversify the portfolio across market sectors. (Like all money market funds, the Fund’s dollar-weighted average maturity range may extend up to 90 days when the Advisor deems it necessary.) The Advisor employs a top-down analysis of economic and market factors to select Fund investments. In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.

The Fund intends to invest in the securities of U.S. government-sponsored entities (“GSEs”). Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. government include those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile	Short-term or risk-averse investors seeking our typically highest-yielding money market fund

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

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Principal Investment Strategies and Risks

Huntington Money Market Fund

continued

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

For more information about risks, please see the “Glossary of Investment Risks.”

An investment in the Fund is not a deposit or an obligation of Huntington Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

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Principal Investment Strategies and Risks

Huntington Ohio Municipal Money Market Fund

Investment Focus	Ohio tax-free money market securities

Principal Investment Strategy	Invests in high-quality, short-term Ohio tax-free securities

Share Price Volatility	Low

Investment Strategy	The Fund’s investment objective is to seek to provide income exempt from both federal regular income tax and Ohio personal income taxes while preserving capital and maintaining liquidity.

The Advisor strives to maintain a $1.00 NAV per share for the Fund by investing substantially all of the Fund’s assets in short-term Ohio tax-exempt securities which are either rated in the highest rating category by a NRSRO or unrated and deemed to be of comparable quality by the Advisor. In managing the portfolio, the Advisor determines an appropriate dollar-weighted average maturity range for the Fund (currently between 35 and 80 days), and endeavors to diversify the portfolio’s holdings within Ohio as much as possible. (Like all money market funds, the Fund’s dollar-weighted average maturity range may extend up to 90 days when the Advisor deems it necessary.) In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality, and monitors new issue calendars for potential purchases.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Ohio personal income taxes.

Ohio tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile	Ohio residents seeking income exempt from federal and Ohio state personal income taxes

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

State Concentration Risk. By concentrating its investments in Ohio, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Ohio is largely concentrated in agriculture, motor vehicles and equipment, steel, rubber products and household appliances, and therefore tends to be more cyclical than some other states and the nation as a whole.

Diversification Risk. As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, and therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

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Principal Investment Strategies and Risks

Huntington Ohio Municipal Money Market Fund

continued

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Enhancement Risk. The securities in which the Funds invest may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). Credit enhancement is designed to assure timely payment of the security; it does not protect the Funds against losses caused by declines in a security’s value due to changes in market conditions. Securities subject to credit enhancement generally would be assigned a lower credit rating if the rating were based primarily on the credit quality of the issuer without regard to the credit enhancement. If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded.

A single bank, bond insurer or other enhancement provider may provide credit enhancement to more than one of the Fund’s investments. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Funds that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Funds, as the Funds may invest their assets in securities credit enhanced by banks or by bond insurers without limit. Bond insurers that provide credit enhancement for large segments of the fixed income markets, particularly the municipal bond market, may be more susceptible to being downgraded or defaulting during recessions or similar periods of economic stress.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or

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Principal Investment Strategies and Risks

Huntington Ohio Municipal Money Market Fund

continued

market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

For more information about risks, please see the “Glossary of Investments Risks.”

An investment in the Fund is not a deposit or an obligation of Huntington Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

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Principal Investment Strategies and Risks

Huntington U.S. Treasury Money Market Fund

Investment Focus	U.S. Treasury obligations

Principal Investment Strategy	Invests exclusively in U.S. government obligations and repurchase agreements on such obligations

Share Price Volatility	Low

Investment Strategy	The Fund’s investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing exclusively in obligations issued by the U.S. government and backed by its full faith and credit and in repurchase agreements with respect to such obligations. The Advisor strives to maintain a $1.00 NAV per share for the Fund by investing substantially all of the Fund’s assets in short-term obligations of the U.S. government. In managing the portfolio, the Advisor determines an appropriate dollar-weighted average maturity range for the Fund. Because the Fund seeks a rating by an independent rating agency, it will seek to limit its dollar-weighted average maturity to 60 days or less. However, like all money market funds, this maturity range may extend up to 90 days if the Advisor deems it necessary. In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments and yields and opposite direction; and monitors new issue calendars for potential purchases.

Because the Fund refers to U.S. Treasury obligations in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. Treasury obligations.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile	Highly risk averse investors seeking current income from a money market fund that invests primarily in U.S. Treasury obligations

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risk:

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

For more information about risks, please see the “Glossary of Investments Risks.”

An investment in the Fund is not a deposit or an obligation of Huntington Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

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Principal Investment Strategies and Risks

Huntington U.S. Treasury Money Market Fund

continued

Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

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Principal Investment Strategies and Risks

Huntington Dividend Capture Fund

Investment Focus	U.S. common stocks

Principal Investment Strategy	Attempts to identify stocks that pay dividends and hedge against adverse market swings

Share Price Volatility	Moderate

Investment Strategy	The Fund’s investment objective is to seek total return on investment, with dividend income as an important component of that return.

To pursue its investment objective, the Fund invests at least 65% of its assets in dividend-paying stocks that the Advisor believes are undervalued or out-of-favor. The Advisor intends to invest in common stock, preferred stock, and REITs (real estate investment trusts) which pay high dividends. The Fund may invest in convertible bonds and other types of hybrid securities (securities that contain aspects of both stocks and bonds). As an additional income source, the Advisor will frequently purchase stocks in a short period prior to the ex-dividend date (the interval between the announcement and the payments of the next dividend) which increases the amount of trading the Fund will incur. As a result, these dividends, as well as dividends paid by REITs and certain foreign corporations, may not qualify for lower rates that apply to certain other “qualified investment income.”

The companies in which the Fund invests are generally mature, middle and large-capitalization U.S. corporations. In-depth fundamental research (both quantitative and qualitative) confirms the value characteristics of individual stocks and evaluates the issuer’s future prospects.

Quantitative analysis is used to identify stocks that the Advisor believes are undervalued relative to the market and to the security’s historic valuations. The Advisor considers fundamental factors such as earnings growth, cash flow, and credit quality to identify the best companies. It then uses a qualitative stock selection model based on earnings expectations and supplemental valuation measures to narrow the list of stocks to the most attractive.

The Advisor typically begins to pare down a position when the stock has declared an ex-dividend date or is at a valuation level that, in the Advisor’s opinion, leaves little room for investor gain. The Advisor may eliminate a stock from the Fund’s portfolio if its long-term fundamentals become unfavorable.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile	Investors seeking capital appreciation with the potential for higher current income than the average stock fund

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility,”

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Principal Investment Strategies and Risks

Huntington Dividend Capture Fund

continued

as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Even Funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Investment Style Risk. The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Real Estate/REIT Risk. The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns. The value of REITs and other real estate-related investments is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer’s management skills. In the event of a default

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Principal Investment Strategies and Risks

Huntington Dividend Capture Fund

continued

by an underlying tenant or borrower, a REIT could experience delays in enforcing its rights as a lessor or mortgagee and may incur substantial costs associated with protecting its investments. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Also, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Active Trading Risk. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

For more information about risks, please see the “Glossary of Investment Risks.”

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Principal Investment Strategies and Risks

Huntington Global Select Markets Fund

The Fund’s investment objective is to seek total return. This objective may not be changed without shareholder approval.

Investment Strategy

Investment in Securities of Other Investment Companies	The Fund may invest its assets in securities of other investment companies (“Acquired Funds”), including ETFs and the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. The Fund’s shareholders indirectly bear the expenses of the Acquired Funds in which the Fund invests, and these expenses are reflected in the caption “Acquired Fund Fees and Expenses” contained in the Fees and Expenses Table in the Fund Summary. The Fund’s indirect expense reflected in the table is based upon the average allocation of the Fund’s investment in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds from their most recent shareholder reports (including any current waiver) for the fiscal year ended December 31, 2009. Actual Acquired Fund expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds.

Principal Risks	This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading “Summary — Principal Investment Risks.” Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain types of investments are more susceptible to these risks than others.

Government Intervention and Extreme Volatility. Instability in the financial markets has led the United States government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s

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rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Counterparty Risk. This is the risk that the guarantor of a fixed-income security, the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Currency Risks. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

Derivative Contracts Risk. Derivative contracts involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this prospectus. Derivative contracts may also involve other risks described in this prospectus or the Fund’s SAI, such as market, interest rate, credit, currency, liquidity and leverage risks.

Emerging Market Countries Risk. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation, centrally planned economies or, in certain instances, reversion to closed market.

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of the Fund. The price of equity securities fluctuates based on actual or perceived changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by the Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Even funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

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The Fund may maintain substantial exposure to equities and generally will not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Foreign Custodial Services and Related Investment Costs. Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to the Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect the Fund against loss or theft of its assets.

Foreign Investment Risk. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the Fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets. See also Currency Risk.

Hedging. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce the Fund’s risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that the Fund’s hedging transactions will be effective.

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Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Leverage Risk. Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls, and may expose the Fund to greater risk and increase its costs. When transactions create leverage, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivatives or other instruments themselves. Certain transactions have the potential for unlimited loss, regardless of the size of the initial investments. Increases and decreases in the value of the securities held by the Fund and therefore in the Fund’s net asset value will be magnified when the Fund uses leverage because leverage tends to increase the Fund’s exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

To mitigate leverage risk, the Advisor will segregate liquid assets on the books of the Fund or otherwise cover the transactions. The use of leverage may cause the Fund to liquidate Fund positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. The Fund will also have to pay interest on its borrowing, reducing the Fund’s return. This interest expense may be greater than the Fund’s return on the underlying investment.

Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Market Price Variance Risk (ETFs). Individual shares of an ETF are listed for trading on a securities exchange and can be bought and sold in the secondary market at market prices. The market prices of ETF shares will fluctuate in response to changes in NAV and supply and demand for ETF shares. Differences between secondary market prices and NAV for ETF shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by an ETF at a particular time. There may, however, be times when the market price and the NAV vary significantly and the Fund may pay more than NAV when buying ETF shares on the secondary market, and the Fund may receive less than NAV when it sells those ETF shares. The market price of ETF shares includes a “bid-ask spread” charged by the exchange specialist, market makers or other participants that trade the particular

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ETF. In times of severe market disruption, the bid-ask spread often increases significantly. This means that ETF shares may trade at a discount to NAV, and the discount is likely to be greatest when the price of ETF shares is falling fastest, which may be the time that the Fund most wants to sell an ETF’s shares. An ETF’s investment results are measured based upon the daily NAV of the ETF. Since the Fund purchases and sells ETF shares in the secondary market, the Fund may not experience investment results consistent with those experienced by those creating and redeeming directly with an ETF.

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Manager Risk. The Advisor’s selection of securities for the Fund may cause the Fund to underperform similar funds or relevant benchmarks.

Mid/Small Cap Stock Risk. To the extent that the Fund invests in small cap and mid cap stocks, it takes on additional risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act, and as a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds. Therefore, Fund performance can be affected significantly by the performance of one or a small number of issuers.

Non-Investment Grade Securities Risk. The securities in which the Fund may invest may be rated below investment grade. Securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Real Estate/REIT Risk. The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns. The value of REITs and other real estate-related investments is sensitive to changes in

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real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer’s management skills. In the event of a default by an underlying tenant or borrower, a REIT could experience delays in enforcing its rights as a lessor or mortgagee and may incur substantial costs associated with protecting its investments. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Also, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

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Principal Investment Strategies and Risks

Huntington Growth Fund

Investment Focus	Common stocks of medium to large companies

Principal Investment Strategy	Invests in companies offering above-average growth potential

Share Price Volatility	Moderate to High

Investment Strategy	The Fund’s investment objective is to seek to achieve long-term capital appreciation primarily through investing in equity securities.

The Advisor intends to invest in common stock and other equity securities, such as preferred stock, of primarily domestic medium or large companies which it believes offer opportunities for growth.

In selecting investments, the Advisor reviews historical earnings, revenue and cash flow to identify the best companies in each industry and to evaluate the growth potential of these companies. The Advisor may also select companies based on a relative price to earnings growth methodology. The Advisor uses qualitative, quantitative and technical analysis in implementing these strategies. On an ongoing basis, the Advisor also monitors the Fund’s existing positions to determine the benefits of retention.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile	Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Even Funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

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Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Investment Style Risk. The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Growth Investing Risk. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Mid/Small Cap Stock Risk. To the extent that a Fund invests in small cap and mid cap stocks, it takes on additional risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Active Trading Risk. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

For more information about risks, please see the “Glossary of Investment Risks.”

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Principal Investment Strategies and Risks

Huntington Income Equity Fund

Investment Focus	Common and preferred stocks

Principal Investment Strategy	Attempts to identify stocks that pay high dividends

Share Price Volatility	Moderate

Investment Strategy	The Fund’s investment objective is to seek to achieve current income and moderate appreciation of capital primarily through investment in income-producing equity securities.

The Advisor focuses primarily on domestic equity securities and under normal circumstances invests at least 80% of its assets in equity securities, such as common stock and preferred stock. At least 65% of the Fund’s total assets will be invested in income-producing equity securities. The Advisor may invest in preferred stocks or corporate debt obligations convertible into common stock. As an additional income source, the Advisor also may invest in investment-grade corporate debt obligations, such as bonds, notes and debentures. The Fund may also invest up to 10% of its total assets in debt obligations rated below investment-grade, also known as junk bonds, (securities rated below BBB by Standard & Poor’s or Baa by Moody’s). The Advisor selects securities which it believes will maintain or increase the Fund’s current income while maintaining a price/earnings ratio below the market.

In addition to evaluating the current yield of a security, the Advisor considers dividend growth to be an important factor in selecting investments for the Fund. The Advisor actively monitors market activity which impacts dividend decisions. In general, the Fund will sell a security when dividends are no longer expected to increase. The Advisor may seek to purchase a security that will generate dividends that are eligible for taxation at lower rates than other types of income at the shareholder level, but this will not be an investment strategy of the Fund. The Advisor also selects securities which it believes will maintain or increase the Fund’s current income while maintaining a price/earnings ratio below the market.

Because the Fund contains “equity” in its name, the Fund will normally invest at least 80% of its assets in equity securities and will notify shareholders at least 60 days in advance of any changes to this policy.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile	Investors seeking capital appreciation potential with higher current income and lower volatility than the average stock fund.

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The

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value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Even Funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Investment Style Risk. The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

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Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Non-Investment Grade Securities Risk. The securities in which a Fund may invest may be rated below investment grade. Securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Liquidity Risk. Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

For more information about risks, please see the “Glossary of Investment Risks.”

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Principal Investment Strategies and Risks

Huntington International Equity Fund

Investment Focus	Equity securities of companies based outside the United States

Principal Investment Strategy	Attempts to identify equity securities of companies based outside the United States with the best potential for superior long-term investment returns

Share Price Volatility	Moderate to High

Investment Strategy	The Fund’s investment objective is to seek total return. The Fund’s total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the largest component of its total return. This investment objective may be changed by the Fund’s Trustees without shareholder approval.

The Fund pursues its investment objective by investing at least 80% of its assets in equity securities, and at least 65% of its assets in companies based outside the United States. The Advisor manages the Fund based on the view that international equity markets are inefficient at pricing securities and that careful security selection offers the best potential for superior long-term investment returns. The Advisor uses a “bottom-up” approach to stock selection (searching for outstanding performance of individual stocks before considering the impact of economic trends) and evaluates industry and country exposure to be consistent with a top-down approach. The Advisor attempts to purchase securities with value characteristics consistent with an overall assessment of the economic environment in which the underlying company operates.

The Advisor ranks the relative valuation and recent price performance of a universe of companies. The Advisor then evaluates the most attractively valued portion of this universe using such factors as a company’s price/earnings ratio, enterprise value, organic growth rates versus growth through acquisition, product niche and management quality. The Advisor also reviews the company’s financial statements and forecasts of earnings. Based on this information, the Advisor evaluates the sustainability of the company’s current growth trends and potential catalysts for increased valuation, based on the company’s potential to add economic value to the enterprise.

The Advisor frequently identifies benchmarks for certain securities such as return on invested capital, market implied growth rates, price/earnings ratios, and/or stock prices. When those benchmarks are achieved, the Advisor will often consider selling all or a portion of the Fund’s holdings to lock in profit. Holdings will also be sold if they fail to meet performance expectations or better investment opportunities are identified.

With respect to the Fund’s investments in developed markets, companies may be grouped together in broad categories called business sectors. The Advisor may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins. The Fund will not invest more than 20% of its assets in companies located in emerging markets. In determining which markets are emerging markets, the Advisor will look at whether the market is large and liquid enough that trading is readily available, and that the management of the market itself has a history of meeting global norms of transparency. Additionally, in selecting emerging markets countries in which to invest, the Advisor reviews the country’s economic outlook, its interest and inflation rates, and the political and

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foreign exchange risk of investing in a particular country. The Advisor then analyzes companies located in particular emerging market countries.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

Because the Fund contains equity in its name, the Fund will normally invest at least 80% of its assets in equity securities and will notify shareholders at least 60 days in advance of any changes in this investment policy.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile	Investors who want total return, are willing to accept the increased risks of international investing for the possibility of higher returns, and want exposure to a diversified portfolio of international stocks

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Even Funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

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The Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Investment Style Risk. The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Currency Risks. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

Liquidity Risk. Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Foreign Investment Risk. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets. See also Currency Risk.

Foreign Custodial Services and Related Investment Costs. Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United

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Huntington International Equity Fund

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States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Emerging Markets Risk: In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

For more information about risks, please see the “Glossary of Investment Risks.”

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Principal Investment Strategies and Risks

Huntington Macro 100 Fund

Investment Focus	Common stocks of companies within the Standard & Poor’s 500 Index (“S&P 500”)

Principal Investment Strategy	Attempts to identify common stocks within the S&P 500 with the best potential for superior investment returns

Share Price Volatility	Moderate to High

Investment Strategy	The Fund’s investment objective is to seek total return which consists of capital appreciation and income. The Fund’s total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the largest component of its total return.

The Advisor pursues its investment objective by investing at least 80% of its assets in equity securities. Further, the Advisor pursues this objective by applying a “top down” approach to stock selection (analyzing the impact of economic trends before considering the performance of individual stocks). The Advisor evaluates broad macroeconomic trends, attempts to anticipate shifts in the business cycle, and determines which sectors, industries, companies or markets may provide relatively higher performance. Macroeconomic information can include, but is not limited to, such factors as monetary, fiscal, incomes and trade policies. The strategy is based upon the quantitative and qualitative analysis of core economic models that, when combined, produce rankings of the S&P 500 companies. The Advisor uses these rankings to determine its top 100 stocks for inclusion in the Fund’s portfolio. The models analyze and evaluate, among others, company size, domestic company location, industry earnings forecasts, fiscal policy changes, global company location, interest rates changes and trade issues. The Fund will typically hold 100 securities and the Advisor will determine appropriate weightings of the holdings from time to time. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. As of March 31, 2010, the S&P 500 statistics were as follows: the average market capitalization of companies in the index was approximately $21.12 billion and the median market capitalization was approximately $9.35 billion. The smallest company in the S&P 500 had a market capitalization of $1.26 billion and the largest company had a market capitalization of approximately $323.72 billion.

The S&P 500 has a total market capitalization value of approximately $10.56 trillion. These capitalization values will change due to changes in the companies included in the S&P 500 and changes in their valuations. In connection with this strategy, the Fund may invest in the securities of companies with small market capitalizations (i.e., companies with a market capitalization of $500 million or less), to the extent that such companies are within the S&P 500.

As a result of the Fund’s focus on macroeconomic strategy, it is not inherently biased towards any particular investment style (i.e., value or growth), but can be characterized from time to time as either, or a blend.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its

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Huntington Macro 100 Fund

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investment objective. On an ongoing basis, the Advisor also monitors the Fund’s existing positions to determine the benefits of retention.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile	Long-term investors seeking to achieve total return

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Even Funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Investment Style Risk. The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

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Huntington Macro 100 Fund

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Growth Investing Risk. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Value Investing Risk. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Active Trading Risk. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

Mid/Small Cap Stock Risk. To the extent that a Fund invests in small cap and mid cap stocks, it takes on additional risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Liquidity Risk. Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

For more information about risks, please see the “Glossary of Investment Risks.”

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Principal Investment Strategies and Risks

Huntington Mid Corp America Fund

Investment Focus	Common stocks

Principal Investment Strategy	Attempts to identify companies with outstanding growth characteristics

Share Price Volatility	Moderate to High

Investment Strategy	The Fund’s investment objective is to seek long-term capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks.

To pursue this objective, the Fund will invest at least 80% of its assets in common stocks of mid cap companies. Mid cap companies are those companies with market capitalizations at the time of purchase in the range of companies in the Russell Midcap Index (“RMCI”) or the Standard & Poor’s MidCap 400 Index (“S&P 400”). The RMCI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 27% of the total market capitalization of the Russell 1000 Index. The S&P 400 is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. As of February 28, 2010, the RMCI statistics were as follows: the average market capitalization of companies in the index was approximately $6.38 billion and the median market capitalization was approximately $3.44 billion. As of May 31, 2009, the companies in RMCI had a total market capitalization range of approximately $829 million to $12.21 billion. As of March 31, 2010, the S&P 400 statistics were as follows: the average market capitalization of companies in the index was approximately $2.44 billion and the median market capitalization was approximately $2.28 billion. The companies in the S&P 400 had a total market capitalization range of approximately $850 million to $3.8 billion.

In managing the Fund’s portfolio, the Advisor emphasizes mid cap companies with above-average growth potential or with temporarily depressed prices. Factors the Advisor typically considers in selecting individual securities include fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis will focus on qualitative aspects of the company’s product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. This process will be utilized to identify the most attractive companies in each industry and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor monitors the Fund’s existing positions to determine benefits of retaining a particular security. The Advisor will apply a “top down” strategy (analyzing the impact of economic trends before considering the performance of individual stocks), with industries weighted relative to the benchmark and the market outlook. Portfolio optimization programs will be deployed to enhance risk/return potential. These programs analyze the industry exposure of multi-industry companies and then use this information to balance the industry diversification of the portfolio to achieve certain risk/return models.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other

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Principal Investment Strategies and Risks

Huntington Mid Corp America Fund

continued

conditions. In these and in other cases, the Fund may not achieve its investment objective.

The Fund may also invest in certain other equity securities, as well as convertible bonds and preferred stocks, in addition to those described above.

Because the Fund refers to the terms “America” and “Mid Corp” in its name, the Fund will invest normally at least 80% of its assets in investments in the United States of America and at least 80% of its investments in common stocks of mid cap companies. The Fund will notify shareholders at least 60 days in advance of any changes to these policies.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile	Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Even Funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

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Principal Investment Strategies and Risks

Huntington Mid Corp America Fund

continued

Investment Style Risk. The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Mid/Small Cap Stock Risk. To the extent that a Fund invests in small cap and mid cap stocks, it takes on additional risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or

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Principal Investment Strategies and Risks

Huntington Mid Corp America Fund

continued

market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Active Trading Risk. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

For more information about risks, please see the “Glossary of Investment Risks.”

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Principal Investment Strategies and Risks

Huntington New Economy Fund

Investment Focus	Common stocks of companies engaged in advancing innovations in products, services or processes, frequently of a scientific or technological nature.

Principal Investment Strategy	Long-term capital appreciation

Share Price Volatility	High

Investment Strategy	The Fund’s investment objective is to seek capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund seeks to invest in “new economy” companies by identifying companies engaged in developing products, processes, or services that provide technological or scientific advances and efficiencies. Under normal market conditions, the Fund invests at least 65% of total assets in the equity securities of U.S. and, to a lesser extent, foreign companies.

“New economy” companies include those that are engaged in advancing innovations in products, services or processes, generally of a scientific or technological nature. Those companies may be in any of a variety of industries, such as computer hardware, software, electronic components and systems, telecommunications, Internet, media information services companies, biotechnology, robotics, and energy replacement. They also include companies in more traditional industries, such as certain consumer products retailers, that have extensively used technological or scientific advances to develop new or to improve products or processes.

The Fund generally takes a growth approach to selecting stocks, identifying companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Factors in identifying these companies may include the quality of management, financial strength, a strong position relative to competitors and a stock price that appears reasonable relative to its expected growth rate.

Screens based upon quantitative multifactor models are used in the security identification and selection process. Models rely upon price and earnings momentum variables, as well as valuation, liquidity and risk variables.

Sector weights reflect the ongoing sector weights of the Standard & Poor’s MidCap 400 Index benchmark, input from the Investment Policy Committee of Huntington Bank, and expectations of sector out-performance or underperformance derived from quantitative and other sources.

The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.

The Fund reserves the right to invest up to 35% of total assets in other securities, such as, corporate bonds and government securities. The Fund may also invest in convertible bonds and convertible preferred stocks. The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

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Principal Investment Strategies and Risks

Huntington New Economy Fund

continued

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile	Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Even Funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Investment Style Risk. The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Growth Investing Risk. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend

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Principal Investment Strategies and Risks

Huntington New Economy Fund

continued

more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Mid/Small Cap Stock Risk. To the extent that a Fund invests in small cap and mid cap stocks, it takes on additional risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Foreign Investment Risk. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets. See also Currency Risk.

Active Trading Risk. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

For more information about risks, please see the “Glossary of Investment Risks.”

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Principal Investment Strategies and Risks

Huntington Real Strategies Fund

Investment Focus	Real estate investment trusts (“REITs”); publicly traded real estate or commodities partnerships; equity securities of real estate-related or commodities-related companies; and inflation-protected fixed income securities (“IPS”)

Principal Investment Strategy	Seeks to invest in real estate-related, commodities-related and inflation-protected investments based on global market and economic conditions

Share Price Volatility	High

Investment Strategy	The Fund’s objective is to seek total return consisting of capital appreciation and income. The Fund pursues this objective by making investments that have performed well relative to general U.S. stocks and bonds during periods of increased inflation. The Fund implements its strategy by investing in a combination of the following securities and related derivative contracts:

•	Real Estate Investment Trusts (“REITs”) that own commercial or residential properties, timberlands and other real estate or that provide real estate financing;

•

Publicly traded partnerships and trusts, including exchange traded commodity funds (“ETCFs”) and master limited partnerships (“MLPs”), that (1) invest in real estate or commodities, or in derivative contracts for real estate, commodities or related indices, or (2) conduct real estate-related or commodities-related businesses;

•

Equity securities issued by corporations engaged in real estate-related or commodities-related businesses, index-based securities and investment companies that invest in such equity securities, and other securities representing interests in cash flows or returns from real estate or commodities; and

•

Inflation-Protected Securities (“IPS”) issued by U.S. and non-U.S. governments, their agencies or instrumentalities and by corporations that are structured to provide protection against inflation, and other fixed income securities that historically have provided protection against inflation.

For purposes of this investment strategy, commodities include any physical good used principally in the manufacture or production of products, or the construction of facilities, including without limitation, agricultural products, minerals and energy. The Fund will treat a good as a commodity after it has been harvested or extracted, and after it has been processed or manufactured into another form. For example, the Fund will treat iron ore deposits, extracted iron ore, iron, and steel manufactured from iron as commodities, but will not treat cars, airplanes, buildings or other finished goods constructed with steel as commodities.

In addition, an issuer is “real estate-related” if it engages primarily in the business of (1) acquiring, developing, managing or financing real estate or (2) providing goods, equipment or services to companies engaged in such businesses. For example, a company that builds and manages commercial properties would be engaged in a real estate-related business, as would a company that manufactures equipment used primarily in building construction. An issuer is “commodities-related” if it engages primarily in the business of (1) growing, harvesting, transporting, processing or selling crops (including timber) or livestock, (2) finding, extracting, transporting, refining, manufacturing or selling minerals, (3) generating, transporting or

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Principal Investment Strategies and Risks

Huntington Real Strategies Fund

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selling electricity, or (4) providing goods, equipment or services to companies engaged in any of the foregoing businesses. For example, a company that mines and processes ore would be engaged in a commodities-related business, as would a company that manufactures mining equipment. Companies that engage primarily in a combination of the foregoing businesses will also be treated as real estate-related or commodities-related.

The Advisor bases the Fund’s investment strategy on its evaluation of the current and expected market conditions for real estate and commodities, and its outlook for inflation in the United States. For example, when the Advisor believes there may be a favorable increase in demand for real estate in a particular market, the Fund may seek to invest in REITs and MLPs that hold real estate related investments in that market, and in other companies engaged in real estate-related businesses in that market. The Fund will generally sell such investments when the Advisor concludes that demand for real estate in the related market will probably decline. However, there is no assurance that a particular market will perform as expected or that the Advisor’s analysis will incorporate all relevant information.

The Advisor also will analyze the current and expected global supply and demand for commodities. When the Advisor believes that global market conditions favor higher prices for a commodity, the Fund may seek to hold equity securities issued by ETCFs and MLPs that invest in the commodity, either directly or through derivative contracts for the commodity or an index that includes the commodity. The Fund also may seek to invest in equity securities issued by other companies engaged in businesses related to the commodity. The Fund will generally sell such investments when the Advisor concludes that market conditions no longer favor higher prices for the commodity.

Under ordinary market conditions, the Fund will hold IPS to the extent that the Advisor cannot find more favorable real estate-related and commodities-related investment opportunities. IPS will include U.S. Treasury Inflation-Protected Securities (“TIPS”), as well as other U.S. dollar denominated fixed income securities issued by U.S. government agencies and instrumentalities or corporations, and derivatives contracts, with inflation protection provisions (including adjustable interest rates).

The fixed income securities selected by the Advisor are: (i) rated investment-grade or better by a NRSRO; or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment-grade at the time of purchase. However, if a security is downgraded below investment-grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. In addition, these fixed income securities will have remaining maturities of no more than 10 years.

The Fund is not limited as to the minimum or maximum amount of its assets it may invest in real estate-related, commodities-related or inflation-protected investments, or in any combination thereof. In addition, the Fund’s investment strategy may result in investment of more than 25% of its portfolio in certain business sectors (such as energy or mining) or in certain geographic regions or countries.

The Fund may invest in securities issued by U.S. and foreign governments and companies, and in securities denominated in foreign currencies. The

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Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time-to-time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

For a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile	Long-term investors seeking to reduce the effects of inflation on their investments or increase diversification with investments that historically are less correlated with U.S. stocks and bonds

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Even Funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the

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possibility that stock market prices in general will decline over short or extended periods subjects the Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Investment Style Risk. The possibility that the securities on which this Fund focuses — real estate-related, commodities-related and inflation-protected securities — may underperform other kinds of investments or market averages.

Active Trading Risk. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

Agriculture Risk. The Fund’s investments in agriculture-related companies are subject to the same risks as direct investments in agricultural commodities. Agricultural commodity prices rise and fall in response to many factors, including: drought, floods, weather, diseases, embargoes, tariffs and international economic, political and regulatory developments. These factors could lead to significant and rapid fluctuations in the value of ETCFs investing in agricultural commodities or in derivative contracts for agricultural commodities. Fluctuations in prices for agricultural commodities also may affect indirectly the value of companies whose businesses depend upon or otherwise relate to such agricultural commodities.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Class/Sector Focus Risk. When the Fund invests more than 25% of its net assets in a particular asset class (such as real estate-related or commodities-related securities), or securities of issuers within a particular business sector or geographic region, it is subject to increased risk. Performance will generally depend on the performance of the class, sector or region, which may differ in direction and degree from that of the overall U.S. stock or bond markets. In addition, financial, economic, business and political developments affecting the class, sector or region may have a greater effect on the Fund.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

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Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Currency Risk. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

Diversification Risk. As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds. Therefore, Fund performance can be affected significantly by the performance of one or a small number of issuers. When a Fund invests more than 25% of its net assets in a particular asset class (such as real estate-related or commodities-related securities), or securities of issuers within a particular business sector or geographic region, it is subject to increased risk. Performance will generally depend on the performance of the class, sector or region, which may differ in direction and degree from that of the overall U.S. stock or bond markets. In addition, financial, economic, business and political developments affecting the class, sector or region may have a greater effect on these Funds.

Energy Risk. To the extent that a Fund invests in energy-related companies, it takes on additional risks. The Fund faces the risk that the earnings, dividends, and stock prices of energy companies may be greatly affected by changes in the prices and supplies of oil and other energy fuels. Prices and supplies of energy can fluctuate significantly over short and long periods because of a variety of factors, including: changes in international politics; policies of the Organization of Petroleum Exporting Countries (“OPEC”); relationships among OPEC members and between OPEC and oil-importing nations; energy conservation; the regulatory environment; government tax policies; development of alternative sources of energy; and the economic growth and stability of the key energy-consuming countries. These factors could lead to substantial fluctuations in the value of the Fund’s energy-related investments, particularly ETCFs that invest in derivative contracts for fossil fuels and electricity and MLPs engaged in their production or generation, including significant and rapid increases and decreases in value from time to time.

Exchange-Traded Funds Risk. An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do

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not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Fee Layering. The Fund is an actively managed investment fund that has management and other fees associated with its operations. The Fund may invest some or all of its assets in index-based securities that separately have their own management and other fees (such as ETCFs and investment companies), and would be borne by the Fund as an investor. This could cause the Fund’s performance to be lower than if it were to invest directly in the securities underlying such index-based securities.

Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund will bear these expenses as an investor in underlying funds and, as a result, so investors in the Fund may bear higher expenses than a Fund that invests directly in equity or fixed income securities. These estimated expenses of the Fund are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Investment Company Risk. Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund will bear these expenses as an investor in underlying funds and, as a result, investors in the Fund may bear higher expenses than a Fund that invests directly in equity or fixed income securities. These estimated expenses of the Fund are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Foreign Custodial Services and Related Investment Costs. Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Foreign Investment Risk. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or

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currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets. See also Currency Risk.

Inflation-Protected Securities Risk. While IPS adjust in response to inflation as measured by a specific price index, the value of these securities generally may still decline in response to an increase in real interest rates. Real interest rates are measured by subtracting the expected rate of inflation from the nominal interest rate of fixed income securities. The value of IPS may also fall if there is a decline in the price index (deflation), which generally will reduce any previous adjustments made to the IPS. IPS may also underperform other fixed income securities if inflationary expectations exceed the rate of inflation measured by the price index.

In addition, any increase in principal value of an IPS caused by an increase in the price index is taxable in the year the increase occurs, even though the Fund generally will not receive cash representing the increase at that time. As a result, the Fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company under the Internal Revenue Code. Also, to the extent that the Fund invests in IPS, income distributions are more likely to fluctuate. There is no assurance that the rate of inflation measured by the relevant price index will correspond to the inflation experienced by an investor.

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Mid/Small Cap Stock Risk. To the extent that a Fund invests in small cap and mid cap stocks, it takes on additional risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price.

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Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Mineral and Mining Risks. The Fund’s investments in mineral or mining-related companies are subject to the same risks as direct investments in minerals. Mineral prices rise and fall in response to many factors, including: economic cycles; changes in inflation or expectations about inflation in various countries; interest rates; currency fluctuations; metal sales by governments, central banks, or international agencies; investment speculation; resource availability; fluctuations in industrial and commercial supply and demand; government regulation of the metals and materials industries; and government prohibitions or restrictions on the private ownership of certain precious and rare metals and minerals. These factors could lead to significant and rapid fluctuations in the value of mining companies and ETCFs investing in mineral commodities or in derivative contracts for mineral commodities. Fluctuations in prices for mineral commodities also may affect indirectly the value of other companies whose businesses depend upon or otherwise relate to such mineral commodities.

Real Estate/REIT Risk. The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns. The value of REITs and other real estate-related investments is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer’s management skills. In the event of a default by an underlying tenant or borrower, a REIT could experience delays in enforcing its rights as a lessor or mortgagee and may incur substantial costs associated with protecting its investments. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Also, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

For more information about risks, please see the “Glossary of Investment Risks.”

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Principal Investment Strategies and Risks

Huntington Rotating Markets Fund

Investment Focus	Common stocks and index-based securities

Principal Investment Strategy	Attempts to rotate investments to the equity market segment that offers the greatest potential for capital appreciation given current economic conditions

Share Price Volatility	Moderate to High

Investment Strategy	The Fund’s investment objective is to seek capital appreciation. The Fund will pursue its investment objective by rotating investments among equity market segments (small-cap, mid-cap, large-cap and global) as determined by the Fund’s Advisor to offer the greatest potential for capital appreciation in a given market environment.

Under normal market conditions the Fund will invest (either directly or through the ownership of index-based securities, as described below) at least 75% of its assets in equity stocks comprising the equity market segment selected by the Advisor. The Fund will provide shareholders 60 days advance notice before changing its 75% investment policy. The Advisor will rotate among the small-cap, mid-cap, large-cap and global equity market segments. To determine which equity market segment offers the greatest potential for capital appreciation, the Advisor will use “top-down” analysis (analyzing the impact of economic trends before considering the performance of individual stocks) to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors or industries may benefit the most over the next 12 months. The Advisor will continuously monitor the market environment and may rotate the equity market segment when the Advisor determines that another is more favorable given the projected market environment. The Fund will not provide notice to shareholders when the Advisor rotates among market segments.

Index-based securities are exchange-traded funds that represent ownership in a long-term investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the Russell 2000 Index, S&P 500, or the NASDAQ-100 Index.

The following is information about the equity market segments among which the Advisor will rotate investments. Investment in any segment could consist of stocks of companies whose capitalization falls within the specified range and/or index-based securities that hold stocks of companies whose capitalization falls within the specified range at the time of purchase. The small-cap, mid-cap and large-cap market segments are comprised predominantly of U.S. companies, although due to the diverse nature of companies and the globalization of the economy, many companies have international operations or international exposure to varying degrees.

The small-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent small-cap index such as the Russell 2000 Index. As of February 28, 2010, the Russell 2000 Index statistics were as follows: the average market capitalization of companies in the index was approximately $1.03 billion and the median market capitalization was approximately $397 million. The companies in the Russell 2000 Index had a total market capitalization range of approximately $78 million to $1.688 billion.

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The mid-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent mid-cap index such as the Russell Midcap Index (“RMCI”). As of February 28, 2010, the RMCI statistics were as follows: the average market capitalization of companies in the index was approximately $6.38 billion and the median market capitalization was approximately $3.44 billion. The companies in the RMCI had a total market capitalization range of approximately $8.98 billion to $12.21 billion.

The large-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent large-cap index such as the S&P 500. As of December 31, 2009, the S&P 500 statistics were as follows: the average market capitalization of companies in the index was approximately $19.86 billion and the median market capitalization was approximately $8.59 billion. The S&P 500 had a total market capitalization value of approximately $9.93 trillion.

The global market segment comprises companies that are based throughout the world, including the United States. When invested in the global market segment, the Fund’s investment (either directly or through the ownership of index-based securities) in equity stocks issued by companies based outside the United States will typically fluctuate between 50% and 80% of its assets. The global market segment could include small-cap, mid-cap, or large-cap companies, or any combination of the three, although there is no generally accepted and recognized market capitalization ranges in the global market due to the diverse array of foreign countries and economies.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

For a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile	Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership

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in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Even Funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Investment Style Risk. The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Investment Company Risk. Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund will bear these expenses as an investor in underlying funds and, as a result, investors in the Fund may bear higher expenses than a Fund that invests directly in equity or fixed income securities. These estimated expenses of the Fund are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Mid/Small Cap Stock Risk. To the extent that a Fund invests in small cap and mid cap stocks, it takes on additional risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Foreign Investment Risk. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as

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Huntington Rotating Markets Fund

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well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets. See also Currency Risk.

Energy Risk. To the extent that a Fund invests in energy-related companies, it takes on additional risks. The Fund faces the risk that the earnings, dividends, and stock prices of energy companies may be greatly affected by changes in the prices and supplies of oil and other energy fuels. Prices and supplies of energy can fluctuate significantly over short and long periods because of a variety of factors, including: changes in international politics; policies of the Organization of Petroleum Exporting Countries (“OPEC”); relationships among OPEC members and between OPEC and oil-importing nations; energy conservation; the regulatory environment; government tax policies; development of alternative sources of energy; and the economic growth and stability of the key energy-consuming countries. These factors could lead to substantial fluctuations in the value of the Fund’s energy-related investments, particularly ETCFs that invest in derivative contracts for fossil fuels and electricity and MLPs engaged in their production or generation, including significant and rapid increases and decreases in value from time to time.

Exchange-Traded Funds Risk. An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

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Foreign Custodial Services and Related Investment Costs. Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Active Trading Risk. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

Fee Layering. The Fund is an actively managed mutual fund that has management and other fees associated with its operations. The Fund may invest some or all of its assets in index-based securities that separately have their own management and other fees (such as ETCFs and investment companies), and would be borne by the Fund as an investor. This could cause the Fund’s performance to be lower than if it were to invest directly in the securities underlying such index-based securities.

Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund will bear these expenses as an investor in underlying funds and, as a result, so investors in the Fund may bear higher expenses than a Fund that invests directly in equity or fixed income securities. These estimated expenses of the Fund are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

For more information about risks, please see the “Glossary of Investment Risks.”

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Principal Investment Strategies and Risks

Huntington Situs Fund

Investment Focus	Diversified portfolio of equity securities of domestic and foreign companies

Principal Investment Strategy	Attempts to identify domestic and foreign companies whose geographic, political, and/or demographic situs positions them to outperform other companies

Share Price Volatility	Moderate to High

Investment Strategy	The Fund’s investment objective is to seek long-term capital appreciation. The Fund pursues this objective by investing primarily in equity securities of companies whose geographical, political and/or demographic situs positions them to outperform other companies. Equity securities include common stocks, preferred stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks which, if rated, will be investment-grade at the time of investment.

Under normal market conditions, the Advisor invests at least 80% of the Fund’s assets in equity securities of U.S. companies. The Fund may also invest up to 20% of its assets in foreign securities, including ADRs, GDRs and EDRs, as defined in the “Investment Practices” section.

In managing the Fund’s portfolio, the Advisor utilizes a screening process that identifies companies based on situs, which is one or more geographical locations that are positioned and likely to allow the companies to outperform those in other locations. Examples of situs advantages include favorable political, social or economic factors or population demographics, such as a state or country that is reducing taxes or experiencing beneficial demographic changes. For instance, the Fund may invest in a certain type of company located in a state that is reducing its business tax because the tax reduction may result in lower costs for the company and allow it to sell products more competitively at lower prices or realize a higher profit on sales. Similarly, if a state is experiencing a growing population, then certain types of financial services companies or real estate-related investments may benefit from the service needs and housing demands of this population growth. Additionally, the Advisor emphasizes both growth and value in seeking companies with above-average growth potential or with temporarily depressed prices. As a result, the Fund invests in a blend of both “growth” and “value” stocks. While the Fund may invest in companies of any size, smaller companies tend to be best positioned to outperform due to situs factors.

The Advisor also employs fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis focuses on qualitative aspects of the company’s product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. This process is utilized to identify the most attractive companies and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor monitors the Fund’s existing positions to determine benefits of retaining a particular security.

The Advisor applies a “top down” strategy in stock selection (analyzing the impact of economic trends before considering the performance of individual stocks) to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors, industries or markets may provide relatively higher performance. The Advisor also uses portfolio optimization programs to enhance risk/return potential. These programs

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analyze and characterize the industry exposure of multi-industry companies in an attempt to balance the industry diversification of the portfolio to achieve certain risk/return models. The Fund’s foreign investments are generally in developed countries. Companies in developed countries may be grouped together in broad categories called business sectors. The Advisor may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins. The Fund may choose to invest up to 20% of its assets in companies located in emerging markets. In selecting emerging market countries, the Advisor reviews the country’s economic outlook, its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Advisor then analyzes companies located in particular emerging market countries.

The Fund actively trades its portfolio securities in an attempt to achieve its investment goal.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

The Fund may also invest in certain other equity securities in addition to those described above, although none are anticipated to be principal investments.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile	Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Mid/Small Cap Stock Risk. To the extent that a Fund invests in small cap and mid cap stocks, it takes on additional risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

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Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Even Funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Investment Style Risk. The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Foreign Investment Risk. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies

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by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets. See also Currency Risk.

Foreign Custodial Services and Related Investment Costs. Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Active Trading Risk. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

For more information about risks, please see the “Glossary of Investment Risks.”

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Principal Investment Strategies and Risks

Huntington Technical Opportunities Fund

Investment Focus	U.S. and international stocks; exchange traded funds (ETFs); investment-grade debt obligations of U.S. and international corporations; investment-grade government bonds of U.S. and foreign countries (Quality Government Securities); put and call options on individual equities, fixed income securities and ETFs; currency derivatives; cash and market indices

Principal Investment Strategy	Using technical analysis techniques, the Fund pursues its objective by searching and evaluating global investment opportunities in both equity and debt securities. Under normal market conditions, the Fund will be invested primarily in equity securities.

Share Price Volatility	High

Investment Strategy	The Fund’s investment objective is to seek long-term growth of principal with production of income as a secondary goal. The Advisor implements its strategy by using technical analysis (analyzing and examining past price movements to anticipate or forecast future price movements) and fundamental analytical techniques as the primary means to evaluate the securities in which the Fund invests. The Fund pursues its objective by searching and evaluating global investment opportunities in both equity and debt securities.

In managing the Fund’s portfolio, the Advisor will employ technical analysis on two levels. First, technical analysis will be used in seeking to determine the “long-term trend” of a security. To determine the long-term trend, the Advisor will utilize such technical indicators as the Moving Average Convergence Divergence (MACD) and the Stochastic Oscillator (Stochastic). MACD illustrates the relationship between two moving averages of prices, and Stochastic compares a security’s closing price to its price range over a given time period. Secondly, technical analysis will be used to time the purchase or sale of a security. To assist in the timing of securities, the Advisor adjusts averages as well as “support” and “resistance” levels. These adjustments enable the Advisor to determine the direction or duration of a trend and can reduce a technical indicator’s sensitivity to market movements.

The Fund will invest in securities when the Advisor’s technical models indicate that such securities have significant potential to outperform the Fund’s benchmark index, the Standard & Poor’s 500 Index (“S&P 500”). Likewise, the Fund will sell interests or reduce investment exposure in certain securities when the Advisor’s technical models indicate that such securities have significant potential to underperform the Fund’s benchmark index. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. As of December 31, 2009, the S&P 500 statistics were as follows: the average market capitalization of companies in the index was approximately $19.86 billion and the median market capitalization was approximately $8.59 billion. The smallest company in the S&P 500 had a market capitalization of $1.06 billion and the largest company had a market capitalization of $323.72 billion. The S&P 500 has a total market capitalization value of approximately $9.93 trillion. These capitalization values will change due to changes in the companies included in the S&P 500 and changes in their valuations. In connection with this strategy, the Fund may invest in the securities of companies with small market

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capitalizations (i.e., companies with a market capitalization of $500 million or less), to the extent that such companies are within the S&P 500.

The Fund uses technical analysis to allocate its portfolio holdings among the following securities and related derivative contracts:

• U.S. and international stock investments;

• ETFs (including “Ultrashort” ETFs);

• Investment-grade debt obligations of U.S. and international corporations;

• Fixed income securities, such as Quality Government Securities; and

• Put and call options on individual equities, fixed income securities and exchange traded funds, currency derivative contracts and cash and market indices.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

U.S. and International Stock Investments including “Ultrashort” ETFs. Under ordinary market conditions, 60% to 100% of the Fund’s portfolio may be invested in U.S. and international individual common stocks. The Fund may invest in equity securities of companies of any size, including small, high growth companies. The Fund may also invest in companies whose shares are being, or recently have been, offered to the public for the first time. Additionally, the Fund will invest in ETFs to gain exposure to domestic and international equity indices, equity sectors and industry sectors. In selecting ETFs, the Advisor may over or under weight certain industry sectors relative to market benchmarks by investing in ETFs that invest in industry sectors. The Advisor may increase or decrease the Fund’s exposure to growth or value stocks relative to a market benchmark by investing in ETFs that emphasize growth or value stocks. ETFs will also be used to gain exposure to commodities and currencies and to hedge the Fund against a declining market. The Fund will invest no more than 30% of its assets in ETFs.

The Advisor may also invest in “Ultrashort” ETFs in order to take advantage of an anticipated decline in the price of one or more specified underlying indexes (either a “style” index, e.g. Russell 1000 Value or Russell 1000 Growth or a “sector” index, e.g., basic materials, consumer goods), or to hedge against such indexes’ price volatility. If an Ultrashort ETF is successful in meeting its objective, its value (before fees and expenses) should gain approximately twice as much, on a percentage basis, as any decrease in the corresponding index and, conversely, its value should lose approximately twice as much, on a percentage basis, as any increase in the corresponding index when the index rises on a given day.

Fixed Income Securities. The fixed income securities selected by the Advisor are: (i) rated investment-grade or better by a NRSRO; or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment-grade at the time of purchase. However, if a security is downgraded below investment-grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. In addition, these fixed income securities will have remaining maturities of no more than 10 years.

Derivative Contracts/Hybrid Instruments. The Fund may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts

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and/or hybrid instruments to increase or decrease the allocation of the portfolio to securities, currency securities or types of securities in which the Fund (or underlying ETFs) may invest directly.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

Investor Profile	Investors seeking total return and willing to accept above average risk and volatility

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Active Trading Risk. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Even Funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Correlation Risk. A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees,

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expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark.

Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds’ ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with each Fund’s daily investment objective.

Certain Funds are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a Fund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Currency Risks. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities

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traded in foreign markets more volatile than securities traded exclusively in the United States.

Early Close/Trading Halt Risk. An exchange or market may close early or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in a Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, a Fund may be unable to rebalance its portfolio, accurately price its investments and/or may incur substantial trading losses.

Exchange-Traded Funds Risk. An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Investment Company Risk. Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund will bear these expenses as an investor in underlying funds and, as a result, investors in the Fund may bear higher expenses than a Fund that invests directly in equity or fixed income securities. These estimated expenses of the Fund are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Fee Layering. The Fund is an actively managed investment fund that has management and other fees associated with its operations. The Fund may invest some or all of its assets in index-based securities that separately have their own management and other fees (such as ETCFs and investment companies), and would be borne by the Fund as an investor. This could cause the Fund’s performance to be lower than if it were to invest directly in the securities underlying such index-based securities.

Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund will bear these expenses as an investor in underlying funds and, as a result, so investors in the Fund may bear higher expenses than a Fund that invests directly in equity or fixed income securities. These estimated expenses of the Fund are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Foreign Custodial Services and Related Investment Costs. Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the

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Huntington Technical Opportunities Fund

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volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Foreign Investment Risk. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets. See also Currency Risk.

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Market Price Variance Risk (ETFs). Individual shares of an ETF are listed for trading on a securities exchange and can be bought and sold in the secondary market at market prices. The market prices of ETF shares will fluctuate in response to changes in NAV and supply and demand for ETF shares. Differences between secondary market prices and NAV for ETF shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by an ETF at a particular time. There may, however, be times when the market price

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and the NAV vary significantly and the Fund may pay more than NAV when buying ETF shares on the secondary market, and the Fund may receive less than NAV when it sells those ETF shares. The market price of ETF shares includes a “bid-ask spread” charged by the exchange specialist, market makers or other participants that trade the particular ETF. In times of severe market disruption, the bid-ask spread often increases significantly. This means that ETF shares may trade at a discount to NAV, and the discount is likely to be greatest when the price of ETF shares is falling fastest, which may be the time that the Fund most wants to sell an ETF’s shares. An ETF’s investment results are measured based upon the daily NAV of the ETF. Since the Fund purchases and sells ETF shares in the secondary market, the Fund may not experience investment results consistent with those experienced by those creating and redeeming directly with an ETF.

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Non-Diversification Risk. Certain Funds are classified as “non-diversified” under the 1940 Act, and as a non-diversified fund, a Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds. Therefore, Fund performance can be affected significantly by the performance of one or a small number of issuers.

Portfolio Turnover Risk. Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

Derivative Contracts and Hybrid Instruments Risk. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this prospectus or the Fund’s SAI, such as market, interest rate, credit, currency, liquidity and leverage risks.

Ultrashort ETFs Risk. Ultrashort ETFs use investment techniques that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts,

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swap agreements and similar instruments. An Ultrashort ETF’s investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested. Such instruments, particularly when used to create leverage, may expose the Ultrashort ETF and the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the security or index. The use of aggressive investment techniques also exposes the Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities contained in an index underlying an Ultrashort ETF benchmark, including: (1) the risk that an instrument is mispriced; (2) credit or performance risk on the amount the Ultrashort ETF expects to receive from a counterparty; (3) the risk that securities prices, interest rates and currency markets will move adversely and the Ultrashort ETF will incur significant losses; (4) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for any particular instrument and/or possible exchange-imposed price fluctuation limits, which may make it difficult or impossible to adjust an Ultrashort ETF’s position in a particular financial instrument when desired.

For more information about risks, please see the “Glossary of Investment Risks.”

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Principal Investment Strategies and Risks

Huntington Fixed Income Securities Fund

Investment Focus	U.S. government obligations, corporate debt securities, mortgage backed securities

Principal Investment Strategy	Focuses on investment-grade fixed income securities that produce a high level of income

Share Price Volatility	Moderate

Investment Strategy	The Fund’s investment objective is to seek to achieve high current income through investment in fixed income securities where the average maturity of the Fund will not exceed 10 years.

The Advisor, under normal circumstances, invests at least 80% of the Fund’s assets in fixed income securities, principally by investing in a combination of corporate debt, such as bonds, notes and debentures, and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The selection of corporate debt obligations is limited to those: (i) rated in one of the top four categories by a NRSRO or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment-grade at the time of purchase. However, if a security is downgraded below investment-grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. Within these parameters, the Advisor focuses on securities which offer the highest level of income. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings.

The Fund intends to invest in the securities of U.S. government-sponsored entities (“GSEs”). Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. government include those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation.

In managing the portfolio, the Advisor monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. The Advisor also follows closely new issue and secondary activity in the corporate debt market.

Because the Fund refers to fixed income securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in fixed income securities.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).

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For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile	Investors willing to accept the risk of a moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed securities represent participating interests in pools of residential mortgage loans, some of which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a Fund and not the purchase of shares of the Fund.

Mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall. An increased rate of prepayments on the Fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the

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Fund as the Fund may be required to reinvest assets at a lower interest rate. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. The prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

Collateralized Mortgage Obligations: A Fund may invest in mortgage-backed securities called collateralized mortgage obligations (“CMOs”). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a Fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-Backed Securities: Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Prepayment Risk. Many types of fixed income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate. Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread may cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Active Trading Risk. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

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Principal Investment Strategies and Risks

Huntington Fixed Income Securities Fund

continued

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

For more information about risks, please see the “Glossary of Investment Risks.”

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Principal Investment Strategies and Risks

Huntington Intermediate Government Income Fund

Investment Focus	U.S. government obligations, mortgage backed securities

Principal Investment Strategy	Focuses on U.S. government obligations and mortgage-related securities with maturities between three and ten years that produce a high level of income

Share Price Volatility	Low to Moderate

Investment Strategy	The Fund’s investment objective is to seek to provide investors with a high level of current income.

The Advisor invests primarily in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities including mortgage-related securities. The Advisor, under normal circumstances, invests at least 80% of the Fund’s assets in U.S. government securities. The Fund will invest in investment-grade securities that allow it to maintain a dollar-weighted average maturity of not less than three nor more than 10 years. Within this range, the Advisor focuses on securities which offer the highest level of income. In general, in order to reduce volatility during periods of interest rate fluctuation, the Advisor invests in securities with a wide range of intermediate maturities. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities.

The Fund intends to invest in the securities of GSEs. Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. government include those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation.

In managing the portfolio, the Advisor monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics.

Mortgage-related securities are securities, including derivative mortgage securities such as collateralized mortgage obligations (“CMOs”), whose income is generated by payments of principal and interest on pools of mortgage loans.

Because the Fund refers to U.S. government securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government securities.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders). For more information about the

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Principal Investment Strategies and Risks

Huntington Intermediate Government Income Fund

continued

Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile	Investors willing to accept the risk of a low to moderate amount of fluctuation in the value of their investment for the benefit of a higher total return

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed securities represent participating interests in pools of residential mortgage loans, some of which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a Fund and not the purchase of shares of the Fund.

Mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall. An increased rate of prepayments on the Fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the

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Principal Investment Strategies and Risks

Huntington Intermediate Government Income Fund

continued

Fund as the Fund may be required to reinvest assets at a lower interest rate. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. The prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

Collateralized Mortgage Obligations: A Fund may invest in mortgage-backed securities called collateralized mortgage obligations (“CMOs”). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a Fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-Backed Securities: Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Prepayment Risk. Many types of fixed income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate. Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread may cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Active Trading Risk. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

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Principal Investment Strategies and Risks

Huntington Intermediate Government Income Fund

continued

Extension Risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Derivative Contracts and Hybrid Instruments Risk. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this prospectus or the Fund’s SAI, such as market, interest rate, credit, currency, liquidity and leverage risks.

For more information about risks, please see the “Glossary of Investment Risks.”

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Principal Investment Strategies and Risks

Huntington Mortgage Securities Fund

Investment Focus	Mortgage-related securities, including mortgage Real Estate Investment Trusts (“REITs”)

Principal Investment Strategy	Invests in mortgage-related securities, including mortgage REITs

Share Price Volatility	Moderate

Investment Strategy	The Fund’s investment objective is to seek to achieve current income. The Advisor invests, under normal circumstances, at least 80% of the Fund’s assets in mortgage-related securities, including mortgage REITs. The Advisor especially focuses on securities which it expects to be less susceptible to prepayment of principal. The Advisor endeavors to maintain a dollar-weighted average portfolio life for the Fund of between two and ten years. The Fund may also invest up to 20% of its assets in equity REITs. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

In making its investment decisions, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities. In managing the portfolio, the Advisor monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. Mortgage-related securities are securities, including derivative mortgage securities such as CMOs, whose income is generated by payments of principal and interest on pools of mortgage loans and mortgage REITs.

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code. The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).

The Fund actively trades its portfolio securities in an attempt to achieve its investment goal.

Because the Fund refers to mortgage in its name, the Fund will normally invest at least 80% of its assets in mortgage-related securities, and the Fund will notify shareholders at least 60 days in advance of any changes in this policy.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

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Principal Investment Strategies and Risks

Huntington Mortgage Securities Fund

continued

Investor Profile	Investors willing to accept the risk of a moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Class/Sector Focus Risk: When the Fund invests more than 25% of its net assets in a particular asset class (such as real estate-related or commodities-related securities), or securities of issuers within a particular business sector or geographic region, it is subject to increased risk. Performance will generally depend on the performance of the class, sector or region, which may differ in direction and degree from that of the overall U.S. stock or bond markets. In addition, financial, economic, business and political developments affecting the class, sector or region may have a greater effect on the Fund.

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Principal Investment Strategies and Risks

Huntington Mortgage Securities Fund

continued

Derivative Contracts and Hybrid Instruments Risk. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this prospectus or the Fund’s SAI, such as market, interest rate, credit, currency, liquidity and leverage risks.

Prepayment Risk. Many types of fixed income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate. Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread may cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Extension Risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed securities represent participating interests in pools of residential mortgage loans, some of which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a Fund and not the purchase of shares of the Fund.

Mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall. An increased rate of prepayments on the Fund’s mortgage-backed

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Principal Investment Strategies and Risks

Huntington Mortgage Securities Fund

continued

securities will result in an unforeseen loss of interest income to the Fund as the Fund may be required to reinvest assets at a lower interest rate. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. The prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

Collateralized Mortgage Obligations: A Fund may invest in mortgage-backed securities called collateralized mortgage obligations (“CMOs”). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a Fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-Backed Securities: Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Real Estate/REIT Risk. The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns. The value of REITs and other real estate-related investments is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer’s management skills. In the event of a default by an underlying tenant or borrower, a REIT could experience delays in enforcing its rights as a lessor or mortgagee and may incur substantial costs associated with protecting its investments. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Also, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Active Trading Risk. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

Investment Company Risk. Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund will bear these expenses as an investor in underlying funds and, as a result, investors in the Fund may bear higher expenses than a Fund that invests directly in equity or fixed income securities. These estimated expenses of the Fund are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

For more information about risks, please see the “Glossary of Investment Risks.”

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Principal Investment Strategies and Risks

Huntington Ohio Tax-Free Fund

Investment Focus	Ohio municipal securities

Principal Investment Strategy	Invests primarily in investment-grade Ohio municipal securities

Share Price Volatility	Low to Moderate

Investment Strategy	The Fund’s investment objective is to seek to provide current income exempt from federal income tax and Ohio personal income taxes.

The Advisor invests substantially all of the assets of the Fund in Ohio tax-exempt securities. As a matter of fundamental policy, under normal circumstances, the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax and Ohio state income tax. Additionally, the Fund will not invest in securities which generate income treated as a preference item for federal ATM purposes. The securities selected by the Advisor are: (i) rated investment-grade or better by a NRSRO; or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment-grade at the time of purchase. However, if a security is downgraded below investment-grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. In addition, the Fund’s anticipated duration will be between two and 10 years. The Advisor also establishes a desired yield level for new issues relative to U.S. Treasury securities.

In managing the portfolio, the Advisor attempts to diversify the Fund’s holdings within Ohio as much as possible. In selecting securities, the Advisor monitors economic activity and interest rate trends, reviews financial information relating to each issuer and looks for attractively priced issues.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Ohio personal income taxes.

Ohio tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile	Ohio residents seeking income exempt from federal and state income taxes

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

State Concentration Risk. By concentrating its investments in Ohio, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Ohio is largely concentrated in agriculture, motor vehicles and equipment, steel, rubber products and household appliances, and therefore tends to be more cyclical than some other states and the nation as a whole.

Non-Diversification Risk. Certain Funds are classified as “non-diversified” under the 1940 Act, and as a non-diversified fund, a Fund

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Principal Investment Strategies and Risks

Huntington Ohio Tax-Free Fund

continued

may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds. Therefore, Fund performance can be affected significantly by the performance of one or a small number of issuers.

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Prepayment Risk. Many types of fixed income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate. Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread may cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current

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Principal Investment Strategies and Risks

Huntington Ohio Tax-Free Fund

continued

market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Active Trading Risk. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

Credit Enhancement Risk. The securities in which the Funds invest may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). Credit enhancement is designed to assure timely payment of the security; it does not protect the Funds against losses caused by declines in a security's value due to changes in market conditions. Securities subject to credit enhancement generally would be assigned a lower credit rating if the rating were based primarily on the credit quality of the issuer without regard to the credit enhancement. If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded.

A single bank, bond insurer or other enhancement provider may provide credit enhancement to more than one of the Fund’s investments. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Funds that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Funds, as the Funds may invest their assets in securities credit enhanced by banks or by bond insurers without limit. Bond insurers that provide credit enhancement for large segments of the fixed income markets, particularly the municipal bond market, may be more susceptible to being downgraded or defaulting during recessions or similar periods of economic stress.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

For more information about risks, please see the “Glossary of Investment Risks.”

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Principal Investment Strategies and Risks

Huntington Short/Intermediate Fixed Income Securities Fund

Investment Focus	U.S. government obligations and investment-grade corporate debt securities

Principal Investment Strategy	Focuses on fixed income securities with maturities of less than 5 years that produce a high level of income.

Share Price Volatility	Low to Moderate

Investment Strategy	The Fund’s investment objective is to seek to achieve current income.

The Advisor invests primarily in corporate debt and U.S. government securities. The Fund invests in short and intermediate term fixed income securities and will maintain a dollar-weighted average portfolio maturity of more than 2 but less than 5 years. The selection of corporate debt obligations is limited to those: (i) rated in one of the top four categories by a NRSRO or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment-grade at the time of purchase. However, if a security is downgraded below investment-grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings. In managing the portfolio, the Advisor monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. The Advisor also follows closely new issue and secondary activity in the corporate debt market.

The Fund intends to invest in the securities of GSEs. Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. government include those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile	Investors willing to accept the risk of a low to moderate amount of fluctuation of their investment for the benefit of a higher total return

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities.

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Principal Investment Strategies and Risks

Huntington Short/Intermediate Fixed Income Securities Fund

continued

Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Active Trading Risk. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

For more information about risks, please see the “Glossary of Investment Risks.”

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Principal Investment Strategies and Risks

Huntington Asset Allocation Funds Overview

There are three “Asset Allocation Funds”: Huntington Balanced Allocation Fund, Huntington Conservative Allocation Fund and Huntington Growth Allocation Fund. Each Asset Allocation Fund is a “fund of funds” that invests all of its assets in other Huntington Funds (“Underlying Funds”), excluding Huntington Real Strategies Fund, Huntington Rotating Markets Fund, Huntington Technical Opportunities Fund, Huntington U.S. Treasury Money Market Fund, Huntington Tax-Free Money Market Fund, Huntington Ohio Municipal Money Market Fund; and Huntington VA Balanced Fund, Huntington VA Dividend Capture Fund, Huntington VA Growth Fund, Huntington VA Income Equity Fund, Huntington VA International Equity Fund, Huntington VA Macro 100 Fund, Huntington VA Mid Corp America Fund, Huntington VA New Economy Fund, Huntington VA Real Strategies Fund, Huntington VA Rotating Markets Fund, Huntington VA Situs Fund and Huntington VA Mortgage Securities Fund (the “Huntington VA Funds”).

Because investors have different investment goals, risk tolerances, investment time horizons and financial circumstances, the Asset Allocation Funds offer three distinct, comprehensive investment programs designed for differing investment orientations. Each Asset Allocation Fund has a target percentage allocation among three kinds of Underlying Funds: those that invest primarily in equity securities (“Underlying Equity Funds”), those that invest primarily in fixed-income securities (“Underlying Income Funds”) and those that invest primarily in money market securities (“Underlying Money Market Funds”). The goals, strategies and risks of each Underlying Fund are set forth elsewhere in this prospectus.

The Asset Allocation Funds offer Class A Shares. Each Asset Allocation Fund invests exclusively in Institutional Shares of Underlying Funds. Institutional Shares are sold without any sales charge and are not subject to distribution or Rule 12b-1 fees. Institutional Shares charge a 25 basis point shareholder servicing fee.

Each Asset Allocation Fund is monitored daily, and to maintain target allocations in the Underlying Funds, cash flow for each Asset Allocation Fund will be directed to its Underlying Funds that most deviate from the target. Quarterly, the Advisor may also rebalance each Fund’s investment allocation to maintain its target allocations. The Advisor may from time to time adjust the percentage of assets invested in any specific Underlying Fund held by an Asset Allocation Fund. Such adjustments may be made to increase or decrease an Asset Allocation Fund’s holdings of particular asset classes, such as common stocks of foreign issuers, or to adjust Fund quality or the duration of fixed-income securities. In adjustments, changes may be made to reflect changes in the investment market and economic environment.

The investment performance of each Asset Allocation Fund will reflect both the Advisor’s allocation decisions with respect to the Underlying Funds and its investment decisions made on behalf of the Underlying Funds.

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Principal Investment Strategies and Risks

Huntington Balanced Allocation Fund

Investment Focus	Other Huntington Funds, excluding Huntington Real Strategies Fund, Huntington Rotating Markets Fund, Huntington Technical Opportunities Fund, Huntington U.S. Treasury Money Market Fund, Huntington Tax-Free Money Market Fund, Huntington Ohio Municipal Money Market Fund and the Huntington VA Funds

Principal Investment Strategy	The Fund’s investment objective is to seek current income and moderate appreciation of capital. The Fund seeks to achieve its objective by investing exclusively in a combination of underlying Huntington Funds, with an asset allocation target of 60% Equity, 40% Income and 0-15% Money Market. Utilizing optimization software and both internal and external research, the Advisor analyzes the economy and the capital markets to determine the optimal allocations to the various Underlying Funds. The Equity portion of the Fund’s portfolio is significantly weighted to large-cap domestic equity funds and international equity funds, but also includes weightings to mid-cap equities and small-cap equities. The Advisor allocates the Income portion of the Fund’s portfolio to the Underlying Funds based on the Advisor’s interest rate and fixed income forecasts and its analysis of credit quality, sector emphasis and the duration of the portfolio. The Advisor reviews the allocations to Underlying Funds within the stated targets on an ongoing basis and adjusts them based on the analysis of current research and macroeconomic factors.

Share Price Volatility	Moderate

Investor Profile	Investors seeking additional diversification provided by a balanced portfolio of Underlying Funds, with exposure to both equity and fixed income sectors.

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Investment Company Risk. Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund and the Underlying Funds in which it will invest will each bear these expenses, so investors in the Fund may bear higher expenses than a fund that invests directly in equity or fixed-income securities. These estimated expenses of the Underlying Funds are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Allocation Risk. Because the Asset Allocation Funds have set limitations on the amount of assets that may be allocated to Underlying Equity Funds, Underlying Income Funds and Underlying Money Market Funds, respectively, the Asset Allocation Funds have less flexibility in their investment strategies than funds that are not subject to such limitations. In addition, the asset allocations made by the Asset Allocation Fund may not effectively decrease risk or increase returns for investors.

Advisor’s Potential Conflict. In managing the Asset Allocation Funds, the Advisor has sole discretion in selecting and substituting the Underlying Funds in which the Asset Allocation Funds will invest at any given time. Because the Advisor is primarily responsible for managing the Asset Allocation Funds and each of the Underlying Funds, the Advisor is subject to conflict of interest with respect to how it allocates the Asset Allocation Funds’ assets among the various Underlying Funds.

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Principal Investment Strategies and Risks

Huntington Balanced Allocation Fund

continued

The conflict primarily arises because the expenses paid by the Advisor in connection with its management of certain of the Underlying Funds could be higher than expenses paid for other Underlying Funds, likewise, fees payable to the Advisor and/or its affiliates (primarily management fees) by some Underlying Funds are higher than the fees payable by other Underlying Funds. See “Fees Paid to Advisor and Affiliates.”

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Even Funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

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Principal Investment Strategies and Risks

Huntington Balanced Allocation Fund

continued

Growth Investing Risk. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Liquidity Risk. Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed securities represent participating interests in pools of residential mortgage loans, some of which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a Fund and not the purchase of shares of the Fund.

Mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall. An increased rate of prepayments on the Fund’s mortgage-backed

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Principal Investment Strategies and Risks

Huntington Balanced Allocation Fund

continued

securities will result in an unforeseen loss of interest income to the Fund as the Fund may be required to reinvest assets at a lower interest rate. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. The prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

Prepayment Risk. Many types of fixed income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate. Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread may cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Fee Layering. The Fund is an actively managed investment fund that has management and other fees associated with its operations. The Fund may invest some or all of its assets in index-based securities that separately have their own management and other fees (such as ETCFs and investment companies), and would be borne by the Fund as an investor. This could cause the Fund’s performance to be lower than if it were to invest directly in the securities underlying such index-based securities.

Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund will bear these expenses as an investor in underlying funds and, as a result, so investors in the Fund may bear higher expenses than a Fund that invests directly in equity or fixed income securities. These estimated expenses of the Fund are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Sector/Geographic Risk. When a Fund invests more than 25% of its net assets in a particular asset class, or securities of issuers within a particular business sector or geographic region, it is subject to increased risk. Performance will generally depend on the performance of the class, sector or region, which may differ in direction and degree from that of the overall U.S. stock or bond markets. In addition,

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Principal Investment Strategies and Risks

Huntington Balanced Allocation Fund

continued

financial, economic, business and political developments affecting the class, sector or region may have a greater effect on these Funds.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

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Principal Investment Strategies and Risks

Huntington Conservative Allocation Fund

Investment Focus	Other Huntington Funds, excluding Huntington Real Strategies Fund, Huntington Rotating Markets Fund, Huntington Technical Opportunities Fund, Huntington U.S. Treasury Money Market Fund, Huntington Tax-Free Money Market Fund, Huntington Ohio Municipal Money Market Fund and the Huntington VA Funds

Principal Investment Strategy	The Fund’s investment objective is to seek current income. The Fund seeks to achieve its objective by investing exclusively in a combination of underlying Huntington Funds, with an asset allocation target of 20% Equity, 80% Income and 0-15% Money Market. Utilizing optimization software and both internal and external research, the Advisor analyzes the economy and the capital markets to determine the optimal allocations to the various Underlying Funds. The Equity portion of the Fund’s portfolio is significantly weighted to large-cap domestic equity funds and international equity funds, but also includes weightings to mid-cap equities and small-cap equities. The Advisor allocates the Income portion of the Fund’s portfolio to the Underlying Funds based on the Advisor’s interest rate and fixed income forecasts and its analysis of credit quality, sector emphasis and the duration of the portfolio. The Advisor reviews the allocations to Underlying Funds within the stated targets on an ongoing basis and adjusts them based on the analysis of current research and macroeconomic factors.

Share Price Volatility	Low to Moderate

Investor Profile	Investors seeking additional diversification provided by a conservative portfolio of Underlying Funds, with exposure to both fixed income and equity sectors.

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Investment Company Risk. Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund and the Underlying Funds in which it will invest will each bear these expenses, so investors in the Fund may bear higher expenses than a fund that invests directly in equity or fixed-income securities. These estimated expenses of the Underlying Funds are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Allocation Risk. Because the Asset Allocation Funds have set limitations on the amount of assets that may be allocated to Underlying Equity Funds, Underlying Income Funds and Underlying Money Market Funds, respectively, the Asset Allocation Funds have less flexibility in their investment strategies than funds that are not subject to such limitations. In addition, the asset allocations made by the Asset Allocation Fund may not effectively decrease risk or increase returns for investors.

Advisor’s Potential Conflict. In managing the Asset Allocation Funds, the Advisor has sole discretion in selecting and substituting the Underlying Funds in which the Asset Allocation Funds will invest at any given time. Because the Advisor is primarily responsible for managing the Asset Allocation Funds and each of the Underlying Funds, the Advisor is subject to conflict of interest with respect to how it allocates the Asset Allocation Funds’ assets among the various Underlying Funds. The conflict primarily arises because the expenses paid by the Advisor

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Principal Investment Strategies and Risks

Huntington Conservative Allocation Fund

continued

in connection with its management of certain of the Underlying Funds could be higher than expenses paid for other Underlying Funds, likewise, fees payable to the Advisor and/or its affiliates (primarily management fees) by some Underlying Funds are higher than the fees payable by other Underlying Funds. See “Fees Paid to Advisor and Affiliates.”

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Value Investing Risk. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed securities represent participating interests in pools of residential

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Principal Investment Strategies and Risks

Huntington Conservative Allocation Fund

continued

mortgage loans, some of which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a Fund and not the purchase of shares of the Fund.

Mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall. An increased rate of prepayments on the Fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the Fund as the Fund may be required to reinvest assets at a lower interest rate. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. The prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

Prepayment Risk. Many types of fixed income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate. Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread may cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Fee Layering. The Fund is an actively managed investment fund that has management and other fees associated with its operations. The Fund may invest some or all of its assets in index-based securities that separately have their own management and other fees (such as ETCFs and investment companies), and would be borne by the Fund as an investor. This could cause the Fund’s performance to be lower than if it were to invest directly in the securities underlying such index-based securities.

Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund will bear these expenses as an investor in underlying funds and, as a result, so investors in the Fund may bear

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Principal Investment Strategies and Risks

Huntington Conservative Allocation Fund

continued

higher expenses than a Fund that invests directly in equity or fixed income securities. These estimated expenses of the Fund are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Sector/Geographic Risk. When a Fund invests more than 25% of its net assets in a particular asset class, or securities of issuers within a particular business sector or geographic region, it is subject to increased risk. Performance will generally depend on the performance of the class, sector or region, which may differ in direction and degree from that of the overall U.S. stock or bond markets. In addition, financial, economic, business and political developments affecting the class, sector or region may have a greater effect on these Funds.

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Principal Investment Strategies and Risks

Huntington Growth Allocation Fund

Investment Focus	Other Huntington Funds, excluding Huntington Real Strategies Fund, Huntington Rotating Markets Fund, Huntington Technical Opportunities Fund, Huntington U.S. Treasury Money Market Fund, Huntington Tax-Free Money Market Fund, Huntington Ohio Municipal Money Market Fund and the Huntington VA Funds

Principal Investment Strategy	The Fund’s investment objective is to seek capital appreciation, with current income as a secondary goal. The Fund seeks to achieve its objective by investing exclusively in a combination of underlying Huntington Funds, with an asset allocation target of 80% Equity, 20% Income and 0-15% Money Market. Utilizing optimization software and both internal and external research, the Advisor analyzes the economy and the capital markets to determine the optimal allocations to the various Underlying Funds. The Equity portion of the Fund’s portfolio is significantly weighted to large-cap domestic equity funds and international equity funds, but also includes weightings to mid-cap equities and small-cap equities. The Advisor allocates the Income portion of the Fund’s portfolio to the Underlying Funds based on the Advisor’s interest rate and fixed income forecasts and its analysis of credit quality, sector emphasis and the duration of the portfolio. The Advisor reviews the allocations to Underlying Funds within the stated targets on an ongoing basis and adjusts them based on the analysis of current research and macroeconomic factors.

Share Price Volatility	Moderate to High

Investor Profile	Investors seeking additional diversification provided by a growth oriented portfolio of Underlying Funds, with exposure to both equity and fixed income sectors.

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Investment Company Risk. Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund and the Underlying Funds in which it will invest will each bear these expenses, so investors in the Fund may bear higher expenses than a fund that invests directly in equity or fixed-income securities. These estimated expenses of the Underlying Funds are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Allocation Risk. Because the Asset Allocation Funds have set limitations on the amount of assets that may be allocated to Underlying Equity Funds, Underlying Income Funds and Underlying Money Market Funds, respectively, the Asset Allocation Funds have less flexibility in their investment strategies than funds that are not subject to such limitations. In addition, the asset allocations made by the Asset Allocation Fund may not effectively decrease risk or increase returns for investors.

Advisor’s Potential Conflict. In managing the Asset Allocation Funds, the Advisor has sole discretion in selecting and substituting the Underlying Funds in which the Asset Allocation Funds will invest at any given time. Because the Advisor is primarily responsible for managing the Asset Allocation Funds and each of the Underlying Funds, the Advisor is subject to conflict of interest with respect to how it allocates the Asset Allocation Funds’ assets among the various Underlying Funds.

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Principal Investment Strategies and Risks

Huntington Growth Allocation Fund

continued

The conflict primarily arises because the expenses paid by the Advisor in connection with its management of certain of the Underlying Funds could be higher than expenses paid for other Underlying Funds, likewise, fees payable to the Advisor and/or its affiliates (primarily management fees) by some Underlying Funds are higher than the fees payable by other Underlying Funds. See “Fees Paid to Advisor and Affiliates.”

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Even Funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Growth Investing Risk. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Liquidity Risk. Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it

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Principal Investment Strategies and Risks

Huntington Growth Allocation Fund

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wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Currency Risks. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

Foreign Investment Risk. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets. See also Currency Risk.

Fee Layering. The Fund is an actively managed investment fund that has management and other fees associated with its operations. The Fund may invest some or all of its assets in index-based securities that separately have their own management and other fees (such as ETCFs and investment companies), and would be borne by the Fund as an investor. This could cause the Fund’s performance to be lower than if it were to invest directly in the securities underlying such index-based securities.

Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund will bear these expenses as an investor in underlying funds and, as a result, so investors in the Fund may bear higher expenses than a Fund that invests directly in equity or fixed income securities. These estimated expenses of the Fund are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation,

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Principal Investment Strategies and Risks

Huntington Growth Allocation Fund

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currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

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Principal Investment Strategies and Risks

Huntington Investment Strategy — All Asset Allocation Funds

To pursue its goal, each Asset Allocation Fund, which is a fund of funds, normally invests in Underlying Equity Funds, Underlying Income Funds and Underlying Money Market Funds as follows:

Target Allocation Among Underlying Funds (%)

Fund	Investment Objective	Equity Funds	Income Funds	Money Market Funds
Balanced Allocation	Seeks current income and moderate appreciation of capital	60%	40%	0-15%
Conservative Allocation	Seeks high current income	20%	80%	0-15%
Growth Allocation	Seeks capital appreciation, with current income as a secondary goal	80%	20%	0-15%

Variations in the target percentage allocation between Underlying Funds that invest primarily in equity securities and Underlying Funds that invest primarily in fixed-income securities are permitted up to 10% in either direction.

Thus, based on its target percentage allocation, each Asset Allocation Fund may have an allocation range among Underlying Equity Funds and Underlying Income Funds as follows:

Fund	Equity/Income Underlying Funds Allocation
Balanced Allocation	70	%/30% to 50%/50%
Conservative Allocation	30	%/70% to 10%/90%
Growth Allocation	90	%/10% to 70%/30%

Although variations beyond the 10% range are generally not permitted, the Advisor may determine in light of market or economic conditions that the normal percentage limitations should be exceeded as a temporary defensive position to protect an Asset Allocation Fund or to help achieve its goal.

Within the prescribed percentage allocations, the Advisor selects the percentage level to be maintained in specific Underlying Funds. The assets of each Asset Allocation Fund are rebalanced quarterly to maintain the selected percentage level. The Advisor may from time to time adjust the percentage of assets invested in any specific Underlying Funds to increase or decrease an Asset Allocation Fund’s holdings of particular asset classes, such as common stocks of foreign issuers, to adjust the duration of fixed-income securities, or to reflect changes in the investment environment.

Each Asset Allocation Fund may invest in various Underlying Funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks; domestic and foreign securities (including emerging market securities); and sector holdings, such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, an Asset Allocation Fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Asset Allocation Fund might not achieve its investment goal.

For a more complete description of the securities in which the Underlying Funds can invest, please see “Investment Practices.”

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Shareholder Information

Before you invest, we encourage you to carefully read the Fund profiles included in this Prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your investment professional can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you. It is important to note, however, that your investment professional may receive different compensation depending on which share class you purchase. Each investment professional has different policies and procedures relating to transacting in Fund Shares, so it is best if you contact your investment professional directly.

Choosing a Share Class

The Funds listed in this Prospectus offer different classes of Shares, each of which has different expenses and other characteristics. Three classes of Fund Shares — Class A Shares, Class B Shares and Trust Shares — are offered in this Prospectus. One other class of Fund Shares — Interfund Shares of the Money Market Fund — is offered in a separate Prospectus.

As shown below, each class of Shares has a different sales charge structure. In addition, the ongoing annual operating expenses (“expense ratios”), as well as the compensation payable to investment professionals, also vary among the classes. Before you decide which class to purchase, you should review the different charges and expenses of each class carefully, in light of your personal circumstances, and consult with your investment professional.

To choose the share class that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. You should consider, for example, that it may be possible to reduce the front-end sales charges imposed on purchases of Class A Shares. Among other ways, Class A Shares have a series of “breakpoints,” which means that the front-end sales charges decrease (and can be eliminated entirely) as the amount invested increases. (The breakpoint schedule is set out below under “Sales Charges.”) On the other hand, Class B Shares do not have front-end sales charges, but the deferred sales charges imposed on redemptions of Class B Shares do not vary at all in relation to the amounts invested. Rather, these charges decrease with the passage of time (ultimately going to zero after owning the Shares for six years).

You should also consider that the expense ratio for Class A Shares will be lower than that for Class B Shares because the full amount of your investment is invested in Class B Shares and is not reduced by a sales charge. Thus, the fact that no front-end charges are ever imposed on purchases of Class B Shares does not always make them preferable to Class A Shares. However, smaller investment amounts Class B Shares may produce a higher total return over time than Class A Shares.

The following are some of the main differences among Class A Shares, Class B Shares and Trust Shares:

Class A Shares

•	Front-end sales charges (except Money Market Funds), as described below under “Sales Charges.”

•	Distribution (Rule 12b-1) fees of 0.25% of a Fund’s average daily net assets.

•	A non-Rule 12b-1 shareholder servicing fee of 0.25% of a Fund’s average daily net assets (except for the Asset Allocation Funds).

Class B Shares

•	No front-end sales charge.

•	Distribution (Rule 12b-1) fees of 0.75% of a Fund’s average daily net assets.

•	A non-Rule 12b-1 shareholder servicing fee of 0.25% of a Fund’s average daily net assets.

•	A contingent deferred sales charge, as described below.

•	Automatic conversion to Class A Shares at the end of eight years, thus reducing future annual expenses. (See “Purchasing Shares — Class B Shares Conversion Feature” below.)

Trust Shares

•	No sales charges.

•	No Distribution (Rule 12b-1) fees.

•	A non-Rule 12b-1 shareholder servicing fee of 0.25% of a Fund’s average daily net assets.

•	Available only to fiduciary, advisory, agency, correspondent banks and the Asset Allocation Funds.

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Shareholder Information

For the actual past expenses of each share class, see the individual Fund profiles earlier in this Prospectus.

Because Rule 12b-1 fees are paid on an ongoing basis, Class B shareholders could end up paying more expenses over the long term than if they had paid a sales charge on their initial investment.

The Huntington Money Market Fund offers Interfund Shares, which have their own expense structures. Interfund Shares are available only for purchase by the Funds.

For purchases of $100,000 or more on the Short/Intermediate Fixed Income Securities Fund and $1 million or more on the Equity Funds, Asset Allocation Funds and all the other Income Funds, the sales charge for Class A Shares is waived. As a result, if you are making an initial investment of these larger amounts, the lower operating expenses of Class A Shares may make them a better choice for you than Class B Shares. Even investments of lower amounts may make Class A Shares a better choice over time.

Distribution of the Funds

Unified Financial Securities, Inc. (“Distributor”), whose address is P.O. Box 6110, Indianapolis, IN 46206-6110, is the Distributor of the Funds offered by this Prospectus. The Distributor is a wholly-owned subsidiary of Huntington Bancshares Incorporated (“HBI”).

In connection with the sale of Class A Shares, the Distributor collects the applicable sales charge and, if the sale is made through a registered broker-dealer, generally pays a portion of this charge (known as the “dealer reallowance”) to selling broker-dealers that are eligible to receive it. The Distributor retains any portion not paid to a broker-dealer. The Distributor is responsible for collecting applicable contingent deferred sales charges in connection with the redemption of Class A Shares and Class B Shares. The Distributor will cause these charges to be paid to a designated agent, which may include the Advisor and its affiliates, and other investment professionals for advancing any sales commissions on the sale of Class A Shares or Class B Shares. See the “Sales Charges” section for the Dealer Reallowance Schedule.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it, including amounts made available by the Distributor, Advisor and their affiliates out of their reasonable resources and profits. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

Shareholder Servicing Fees

The Funds may pay Shareholder Services Fees up to 0.25% of the average daily NAV of Class A Shares (except Asset Allocation Funds), Class B Shares and Trust Shares to financial intermediaries for providing shareholder assistance, maintaining shareholder accounts and communicating or facilitating purchases and redemptions of Shares.

Intermediaries that receive Shareholder Services Fee may include a company affiliated with the management of the Distributor.

Distribution Plan (Rule 12b-1 Fees)

The Funds have adopted a Rule 12b-1 Plan on behalf of Class A Shares and Class B Shares, which allows them to pay fees to financial intermediaries (which may be paid through the Distributor) for the sale and distribution of these Shares. These fees may also be paid to the Distributor, the Advisor and their affiliates. The Funds may waive or reduce the maximum amount of Rule 12b-1 fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including the Distributor, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they may be entitled. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees. From time to time, the Distributor may pay out of its reasonable profits and other resources (including those of its affiliates) advertising, marketing and other expenses for the benefit of the Funds.

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Shareholder Information

For each of the Funds offered by this Prospectus, the maximum Rule 12b-1 fee is 0.25% of the applicable Fund’s Class A Shares average daily net assets and 0.75% of the applicable Fund’s Class B Shares average daily net assets. Financial institutions that receive advanced commissions on the sale of Class B Shares will not be paid a Rule 12b-1 fee since those fees are collected by the Distributor to pay for financing the advanced commission.

Additional Payments To Financial Intermediaries

The Distributor, the Advisor and their affiliates may pay out of their own profits and reasonable resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediaries or their employees or associated persons to recommend or sell Shares of the Fund to you. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ Prospectus because they are not paid by the Funds.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or shareholder service fees arrangement. You can ask your financial intermediary for information about any payments it receives from the Distributor, the Advisor, their affiliates, or the Funds and any services the financial intermediary provides. The Funds’ SAI contains additional information on the types of additional payments that may be paid.

Sales Charges

Purchases of Class A Shares of any of the Funds except the Money Market Funds are subject to front-end sales charges.

Equity Funds and Asset Allocation Funds

Amount of Transaction*	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of Net Amount Invested	Dealer Reallowance
$0-$49,999	4.75%	4.99%	4.25%
$50,000-$99,999	3.75%	3.90%	3.25%
$100,000-$249,999	3.00%	3.09%	2.50%
$250,000-$499,999	2.50%	2.56%	2.00%
$500,000-$749,999	2.00%	2.04%	1.50%
$750,000-$999,999	1.25%	1.27%	1.00%
$1,000,000 and Over	0.00%**	0.00%**	0.00%

Income Funds (except Short/Intermediate Fixed Income Securities Fund)

Amount of Transaction*	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of Net Amount Invested	Dealer Reallowance
$0-$49,999	3.75%	3.90%	3.25%
$50,000-$99,999	2.75%	2.83%	2.25%
$100,000-$249,999	2.00%	2.04%	1.50%
$250,000-$499,999	1.50%	1.52%	1.00%
$500,000-$749,999	1.00%	1.01%	0.75%
$750,000-$999,999	0.75%	0.76%	0.50%
$1,000,000 and Over	0.00%**	0.00%**	0.00%

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Shareholder Information

Short/Intermediate Fixed Income Securities Fund

Amount of Transaction*	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of Net Amount Invested	Dealer Reallowance
$0-$99,999	1.50%	1.52%	1.35%
$100,000 and Over	0.00%	0.00%	0.00%

*	As noted below, for purposes of calculating the “Amount of Transaction,” you may include the current value of Class B Shares of Equity and Income Funds owned provided you notify the Distributor or the financial intermediary through whom you are making the purchase.
**	A contingent deferred sales charge of 1.00% of the redemption amount applies to Class A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

Other Quantity Discounts, Reductions and Waivers

Other quantity discounts, reductions and waivers may also apply in certain special situations described below. In order to verify your eligibility for these discounts, reductions and waivers, you may need to provide the Trust or your investment professional with certain information, including account statements and records that reflect any investments by you, your spouse, or your children under 21 in the Funds. If you or your investment professional think you qualify, please notify the Trust by calling (800) 253-0412. If the Distributor is notified of your eligibility, it will reduce or eliminate the sales charge, as applicable, once it confirms your qualification. If the Distributor is not notified, you will receive the discount or waivers only on subsequent purchases for which the Distributor is notified, and not retroactively on past purchases. The sales charges applicable to the Shares offered in this Prospectus, and the break point discounts offered with respect to such Shares, are described in full in this Prospectus. Because the Prospectus is available on the Huntington Funds’ website free of charge, Huntington does not disclose this information separately on the website.

No sales charges will apply to purchases of Class A Shares made:

•	Through an investment professional that does not accept a sales commission from the Distributor

•	Through the automatic reinvestment of dividends and capital gains distributions

•	By current and former/retired Trustees and officers of the Trust, their spouses and immediate family members

•

By current officers, directors and employees of HBI or its subsidiaries, their spouses and immediate family members and by current employees of other financial institutions with which HBI or its subsidiary has entered into definitive merger agreements (“Current Employees”)

•	By retired officers and employees of HBI or its subsidiaries and their spouses

•	By participants in certain financial services programs offered by HBI subsidiaries

•	By members of certain affinity groups which have entered into arrangements with the Advisor or the Distributor

•	By investors who have sold an equal or greater amount of Shares of an Equity, Income or Asset Allocation Fund within the last 60 days (not available more than once)

Reduced sales charges on Class A Shares (based on the quantity discounts noted above) will apply to purchases made:

•

By investors whose multiple investments over time in Class A Shares and/or Class B Shares of any Equity, Income or Asset Allocation Fund have a total current market value subject to a quantity discount

•

By investors whose investments over time in Class A Shares and/or Class B Shares of any Equity, Income or Asset Allocation Fund plus investments by their spouse and children under 21 made over time in Class A Shares and/or Class B Shares of any Equity, Income or Asset Allocation Fund at the same time, have a total current market value subject to a quantity discount

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Shareholder Information

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By investors who sign a letter of intent to invest at least $100,000 in the Short/Intermediate Fixed Income Securities Fund, or $50,000 in the Equity Funds, Asset Allocation Funds or other Income Funds within a 13-month period*

•

By investors whose investments in Class A Shares and/or Class B Shares of multiple Equity, Income and/or Asset Allocation Funds at the same time have a total current market value subject to a quantity discount

•

By trustees or fiduciaries whose investments in Class A Shares and/or Class B Shares of Equity, Income and/or Asset Allocation Funds on behalf of a single trust estate or fiduciary account have a total current market value subject to a quantity discount

Reduced sales charges on Class A Shares (based on the quantity discounts noted above) will also apply to purchases made through Huntington Investment Company:

•

By investors whose multiple investments over time in Class A Shares and/or Class B Shares of any Equity, Income or Asset Allocation Fund, and/or whose multiple investments over time in shares of any other mutual fund(s) (i.e., non-Huntington Funds) which were subject to a sales load, have a total value** subject to a quantity discount as set forth in the tables above

•

By investors whose investments over time in Class A Shares and/or Class B Shares of any Equity, Income or Asset Allocation Fund and/or shares of any other mutual fund(s) (i.e., non-Huntington Funds) which were subject to a sales load, plus investments by their spouse and children under 21 made over time in Class A Shares and/or Class B Shares of any Equity, Income or Asset Allocation Fund and/or shares of any other mutual fund(s) (i.e., non-Huntington Funds) which were subject to a sales load, at the same time, have a total value** subject to a quantity discount as set forth in the tables above

•

By investors whose investments in Class A Shares and/or Class B Shares of multiple Equity, Income, Asset Allocation Funds and/or other mutual fund(s) (i.e., non-Huntington Funds) subject to a sales load, at the same time have a total value** subject to a quantity discount as set forth in the tables above

•

By trustees or fiduciaries whose investments in Class A Shares and/or Class B Shares of Equity, Income, Asset Allocation Funds and/or other mutual fund(s) (i.e., non-Huntington Funds) subject to a sales load, on behalf of a single trust estate or fiduciary account have a total value** subject to a quantity discount as set forth in the tables above.

With respect to reduced sales charges which apply to aggregated purchases as noted above, purchases through multiple intermediaries or Individual Retirement Accounts (which do not include employer-sponsored retirement plans) may be aggregated to achieve a sales charge discount or waiver.

*Letter of Intent. An investor may sign a letter of intent to purchase within a 13-month period the minimum amount of Class A Shares in any Equity, Income or Asset Allocation Fund required to be eligible for the applicable sales charge reduction on each purchase over the 13-month period. Until the investor reaches the necessary threshold, the Trust will hold up to 4.75% of the Shares in escrow. Reinvested dividends will not be included in calculating an investor’s fulfillment of his/her letter of intent.

The Shares held in escrow will be released to the investor’s account at the end of the 13-month period unless the amount specified in the Letter of Intent is not purchased.

A Letter of Intent will not obligate the investor to purchase Class A Shares, but if he or she does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. The Letter of Intent may be dated as of a prior date to include any purchases made within the past 90 days.

**For purposes of the above, and where noted with **, holdings in Equity, Income and Asset Allocation Funds and holdings in other mutual fund(s) (i.e., non-Huntington Funds) will be valued at current market value.

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Shareholder Information

Contingent Deferred Sales Charges

Purchases of Class B Shares are not subject to any front-end sales charges; however, you will be assessed a contingent deferred sales charge (CDSC) when you redeem Class B Shares, based on the amount of time you have held those Shares as follows:

Year of Redemption (based on purchase date)	All Funds
Year 1	5.00%
Year 2	4.00%
Year 3	3.00%
Year 4	3.00%
Year 5	2.00%
Year 6	1.00%
Year 7 or later	0.00%

For each redemption, we will first redeem Shares which are not subject to CDSCs, if any, and then Shares which you have held for the longest period of time. The applicable CDSC will then be charged on the lesser of current market value or the original cost of the Class B Shares being redeemed.

No CDSC will apply to redemptions of Shares:

•	Acquired through dividend or capital gains reinvestments.

•

Redeemed in order to meet Internal Revenue Code minimum required distributions from Individual Retirement Accounts (IRAs) redeemed following the death of the shareholder in whose name such Shares are held.

•	Representing minimum required distributions from an IRA or other retirement plan to a shareholder who has attained the age of 70 1/2.

•	Upon the death of the last surviving shareholder of the account. The beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder of the account.

•

Withdrawn under the Fund’s systematic withdrawal plan but limited to 10% or less of your account value in a single year, so long as the Distributor is given prior notice of the applicability of this CDSC waiver. In measuring this redemption percentage, your account is valued when you establish the systematic withdrawal plan and then annually at calendar year end.

Pricing Shares

The price at which the Funds will offer or redeem Shares is the NAV per Share next determined after the order is considered received, subject to any applicable front-end sales charge or CDSCs. Consult your investment professional to determine if there are additional fees or charges that are separately assessed when purchasing, exchanging or redeeming Shares.

The Trust calculates NAV for each of the Funds (other than the Money Market Funds) by valuing securities held based on market value. The Trust attempts to stabilize the NAV per share for each of the Money Market Funds at $1.00 per share by valuing its portfolio securities using the amortized cost method.

In computing NAV for the Funds (except the Asset Allocation Funds), current market value is used to value portfolio securities with respect to which market quotations are readily available. The NAV of the Asset Allocation Funds is computed based upon the share prices of the Underlying Funds in which the Asset Allocation Funds invest; and the prices of those shares are determined by the current market value of the portfolio securities held by the Underlying Funds. Pursuant to Trustee-approved policies, the Funds rely on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Foreign securities are subject to modification based on significant events, as described below.

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Shareholder Information

U.S. government obligations held by the Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. Except as noted above, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the NYSE (generally 4:00 p.m., Eastern Time) on the day the value of the foreign security is determined. Option contracts are generally valued at the mean of the bid and asked price as reported on the highest volume exchange (in terms of the number of option contracts traded for that issue) on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV.

Under certain circumstances, a good faith determination of the fair value of a security or option may be used instead of its current market value, even if the security’s market price is readily available. In such situations, the Trust’s sub-financial administrator may request that the Trust’s Pricing Committee, as described herein, make its own fair value determination.

Securities for which market quotations are not readily available are valued at their “fair value.” In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security at issue (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. The final good faith fair valuation of a security is based on an analysis of those factors deemed relevant to the security valuation at issue. With respect to certain narrow categories of securities, the Pricing Committee’s procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.

The Funds may use the fair value of a security to calculate NAV when a market price is not readily available, such as when: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Funds’ Advisor determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the New York Stock Exchange (“NYSE”), which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV in advance of the time when the NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between

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Shareholder Information

the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. Since the International Equity Fund invests primarily in foreign securities, it is most likely to be affected by this fair valuation methodology. Since the Situs Fund, the Real Strategies Fund, the Technical Opportunities Fund and certain of the Asset Allocation Funds’ Underlying Funds may invest some of their assets in foreign securities, these Funds also may be affected, although to a lesser extent.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

The Trust calculates the NAV per share for each of the Funds (other than the Money Market Funds) as of the close of regular trading of the NYSE (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. The Trust calculates the NAV per share for each Money Market Fund as follows: at 10:30 a.m. Eastern Time for the Ohio Municipal Money Market Fund and the Tax-Free Money Market Fund; and at 1:00 p.m. Eastern Time for the Money Market Fund and the U.S. Treasury Money Market Fund.

In addition, the Money Market Funds reserve the right to allow the purchase, redemption, and exchange of Shares on any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Money Market Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day, to the time of such closing. Please call the Trust at (800) 253-0412, if you have any questions about purchasing Shares.

The Funds are open for business on any day the NYSE is open.

Purchasing Shares

You may purchase Shares of the Money Market Funds on any business day when the Federal Reserve Bank and the NYSE are open, and as discussed under “Pricing Shares” above. You may purchase Shares of all the Income Funds, Equity Funds and Asset Allocation Funds on any day the NYSE is open. In connection with the sale of a Fund’s Shares, the Distributor or its affiliates may from time to time offer certain items of nominal value to any shareholder.

What Shares Cost

Money Market Funds

Your purchase order is priced at the next NAV calculated after your order is received by the Trust or its designated agent. With regard to investments in the Money Market Fund or the U.S. Treasury Money Market Fund, if your order is received by a Fund or its designated agent before 1:00 p.m. (Eastern Time) and the Fund receives payment in federal funds by the close of the Federal Reserve wire system, you will begin earning dividends that day. With regard to investments in the Ohio Municipal Money Market Fund and the Tax-Free Money Market Fund, if your order is received by the Fund or its designated agent before 10:30 a.m. (Eastern Time) and the Fund receives payment in federal funds by the close of the Federal Reserve wire system, you will begin earning dividends that day. Investments in the money market funds made by check, Automated Clearing House (“ACH”) or Systematic Investment Program (“SIP”) will begin earning dividends when the payment is converted to federal funds (normally the next business day).

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Shareholder Information

All Other Funds

Your purchase order for Class A Shares and Trust Shares is priced at the next NAV calculated after your order is received by the Fund or its designated agent, plus any applicable sales charge. Your purchase order for Class B Shares is priced simply at its next NAV calculated after your order is received by the Funds or their designated agent.

In order to purchase Fund Shares (other than the Money Market Funds) on a particular day, the Funds must receive payment in good federal funds within three (3) business days.

Notes About Purchases

The Trust reserves the right to suspend the sale of Fund Shares temporarily and the right to refuse any order to purchase Fund Shares.

If the Trust receives insufficient payment for a purchase, or the Trust does not receive payment within three (3) business days, or your check does not clear, it may cancel the purchase and you may be liable for any losses to the Funds. In addition, you will be liable for any losses or fees incurred by the Funds or their transfer agent in connection with the transaction.

The Funds may limit the amount of purchases and refuse to sell Shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Funds. If you are already a shareholder, the Funds can redeem shares from any identically registered account in the Funds as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Funds. Checks must be made payable to the Funds in U.S. dollars and drawn on a U.S. bank. The Funds and their servicing agent reserve the right to refuse any specific purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier’s checks and bank official checks may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired). Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee must utilize a New Technology Medallion stamp, generally available from the bank where you maintain a checking or savings account.

Class B Shares Conversion Feature

Once you hold Class B Shares for eight years, they will automatically convert tax-free into Class A Shares of the same Fund at the end-of-the-month-processing, in the 12th month of the eighth year. After the conversion, you will have the same dollar value investment, although you may have more or less shares due to differences in the NAVs of Class A Shares and Class B Shares.

Class A Shares carry lower distribution (Rule 12b-1) fees than Class B Shares. Although Class A Shares also carry a front-end sales charge, you will not incur any sales charges upon conversion.

How to Buy Shares

1.	Minimum investment requirements

Class A Shares or Class B Shares:

•	$1,000 for initial investments outside the SIP ($100 for Current Employees)

•	$50 for initial investments through the SIP ($25 for Current Employees)

•	$50 for subsequent investments

Trust Shares:

•	$1,000 for initial investments outside the SIP

•	$500 for subsequent investments

•	$50 for initial and subsequent investment through the SIP

2.	Call

•	The Huntington Funds at (800) 253-0412

•	Your Investment Professional

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Shareholder Information

3.	Make payment

•	By check payable to the applicable Fund and Share class (e.g., Huntington Dividend Capture Fund — Class B Shares) to:

The Huntington Funds

P.O. Box 6110

Indianapolis, IN 46206-6110

Note: Checks must be made payable to the Huntington Funds. Third party checks will not be accepted.

(The Trust will treat your order as having been received once the Trust receives your check.) OR

•	By Federal funds wire to:

Huntington National Bank NA

ABA #044000024

Huntington Fund

Account #01892228947

Shareholder Name

Shareholder Account Number

(The Trust will treat your order as having been received immediately upon receipt by its transfer agent)

OR

•	By check or Federal funds wire

•	Through the SIP (Once you become a participant in the SIP, your investments will be made automatically at your requested intervals)

Other methods of acceptable payment are discussed in the SAI.

Redemption in Kind

Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

Systematic Investment Program (“SIP”)

You may invest on a regular basis in Shares of one or more Funds through the SIP. To participate, you must open an account with the Trust by calling (800) 253-0412, request and complete an application, and invest at least $50 at periodic intervals ($25 for Current Employees). Minimum initial and subsequent investment requirements may be different for accounts with your investment professional.

Once you have signed up for the SIP, the Trust will automatically withdraw money from your bank account and invest it, subject to any applicable sales charges, in Class A Shares or Class B Shares of the Fund or Funds you specify. Purchases of Class A Shares through the SIP will be assessed the applicable sales charge. Your participation in the SIP may be canceled if you do not maintain sufficient funds in your bank account to pay for your investment.

Exchanging Shares

Money Market Funds

On any business day when the Federal Reserve Bank and the NYSE are open, you may exchange Shares of any Fund for the same class of Shares of any other Fund offering such Shares and as discussed under “Pricing Shares.”

All Other Funds

On any business day when the NYSE is open, you may exchange Shares of all other Funds for the same class of Shares of any other Huntington Fund offering such Shares. Additionally, The Huntington National Bank will be permitted to exchange Trust Shares of all other Funds for Class A Shares of the Asset Allocation Funds, without incurring a sales charge.

Additional Information

In order to exchange Shares of a Fund on a particular day, the Fund or its designated agent must receive your request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) that day.

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Shareholder Information

The Trust may terminate or modify the exchange privilege at any time. In the case of termination or material changes other than the elimination of applicable sales charges, you will be given 60 days prior notice. However, the Fund’s management or Advisor may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Funds. (See “Frequent Trading Policies”)

An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, you may realize a short or long-term capital gain or loss. In addition, if you exchange shares of a Fund that imposes a sales charge into another Fund that imposes such a charge, there may be special tax consequences.

The SAI contains more information about exchanges.

Exchanging Class A Shares

For Class A Shares, the Trust makes exchanges at NAV (determined after the order is considered received), plus any applicable sales charges.

Exchange Out Of	Exchange Into	Sales Charge
Any Money Market Fund	Any Money Market Fund	NO
Any Money Market Fund	Any Equity or Income Fund	YES—See “Sales Charges”
Any Equity, Asset Allocation or Income Fund	Any Money Market, Equity, Asset Allocation or Income Fund	NO

Exchanging Class B Shares

For Class B Shares, the Trust makes exchanges at NAV (determined after the order is considered received) without assessing any CDSC at the time of exchange.

Once you make an exchange, the Trust carries over the holding period of your exchanged Class B Shares to your new Class B Shares for purposes of calculating any CDSC upon redemption.

Exchanging Trust Shares

For Trust Shares, the Trust makes exchanges at NAV (determined after the order is considered received) without a sales charge.

In addition, the Huntington National Bank will be permitted to exchange Trust Shares of all funds for Class A Shares of its Asset Allocation Funds (Huntington Balanced Allocation Fund, Huntington Conservative Allocation Fund and Huntington Growth Allocation Fund), without incurring a sales charge.

How to Exchange Shares

1.	Satisfy the minimum account balance requirements

•	You must maintain the required minimum account balance in the Fund out of which you are exchanging shares.

2.	Call (You must have completed the appropriate section on your account application)

•	The Huntington Funds at (800) 253-0412

•	Your Investment Professional

OR

Write

•	The Huntington Funds P.O. Box 6110 Indianapolis, IN 46206-6110

3.	Provide the required information

•	Name of the Fund from which you wish to make the exchange (exchange OUT OF)

•	Specify the share class

•	Your account number

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Shareholder Information

•	The name and address on your account (account registrations must be identical)

•	The dollar amount or number of Shares to be exchanged

•	Name of the Fund into which you wish to make the exchange (exchange INTO) — (Make sure this Fund offers the applicable class of shares)

•	Your signature (for written requests)

(For corporations, executors, administrators, trustees and guardians, and in certain other special circumstances, telephone exchanges will not be available and you will need a New Technology Medallion Signature Guarantee in order to make an exchange.)

Redeeming Shares

Money Market Funds

You may redeem Shares of the Money Market Funds on any business day when the Federal Reserve Bank and the NYSE are open, and as discussed under “Pricing Shares” above.

All Other Funds

You may redeem Shares of all other Funds on any business day when the NYSE is open.

How to Redeem Shares

1.	Call (You must have completed the appropriate section on your account application)

•	The Huntington Funds at (800) 253-0412

•	Your Investment Professional

OR

Write

•	The Huntington Funds P.O. Box 6110 Indianapolis, IN 46206-6110

OR

Write a Check (Class A Shares of the Money Market Funds Only)

•	In an amount of at least $250 from your applicable Money Market Fund’s account (You may not use a check to close an account.) See “Checkwriting” below for more information.

2.	Provide the required information

•	The name of the Fund from which you wish to redeem Shares

•	Specify the share class

•	Your account number

•	The name and address on your account

•	Your bank’s wire transfer information (for wire transfers)

•	The dollar amount or number of Shares you wish to redeem

•	Your signature (for written requests)

(If you request a redemption of over $50,000, request any redemption to be sent to an address other than the address on record with the Trust, or request any redemption to be paid to a person or persons other than the shareholder(s) of record, you will need a New Technology Medallion Signature Guarantee in order to redeem.)

Note: Proceeds from the redemption of Shares purchased by check, ACH, or SIP will be delayed until the purchase has cleared, which may take up to ten business days.

Additional Information

In order to redeem Shares of the Income Funds, Equity Funds or Asset Allocation Funds on a particular day, the Fund or its designated agent must receive your request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).

For shareholders who request redemptions prior to 1:00 p.m. (Eastern Time) for the Money Market Fund and the U.S. Treasury Money Market Fund and prior to 10:30 a.m. (Eastern Time) for the Ohio Municipal

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Shareholder Information

Money Market Fund and the Tax-Free Money Market Fund, usually the proceeds will be wired on the same day or a check will be mailed on the following business day. In addition, you will not receive dividends declared on the day of the redemption. For shareholders of Money Market Funds who request redemptions after the cut-off times mentioned above and for shareholders of the Income Funds, Equity Funds or Asset Allocation Funds, usually proceeds will be wired or a check will be mailed the following business day after NAV is next determined, in which case you will be entitled to receive dividends declared on the day of redemption. Proceeds are wired to an account previously designated in writing by the shareholder at any domestic commercial bank which is a member of the Federal Reserve System. Proceeds to be paid by check are sent to the shareholder’s address of record.

Redemption in Kind

Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

Systematic Withdrawal Program

You may choose to receive periodic payments from redemptions of Shares, subject to any applicable CDSCs, of one or more Funds you hold through the Systematic Withdrawal Program. To participate, you must have an account balance with the Trust of at least $10,000. Once you have signed up for the Systematic Withdrawal Program by calling the Trust or your investment professional, the Trust will automatically redeem Shares from your account and electronically send the proceeds to the bank account you specify.

Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Class A Shares using this program.

Telephone Transactions

If you authorized telephone transactions by completing the appropriate paperwork with the Funds and your investment professional, you are eligible to call to redeem or exchange Shares. Your telephone instructions may be recorded to verify that the Fund, its transfer agent and/or your investment professional follows reasonable procedures. Otherwise, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

Checkwriting (Class A Shares of the Money Market Funds Only)

You may request checks to redeem your Fund Shares. Please request and complete an application for checkwriting. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

Redemption of Accounts with Balances Under $1,000

Due to the high cost of maintaining accounts with low balances, if your account balance in any one Fund falls below $1,000, the Trust may choose to redeem those Shares, subject to any applicable CDSCs, and close that account without your consent. The Trust will not close any account which is held through a retirement plan or any account whose value falls below $1,000 as a result of changes in a Fund’s NAV. If the Trust plans to close your account, it will notify you and provide you with 30 days to add to your account balance.

Other Information

To the extent permitted by federal securities laws, the Trust reserves the right to suspend the redemption of Shares of any of the Funds temporarily under extraordinary market conditions such as market closures or suspension of trading by the SEC. The Trust also reserves the right to postpone payment for more than seven days where payment for Shares to be redeemed has not yet cleared.

Frequent Trading Policies

Frequent or short-term trading into and out of a Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt a Fund’s investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs, and affect the timing and amount of taxable gains distributed by the Fund. Investors

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Shareholder Information

engaged in such trading may also seek to profit by anticipating changes in a Fund’s NAV in advance of the time as of which NAV is calculated or through an overall strategy to buy and sell Shares in response to incremental changes in a Fund’s NAV.

The Trustees have approved policies and procedures intended to discourage excessive, frequent or short-term trading of the Funds’ Shares. The Funds’ fair valuation procedures are intended in part to discourage short-term trading strategies by reducing the potential for these strategies to succeed. See “Pricing Shares.” The Funds also monitor trading in Shares in an effort to identify disruptive trading activity. The Funds monitor trades where there is a purchase and redemption or exchange in excess of a certain amount into and out of the Funds within a period of 45 days. The Funds may also monitor trades into and out of the Funds over periods longer than 45 days. Whether or not the specific monitoring limits are exceeded, the Funds’ management or Advisor may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Funds and other shareholders and may preclude the shareholder from making further purchases or exchanges of Shares. The Funds’ management and Advisor may also take action to limit or suspend further trading by a financial intermediary if it is deemed to be engaged in excessive trading and/or does not cooperate satisfactorily with requests for details about trading activity. No matter how the Funds define their limits on frequent trading of Shares, other purchases and sales of Shares may have adverse effects on the management of a Fund’s portfolio and its performance. Also, it is possible that frequent trading may occur in the Funds without being identified because certain investors may seek to hide their identity or trading activity, or there may be operational or technical limitations that limit the Funds’ ability to monitor and restrict frequent trading.

The Funds’ objective is that their restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Funds anticipate that limitations on their ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these reductions may not be able to be applied uniformly in all cases.

The Advisor will provide to the Trustees, at least quarterly, a report of all potential occurrences which were detected during the preceding quarter, and a description of any action taken with respect thereto.

Because the Asset Allocation Funds invest exclusively in Shares of the Underlying Funds, the policy and procedures set forth herein relating to frequent trading restrictions will not apply to the Asset Allocation Funds’ purchases and sales of the Underlying Funds. The Asset Allocation Funds will impose the same frequent trading restrictions as the Underlying Funds at their shareholder level. In addition, allocation changes of each Asset Allocation Fund are monitored, and the managers of the Underlying Fund are required to determine that there is no material adverse impact on the Underlying Fund or its shareholders. The intent of this exception is to allow the manager of each Asset Allocation Fund to accommodate cash flows that result from purchases and sales by shareholders of the Asset Allocation Funds, and to reallocate portfolio investments of the Asset Allocation Funds among various Underlying Funds in accordance with the investment objectives of the Asset Allocation Fund where the aggregate of such trades would otherwise exceed the monitoring limits. Nevertheless, as with any trading in Fund Shares, purchases and redemptions of Underlying Fund Shares by an Asset Allocation Fund could adversely affect the management of an Underlying Fund’s portfolio and its performance.

Money Market Funds

Given the short-term nature of the Money Market Funds’ investments and their use of the amortized cost method for calculating the NAV of Money Market Fund Shares, the Funds do not anticipate that, in the normal case, frequent or short-term trading into and out of the Money Market Funds will have significant adverse consequences for the Money Market Funds and their shareholders. For this reason and because the Money Market Funds are intended to be used as liquid short-term investments, the Funds’ policies or procedures to discourage frequent or short-term trading do not apply to the Money Market Funds’ Shares. However, the Money Market Funds may limit or terminate the availability of purchases or exchanges to a shareholder and may bar the shareholder from purchasing or exchanging Shares of the Money Market Funds and other non-Money Market Funds if the Funds’ management or Advisor determines from the

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Shareholder Information

amount, frequency or pattern of purchases and redemptions or exchanges that the shareholder is engaged in excessive trading that is or could be detrimental to the non-Money Market Funds and their shareholders.

Portfolio Holdings Information

You can access certain portfolio composition information concerning each Fund’s portfolio holdings in the “Fund Fact Sheets” option under the “Fund Shareholders” or “Prospective Investors” pages of the Huntington Funds website at www.huntingtonfunds.com. This information is prepared as of the end of the month for the Asset Allocation Funds, and as of the end of each quarter for the remaining Funds. It is posted on the website approximately 30 days after the end of the month or quarter, as applicable, and remains there until replaced by the information for the succeeding period. The portfolio composition information may include the following types of information, but is subject to change: identification of the Funds’ top 25 or full holdings, and percentage breakdowns of the portfolio holdings by sector, credit quality, and/or country, as applicable.

In addition, the Funds’ Annual and Semi-Annual reports contain complete listings of the Funds’ portfolio holdings as of the end of the Funds’ second and fourth fiscal quarters. You may obtain copies at www.huntingtonfunds.com or by calling 1-800-253-0412. Each Fund also prepares a report on Form N-Q of its portfolio holdings as of the end of the Funds’ first and third fiscal quarters. Each of these fiscal quarter reports contains complete listings of each Fund’s portfolio holdings and is filed with the SEC within 60 days of the end of the reporting period at the SEC’s website at www.sec.gov, or you may request a copy by calling the Huntington Funds at 1-800-253-0412. These reports on Form N-Q and the Funds’ Annual and Semi-Annual reports are also posted on the Funds’ website at www.huntingtonfunds.com.

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More About the Huntington Funds

Management of the Trust

The Trustees of the Trust are responsible for generally overseeing the conduct of each Fund’s business. The Advisor, whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43215, serves as investment advisor to the Funds pursuant to investment advisory agreements with the Trust.

Investment Advisor

Subject to the supervision of the Trustees, Huntington Asset Advisors, Inc. (“the Advisor”) provides a continuous investment program for the Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Funds.

The Advisor, a separate, wholly owned subsidiary of Huntington Bank, is the investment advisor to the Huntington Funds. As of December 31, 2009, the Advisor had assets under management of $3.2 billion. The Advisor (and its predecessor) has served as investment advisor to the Funds since 1987.

Huntington Bank is a direct, wholly-owned subsidiary of Huntington Bancshares Incorporated, a Maryland corporation with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43215. As of December 31, 2009, Huntington Bank had assets of $53 billion.

The Advisor has designated the following as Portfolio Managers for the Funds. Included is their business experience for the last five years.

Paula Jurcenko has served as the Portfolio Manager of each of the Asset Allocation Funds since 2009. Ms. Jurcenko joined Huntington Bank in 1989 and serves as Senior Vice President and Director of Product Management of Huntington Bank’s Investment Management Division. She has served in various business capacities during her tenure with Huntington Bank, including Director of Product Management for Huntington Investment Company. Ms. Jurcenko has served in her current role since 2001 and has been an active member of the Funds’ Investment Policy Committee since that time. Ms. Jurcenko has developed a broad array of investment proprietary products including mutual funds, variable annuities, managed accounts, separate accounts and mutual fund wraps. She holds FINRA licenses Series 7 and Series 24. Ms. Jurcenko received her Bachelor’s Degree and Master’s of Business Administration from The Ohio State University.

Kirk Mentzer and B. Randolph Bateman are jointly and primarily responsible for the day-to-day management of the Dividend Capture Fund. Mr. Mentzer is responsible for research, security selection and construction of the Dividend Capture Fund’s portfolio. Mr. Bateman collaborates with Mr. Mentzer on making tactical changes in the strategic direction of the Dividend Capture Fund, and he monitors the portfolio’s daily transactions.

Mr. Mentzer has served as a Co-Portfolio Manager of the Dividend Capture Fund since 2001 and Portfolio Manager of the Fixed Income Securities Fund since 2000. He is Senior Vice President and Director of Investment Research of the Advisor. Mr. Mentzer joined Huntington Bank in 2000 and serves as Senior Vice President. Mr. Mentzer has been a Portfolio Manager since 2000 and from 2000 to 2001 he was Director of Fixed Income Investments. He became Director of Investment Research in 2001. He served as Vice President of Firstar Investment Research & Management Co. from 1989 through 2000 and managed Firstar’s Strategic Income and U.S. Government funds from 1999 to 2000. Mr. Mentzer received his M.B.A. from Xavier University.

Mr. Bateman has served as a Co-Portfolio Manager of the Dividend Capture Fund since 2001 and Portfolio Manager of the Situs Fund since 2002. He has also served as Portfolio Manager of the Macro 100 Fund since September 2008. Mr. Bateman is President and Chief Investment Officer of the Advisor. He joined Huntington Bank in 2000 as Chief Investment Officer. Mr. Bateman served as Senior Vice President of Star Bank from 1988 through 2000. Mr. Bateman is a Chartered Financial Analyst. He received his Bachelor’s Degree from North Carolina State University.

Paul Attwood has served as Portfolio Manager for the Global Select Markets Fund since the Fund’s inception. He joined Huntington in 2002 and is a Vice President of the Advisor. Prior to joining the Advisor, Mr. Attwood was a Senior Research Analyst and Portfolio Manager with Haberer Investment Advisor, a division of Huntington Private Financial Group. He has over 15 years of experience in the financial services industry. Mr. Attwood received his bachelor’s degree from the University of Cincinnati. He is a Chartered Financial Analyst.

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Herb Chen has served as Portfolio Manager for the Growth Fund since 2010. He is Senior Vice President of the Advisor. Mr. Chen joined The Huntington National Bank in 2009 as Region Manager in the Private Financial Group. He has been responsible for the investment management of financial assets for individuals and charitable foundations. Mr. Chen received his Bachelor’s degree in Finance and Management Information Systems from Carnegie Mellon University and received his M.B.A. from New York University Stern Business School.

Craig J. Hardy has served as a Portfolio Manager of the Income Equity Fund since 2003. He is Vice President of the Advisor. Mr. Hardy joined Huntington Bank in 1998 as a Vice President and is a member of its Investment Policy Committee. Mr. Hardy is a Chartered Financial Analyst. He received his Bachelor’s degree in Economics from Princeton University and received his M.B.A. from Case Western Reserve University.

Madelynn M. Matlock has served as the Portfolio Manager of the International Equity Fund since 2002. She is Senior Vice President of the Advisor. Ms. Matlock joined Huntington Bank in 2002 and serves as Senior Vice President and Director of International Investments. She served as Director of Research and Director of International Investment for Bartlett & Co. from 1981 through 2001. Ms. Matlock is a Chartered Financial Analyst, and received her Bachelor’s Degree and M.B.A. in Finance from the University of Cincinnati.

Chad Oviatt has served as Portfolio Manager for the Macro 100 Fund since 2010. He is Vice President of the Advisor. Mr. Oviatt joined Huntington in 2006 and is Vice President and Director of Open Architecture for Huntington Private Financial Group. He served as a Financial Advisor with Merrill Lynch from 2004 through 2006. Mr. Oviatt received his Bachelor’s degree from Mount Union College.

Kathy Stylarek has served as the Portfolio Manager of the Ohio Tax-Free Fund since 2001. She is Vice President of the Advisor. Ms. Stylarek joined the Advisor in 2001 and is a Vice President of Huntington Bank. Ms. Stylarek served as Senior Trader at SunTrust Bank from 1997 through 2001. She received her Bachelor’s Degree from the University of South Florida.

Christopher M. Rowane has served as the Portfolio Manager of the Mid Corp America Fund since 2001. He is Senior Vice President of the Advisor. Mr. Rowane joined Huntington Bank in 2000 and is a Senior Vice President and member of its Investment Policy Committee. He has been the Regional Manager for the Investment Management Team in Southern Ohio, Kentucky and Indiana since 2000. Mr. Rowane served as Director of Portfolio Management for Firstar from 1993 through 2000. Mr. Rowane is a Chartered Financial Analyst. He received his Bachelor’s Degree and M.B.A. from Gannon University.

Peter Sorrentino has served as the Portfolio Manager of the Real Strategies Fund since the Fund’s inception. Mr. Sorrentino joined Huntington Bank in October of 2006 as a Senior Portfolio Manager and is Vice President of the Advisor. From 2001 until joining Huntington, he served as the lead portfolio manager for the Legg Mason Balanced Trust. Mr. Sorrentino is a Chartered Financial Analyst. He received his Bachelor’s Degree in Finance and Accounting from the University of Cincinnati.

William G. Doughty and Gustave J. Seasongood are jointly and primarily responsible for the day-to-day management of the Mortgage Securities Fund. Mr. Seasongood is responsible for the research, security selection and construction of the portion of the Mortgage Securities Fund’s portfolio that is invested in REITs. Mr. Doughty is responsible for the research, security selection and construction of the remainder of the Mortgage Securities Fund’s portfolio. Mr. Doughty and Mr. Seasongood have independent decision-making authority over their respective portions of the Mortgage Securities Fund’s portfolio, but do collaborate to determine the amount of the portfolio that will be invested in REITs, and to monitor the Mortgage Securities Fund’s cash flows.

Mr. Seasongood has served as a Co-Portfolio Manager of the Mortgage Securities Fund since 2001. He is Vice President of the Advisor. Mr. Seasongood joined Huntington Bank in 1995 as a Portfolio Manager and is Vice President. Mr. Seasongood is a Chartered Financial Analyst. He received his Bachelor’s degree from Villanova University and his M.B.A. from Temple University.

Mr. Doughty has served as a Co-Portfolio Manager of the Mortgage Securities Fund, and Portfolio Manager of the Intermediate Government Income Fund and Short/Intermediate Fixed Income Securities Fund since 1999. He is Vice President of the Advisor. Mr. Doughty joined Huntington Bank in 1961 and serves as Vice

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More About the Huntington Funds

President. He is a member of Huntington Bank’s Investment Policy Committee and Manager of both the Fixed and Equity Trading Desk. He received his M.B.A. from The University of Dayton.

Randy Hare has served as the Portfolio Manager of the New Economy Fund since 2007. He is Vice President of the Advisor. Mr. Hare joined Haberer Registered Investment Advisor, Inc. in 2003 as a Senior Research Analyst. He was a Portfolio Manager/Senior Research Analyst and Assistant Vice President with U.S. Bank Asset Management/FIRMCO from 1997 to 2002. Mr. Hare received his Bachelor’s degree in Economics from the University of Cincinnati.

Paul Koscik and Martina Cheung are jointly and primarily responsible for the day-to-day management of the Technical Opportunities Fund, serving as its Co-Portfolio Managers since 2008. Mr. Koscik is responsible for the portion of the portfolio that is invested in ETFs, currencies and bonds. Ms. Cheung is responsible for equity investments. They collaborate to determine asset allocation based on their outlook for particular market segments.

Ms. Cheung is Vice President of the Advisor. Ms. Cheung joined Huntington Bank in 1995 as a securities analyst. She has been responsible for the investment management of financial assets for individuals, pension funds and charitable foundations. Ms. Cheung is a Chartered Financial Analyst and Chartered Market Technician. She received her Bachelor’s degree in Finance and Management Information Systems from The Ohio State University and received her M.B.A. from Capital University.

Mr. Koscik has also served as the Portfolio Manager of the Rotating Markets Fund since 2001. He is Vice President of the Advisor. Mr. Koscik joined Huntington Bank in 1984 as a Portfolio Manager and serves as Vice President. He received his Bachelor’s Degree and J.D. from the University of Akron.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, management of other accounts, and ownership of securities in the Funds.

Fees Paid To Advisor and Affiliates

The Advisor and its affiliates provide the Funds with advisory, administration, transfer agency, accounting distribution and custodian services.

A discussion of the Trustees’ review of the investment advisory agreements with the Trust is available in the Fund’s Annual Report for the period ended December 31, 2009.

Advisory Services

The Trust pays the Advisor management fees as a percentage of average daily net assets (“ADNA”) for its services as investment advisor as follows:

Fund	Tiered	Annual Rate
Growth Fund	Up to $500 million	0.60%
	On the next $500 million to $1 billion	0.55%
	On excess of $1 billion	0.50%

Income Equity Fund	Up to $500 million	0.60%
	On the next $500 million to $1 billion	0.55%
	On excess of $1 billion	0.50%

Fixed Income Securities Fund	Up to $500 million	0.50%
	On the next $500 million to $1 billion	0.45%
	On excess of $1 billion	0.40%

Short/Intermediate Fixed Income Securities Fund	Up to $500 million	0.50%
	On the next $500 million to $1 billion	0.45%
	On excess of $1 billion	0.40%

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Fund	Tiered	Annual Rate
Money Market Fund	Up to $500 million	0.30%
	On the next $500 million to $1 billion	0.25%
	On excess of $1 billion	0.20%

Ohio Municipal Money Market Fund	Up to $500 million	0.30%
	On the next $500 million to $1 billion	0.25%
	On excess of $1 billion	0.20%

Ohio Tax-Free Fund	Up to $500 million	0.50%
	On the next $500 million to $1 billion	0.45%
	On excess of $1 billion	0.40%

Mortgage Securities Fund	Up to $500 million	0.50%
	On the next $500 million to $1 billion	0.45%
	On excess of $1 billion	0.40%

Tax-Free Money Fund	Up to $500 million	0.30%
	On the next $500 million to $1 billion	0.25%
	On excess of $1 billion	0.20%

Intermediate Government Income Fund	Up to $500 million	0.50%
	On the next $500 million to $1 billion	0.45%
	On excess of $1 billion	0.40%

Dividend Capture Fund	Up to $500 million	0.75%
	On the next $500 million to $1 billion	0.70%
	On excess of $1 billion	0.65%

Global Select Markets Fund	Up to $500 million	1.00%
	On the next $500 million to $1 billion	0.95%
	On excess of $1 billion	0.90%

International Equity Fund	Up to $500 million	1.00%
	On the next $500 million to $1 billion	0.95%
	On excess of $1 billion	0.90%

Mid Corp America Fund	Up to $500 million	0.75%
	On the next $500 million to $1 billion	0.70%
	On excess of $1 billion	0.65%

New Economy Fund	Up to $500 million	0.85%
	On the next $500 million to $1 billion	0.80%
	On excess of $1 billion	0.75%

Real Strategies Fund	Up to $500 million	0.75%
	On the next $500 million to $1 billion	0.70%
	On excess of $1 billion	0.65%

Rotating Markets Fund	Up to $500 million	0.50%
	On the next $500 million to $1 billion	0.45%
	On excess of $1 billion	0.40%

Situs Fund	Up to $500 million	0.75%
	On the next $500 million to $1 billion	0.70%
	On excess of $1 billion	0.65%

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Fund	Tiered	Annual Rate
Macro 100 Fund	Up to $500 million	0.75%
	On the next $500 million to $1 billion	0.70%
	On excess of $1 billion	0.65%

Technical Opportunities Fund	Up to $500 million	0.75%
	On the next $500 million to $1 billion	0.70%
	On excess of $1 billion	0.65%

The U.S. Treasury Money Market Fund pays the Advisor management fees of .20% of its ADNA.

Each Asset Allocation Fund pays the Advisor management fees of 0.10% of its ADNA. The Advisor has contractually agreed to waive all or a portion of its investment advisory fee and/or reimburse certain operating expenses of each Asset Allocation Fund to the extent necessary in order to limit each Asset Allocation Fund’s Class A Shares total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.90% of each Asset Allocation Fund’s daily net assets through April 30, 2011. While the Advisor does not anticipate terminating this arrangement prior to April 30, 2011, this arrangement may only be terminated prior to this date with the agreement of each Asset Allocation Fund's Board of Trustees. Amounts waived or reimbursed in the contractual period may be recouped by the Advisor within three years of the waiver and/or reimbursement to the extent that recoupment will not cause each Asset Allocation Fund’s Class A Shares total annual fund operating expenses (exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to exceed 1.90% of each Asset Allocation Fund’s daily net assets.

Administration Services

Huntington Bank provides administration, financial administration and accounting services at the following annual rate on a tiered basis:

Fee Rate	Average Daily Net Assets of the Funds
0.1822%	on the first $4 billion
0.1650%	on the next $2 billion
0.1575%	on the next $2 billion
0.1450%	on assets in excess of $8 billion

There is no minimum annual fee per Fund or class of Shares.

Prior to April 1, 2009, Huntington Bank provided administration services at the following annual rate:

Fee Rate	Average Daily Net Assets of the Funds
0.1835%	on the first $4 billion
0.1650%	on the next $2 billion
0.1575%	on the next $2 billion
0.1450%	on assets in excess of $8 billion

There was no minimum annual fee per Fund or Class of Shares.

The Advisor and its affiliates may pay out of their own reasonable resources and profits, fees or other expenses for shareholder and/or recordkeeping services and/or marketing support.

Unified Fund Services Inc. (“Unified”), serves as sub-administrator to the Funds, assisting with the provision of administrative services necessary to operate the Funds. Out of the fees paid to it by the Funds, Huntington Bank pays Unified fees for its sub-administrative services. Unified is a wholly-owned subsidiary of Huntington Bancshares Incorporated.

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Financial Administration and Portfolio Accounting Services

Huntington Bank has sub-contracted certain fund accounting services to Citi Fund Services Ohio, Inc. (“Citi”). Out of the fees paid to it by the Funds, the fees Huntington Bank pays Citi for these services are based on the ADNA of each Fund, subject to minimum fees in certain circumstances.

Citi charges the Funds directly or indirectly for certain operational expenses and tax services.

Custody Services

The Huntington National Bank currently serves as custodian for each Fund. For its custody services, the Huntington National Bank receives an annual maximum fee of 0.026% calculated on the domestic assets in each Fund (except the Asset Allocation Funds) as of the last day of each month, plus out of pocket expenses. For the Asset Allocation Funds, the Huntington National Bank receives an annual maximum fee of 0.01% calculated on the assets in the Asset Allocation Funds as of the last day of each month, plus out of pocket expenses. It also receives an annual surcharge of 0.005 of 1.00% calculated on the net non-domestic assets of the Global Select Markets Fund, the Situs Fund, the Real Strategies Fund, the Technical Opportunities Fund, and the International Equity Fund as of the last day of each month.

Brown Brothers Harriman & Co. serves as sub-custodian of the Global Select Markets Fund, the Real Strategies Fund, the Situs Fund, the Technical Opportunities Fund and the International Equity Fund.

Transfer Agency Services

Unified is transfer and dividend disbursing agent for the Funds.

For its services, Unified is entitled to receive a yearly fixed amount per shareholder account, subject to yearly minimum fees per portfolio and/or share class. Unified is also entitled to receive additional amounts that may be activity or time-based charges, plus reimbursement for out-of-pocket expenses.

Dividends and Distributions

The Money Market Funds and all of the Income Funds, except the Mortgage Securities Fund, declare dividends on investment income daily and pay them monthly. The Mortgage Securities Fund declares and pays dividends monthly.

Each of the other Funds offered by this Prospectus declares and pays dividends on investment income, if any, according to the following schedule:

Dividend Capture Fund	Monthly
Global Select Markets Fund	Annually
Growth Fund	Quarterly
Income Equity Fund	Monthly
International Equity Fund	Annually
Macro 100 Fund	Annually
Mid Corp America Fund	Annually
New Economy Fund	Annually
Real Strategies Fund	Quarterly
Rotating Markets Fund	Annually
Situs Fund	Annually
Technical Opportunities Fund	Annually
Balanced Allocation Fund	Quarterly
Conservative Allocation Fund	Monthly
Growth Allocation Fund	Annually

The Funds also make distributions of net capital gains, if any, at least annually.

If you purchase Shares by check, ACH or SIP, you will begin earning dividends on the next business day after your order has been received by the Trust.

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Distribution Options

All dividends and distributions payable to a holder of Shares will be automatically reinvested in additional Shares of the same class of the Fund, unless the shareholder makes an alternative election. Shareholders may choose to receive all distributions in cash or may choose to reinvest capital gains distributions, but receive all other distributions in cash.

Tax Consequences

There are many important tax consequences associated with investment in the Funds offered by this Prospectus. The following is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Federal Income Taxes

Taxation of Shareholder Transactions

An exchange of a Fund’s Shares for shares of another Fund will be treated as a sale of the Fund’s Shares and, as with all sales, exchanges or redemptions of Fund Shares, any gain on the transaction will be subject to federal income tax.

Taxation of Distributions

Each of the Funds offered by this Prospectus intends to distribute substantially all of its net investment income (including net realized capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the Shares. Additionally, distributions of investment income designated by the Funds as derived from “qualified investment income” will be taxed at the rate applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level. Generally, dividends paid by REITs do not qualify for the lower tax rates that apply to certain other “qualified investment income.” Long-term capital gains rates applicable to individuals have been reduced to 15%, with lower rates applicable to taxpayers in the 10% and 15% rates, through December 31, 2010. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price paid).

Exempt-Interest Dividends

If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund’s assets consists of obligations the interest on which is excludable from gross income, the Fund may pay “exempt-interest dividends” to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes but may be subject to state and local taxes. However, exempt-interest dividends attributable to investments in certain “private activity” bonds will be treated as tax preference items in computing the AMT. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the AMT. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

Avoid Withholding Tax

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and proceeds of sales, exchanges, or redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) or otherwise fails to meet certain requirements imposed by the IRS. Shareholders are urged to read the additional information concerning withholding provided in the SAI.

Tax-Exempt Funds

It is anticipated that distributions for Tax-Free Money Market Fund, Ohio Municipal Money Market Fund and Ohio Tax-Free Fund will be comprised primarily of dividends that are exempt from federal income tax,

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although a portion of each Fund’s dividends may not be exempt. Dividends may be subject to state and local taxes, although the income dividends distributed by the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund are generally intended to be exempt from Ohio personal income taxes. For any portion of each Fund’s distributions not invested in tax-exempt securities, distributions of income dividends may be subject to state taxation.

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Financial Information

Financial Highlights

The financial highlights tables that follow are intended to help you understand each Fund’s financial performance for the fiscal years ended December 31. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds’ financial statements, which, for the past five fiscal years, have been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available upon request.

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Financial Highlights

Money Market Funds

(For a share outstanding throughout each period)

Year Ended December 31,	Net Asset Value, beginning of period	Net investment income		Net realized and unrealized gain on investments		Total from investment operations		Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions
HUNTINGTON TAX-FREE MONEY MARKET FUND
Trust Shares
2005	$1.00	0.01		—		0.01		(0.01)	—	(0.01)
2006	$1.00	0.02		—	(1)	0.02		(0.02)	—	(0.02)
2007	$1.00	0.03		—	(1)	0.03		(0.03)	—	(0.03)
2008	$1.00	0.02		—	(1)	0.02		(0.02)	—	(0.02)
2009	$1.00	—	(1)	—	(1)	—	(1)	— (1)	—	— (1)
Class A Shares
2005	$1.00	0.01		—		0.01		(0.01)	—	(0.01)
2006	$1.00	0.02		—	(1)	0.02		(0.02)	—	(0.02)
2007	$1.00	0.02		—	(1)	0.02		(0.02)	—	(0.02)
2008	$1.00	0.02		—	(1)	0.02		(0.02)	—	(0.02)
2009	$1.00	—	(1)	—	(1)	—	(1)	— (1)	—	— (1)
HUNTINGTON MONEY MARKET FUND
Trust Shares
2005	$1.00	0.02		—		0.02		(0.02)	—	(0.02)
2006	$1.00	0.04		—	(1)	0.04		(0.04)	—	(0.04)
2007	$1.00	0.04		—	(1)	0.04		(0.04)	—	(0.04)
2008	$1.00	0.02		—	(1)	0.02		(0.02)	—	(0.02)
2009	$1.00	—	(1)	—	(1)	—	(1)	— (1)	—	— (1)
Class A Shares
2005	$1.00	0.02		—		0.02		(0.02)	—	(0.02)
2006	$1.00	0.04		—	(1)	0.04		(0.04)	—	(0.04)
2007	$1.00	0.04		—	(1)	0.04		(0.04)	—	(0.04)
2008	$1.00	0.01		—	(1)	0.01		(0.01)	—	(0.01)
2009	$1.00	—	(1)	—	(1)	—	(1)	— (1)	—	— (1)
Class B Shares
2005	$1.00	0.02		—		0.02		(0.02)	—	(0.02)
2006	$1.00	0.03		—	(1)	0.03		(0.03)	—	(0.03)
2007	$1.00	0.04		—	(1)	0.04		(0.04)	—	(0.04)
2008	$1.00	0.01		—	(1)	0.01		(0.01)	—	(0.01)
2009	$1.00	—	(1)	—	(1)	—	(1)	— (1)	—	— (1)

(1)	Amount is less than $0.005.

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		Ratios to average net assets
Net Asset Value, end of period	Total return	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Net Assets, at end of period (000 omitted)

$1.00	1.46%	0.92%	1.44%	0.96%	$22,388
$1.00	2.48%	0.93%	2.46%	0.93%	$25,361
$1.00	2.76%	0.88%	2.69%	0.88%	$48,585
$1.00	1.86%	0.88%	1.75%	0.88%	$144,861
$1.00	0.10%	0.78%	0.12%	0.89%	$76,805

$1.00	1.21%	1.17%	1.17%	1.21%	$11,916
$1.00	2.23%	1.18%	2.22%	1.18%	$14,205
$1.00	2.51%	1.15%	2.48%	1.15%	$6,086
$1.00	1.61%	1.13%	1.48%	1.13%	$38,466
$1.00	0.03%	0.87%	0.03%	1.15%	$21,709

$1.00	2.39%	0.81%	2.39%	0.82%	$537,134
$1.00	4.20%	0.82%	4.12%	0.82%	$500,167
$1.00	4.37%	0.79%	4.27%	0.79%	$632,776
$1.00	1.59%	0.80%	1.53%	0.80%	$779,158
$1.00	0.01%	0.45%	0.02%	0.87%	$260,720

$1.00	2.13%	1.06%	2.11%	1.07%	$219,767
$1.00	3.94%	1.07%	3.92%	1.07%	$406,510
$1.00	4.11%	1.04%	4.02%	1.04%	$528,326
$1.00	1.34%	1.04%	1.48%	1.04%	$299,329
$1.00	0.01%	0.42%	0.01%	1.12%	$135,260

$1.00	2.38%	0.81%	2.39%	1.56%	$58
$1.00	3.43%	1.57%	3.43%	1.57%	$133
$1.00	3.60%	1.53%	3.49%	1.53%	$127
$1.00	0.88%	1.44%	0.76%	1.56%	$432
$1.00	0.01%	0.41%	0.01%	1.63%	$249

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Financial Highlights

Money Market Funds

(For a share outstanding throughout each period)

Year Ended December 31,	Net Asset Value, beginning of period	Net investment income		Net realized and unrealized gain on investments		Total from investment operations		Distributions from net investment income	Distributions from net realized gain on investment transactions		Total distributions
HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND
Trust Shares
2005	$1.00	0.02		—		0.02		(0.02)	—		(0.02)
2006	$1.00	0.03		—	(1)	0.03		(0.03)	—		(0.03)
2007	$1.00	0.03		—	(1)	0.03		(0.03)	—		(0.03)
2008	$1.00	0.02		—	(1)	0.02		(0.02)	—		(0.02)
2009	$1.00	—	(1)	—	(1)	—	(1)	— (1)	—		— (1)
Class A Shares
2005	$1.00	0.01		—		0.01		(0.01)	—		(0.01)
2006	$1.00	0.02		—	(1)	0.02		(0.02)	—		(0.02)
2007	$1.00	0.03		—	(1)	0.03		(0.03)	—		(0.03)
2008	$1.00	0.02		—	(1)	0.02		(0.02)	—		(0.02)
2009	$1.00	—	(1)	—	(1)	—	(1)	— (1)	—		— (1)
HUNTINGTON U.S. TREASURY MONEY MARKET FUND
Trust Shares
2005	$1.00	0.02		—		0.02		(0.02)	—		(0.02)
2006	$1.00	0.04		—	(1)	0.04		(0.04)	—		(0.04)
2007	$1.00	0.04		—	(1)	0.04		(0.04)	—	(1)	(0.04)
2008	$1.00	0.01		—	(1)	0.01		(0.01)	—		(0.01)
2009	$1.00	—	(1)	—	(1)	—	(1)	— (1)	—		— (1)
Class A Shares
2005	$1.00	0.02		—		0.02		(0.02)	—		(0.02)
2006	$1.00	0.04		—	(1)	0.04		(0.04)	—		(0.04)
2007	$1.00	0.04		—	(1)	0.04		(0.04)	—	(1)	(0.04)
2008	$1.00	0.01		—	(1)	0.01		(0.01)	—		(0.01)
2009	$1.00	—	(1)	—	(1)	—	(1)	— (1)	—		— (1)

(1)	Amount is less than $0.005.

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		Ratios to average net assets
Net Asset Value, end of period	Total return	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Net Assets, at end of period (000 omitted)

$1.00	1.60%	0.83%	1.60%	0.85%	$84,799
$1.00	2.60%	0.85%	2.58%	0.85%	$95,205
$1.00	2.83%	0.82%	2.78%	0.82%	$199,613
$1.00	1.81%	0.83%	1.73%	0.83%	$312,467
$1.00	0.12%	0.78%	0.14%	0.89%	$142,956

$1.00	1.35%	1.08%	1.33%	1.10%	$96,600
$1.00	2.35%	1.10%	2.33%	1.10%	$108,666
$1.00	2.57%	1.07%	2.54%	1.07%	$122,147
$1.00	1.56%	1.08%	1.54%	1.08%	$106,617
$1.00	0.02%	0.82%	0.02%	1.14%	$112,048

$1.00	2.31%	0.74%	2.32%	0.74%	$499,718
$1.00	4.12%	0.74%	4.06%	0.74%	$536,387
$1.00	4.01%	0.72%	3.89%	0.72%	$757,331
$1.00	0.93%	0.69%	0.93%	0.76%	$583,050
$1.00	0.01%	0.20%	0.01%	0.79%	$261,263

$1.00	2.05%	0.99%	2.09%	0.99%	$85,671
$1.00	3.86%	0.99%	3.80%	0.99%	$68,073
$1.00	3.75%	0.97%	3.61%	0.97%	$103,041
$1.00	0.74%	0.83%	0.67%	0.98%	$126,485
$1.00	0.01%	0.20%	0.01%	1.03%	$54,935

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Financial Highlights

Equity Funds

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions from return of capital	Total distributions
HUNTINGTON DIVIDEND CAPTURE FUND
Trust Shares
2005	$11.59	0.46	(0.11)	0.35	(0.47)	(0.61)	—	(1.08)
2006	$10.86	0.39	1.32	1.71	(0.39)	(0.54)	—	(0.93)
2007	$11.64	0.38	(1.15)	(0.77)	(0.39)	(0.59)	—	(0.98)
2008	$9.89	0.40	(3.18)	(2.78)	(0.39)	(0.12)	(0.03)	(0.54)
2009	$6.57	0.29	1.31	1.60	(0.29)	—	(0.02)	(0.31)
Class A Shares
2005	$11.59	0.42	(0.10)	0.32	(0.44)	(0.61)	—	(1.05)
2006	$10.86	0.36	1.32	1.68	(0.36)	(0.54)	—	(0.90)
2007	$11.63	0.35	(1.14)	(0.79)	(0.36)	(0.59)	—	(0.95)
2008	$9.89	0.38	(3.18)	(2.80)	(0.37)	(0.12)	(0.03)	(0.52)
2009	$6.57	0.27	1.31	1.58	(0.27)	—	(0.02)	(0.29)
Class B Shares
2005	$11.57	0.37	(0.12)	0.25	(0.38)	(0.61)	—	(0.99)
2006	$10.83	0.30	1.32	1.62	(0.30)	(0.54)	—	(0.84)
2007	$11.61	0.30	(1.15)	(0.85)	(0.31)	(0.59)	—	(0.90)
2008	$9.89	0.33	(3.19)	(2.86)	(0.34)	(0.12)	(0.03)	(0.49)
2009	$6.54	0.24	1.30	1.54	(0.24)	—	(0.02)	(0.26)
HUNTINGTON GLOBAL SELECT MARKETS FUND
Institutional Shares
2009(3)	$10.00	— (4)	— (4)	— (4)	—	—	—	—
Class A Shares
2009(3)	$10.00	— (4)	— (4)	— (4)	—	—	—	—
HUNTINGTON GROWTH FUND
Trust Shares
2005	$41.13	0.04	0.64	0.68	(0.03)	(2.26)	—	(2.29)
2006	$39.52	0.09	3.10	3.19	(0.08)	(5.39)	—	(5.47)
2007	$37.24	0.12	5.57	5.69	(0.11)	(7.81)	—	(7.92)
2008	$35.01	0.05	(12.12)	(12.07)	(0.04)	(3.19)	—	(3.23)
2009	$19.71	0.01	3.45	3.46	— (4)	—	—	— (4)
Class A Shares
2005	$40.70	(0.07)	0.64	0.57	—	(2.26)	—	(2.26)
2006	$39.01	(0.01)	3.05	3.04	—	(5.39)	—	(5.39)
2007	$36.66	0.03	5.47	5.50	(0.04)	(7.81)	—	(7.85)
2008	$34.31	(0.03)	(11.83)	(11.86)	— (4)	(3.19)	—	(3.19)
2009	$19.26	(0.04)	3.37	3.33	—	—	—	—

(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(3)	Reflects operations for the period from December 30, 2009 (commencement of operations) to December 31, 2009.

(4)	Amount less than $0.005.

(5)	Not annualized.

(6)	Computed on an annualized basis.

(7)

Portfolio turnover rate increased significantly during the period. This increase was attributable to changes in equity management staff, cash flows into and out of the Fund, as well as tactical portfolio adjustments made. The basic characteristics of the Fund’s investment strategy in terms of market capitalization, style and diversification have not changed (unaudited).

▶

More About the Huntington Funds

			Ratios to average net assets
Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets		Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$10.86	3.10%		1.31%		4.07%		1.32%		$92,819	131%
$11.64	16.03%		1.31%		3.44%		1.31%		$112,404	98%
$9.89	(6.91)%		1.30%		3.35%		1.30%		$93,862	87%
$6.57	(29.26)%		1.31%		4.56%		1.31%		$60,162	66%
$7.86	25.24%		1.41%		4.37%		1.41%		$74,593	99%

$10.86	2.85%		1.56%		3.82%		1.58%		$10,177	131%
$11.63	15.74%		1.56%		3.18%		1.56%		$11,502	98%
$9.89	(7.14)%		1.55%		3.11%		1.55%		$10,366	87%
$6.57	(29.41)%		1.56%		4.18%		1.56%		$5,094	66%
$7.86	24.93%		1.66%		4.10%		1.66%		$5,473	99%

$10.83	2.25%		2.06%		3.31%		2.08%		$17,728	131%
$11.61	15.21%		2.06%		2.66%		2.06%		$18,753	98%
$9.89	(7.62)%		2.05%		2.58%		2.05%		$14,950	87%
$6.54	(29.80)%		2.06%		3.72%		2.06%		$8,022	66%
$7.82	24.27%		2.16%		3.60%		2.16%		$7,491	99%

$10.00	0.00	%(5)	1.83	%(6)	(1.46	)%(6)	1.83	%(6)	$1	—	%(5)

$10.00	0.00	%(5)	2.19	%(6)	(2.92	)%(6)	2.19	%(6)	$1	—	%(5)

$39.52	1.51%		1.14%		0.09%		1.15%		$235,916	20%
$37.24	8.36%		1.15%		0.22%		1.15%		$223,155	31%
$35.01	15.93%		1.13%		0.32%		1.13%		$227,972	86	%(7)
$19.71	(37.76)%		1.15%		0.15%		1.15%		$129,745	83%
$23.17	17.58%		1.20%		0.03%		1.20%		$140,206	120%

$39.01	1.26%		1.39%		(0.17)%		1.40%		$10,598	20%
$36.66	8.11%		1.40%		(0.03)%		1.40%		$9,209	31%
$34.31	15.62%		1.38%		0.07%		1.38%		$9,680	86	%(7)
$19.26	(37.92)%		1.40%		(0.11)%		1.40%		$5,436	83%
$22.59	17.29%		1.45%		(0.22)%		1.45%		$6,096	120%

More About the Huntington Funds

Financial Highlights

Equity Funds

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions from return of capital	Total distributions
HUNTINGTON GROWTH FUND (continued)
Class B Shares
2005	$39.66	(0.26)	0.62	0.36	—	(2.26)	—	(2.26)
2006	$37.76	(0.19)	2.94	2.75	—	(5.39)	—	(5.39)
2007	$35.12	(0.13)	5.18	5.05	—	(7.81)	—	(7.81)
2008	$32.36	(0.16)	(11.05)	(11.21)	— (4)	(3.19)	—	(3.19)
2009	$17.96	(0.15)	3.15	3.00	—	—	—	—
HUNTINGTON INCOME EQUITY FUND
Trust Shares
2005	$33.28	0.65	0.36	1.01	(0.65)	(2.38)	—	(3.03)
2006	$31.26	0.57	2.94	3.51	(0.57)	(3.09)	—	(3.66)
2007	$31.11	0.55	— (4)	0.55	(0.54)	(4.66)	—	(5.20)
2008	$26.46	0.55	(10.54)	(9.99)	(0.54)	(0.11)	(0.03)	(0.68)
2009	$15.79	0.47	2.87	3.34	(0.47)	—	(0.01)	(0.48)
Class A Shares
2005	$33.29	0.56	0.37	0.93	(0.57)	(2.38)	—	(2.95)
2006	$31.27	0.49	2.93	3.42	(0.49)	(3.09)	—	(3.58)
2007	$31.11	0.46	0.01	0.47	(0.46)	(4.66)	—	(5.12)
2008	$26.46	0.51	(10.54)	(10.03)	(0.49)	(0.11)	(0.03)	(0.63)
2009	$15.80	0.44	2.86	3.30	(0.43)	—	(0.01)	(0.44)
Class B Shares
2005	$33.18	0.40	0.36	0.76	(0.41)	(2.38)	—	(2.79)
2006	$31.15	0.33	2.93	3.26	(0.34)	(3.09)	—	(3.43)
2007	$30.98	0.31	(0.01)	0.30	(0.33)	(4.66)	—	(4.99)
2008	$26.29	0.40	(10.48)	(10.08)	(0.38)	(0.11)	(0.03)	(0.52)
2009	$15.69	0.37	2.83	3.20	(0.36)	—	(0.01)	(0.37)
HUNTINGTON INTERNATIONAL EQUITY FUND
Trust Shares
2005	$10.67	0.06	1.49	1.55	(0.08)	(0.35)	—	(0.43)
2006	$11.79	0.09	3.10	3.19	(0.08)	(0.97)	—	(1.05)
2007	$13.93	0.13	2.20	2.33	(0.15)	(1.10)	—	(1.25)
2008	$15.01	0.17	(6.36)	(6.19)	(0.13)	(0.47)	—	(0.60)
2009	$8.22	0.17	2.52	2.69	(0.10)	(0.02)	—	(0.12)

(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(3)

Portfolio turnover rate increased significantly during the period. This increase was attributable to changes in equity management staff, cash flows into and out of the Fund, as well as tactical portfolio adjustments made. The basic characteristics of the Fund’s investment strategy in terms of market capitalization, style and diversification have not changed (unaudited).

(4)	Amount is less than $0.005.

▶

More About the Huntington Funds

		Ratios to average net assets
Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$37.76	0.76%	1.89%	(0.66)%	1.90%	$6,073	20%
$35.12	7.56%	1.90%	(0.53)%	1.90%	$5,626	31%
$32.36	15.06%	1.88%	(0.43)%	1.88%	$5,692	86	%(3)
$17.96	(38.21)%	1.90%	(0.60)%	1.90%	$2,978	83%
$20.96	16.70%	1.95%	(0.72)%	1.95%	$2,837	120%

$31.26	3.04%	1.15%	1.98%	1.15%	$193,906	33%
$31.11	11.36%	1.15%	1.79%	1.15%	$185,816	43%
$26.46	1.90%	1.14%	1.72%	1.14%	$158,501	90%
$15.79	(38.35)%	1.16%	2.60%	1.16%	$89,815	88%
$18.65	21.92%	1.22%	3.05%	1.22%	$104,433	90%

$31.27	2.80%	1.40%	1.72%	1.40%	$6,197	33%
$31.11	11.05%	1.40%	1.53%	1.40%	$6,139	43%
$26.46	1.65%	1.39%	1.48%	1.39%	$6,330	90%
$15.80	(38.47)%	1.41%	2.34%	1.41%	$3,214	88%
$18.66	21.60%	1.47%	2.83%	1.47%	$3,271	90%

$31.15	2.28%	1.90%	1.22%	1.90%	$8,447	33%
$30.98	10.52%	1.90%	1.04%	1.90%	$8,176	43%
$26.29	1.11%	1.89%	0.97%	1.89%	$7,146	90%
$15.69	(38.81)%	1.91%	1.84%	1.91%	$3,139	88%
$18.52	20.98%	1.97%	2.35%	1.97%	$2,925	90%

$11.79	14.48%	1.58%	0.69%	1.58%	$190,087	21%
$13.93	27.04%	1.57%	0.73%	1.57%	$266,509	26%
$15.01	17.06%	1.54%	0.92%	1.54%	$324,158	25%
$8.22	(41.73)%	1.57%	1.37%	1.57%	$191,163	21%
$10.79	32.84%	1.59%	1.68%	1.59%	$322,427	26%

More About the Huntington Funds

Financial Highlights

Equity Funds

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions
HUNTINGTON INTERNATIONAL EQUITY FUND (continued)
Class A Shares
2005	$10.64	0.03	1.49	1.52	(0.07)	(0.35)	(0.42)
2006	$11.74	0.03	3.10	3.13	(0.06)	(0.97)	(1.03)
2007	$13.84	0.08	2.19	2.27	(0.11)	(1.10)	(1.21)
2008	$14.90	0.13	(6.29)	(6.16)	(0.11)	(0.47)	(0.58)
2009	$8.16	0.13	2.51	2.64	(0.06)	(0.02)	(0.08)
Class B Shares
2005	$10.47	— (3)	1.44	1.44	(0.01)	(0.35)	(0.36)
2006	$11.55	(0.01)	3.01	3.00	(0.01)	(0.97)	(0.98)
2007	$13.57	0.03	2.13	2.16	(0.05)	(1.10)	(1.15)
2008	$14.58	0.07	(6.15)	(6.08)	(0.03)	(0.47)	(0.50)
2009	$8.00	0.08	2.46	2.54	(0.01)	(0.02)	(0.03)
HUNTINGTON MACRO 100 FUND
Trust Shares
2005	$11.20	(0.03)	0.57	0.54	—	(0.43)	(0.43)
2006	$11.31	— (3)	0.77	0.77	—	(0.24)	(0.24)
2007	$11.84	— (3)	(0.33)	(0.33)	—	(1.46)	(1.46)
2008	$10.05	0.09	(3.54)	(3.45)	(0.09)	—	(0.09)
2009	$6.51	0.02	1.88	1.90	(0.02)	—	(0.02)
Class A Shares
2005	$11.18	(0.04)	0.55	0.51	—	(0.43)	(0.43)
2006	$11.26	(0.02)	0.76	0.74	—	(0.24)	(0.24)
2007	$11.76	(0.03)	(0.33)	(0.36)	—	(1.46)	(1.46)
2008	$9.94	0.07	(3.49)	(3.42)	(0.07)	—	(0.07)
2009	$6.45	— (3)	1.85	1.85	—	—	—

(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(3)	Amount is less than $0.005.

(4)	The major cause of increase to portfolio turnover was changes made to the portfolio by the management team based upon changing macroeconomic fundamentals (unaudited).

▶

More About the Huntington Funds

		Ratios to average net assets
Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$11.74	14.22%	1.81%	0.39%	1.81%	$2,463	21%
$13.84	26.79%	1.83%	0.40%	1.83%	$6,509	26%
$14.90	16.76%	1.79%	0.71%	1.79%	$11,151	25%
$8.16	(41.88)%	1.82%	1.13%	1.82%	$6,929	21%
$10.72	32.45%	1.84%	1.28%	1.84%	$7,547	26%

$11.55	13.73%	2.33%	(0.04)%	2.33%	$1,201	21%
$13.57	26.09%	2.33%	(0.06)%	2.33%	$2,370	26%
$14.58	16.24%	2.29%	0.20%	2.29%	$3,572	25%
$8.00	(42.19)%	2.32%	0.60%	2.32%	$1,843	21%
$10.51	31.84%	2.34%	0.88%	2.34%	$2,318	26%

$11.31	4.72%	1.51%	(0.27)%	1.51%	$25,145	87%
$11.84	6.79%	1.43%	0.04%	1.43%	$42,758	222	%(4)
$10.05	(3.12)%	1.36%	0.02%	1.36%	$32,284	153%
$6.51	(34.32)%	1.56%	0.88%	1.56%	$13,521	318	%(4)
$8.39	29.15%	1.55%	0.28%	1.55%	$28,278	10%

$11.26	4.46%	1.76%	(0.52)%	1.76%	$2,152	87%
$11.76	6.55%	1.68%	(0.23)%	1.68%	$3,189	222	%(4)
$9.94	(3.40)%	1.61%	(0.23)%	1.61%	$2,621	153%
$6.45	(34.45)%	1.82%	0.66%	1.82%	$1,001	318	%(4)
$8.30	28.68%	1.80%	0.06%	1.80%	$853	10%

More About the Huntington Funds

Financial Highlights

Equity Funds

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions
HUNTINGTON MACRO 100 FUND (continued)
Class B Shares
2005	$11.17	(0.09)	0.55	0.46	—	(0.43)	(0.43)
2006	$11.20	(0.08)	0.75	0.67	—	(0.24)	(0.24)
2007	$11.63	(0.08)	(0.33)	(0.41)	—	(1.46)	(1.46)
2008	$9.76	0.01	(3.40)	(3.39)	(0.03)	—	(0.03)
2009	$6.34	(0.03)	1.81	1.78	—	—	—
HUNTINGTON MID CORP AMERICA FUND
Trust Shares
2005	$13.90	0.02	1.56	1.58	(0.01)	—	(0.01)
2006	$15.47	0.02	1.24	1.26	(0.01)	(0.29)	(0.30)
2007	$16.43	(0.01)	1.26	1.25	— (4)	(1.37)	(1.37)
2008	$16.31	0.02	(5.98)	(5.96)	(0.01)	(0.41)	(0.42)
2009	$9.93	0.04	3.20	3.24	(0.04)	—	(0.04)
Class A Shares
2005	$13.75	(0.02)	1.54	1.52	—	—	—
2006	$15.27	(0.03)	1.23	1.20	—	(0.29)	(0.29)
2007	$16.18	(0.05)	1.24	1.19	—	(1.37)	(1.37)
2008	$16.00	(0.02)	(5.84)	(5.86)	—	(0.41)	(0.41)
2009	$9.73	0.01	3.12	3.13	(0.01)	—	(0.01)
Class B Shares
2005	$13.51	(0.09)	1.51	1.42	—	—	—
2006	$14.93	(0.10)	1.19	1.09	—	(0.29)	(0.29)
2007	$15.73	(0.13)	1.20	1.07	—	(1.37)	(1.37)
2008	$15.43	(0.10)	(5.60)	(5.70)	—	(0.41)	(0.41)
2009	$9.32	(0.05)	2.99	2.94	—	—	—

(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(3)	The major cause of increase to portfolio turnover was changes made to the portfolio by the management team based upon changing macroeconomic fundamentals (unaudited).

(4)	Amount is less than $0.005.

▶

More About the Huntington Funds

		Ratios to average net assets
Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$11.20	4.02%	2.26%	(1.02)%	2.26%	$1,523	87%
$11.63	6.05%	2.18%	(0.73)%	2.18%	$2,076	222	%(3)
$9.76	(3.98)%	2.11%	(0.73)%	2.11%	$1,881	153%
$6.34	(34.77)%	2.32%	0.12%	2.32%	$967	318	%(3)
$8.12	28.08%	2.30%	(0.42)%	2.30%	$995	10%

$15.47	11.36%	1.31%	0.11%	1.32%	$147,477	7%
$16.43	8.09%	1.31%	0.07%	1.31%	$150,902	6%
$16.31	7.79%	1.30%	(0.04)%	1.30%	$149,245	11%
$9.93	(37.51)%	1.31%	0.10%	1.31%	$87,843	18%
$13.13	32.59%	1.36%	0.30%	1.36%	$131,638	12%

$15.27	11.05%	1.56%	(0.14)%	1.57%	$4,646	7%
$16.18	7.84%	1.56%	(0.17)%	1.56%	$4,986	6%
$16.00	7.53%	1.55%	(0.29)%	1.55%	$5,240	11%
$9.73	(37.62)%	1.56%	(0.16)%	1.56%	$2,875	18%
$12.85	32.19%	1.61%	0.04%	1.61%	$3,608	12%

$14.93	10.51%	2.06%	(0.64)%	2.07%	$8,252	7%
$15.73	7.28%	2.06%	(0.68)%	2.06%	$8,386	6%
$15.43	6.98%	2.05%	(0.80)%	2.05%	$7,973	11%
$9.32	(37.98)%	2.06%	(0.67)%	2.06%	$3,976	18%
$12.26	31.55%	2.11%	(0.46)%	2.11%	$3,845	12%

More About the Huntington Funds

Financial Highlights

Equity Funds

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions from return of capital	Total distributions
HUNTINGTON NEW ECONOMY FUND
Trust Shares
2005	$14.34	(0.06)		1.82	1.76	—	(0.18)	—	(0.18)
2006	$15.92	(0.06)		1.50	1.44	—	(1.32)	—	(1.32)
2007	$16.04	0.02		1.84	1.86	(0.01)	(3.16)	—	(3.17)
2008	$14.73	(0.04	)(4)	(7.97)	(8.01)	—	—	(0.01)	(0.01)
2009	$6.71	(0.03)		2.66	2.63	—	—	—	—
Class A Shares
2005	$14.23	(0.05)		1.74	1.69	—	(0.18)	—	(0.18)
2006	$15.74	(0.09)		1.49	1.40	—	(1.32)	—	(1.32)
2007	$15.81	(0.01)		1.81	1.80	—	(3.16)	—	(3.16)
2008	$14.45	(0.07	)(4)	(7.81)	(7.88)	—	—	(0.01)	(0.01)
2009	$6.56	(0.05)		2.60	2.55	—	—	—	—
Class B Shares
2005	$13.94	(0.15)		1.74	1.59	—	(0.18)	—	(0.18)
2006	$15.35	(0.16)		1.43	1.27	—	(1.32)	—	(1.32)
2007	$15.30	(0.08)		1.73	1.65	—	(3.16)	—	(3.16)
2008	$13.79	(0.12	)(4)	(7.43)	(7.55)	—	—	(0.01)	(0.01)
2009	6.23	(0.10)		2.48	2.38	—	—	—	—
HUNTINGTON REAL STRATEGIES FUND
Trust Shares
2007(5)	$10.00	0.11		0.92	1.03	(0.11)	(0.13)	—	(0.24)
2008	$10.79	0.05	(4)	(5.86)	(5.81)	(0.05)	—	(0.03)	(0.08)
2009	$4.90	0.04		1.54	1.58	(0.06)	—	—	(0.06)
Class A Shares
2007(5)	$10.00	0.09		0.92	1.01	(0.10)	(0.13)	—	(0.23)
2008	$10.78	0.03	(4)	(5.85)	(5.82)	(0.02)	—	(0.02)	(0.04)
2009	$4.92	0.03		1.54	1.57	(0.06)	—	—	(0.06)
Class B Shares
2007(5)	$10.00	0.07		0.90	0.97	(0.09)	(0.13)	—	(0.22)
2008	$10.75	(0.01	)(4)	(5.82)	(5.83)	(0.01)	—	— (9)	(0.01)
2009	$4.91	0.01		1.52	1.53	(0.03)	—	—	(0.03)

(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(3)

Portfolio turnover rate increased significantly during the period. This increase was attributable to changes in equity management staff, cash flows into and out of the Fund, as well as tactical portfolio adjustments made. The basic characteristics of the Fund’s investment strategy in terms of market capitalization, style and diversification have not changed (unaudited).

(4)	Per share net investment income (loss) has been calculated using the average daily shares method.

(5)	Reflects operations for the period from May 1, 2007 (date of commencement of operations) to December 31, 2007.

(6)	Not annualized.

(7)	Does not include the effect of expenses of underlying funds.

(8)	Computed on an annualized basis.

(9)	Amount less than $0.005.

▶

More About the Huntington Funds

			Ratios to average net assets
Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets		Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$15.92	12.27%		1.46%		(0.42)%		1.46%		$79,794	61%
$16.04	9.18%		1.43%		(0.39)%		1.43%		$97,791	50%
$14.73	12.19%		1.41%		0.14%		1.41%		$106,812	119	%(3)
$6.71	(54.43)%		1.44%		(0.38)%		1.44%		$35,041	127%
$9.34	39.20%		1.55%		(0.34)%		1.55%		$45,656	114%

$15.74	11.87%		1.71%		(0.64)%		1.71%		$5,804	61%
$15.81	8.96%		1.68%		(0.64)%		1.68%		$8,607	50%
$14.45	11.99%		1.66%		(0.11)%		1.66%		$8,943	119	%(3)
$6.56	(54.58)%		1.69%		(0.63)%		1.69%		$3,294	127%
$9.11	38.87%		1.80%		(0.62)%		1.80%		$3,609	114%

$15.35	11.40%		2.21%		(1.17)%		2.21%		$3,410	61%
$15.30	8.34%		2.18%		(1.14)%		2.18%		$4,226	50%
$13.79	11.48%		2.16%		(0.61)%		2.16%		$4,516	119	%(3)
$6.23	(54.80)%		2.19%		(1.13)%		2.19%		$1,726	127%
$8.61	38.20%		2.30%		(1.12)%		2.30%		$1,794	114%

$10.79	10.41	%(6)	1.49	%(7)(8)	2.54	%(8)	1.61	%(7)(8)	$44,523	39%
$4.90	(53.87)%		1.38	%(7)	0.65%		1.38	%(7)	$35,110	72%
$6.42	32.33%		1.38	%(7)	0.82%		1.38	%(7)	$72,641	36%

$10.78	10.22	%(6)	1.70	%(7)(8)	2.30	%(8)	1.83	%(7)(8)	$706	39%
$4.92	(53.95)%		1.63	%(7)	0.39%		1.63	%(7)	$514	72%
$6.43	31.82%		1.63	%(7)	0.64%		1.63	%(7)	$1,114	36%

$10.75	9.79	%(6)	2.09	%(7)(8)	2.14	%(8)	2.25	%(7)(8)	$151	39%
$4.91	(54.20)%		2.13	%(7)	(0.10)%		2.13	%(7)	$135	72%
$6.41	31.16%		2.13	%(7)	0.12%		2.13	%(7)	$263	36%

More About the Huntington Funds

Financial Highlights

Equity Funds

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions from return of capital		Total distributions
HUNTINGTON ROTATING MARKETS FUND
Trust Shares
2005	$10.48	0.06	0.93	0.99	(0.06)	—	—		(0.06)
2006	$11.41	0.12	2.10	2.22	(0.12)	(0.20)	—		(0.32)
2007	$13.31	0.14	1.00	1.14	(0.14)	(0.68)	—		(0.82)
2008	$13.63	0.10	(5.71)	(5.61)	(0.10)	(0.19)	—		(0.29)
2009	$7.73	0.10	2.50	2.60	(0.10)	—	—		(0.10)
Class A Shares
2005	$10.42	0.03	0.93	0.96	(0.03)	—	—		(0.03)
2006	$11.35	0.10	2.08	2.18	(0.10)	(0.20)	—		(0.30)
2007	$13.23	0.10	0.99	1.09	(0.10)	(0.68)	—		(0.78)
2008	$13.54	0.07	(5.66)	(5.59)	(0.07)	(0.19)	—		(0.26)
2009	$7.69	0.08	2.48	2.56	(0.07)	—	—		(0.07)
Class B Shares
2007(5)	$14.04	0.12	0.11	0.23	(0.15)	(0.68)	—		(0.83)
2008	$13.44	0.01	(5.60)	(5.59)	(0.04)	(0.19)	—		(0.23)
2009	$7.62	0.04	2.47	2.51	(0.09)	—	—		(0.09)
HUNTINGTON SITUS FUND
Trust Shares
2005	$17.09	(0.07)	2.83	2.76	—	(0.61)	—		(0.61)
2006	$19.24	(0.07)	2.12	2.05	—	(1.15)	—		(1.15)
2007	$20.14	0.02	1.94	1.96	—	(2.10)	—		(2.10)
2008	$20.00	0.01	(7.83)	(7.82)	—	(0.47)	—		(0.47)
2009	$11.71	0.03	4.27	4.30	(0.01)	(0.03)	(0.02)		(0.06)
Class A Shares
2005	$17.00	(0.07)	2.76	2.69	—	(0.61)	—		(0.61)
2006	$19.08	(0.09)	2.08	1.99	—	(1.15)	—		(1.15)
2007	$19.92	(0.03)	1.91	1.88	—	(2.10)	—		(2.10)
2008	$19.70	(0.03)	(7.71)	(7.74)	—	(0.47)	—		(0.47)
2009	$11.49	(0.01)	4.19	4.18	— (8)	(0.03)	—	(8)	(0.03)

(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(3)	Does not include the effects of expenses of underlying funds.

(4)

The portfolio turnover rate increased significantly during the period. This increase was attributable to cash flows into and out of the Fund, as well as tactical portfolio adjustments made. The basic characteristics of the Fund’s investment strategy have not changed (unaudited).

(5)	Reflects operations for the period from May 1, 2007 (date of commencement of operations) to December 31, 2007 for Investment B Shares.

(6)	Not annualized.

(7)	Computed on an annualized basis.

(8)	Amount less than $0.005.

▶

More About the Huntington Funds

			Ratios to average net assets
Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets		Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$11.41	9.44%		1.17	%(3)	0.58%		1.17	%(3)	$29,249	48%
$13.31	19.56%		1.15	%(3)	1.13%		1.15	%(3)	$45,161	35%
$13.63	8.67%		1.08	%(3)	1.08%		1.08	%(3)	$53,375	54%
$7.73	(41.68)%		1.18	%(3)	0.85%		1.18	%(3)	$28,390	218	%(4)
$10.23	33.64%		1.19	%(3)	1.16%		1.19	%(3)	$41,786	230%

$11.35	9.24%		1.42	%(3)	0.30%		1.42	%(3)	$1,911	48%
$13.23	19.19%		1.40	%(3)	0.95%		1.40	%(3)	$3,438	35%
$13.54	8.43%		1.33	%(3)	0.69%		1.33	%(3)	$3,982	54%
$7.69	(41.81)%		1.43	%(3)	0.59%		1.43	%(3)	$2,000	218	%(4)
$10.18	33.32%		1.44	%(3)	0.85%		1.44	%(3)	$1,937	230%

$13.44	1.82	%(6)	1.79	%(3)(7)	3.49	%(7)	1.79	%(3)(7)	$40	54%
$7.62	(42.10)%		1.95	%(3)	0.19%		1.95	%(3)	$49	218	%(4)
$10.04	32.98%		1.93	%(3)	1.67%		1.93	%(3)	$271	230%

$19.24	16.20%		1.36%		(0.41)%		1.36%		$80,212	14%
$20.14	10.73%		1.38%		(0.34)%		1.38%		$89,230	19%
$20.00	9.95%		1.32%		0.09%		1.32%		$108,350	22%
$11.71	(39.25)%		1.34%		0.06%		1.34%		$77,947	19%
$15.95	36.86%		1.38%		0.25%		1.38%		$141,342	25%

$19.08	15.87%		1.61%		(0.66)%		1.61%		$5,073	14%
$19.92	10.50%		1.64%		(0.59)%		1.64%		$11,685	19%
$19.70	9.66%		1.57%		(0.15)%		1.57%		$15,658	22%
$11.49	(39.44)%		1.59%		(0.21)%		1.59%		$12,121	19%
$15.64	36.52%		1.63%		(0.01)%		1.63%		$16,747	25%

More About the Huntington Funds

Financial Highlights

Equity Funds

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions from return of capital	Total distributions
HUNTINGTON SITUS FUND (continued)
Class B Shares
2005	$16.80	(0.18)		2.74	2.56	—	(0.61)	—	(0.61)
2006	$18.75	(0.19)		2.04	1.85	—	(1.15)	—	(1.15)
2007	$19.45	(0.14)		1.88	1.74	—	(2.10)	—	(2.10)
2008	$19.09	(0.11)		(7.45)	(7.56)	—	(0.47)	—	(0.47)
2009	$11.06	(0.07)		4.03	3.96	—	(0.03)	—	(0.03)
HUNTINGTON TECHNICAL OPPORTUNITIES FUND
Trust Shares
2008(3)	$10.00	(0.06	)(4)	(3.31)	(3.37)	—	—	(0.03)	(0.03)
2009	$6.60	0.05		1.07	1.12	(0.05)	—	—	(0.05)
Class A Shares
2008(3)	$10.00	(0.08	)(4)	(3.30)	(3.38)	—	—	(0.03)	(0.03)
2009	$6.59	0.03		1.06	1.09	(0.03)	—	—	(0.03)
Class B Shares
2008(3)	$10.00	(0.11	)(4)	(3.29)	(3.40)	—	—	(0.04)	(0.04)
2009	$6.56	(0.03)		1.09	1.06	—	—	—	—

(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(3)	Reflects operations for the period from May 1, 2008 (date of commencement of operations) to December 31, 2008.

(4)	Per share net investment income (loss) has been calculated using the average daily shares method.

(5)	Not annualized.

(6)	Computed on an annualized basis.

▶

More About the Huntington Funds

			Ratios to average net assets
Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets		Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$18.75	15.28%		2.11%		(1.16)%		2.11%		$2,633	14%
$19.45	9.93%		2.13%		(1.10)%		2.13%		$3,700	19%
$19.09	9.12%		2.07%		(0.66)%		2.07%		$4,512	22%
$11.06	(39.76)%		2.09%		(0.73)%		2.09%		$2,490	19%
$14.99	35.93%		2.13%		(0.51)%		2.13%		$3,193	25%

$6.60	(33.68	)%(5)	2.58	%(6)	(1.04	)%(6)	2.58	%(6)	$6,148	152%
$7.67	16.91%		1.94%		0.68		1.94%		$9,644	374%

$6.59	(33.81	)%(5)	3.13	%(6)	(1.49	)%(6)	3.13	%(6)	$67	152%
$7.65	16.52%		2.20%		0.41%		2.20%		$61	374%

$6.56	(34.04	)%(5)	4.06	%(6)	(2.14	)%(6)	4.06	%(6)	$23	152%
$7.62	16.16%		2.81%		(0.49)%		2.81%		$5	374%

More About the Huntington Funds

Financial Highlights

Fixed Income Funds

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions
HUNTINGTON FIXED INCOME SECURITIES FUND
Trust Shares
2005	$21.23	0.76	(0.37)	0.39	(0.76)	(0.07)	(0.83)
2006	$20.79	0.79	(0.04)	0.75	(0.78)	—	(0.78)
2007	$20.76	0.87	0.39	1.26	(0.87)	— (3)	(0.87)
2008	$21.15	0.85	0.24	1.09	(0.85)	(0.05)	(0.90)
2009	$21.34	0.78	0.34	1.12	(0.78)	(0.06)	(0.84)
Class A Shares
2005	$21.23	0.71	(0.38)	0.33	(0.71)	(0.07)	(0.78)
2006	$20.78	0.74	(0.03)	0.71	(0.73)	—	(0.73)
2007	$20.76	0.82	0.39	1.21	(0.82)	— (3)	(0.82)
2008	$21.15	0.80	0.24	1.04	(0.80)	(0.05)	(0.85)
2009	$21.34	0.73	0.34	1.07	(0.73)	(0.06)	(0.79)
Class B Shares
2005	$21.20	0.60	(0.38)	0.22	(0.60)	(0.07)	(0.67)
2006	$20.75	0.64	(0.03)	0.61	(0.63)	—	(0.63)
2007	$20.73	0.71	0.40	1.11	(0.71)	— (3)	(0.71)
2008	$21.13	0.70	0.23	0.93	(0.70)	(0.05)	(0.75)
2009	$21.31	0.62	0.34	0.96	(0.62)	(0.06)	(0.68)
HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND
Trust Shares
2005	$10.52	0.37	(0.23)	0.14	(0.38)	—	(0.38)
2006	$10.28	0.39	(0.04)	0.35	(0.39)	— (3)	(0.39)
2007	$10.24	0.41	0.25	0.66	(0.41)	—	(0.41)
2008	$10.49	0.41	0.40	0.81	(0.41)	—	(0.41)
2009	$10.89	0.35	(0.15)	0.20	(0.35)	—	(0.35)
Class A Shares
2005	$10.52	0.34	(0.23)	0.11	(0.35)	—	(0.35)
2006	$10.28	0.35	(0.03)	0.32	(0.36)	— (3)	(0.36)
2007	$10.24	0.38	0.25	0.63	(0.38)	—	(0.38)
2008	$10.49	0.38	0.40	0.78	(0.38)	—	(0.38)
2009	$10.89	0.32	(0.15)	0.17	(0.32)	—	(0.32)
Class B Shares
2005	$10.52	0.29	(0.23)	0.06	(0.30)	—	(0.30)
2006	$10.28	0.30	(0.02)	0.28	(0.31)	— (3)	(0.31)
2007	$10.25	0.33	0.24	0.57	(0.33)	—	(0.33)
2008	$10.49	0.33	0.41	0.74	(0.33)	—	(0.33)
2009	$10.90	0.27	(0.15)	0.12	(0.27)	—	(0.27)

(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(3)	Amount is less than $0.005.

▶

More About the Huntington Funds

		Ratios to average net assets
Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$20.79	1.86%	1.07%	3.55%	1.07%	$168,764	59%
$20.76	3.74%	1.06%	3.87%	1.06%	$173,305	55%
$21.15	6.23%	1.04%	4.18%	1.04%	$183,283	42%
$21.34	5.32%	1.06%	4.05%	1.06%	$183,011	31%
$21.62	5.36%	1.08%	3.62%	1.08%	$229,570	30%

$20.78	1.56%	1.32%	3.36%	1.32%	$1,699	59%
$20.76	3.53%	1.31%	3.62%	1.31%	$1,702	55%
$21.15	5.96%	1.29%	3.92%	1.29%	$2,589	42%
$21.34	5.06%	1.31%	3.80%	1.31%	$2,525	31%
$21.62	5.10%	1.33%	3.36%	1.33%	$3,420	30%

$20.75	1.06%	1.82%	2.80%	1.82%	$3,068	59%
$20.73	3.02%	1.82%	3.12%	1.82%	$2,807	55%
$21.13	5.50%	1.80%	3.43%	1.80%	$2,398	42%
$21.31	4.50%	1.81%	3.31%	1.81%	$2,200	31%
$21.59	4.58%	1.83%	2.89%	1.83%	$1,973	30%

$10.28	1.33%	1.09%	3.55%	1.10%	$107,166	34%
$10.24	3.51%	1.08%	3.80%	1.08%	$108,312	32%
$10.49	6.58%	1.08%	3.96%	1.08%	$115,155	30%
$10.89	7.88%	1.07%	3.84%	1.07%	$115,159	27%
$10.74	1.86%	1.10%	3.21%	1.10%	$110,761	26%

$10.28	1.08%	1.34%	3.30%	1.35%	$3,707	34%
$10.24	3.25%	1.34%	3.55%	1.34%	$1,599	32%
$10.49	6.32%	1.33%	3.71%	1.33%	$1,588	30%
$10.89	7.62%	1.32%	3.60%	1.32%	$1,438	27%
$10.74	1.60%	1.35%	2.93%	1.35%	$2,215	26%

$10.28	0.57%	1.84%	2.79%	1.85%	$484	34%
$10.25	2.84%	1.83%	3.05%	1.83%	$417	32%
$10.49	5.68%	1.83%	3.21%	1.83%	$416	30%
$10.90	7.18%	1.82%	3.08%	1.82%	$617	27%
$10.75	1.10%	1.85%	2.45%	1.85%	$871	26%

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Financial Highlights

Fixed Income Funds

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions
HUNTINGTON MORTGAGE SECURITIES FUND
Trust Shares
2005	$9.02	0.29	(0.12)	0.17	(0.31)	(0.01)	(0.32)
2006	$8.87	0.33	0.20	0.53	(0.33)	(0.06)	(0.39)
2007	$9.01	0.34	(0.04)	0.30	(0.36)	(0.03)	(0.39)
2008	$8.92	0.34	(0.12)	0.22	(0.34)	(0.01)	(0.35)
2009	$8.79	0.29	0.15	0.44	(0.31)	—	(0.31)
Class A Shares
2005	$9.07	0.26	(0.11)	0.15	(0.29)	(0.01)	(0.30)
2006	$8.92	0.30	0.20	0.50	(0.30)	(0.06)	(0.36)
2007	$9.06	0.29	(0.02)	0.27	(0.33)	(0.03)	(0.36)
2008	$8.97	0.32	(0.13)	0.19	(0.31)	(0.01)	(0.32)
2009	$8.84	0.27	0.15	0.42	(0.29)	—	(0.29)
Class B Shares
2005	$9.02	0.22	(0.12)	0.10	(0.24)	(0.01)	(0.25)
2006	$8.87	0.27	0.20	0.47	(0.26)	(0.06)	(0.32)
2007	$9.02	0.27	(0.04)	0.23	(0.28)	(0.03)	(0.31)
2008	$8.94	0.29	(0.14)	0.15	(0.27)	(0.01)	(0.28)
2009	$8.81	0.23	0.15	0.38	(0.24)	—	(0.24)
HUNTINGTON OHIO TAX-FREE FUND
Trust Shares
2005	$21.50	0.54	(0.37)	0.17	(0.54)	(0.22)	(0.76)
2006	$20.91	0.58	(0.05)	0.53	(0.58)	—	(0.58)
2007	$20.86	0.55	0.10	0.65	(0.55)	(0.01)	(0.56)
2008	$20.95	0.57	(0.17)	0.40	(0.57)	(0.03)	(0.60)
2009	$20.75	0.59	0.45	1.04	(0.59)	—	(0.59)
Class A Shares
2005	$21.49	0.49	(0.37)	0.12	(0.49)	(0.22)	(0.71)
2006	$20.90	0.53	(0.06)	0.47	(0.53)	—	(0.53)
2007	$20.84	0.50	0.10	0.60	(0.50)	(0.01)	(0.51)
2008	$20.93	0.51	(0.16)	0.35	(0.51)	(0.03)	(0.54)
2009	$20.74	0.54	0.44	0.98	(0.54)	—	(0.54)
Class B Shares
2005	$21.49	0.39	(0.37)	0.02	(0.39)	(0.22)	(0.61)
2006	$20.90	0.43	(0.05)	0.38	(0.43)	—	(0.43)
2007	$20.84	0.40	0.11	0.51	(0.40)	(0.01)	(0.41)
2008	$20.94	0.41	(0.17)	0.24	(0.41)	(0.03)	(0.44)
2009	$20.74	0.43	0.45	0.88	(0.43)	—	(0.43)

(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

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		Ratios to average net assets
Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$8.87	1.96%	1.12%	3.34%	1.12%	$81,950	29%
$9.01	6.06%	1.10%	3.68%	1.10%	$85,995	29%
$8.92	3.33%	1.09%	3.72%	1.09%	$83,728	17%
$8.79	2.45%	1.10%	3.82%	1.10%	$82,729	13%
$8.92	5.17%	1.11%	3.32%	1.11%	$100,114	24%

$8.92	1.68%	1.36%	2.03%	1.36%	$1,823	29%
$9.06	5.74%	1.35%	3.41%	1.35%	$1,683	29%
$8.97	3.03%	1.32%	3.45%	1.32%	$3,190	17%
$8.84	2.16%	1.35%	3.55%	1.35%	$3,022	13%
$8.97	4.85%	1.36%	3.07%	1.36%	$2,629	24%

$8.87	1.16%	1.86%	2.57%	1.86%	$700	29%
$9.02	5.33%	1.85%	2.93%	1.85%	$673	29%
$8.94	2.59%	1.84%	2.97%	1.84%	$672	17%
$8.81	1.62%	1.85%	3.06%	1.85%	$565	13%
$8.95	4.41%	1.86%	2.58%	1.86%	$539	24%

$20.91	0.85%	1.16%	2.56%	1.17%	$45,571	45%
$20.86	2.59%	1.17%	2.80%	1.17%	$40,319	17%
$20.95	3.18%	1.18%	2.67%	1.18%	$34,098	15%
$20.75	1.95%	1.22%	2.73%	1.22%	$32,946	19%
$21.20	5.05%	1.20%	2.80%	1.20%	$42,568	21%

$20.90	0.59%	1.41%	2.32%	1.42%	$3,222	45%
$20.84	2.29%	1.43%	2.58%	1.43%	$1,686	17%
$20.93	2.93%	1.43%	2.42%	1.43%	$1,706	15%
$20.74	1.74%	1.47%	2.49%	1.47%	$1,422	19%
$21.18	4.74%	1.45%	2.54%	1.45%	$1,745	21%

$20.90	0.10%	1.91%	1.82%	1.92%	$1,525	45%
$20.85	1.78%	1.93%	2.06%	1.93%	$1,337	17%
$20.94	2.47%	1.93%	1.93%	1.93%	$1,128	15%
$20.74	1.19%	1.97%	1.99%	1.97%	$1,004	19%
$21.19	4.27%	1.95%	2.05%	1.95%	$1,030	21%

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Financial Highlights

Fixed Income Funds

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Total distributions
HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND
Trust Shares
2005	$19.56	0.51	(0.41)	0.10	(0.51)	(0.51)
2006	$19.15	0.60	0.10	0.70	(0.60)	(0.60)
2007	$19.25	0.70	0.21	0.91	(0.70)	(0.70)
2008	$19.46	0.67	(0.59)	0.08	(0.67)	(0.67)
2009	$18.87	0.53	0.91	1.44	(0.53)	(0.53)
Class A Shares
2005	$19.56	0.46	(0.40)	0.06	(0.46)	(0.46)
2006	$19.16	0.55	0.10	0.65	(0.55)	(0.55)
2007	$19.26	0.65	0.20	0.85	(0.65)	(0.65)
2008	$19.46	0.63	(0.59)	0.04	(0.63)	(0.63)
2009	$18.87	0.48	0.91	1.39	(0.48)	(0.48)

(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

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		Ratios to average net assets
Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$19.15	0.54%	1.06%	2.65%	1.06%	$119,090	31%
$19.25	3.70%	1.07%	3.11%	1.07%	$95,512	36%
$19.46	4.79%	1.06%	3.60%	1.06%	$82,730	29%
$18.87	0.43%	1.08%	3.51%	1.08%	$79,130	51%
$19.78	7.70%	1.09%	2.67%	1.09%	$149,384	50%

$19.16	0.34%	1.31%	2.41%	1.31%	$3,506	31%
$19.26	3.44%	1.33%	2.80%	1.33%	$668	36%
$19.46	4.48%	1.31%	3.35%	1.31%	$485	29%
$18.87	0.18%	1.33%	3.26%	1.33%	$555	51%
$19.78	7.43%	1.33%	2.38%	1.33%	$1,076	50%

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Financial Highlights

Asset Allocation Funds

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income	Net realized and unrealized gain on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions		Total distributions
HUNTINGTON BALANCED ALLOCATION FUND
2009(2)	$10.00	0.05	0.75	0.80	(0.06)	—	(3)	(0.06)
HUNTINGTON CONSERVATIVE ALLOCATION FUND
2009(2)	$10.00	0.08	0.34	0.42	(0.09)	(0.01)		(0.10)
HUNTINGTON GROWTH ALLOCATION FUND
2009(2)	$10.00	0.04	0.88	0.92	(0.05)	—	(3)	(0.05)

(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2)	Reflects operations for the period from July 31,2009 (date of commencement of operations) to December 31,2009.

(3)	Amount less than $0.005.

(4)	Not annualized.

(5)	Computed on an annualized basis.

(6)	Does not include the effect of expenses on underlying funds.

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			Ratios to average net assets
Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets		Net Assets, at end of period (000 omitted)	Portfolio turnover rate

$10.74	8.03	%(4)	0.62	%(5)(6)	1.30	%(5)	0.85	%(5)(6)	$13,336	42%

$10.32	4.13	%(4)	0.72	%(5)(6)	1.91	%(5)	0.86	%(5)(6)	$11,248	32%

$10.87	9.21	%(4)	0.52	%(5)(6)	1.03	%(5)	0.85	%(5)(6)	$12,923	52%

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Additional Investment Strategies

Fundamental Investment Policies

The following are fundamental policies of the indicated Fund:

Tax-Free Money Market Fund

•	under normal circumstances, at least 80% of the income distributed will be exempt from federal regular income tax.

Ohio Municipal Money Market Fund

•	under normal circumstances, at least 80% of the income distributed will be exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities.

Growth Fund

•	at least 65% of total assets will be invested in equity securities.

Ohio Tax-Free Fund

•	under normal circumstances, at least 80% of the income distributed will be exempt from federal income tax and Ohio state income tax.

•	no investment in securities which generate income treated as a preference item for federal AMT purposes.

Short/Intermediate Fixed Income Securities Fund

•	at least 65% of total assets in fixed income securities.

Additional Investment Information

Funds (other than the Money Market Funds) may invest in an affiliated money market fund or short-term investments in order to maintain sufficient cash to pay for daily net redemptions and portfolio transactions. In the event that the Fund does not have sufficient cash for these purposes, it could incur overdrafts, enter into reverse repurchase agreements or otherwise borrow money in accordance with its investment limitations.

Real Strategies Fund.    Currently, U.S. tax laws prevent the Fund from investing more than 25% of its assets in companies treated as qualified publicly traded partnerships (such as MLPs and certain ETCFs). Such laws also limit the Fund’s ability to invest directly in real estate and commodities, in derivative contracts for real estate or commodities, and in other types of partnerships or trusts (other than REITs) that make such direct or derivative investments. Consequently, the Fund will need to invest in securities issued by real estate-related and commodity-related businesses and IPS that are affected only indirectly by changing prices for real estate and commodities. IPS may include non-U.S. dollar denominated fixed income securities issued by foreign governments, their agencies and instrumentalities or corporations, and related derivative contracts. The Fund also may invest in fixed income securities denominated in another currency if the Advisor expects favorable global market conditions to increase the exchange rate of such currency against the U.S. dollar. IPS also may include certain CMOs that historically have outperformed other types of fixed income securities during periods of increased inflation or rising interest rates.

The Fund may sell options on securities or financial futures contracts to earn income from the premiums. For example, the Fund may sell a put option for a security with the expectation that the price of the security will probably remain above the strike price of the option, so that the option will not be exercised. If the price of the security or contract does not behave as expected, the Fund may have to purchase the underlying security or contract for more than its market value, in the case of a put option, or sell a security or contract for less than its market value, in the case of a call option.

Rotating Markets Fund.    Both in current market conditions and, more importantly, over longer time periods, the Advisor believes that rotating investments among equity market segments, each of which may be representative of one or more indices, holds the most promise of maximizing performance for Fund shareholders. The Advisor believes that a focus on investing in stocks representative of one of four equity market segments (i.e., small-cap, mid-cap, large-cap and global) will offer the greatest potential for capital

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Additional Investment Strategies

continued

appreciation. At any given time, the Fund will be invested (with the exception of cash and short-term securities) in one of the four equity market segments as selected by the Advisor from time to time. While there is no present intention to do so, it is possible that, in the future, the Advisor will seek to add other market segments for possible investments, subject to modification of the Prospectus to reflect such a change. In addition, the Advisor will retain the flexibility to invest in growth and/or value stocks based on its expectation of what will provide the greatest potential for capital appreciation at any given time. The Advisor does not intend to concentrate in any particular industry or sector. As a result, the Advisor retains a broad mandate and discretion to invest in those stocks in a market segment that it believes are best positioned at any time to provide shareholders with capital appreciation. There is no guarantee that the Advisor will be able to predict the equity market segment that offers the greatest return or the timing of rotations among equity market segments. To the extent the Fund invests in index-based securities an investor will bear not only a proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the issuer of the index-based security. In addition, an investor will bear his proportionate share of expenses, if any, related to the distribution of the Fund’s Shares, and he/she may also indirectly bear transaction fees paid by the Fund incurred in the purchase of index-based securities. Finally, an investor should recognize that, as a result of the Fund’s ability to invest in index-based securities, he/she may receive taxable capital gains distributions to a greater extent than would be the case if he/she invested directly in the securities comprising the index.

Technical Opportunities Fund.    The Fund may sell options on securities or financial futures contracts to earn income from the premiums. For example, the Fund may sell a put option for a security with the expectation that the price of the security will probably remain above the strike price of the option, so that the option will not be exercised. If the price of the security or contract does not behave as expected, the Fund may have to purchase the underlying security or contract for more than its market value, in the case of a put option, or sell a security or contract for less than its market value, in the case of a call option.

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Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the SAI for more details about these and other securities in which the Funds may invest.

The Asset Allocation Funds do not invest directly in securities other than Shares of the Underlying Funds. The instruments indicated below as permissible investments for the Asset Allocation Funds are, in fact, permissible investments for the Underlying Funds in which they may invest.

Fund Name	Fund Code
Tax-Free Money Market Fund	1
Money Market Fund	2
Ohio Municipal Money Market Fund	3
U.S. Treasury Money Market Fund	4
Dividend Capture Fund	5
Growth Fund	6
Income Equity Fund	7
International Equity Fund	8
Macro 100 Fund	9
Mid Corp America Fund	10
New Economy Fund	11
Real Strategies Fund	12
Rotating Markets Fund	13
Situs Fund	14
Technical Opportunities Fund	15
Fixed Income Securities Fund	16
Intermediate Government Income Fund	17
Mortgage Securities Fund	18
Ohio Tax-Free Fund	19
Short/Intermediate Fixed Income Securities Fund	20
Balanced Allocation Fund	21
Conservative Allocation Fund	22
Growth Allocation Fund	23
Global Select Markets Fund	24

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Investment Practices

continued

Instrument	Fund Code	Risk Type
American Depository Receipts (ADRs): ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership. ADRs pay dividends in U.S. dollars. Generally, ADRs designed for trading in the U.S. securities markets.	5-15,21-24	Market Political Foreign Investment Currency Custodial and Related Investment Costs

Asset-Backed Securities: Securities backed by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or assets.	1-4,11,14,18 20-23	Pre-payment Extension Market Counterparty and Credit Regulatory

Bankers’ Acceptances: Bills of exchange or time drafts drawn on and accepted by a commercial bank. They generally have maturities of six months or less.	1-3,5-11, 13-24	Counterparty and Credit Liquidity Market

Bonds: Bonds or fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a bond or a fixed income security must repay the principal amount of the security, normally within a specified time. Bonds or fixed income securities provide more regular income than equity securities. However, the returns on bonds or fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of bonds or fixed income securities as a compared to equity securities.	1-17,18, 20-24	Market Counterparty and Credit Liquidity Pre-payment Extension

Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price. Those Funds that are authorized to write or purchase put and call options must cover such options and may buy bonds’ existing option contracts known as “closing transactions.”	5-15,18,21-24	Management Liquidity Counterparty and Credit Market Leverage

Certificates of Deposit: Negotiable instruments with a stated maturity.	1-3,5-11, 13-19, 21-24	Market Counterparty and Credit Liquidity

Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Their maturities generally vary from a few days to nine months.	1-3,5-11, 13-24	Counterparty and Credit Liquidity Market

Common Stock: Shares of ownership of a company.	5-15,18, 21-24	Market Equity Securities

Convertible Securities: Bonds or preferred stock that convert to common stock.	5-11,13-16, 18,20-24	Equity Securities Market Counterparty and Credit

Demand Notes: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.	1-3,5-11,13, 15,20-24	Counterparty and Credit Market Liquidity Management

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Investment Practices

continued

Instrument	Fund Code	Risk Type
Derivatives: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options (e.g., put and calls), options on futures, swap agreements, and some mortgage-backed securities.	5-24	Management Market Counterparty and Credit Liquidity Leverage

European Depositary Receipts (EDRs): EDRs, which are sometimes referred to as Continental Depositary Receipts, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. Generally, EDRs are designed for trading in European securities markets.	8,9, 11-15,21-24	Market Political Foreign Investment Currency Custodial and Related Investment Costs

Exchange-Traded Commodity Funds (ETCFs): ETCFs invest in commodities, either directly or through derivative contracts and are treated as partnerships or grantor trusts for U.S. tax purposes. ETCFs may invest a single commodity (such as gold) or manage a pool of derivative contracts that tracks a commodity index (such as the Dow Jones-AIG Commodity Index).	12	Market Agriculture Energy Diversification Mineral and Mining Real Estate/REIT Tax Liquidity Fee Layering

Exchange-Traded Funds (ETFs): The Funds may invest in exchange traded funds (ETFs) as an efficient means of carrying out its investment strategies. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs are traded on stock exchanges or on the over-the-counter market. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.	12,13,15-24	Market Tax Liquidity Fee Layering Leverage Correlation Counterparty Early close/ trading halt Market Price Variance Non-diversification

Foreign Securities: Stocks issued by foreign companies including ADRs, EDRs and Global Depository Receipts (GDRs), as well as commercial paper of foreign issuers and obligations of foreign governments, companies, banks, overseas branches of U.S. banks or supranational entities.	5-24	Market Political Foreign Investment Liquidity Currency Custodial and Related Investment Costs

Forward Foreign Currency Contracts: An obligation to purchase or sell a specific amount of a currency at a fixed future date and price set by the parties involved at the time the contract is negotiated.	5-14,16,20-24	Management Liquidity Counterparty and Credit Market Political Leverage Foreign Investment Currency Custodial and Related Investment Costs

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Investment Practices

continued

Instrument	Fund Code	Risk Type
Foreign Exchange Contracts: Spot currency trades whereby one currency is exchanged for another. The Fund may also enter into derivative contracts in which a foreign currency is an underlying contract.	8,13,14, 21-24	Management Liquidity Counterparty and Credit Market Political Leverage Foreign Investment Currency Custodial and Related Investment Costs

Futures and Related Options: A contract providing for the future sale and purchase of a specific amount of a specific security, class of securities, or index at a specified time in the future and at a specified price. The aggregate value of options on securities (long puts and calls) will not exceed 10% of a Fund’s net assets at the time it purchases the options. Each Fund will limit obligations under futures, options on futures, and options on securities to no more than 25% of the Fund’s assets.	5-24	Management Market Counterparty and Credit Liquidity Leverage

Global Depositary Receipts (GDRs): GDRs are securities, typically issued globally by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. Generally, GDRs are designed for trading in non-U.S. securities markets.	8,9, 11-15,21-24	Market Political Foreign Investment Currency Custodial and Related Investment Costs

Illiquid Securities: Securities that ordinarily cannot be sold within seven business days at the value the Fund has estimated for them. The Funds may invest up to 15% of their assets in illiquid securities.	1-24	Liquidity Market

Index-Based Securities: Index-based securities such as iShares Russell 2000 Index Fund, Standard & Poor’s Depository Receipts (“SPDRs”) and NASDAQ-100 Index Tracking Stock (“NASDAQ 100”), include exchange traded funds and represent ownership in an investment portfolio of common stocks designed to track the price, performance and dividend yield of an index, such as the Russell 2000 Index or the NASDAQ-100. Index-based securities entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less expenses.	5-15,21-24	Market

Inflation-Protected Securities: Inflation-protected securities are fixed-income securities whose principal value or interest rate is adjusted periodically according to changes in a specific price index (such as the Consumer Price Index). If the price index falls (deflation), the principal value or interest rate of the securities will be adjusted downward and consequently the interest payable on these securities will be reduced. U.S. Treasury Inflation-Protected Securities, also known as “TIPs”, are adjusted as to principal; repayment of the original principal upon maturity of the security is guaranteed if the security is purchased when originally issued. With respect to other types of inflation-protected securities that are adjusted to the principal amount, the adjusted principal value of the security repaid at maturity may be less than the original principal. Most other types of inflation-protected securities, however, are adjusted with respect to the interest rate, which has a minimum of 0%, and the principal value does not change.	12	Market Inflation- Protection Security Counterparty and Credit

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Investment Practices

continued

Instrument	Fund Code	Risk Type

Interests in Other Business Organizations:    Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock. Limited partnerships are partnerships consisting of one or more general partners, by whom the business is conducted, and one or more limited partners who contribute capital to the partnership. Limited liability companies frequently consist of one or more managing members, by whom the business is conducted, and other members who contribute capital to the company. Limited partners and members of limited liability companies generally are not liable for the debts of the partnership beyond their capital contributions or commitments. Limited partners and non-managing members are not involved in the day-to-day management of the partnership or limited liability company. They receive income and capital gains from the partnership or company in accordance with the terms established in the partnership or operating agreement. Typical limited partnerships and limited liability companies are in real estate, oil and gas, and equipment leasing, but they also finance movies, research and development, and other projects.

For an organization classified as a partnership under the Internal Revenue Code (including most limited partnerships and limited liabilities companies), each item of income, gain, loss, deduction and credit is not taxed at the partnership level but flows through with the same character to the partners or members. This allows the partnership to avoid double taxation.

A master limited partnership (MLP) is a publicly traded limited partnership or limited liability company. MLPs combine the tax advantages of a partnership with the liquidity of a publicly traded security. MLPs must limit their operations to avoid being taxed as corporations under the Internal Revenue Code.

	5-6,8-12,14,15, 21-24	Market Foreign Investment Currency Custodial and Related Investment Costs Tax

Investment Company Securities: Shares of registered investment companies. These may include Huntington Money Market Fund and other registered investment companies for which the Advisor or any of their affiliates serves as investment advisor, administrator or distributor. Investment company securities may also include index-based securities. Shares of most index-based securities are listed and traded on stock exchanges at market prices, although some Shares may be redeemable at NAV for cash or securities. Index-based securities may be purchased in order to achieve exposure to a specific region, country or market sector, or for other reasons consistent with its investment strategy. As with traditional mutual funds, index-based securities charge asset-based fees, although these fees tend to be relatively low. Index-based securities generally do not charge initial sales charges or redemption fees but investors pay customary brokerage commissions and fees to buy and sell index-based security shares. Except for the Rotating Markets Fund, the Technical Opportunities Fund and Real Strategies Fund, each of the Funds generally may invest up to 5% of its assets in the Shares of any one registered investment company, but may not own more than 3% of the securities of any one registered investment company and may not invest more than 10% of its assets in the Shares of other registered investment companies (“3, 5, 10% limits”). However, each of the Funds may invest up to 25% of its assets in the Interfund Shares of the Huntington Money Market Fund, pursuant to an SEC exemptive order. In addition, pursuant to new exemptive rules, the Funds may exceed the general 3, 5, 10% limits subject to certain conditions of the rules. The Rotating Markets Fund and Real Strategies Fund each may invest all or a portion of its assets in the Shares of any one investment company or investment companies, but may not own more than 3% of the securities of any one investment company. If either Fund owns more than 1% of the Shares of an investment company, that portion that exceeds 1% may be considered illiquid and would be subject to the limitation on investing in illiquid securities. As a shareholder of another investment company, the Fund will indirectly bear investment management fees and other fees and expenses of that other investment company, which are in addition to the management and other fees the Fund pays its own Advisor.	1-24	Market Investment Company Risk

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Instrument	Fund Code	Risk Type
Investment-grade Securities: Securities rated BBB or higher by Standard & Poor’s; Baa or better by Moody’s; similarly rated by other; NRSROs; or, if not rated, determined to be of comparably high-quality by the Advisor.	5-24	Market Counterparty and Credit

Money Market Instruments: Investment-grade, U.S. dollar-denominated debt securities with remaining maturities of one year or less. These may include short-term U.S. government obligations, commercial paper and other short- term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers’ acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.	1-24	Market Counterparty and Credit

Mortgage-Backed Securities: Bonds backed by real estate loans and pools of loans. These include CMOs and real estate mortgage investment conduits (REMICs).	4-11,13-23	Mortgage-Backed and Asset-Backed Securities Prepayment Market Counterparty and Credit Regulatory Extension

Mortgage Dollar Rolls: A transaction in which a Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.	18,21-23	Prepayment Market Regulatory Extension

Municipal Securities:    Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include private activity bonds and industrial development bonds, as well as general obligation bonds, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, other short-term tax-exempt obligations, municipal leases, and obligations of municipal housing authorities (single family revenue bonds).

There are two general types of municipal bonds:

General-Obligation Bonds, which are secured by the taxing power of the issuer and Revenue Bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation (COPs); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district (Mello-Roos) issues which are secured by taxes on specific real estate parcels; hospital revenue; and industrial development bonds that are secured by the financial resources of a private company.

	1-3,7,16-23	Market Credit Diversification Political Tax Regulatory

Obligations of Supranational Agencies: Securities issued by supranational agencies that are chartered to promote economic development and are supported by various governments and government agencies.	8,13,14,21-24	Counterparty and Credit Foreign Investment Currency Custodial and Related Investment Costs

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Instrument	Fund Code	Risk Type
Options on Currencies: A Fund may buy put options and sell covered call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets). A covered call option means the Fund will own an equal amount of the underlying foreign currency. Currency options help a Fund manage its exposure to changes in the value of the U.S. dollar relative to other currencies. If a Fund sells a put option on a foreign currency, it will establish a segregated account with its Custodian consisting of cash, U.S. government securities or other liquid high-grade bonds in an amount equal to the amount the Fund would be required to pay if the put is exercised.	5-17,21-24	Management Liquidity Counterparty and Credit Market Political Leverage Foreign Investment Currency Custodial and Related Investment Costs

Preferred Stocks: Equity securities that generally pay dividends at a specified rate and take precedence over common stock in the payment of dividends or in the event of liquidation. Preferred stock generally does not carry voting rights.	5-16,18, 21-24	Market Equity Securities

Real Estate Investment Trusts (REITs): Pooled investment vehicles which invest primarily in income producing real estate or real estate loans or interest.	5-16, 18-19,21-24	Liquidity Management Market Regulatory Tax Interest Rate Prepayment Extension

Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan by a Fund.	1-24	Market

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	1-24	Market Leverage

Restricted Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities. Restricted securities may be either liquid or illiquid securities.	1-24	Liquidity Market

Securities Lending: All Funds may each lend up to 33 1 /3% of their total assets. Such loans must be fully collateralized by cash, U.S. government obligations or other high-quality debt obligations and marked to market daily.	1-24	Market Liquidity Leverage

Short Sales: The Fund may make short sales of securities. A short sale means selling a security the Fund does not own to take advantage of an anticipated decline in the price of the security. Once the Fund sells the security short, it has an obligation to replace the borrowed security. If it can buy the security back at a lower price, a profit results. If it has to buy the security back at a higher price, a loss results. Short sales are speculative in nature, and may reduce returns or increase volatility.	15

Tax-Exempt Commercial Paper: Commercial paper issued by governments and political sub-divisions.	1-3,7,16-23	Counterparty and Credit Liquidity Market Tax

Time Deposits: Non-negotiable receipts issued by a bank in exchange for a deposit of money.	1-3,5-11, 13-24	Liquidity Counterparty and Credit Market

Treasury Receipts: Treasury receipts, Treasury investment growth receipts, and certificates of accrual of Treasury securities.	5-12,14,16,21-24	Market

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Instrument	Fund Code	Risk Type
Ultrashort ETFs: Ultrashort ETFs are exchange-traded funds which are designed to correspond to twice the inverse of the daily performance of an underlying index. Ultrashort ETFs invest in financial instruments (including derivatives) which the advisor to the Ultrashort ETF believes should, in combination, achieve such daily return characteristics.	15	Ultrashort ETFs Counterparty
and Credit
Interest Rate Currency
Liquidity
Market
Correlation
Early close/trading halt
Market Price Variation
Non-diversification Leverage Counterparty Diversification Portfolio Turnover

Unit Investment Trusts: A type of investment company, registered with the SEC under the 1940 Act, that purchases a fixed portfolio of income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities, or preferred stock. Unit holders receive an undivided interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they invest. The portfolio of securities remains fixed until all the securities mature and unit holders have recovered their principal. Certain exchange-traded funds are organized as unit investment trusts.	5-15,21-23	Market

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. Agency securities are issued or guaranteed by a federal agency or other GSE acting under federal authority. Some GSE securities are supported by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities backed by the full faith and credit of the U.S. government include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.	1-23	Market Counterparty and Credit Prepayment
GSE securities not backed by the full faith and credit of the U.S. government but that receive support through federal subsidies, loans or other benefits include the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations. Other GSE securities are not backed by the full faith and credit of the U.S. government and have no explicit financial support, including the Farm Credit System, Financing Corporation, and Resolution Funding Corporation. Investors regard agency securities as having low credit risks, but not as low as Treasury securities. A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

U.S. Treasury Obligations: Bills, notes, bonds, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.	1-24	Market

Variable and Floating Rate Instruments: Obligations with interest rates that are reset daily, weekly, quarterly or on some other schedule. Such instruments may be payable to a Fund on demand.	1-14,16-23	Counterparty and Credit Liquidity Market

Warrants: Securities that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are typically issued with preferred stock and bonds.	5-16,18, 21-24	Market Counterparty and Credit

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Instrument	Fund Code	Risk Type
When-Issued Securities and Forward Commitments: A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date.	1-24	Market Leverage Liquidity Counterparty and Credit

Yankee Bonds and Similar Debt Obligations: U.S. dollar denominated bonds issued by foreign corporations or governments. Sovereign bonds are those issued by the government of a foreign country. Supranational bonds are those issued by supranational entities, such as the World Bank and European Investment Bank. Canadian bonds are those issued by Canadian provinces.	5-17,20-24	Market Counterparty and Credit Foreign Investment Currency Custodial and Related Investment Costs

Zero-Coupon Securities: Zero-coupon securities are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity.	1-24	Counterparty and Credit Market Zero Coupon Liquidity Prepayment Extension

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Glossary of Investment Risks

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading “What are the main risks of investing in this Fund?” in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

Active Trading Risk.    Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

Advisor’s Potential Conflict.    In managing the Asset Allocation Funds, the Advisor has sole discretion in selecting and substituting the Underlying Funds in which the Asset Allocation Funds will invest at any given time. Because the Advisor is primarily responsible for managing the Asset Allocation Funds and each of the Underlying Funds, the Advisor is subject to conflict of interest with respect to how it allocates the Asset Allocation Funds’ assets among the various Underlying Funds. The conflict primarily arises because the expenses paid by the Advisor in connection with its management of certain of the Underlying Funds could be higher than expenses paid for other Underlying Funds, likewise, fees payable to the Advisor and/or its affiliates (primarily management fees) by some Underlying Funds are higher than the fees payable by other Underlying Funds. See “Fees Paid to Advisor and Affiliates.”

Agriculture Risks.    The Fund’s investments in agriculture-related companies are subject to the same risks as direct investments in agricultural commodities. Agricultural commodity prices rise and fall in response to many factors, including: drought, floods, weather, diseases, embargoes, tariffs and international economic, political and regulatory developments. These factors could lead to significant and rapid fluctuations in the value of ETCFs investing in agricultural commodities or in derivative contracts for agricultural commodities. Fluctuations in prices for agricultural commodities also may affect indirectly the value of companies whose businesses depend upon or otherwise relate to such agricultural commodities.

Allocation Risk.    Because the Asset Allocation Funds have set limitations on the amount of assets that may be allocated to Underlying Equity Funds, Underlying Income Funds and Underlying Money Market Funds, respectively, the Asset Allocation Funds have less flexibility in their investment strategies than funds that are not subject to such limitations. In addition, the asset allocations made by the Asset Allocation Fund may not effectively decrease risk or increase returns for investors.

Call Risk.    Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Class/Sector Focus Risk.    When a Fund invests more than 25% of its net assets in a particular asset class (such as real estate-related or commodities-related securities), or securities of issuers within a particular business sector or geographic region, it is subject to increased risk. Performance will generally depend on the performance of the class, sector or region, which may differ in direction and degree from that of the overall U.S. stock or bond markets. In addition, financial, economic, business and political developments affecting the class, sector or region may have a greater effect on these Funds.

Correlation Risk.    A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items

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and accounting standards. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark.

Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds’ ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with each Fund’s daily investment objective.

Certain Funds are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a Fund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses.

Counterparty Risk.    This is the risk that the guarantor of a fixed-income security, the counterparty to an OTC derivatives contract or a borrower of a Fund’s securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Credit Risk.    Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit Enhancement Risk.    The securities in which the Funds invest may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). Credit enhancement is designed to assure timely payment of the security; it does not protect the Funds against losses caused by declines in a security's value due to changes in market conditions. Securities subject to credit enhancement generally would be assigned a lower credit rating if the rating were based primarily on the credit quality of the issuer without regard to the credit enhancement. If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded.

A single bank, bond insurer or other enhancement provider may provide credit enhancement to more than one of the Fund’s investments. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Funds that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Funds, as the Funds may invest their assets in securities credit enhanced by banks or by bond insurers without limit. Bond insurers that provide credit enhancement for large segments of the fixed income markets, particularly the municipal bond market, may be more susceptible to being downgraded or defaulting during recessions or similar periods of economic stress.

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Currency Risks.    Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

Derivative Contracts and Hybrid Instruments Risk.    Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this prospectus or the Fund’s SAI, such as market, interest rate, credit, currency, liquidity and leverage risks.

Diversification Risk.    When a Fund invests more than 25% of its net assets in securities of issuers within a particular geographic region or business sector, it is subject to increased risk. As is the case with respect to each of the single state Funds, performance will generally depend on the region’s performance, which may differ in direction and degree from that of the overall stock market. In the case of the Real Strategies Fund, performance may also depend on the performance of one or more business sectors. In addition, financial, economic, business and political developments affecting the region or sector may have a greater effect on these Funds.

Early Close/Trading Halt Risk.    An exchange or market may close early or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in a Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, a Fund may be unable to rebalance its portfolio, accurately price its investments and/or may incur substantial trading losses.

Energy Risks.    To the extent that a Fund invests in energy-related companies, it takes on additional risks. The Fund faces the risk that the earnings, dividends, and stock prices of energy companies may be greatly affected by changes in the prices and supplies of oil and other energy fuels. Prices and supplies of energy can fluctuate significantly over short and long periods because of a variety of factors, including: changes in international politics; policies of the Organization of Petroleum Exporting Countries (“OPEC”); relationships among OPEC members and between OPEC and oil-importing nations; energy conservation; the regulatory environment; government tax policies; development of alternative sources of energy; and the economic growth and stability of the key energy-consuming countries. These factors could lead to substantial fluctuations in the value of the Fund’s energy-related investments, particularly ETCFs that invest in derivative contracts for fossil fuels and electricity and MLPs engaged in their production or generation, including significant and rapid increases and decreases in value from time to time.

Equity Securities Risk.    Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Even Funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility

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that stock market prices in general will decline over short or extended periods subjects the Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Exchange-Traded Funds Risk.    An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Extension Risk.    Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

Fee Layering.    The Fund is an actively managed mutual fund that has management and other fees associated with its operations. The Fund may invest some or all of its assets in index-based securities that separately have their own management and other fees (such as ETCFs and investment companies), and would be borne by the Fund as an investor. This could cause the Fund’s performance to be lower than if it were to invest directly in the securities underlying such index-based securities.

Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund will bear these expenses as an investor in underlying funds and, as a result, so investors in the Fund may bear higher expenses than a Fund that invests directly in equity or fixed income securities. These estimated expenses of the Fund are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Foreign Custodial Services and Related Investment Costs.    Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Foreign Investment Risk.    Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information

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about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets. See also Currency Risk.

Government Intervention and Extreme Volatility.    Instability in the financial markets has led the United States Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Funds invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds themselves are regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Growth Investing Risk.    Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Hedging.    When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce a Fund’s risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that a Fund’s hedging transactions will be effective.

Inflation-Protected Securities Risks.    While IPS adjust in response to inflation as measured by a specific price index, the value of these securities generally may still decline in response to an increase in real interest rates. Real interest rates are measured by subtracting the expected rate of inflation from the nominal interest rate of fixed income securities. The value of IPS may also fall if there is a decline in the price index (deflation), which generally will reduce any previous adjustments made to the IPS. IPS may also underperform other fixed income securities if inflationary expectations exceed the rate of inflation measured by the price index.

In addition, any increase in principal value of an IPS caused by an increase in the price index is taxable in the year the increase occurs, even though the Fund generally will not receive cash representing the increase at that time. As a result, the Fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company under the Internal Revenue Code. Also, to the extent that the Fund invests in IPS, income distributions are more likely to fluctuate. There is no assurance that the rate of inflation measured by the relevant price index will correspond to the inflation experienced by an investor.

Interest Rate Risk.    Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Investment Company Risk.    Mutual fund portfolios bear expenses for advisory fees and

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operational expenses. The Fund will bear these expenses as an investor in underlying funds and, as a result, so investors in the Fund may bear higher expenses than a Fund that invests directly in equity or fixed income securities. These estimated expenses of the Fund are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Investment Style Risk.    The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Leverage Risk.    A Fund’s investments in derivatives can significantly increase the Fund’s exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

When a derivative or other instrument is used as a hedge against an offsetting position that the Fund also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent the Fund uses a derivative security or other instrument for purposes other than as a hedge, or, if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls, and may expose the Fund to greater risk and increase its costs. When transactions create leverage, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivatives or other instruments themselves. Certain transactions have the potential for unlimited loss, regardless of the size of the initial investments. Increases and decreases in the value of the securities held by the Fund and therefore in the Fund’s net asset value will be magnified when the Fund uses leverage because leverage tends to increase the Fund’s exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

To mitigate leverage risk, the Adviser will segregate liquid assets on the books of the Fund or otherwise cover the transactions. The use of leverage may cause the Fund to liquidate Fund positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. The Fund will also have to pay interest on its borrowing, reducing the Fund’s return. This interest expense may be greater than the Fund’s return on the underlying investment.

Liquidity Risk.    Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Management Risk.    The risk that a strategy used by a Fund’s portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Market Price Variance Risk (ETFs).    Individual shares of an ETF are listed for trading on a securities exchange and can be bought and sold in the secondary market at market prices. The market prices of ETF shares will fluctuate in response to changes in NAV and supply and demand for ETF shares. Differences between secondary market prices and NAV for ETF shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by an ETF at a particular time. There may, however, be times when the market price and the NAV vary significantly and the Fund may pay more than NAV when buying ETF shares on the secondary

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Glossary of Investment Risks

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market, and the Fund may receive less than NAV when it sells those ETF shares. The market price of ETF shares includes a “bid-ask spread” charged by the exchange specialist, market makers or other participants that trade the particular ETF. In times of severe market disruption, the bid-ask spread often increases significantly. This means that ETF shares may trade at a discount to NAV, and the discount is likely to be greatest when the price of ETF shares is falling fastest, which may be the time that the Fund most wants to sell an ETF’s shares. An ETF’s investment results are measured based upon the daily NAV of the ETF. Since the Fund purchases and sells ETF shares in the secondary market, the Fund may not experience investment results consistent with those experienced by those creating and redeeming directly with an ETF.

Market Risk.    The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Mid/Small Cap Stock Risk.    To the extent that a Fund invests in small cap and mid cap stocks, it takes on additional risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Mineral and Mining Risks.    The Fund’s investments in mineral or mining-related companies are subject to the same risks as direct investments in minerals. Mineral prices rise and fall in response to many factors, including:

economic cycles; changes in inflation or expectations about inflation in various countries; interest rates; currency fluctuations; metal sales by governments, central banks, or international agencies; investment speculation; resource availability; fluctuations in industrial and commercial supply and demand; government regulation of the metals and materials industries; and government prohibitions or restrictions on the private ownership of certain precious and rare metals and minerals. These factors could lead to significant and rapid fluctuations in the value of mining companies and ETCFs investing in mineral commodities or in derivative contracts for mineral commodities. Fluctuations in prices for mineral commodities also may affect indirectly the value of other companies whose businesses depend upon or otherwise relate to such mineral commodities.

Mortgage-Backed and Asset-Backed Securities Risk.    Mortgage-backed securities represent participating interests in pools of residential mortgage loans, some of which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a Fund and not the purchase of shares of the Fund.

Mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall. An increased rate of prepayments on the Fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the Fund as the Fund may be required to reinvest assets at a lower interest rate. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. The prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

Collateralized Mortgage Obligations:    A Fund may invest in mortgage-backed securities called collateralized mortgage obligations (“CMOs”). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a Fund may manage the

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Glossary of Investment Risks

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prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-Backed Securities:    Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Non-Diversification Risk.    Certain Funds are classified as “non-diversified” under the 1940 Act, and as a non-diversified fund, a Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds. Therefore, Fund performance can be affected significantly by the performance of one or a small number of issuers.

Political Risk.    The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Portfolio Turnover Risk.    Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

Prepayment Risk.    Many types of fixed income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate. Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread may cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Real Estate/REIT Risk.    The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns. The value of REITs and other real estate-related investments is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer’s management skills. In the event of a default by an underlying tenant or borrower, a REIT could experience delays in enforcing its rights as a lessor or mortgagee and may incur substantial costs associated with protecting its investments. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Also, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Recoupment Risk.    The Advisor entered into an agreement with the Fund effective June 15, 2009, whereby the Advisor has agreed to waive all or a portion of its investment advisory fee and/or to reimburse certain operating expenses of the Fund to the extent necessary to ensure that the Fund maintains a positive yield of at least 0.01%. The Advisor shall be entitled to recoup from the Fund any waived and/or reimbursed amounts pursuant to the agreement for a period of up to three (3) years from the date of the waiver and/or reimbursement. The recoupment could negatively affect the Fund’s future yield. The Advisor may terminate the agreement at any time upon thirty (30) days prior written notice to the Fund.

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Regulatory Risk.    The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

Risks Associated with Temporary Liquidity Guarantee Program.    The Fund may invest in securities guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), an instrumentality of the United States, under its Temporary Liquidity Gurantee Program (“Program”). Under the Program, if the issuer of the security does not make timely payment of principal or interest in accordance with the terms of such security, the FDIC will make scheduled payments of unpaid principal and interest.

In order to receive payments for the FDIC, the Fund would be required to make a written demand with a conforming proof of claim (collectively, “Demand”) following an issuer’s nonpayment of principal or interest. There is no designated period within which the FDIC is required to make guarantee payments after receipt and verification of the Demand. Accordingly, the guarantee payments on a portfolio security held by the Fund could be delayed from the date that payment was due under the terms of such security.

Tax Risk.    The risk that income from municipal bonds held by the Fund could be declared taxable because of changes I the tax laws, adverse interpretations by federal or state authorities, or that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

The Internal Revenue Code limits a Fund’s investment in “publicly traded partnerships,” including MLPs and certain ETCFs, to not more than 25% of its assets. Federal tax regulations also limit the amount of the Fund’s income in any taxable year that may be attributable to other types of ETCFs. Failure to adhere to these limitations could require the Fund to pay taxes on all net income and gains earned in any taxable year.

Ultrashort ETFs Risk.    Ultrashort ETFs use investment techniques that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. An Ultrashort ETF’s investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested. Such instruments, particularly when used to create leverage, may expose the Ultrashort ETF and the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the security or index. The use of aggressive investment techniques also exposes the Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities contained in an index underlying an Ultrashort ETF benchmark, including: (1) the risk that an instrument is mispriced; (2) credit or performance risk on the amount the Ultrashort ETF expects to receive from a counterparty; (3) the risk that securities prices, interest rates and currency markets will move adversely and the Ultrashort ETF will incur significant losses; (4) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for any particular instrument and/or possible exchange-imposed price fluctuation limits, which may make it difficult or impossible to adjust an Ultrashort ETF’s position in a particular financial instrument when desired.

Value Investing Risk.    Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns

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Glossary of Investment Risks

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and may lag behind growth stocks in an up market.

Zero Coupon Risk.    The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

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More information about the Funds is available free upon request, including the following:

Annual and Semi-Annual Reports

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds and their policies. A current SAI is on file with the SEC and is incorporated by reference into (considered a legal part of) this Prospectus.

The SAI contains a description of the Funds’ policies and procedures with respect to the disclosure of their portfolio securities. These documents, as well as additional information about the Funds (including portfolio holdings, performance and distributions), are also available on The Huntington Funds’ website at www.huntingtonfunds.com.

Huntington Asset Advisors, Inc., a wholly owned subsidiary of Huntington Bank, is the Advisor to the Huntington Funds.

Unified Financial Securities, Inc. is the Distributor. The Distributor is a wholly-owned subsidiary of Huntington Bancshares, Incorporated.

To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries:

Call

(800) 253-0412

Write

The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110

Log on the Internet

You may also access Fund information at www.huntingtonfunds.com or from the EDGAR Database on the SEC’s website at www.sec.gov. The SEC’s website contains text-only versions of the Huntington Funds’ documents.

Contact the SEC

Call (202) 551-8090 about visiting the SEC’s Public Reference Room in Washington D.C. to review and copy information about the Funds.

Alternatively, you may send your request to the SEC by e-mail at publicinfo@sec.gov or by mail with a duplicating fee to the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

The Huntington Funds Shareholder Services: 1-800-253-0412

Not A Deposit • Not FDIC Insured • May Lose Value • No Bank Guarantee • Not Insured By Any Government Agency

27056 (04/10)

Huntington Funds Shareholder Services:

1-800-253-0412

The Huntington Funds’ Investment Company Act file number is 811-5010.

INTERFUND SHARES PROSPECTUS

HUNTINGTON MONEY MARKET FUND

May 1, 2010

The Securities and Exchange Commission (SEC) has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Huntington Funds

The Interfund Shares are only sold to the other retail Funds in the Trust and are not made available to the general public for investment.

Introduction
2

Fund Summary, Investment Strategy and Risks
2	Money Market Fund

Shareholder Information
5	Distribution of the Funds
6	Pricing Shares
6	Purchasing Shares
7	Exchanging Shares
7	Redeeming Shares

More About The Huntington Funds
8	Management of the Trust
9	Dividends and Distributions
10	Tax Consequences
12	Investment Practices
16	Glossary of Investment Risks

Introduction

As with other investments, you could lose money on your investment in a mutual fund. Your investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank. It is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Fund Summary

Investment Objective

The Fund’s investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high-quality money market instruments.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

None (other than applicable wire transfer fees)

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Interfund Shares
Management Fees	0.29%
Other Expenses (including Shareholder Servicing Fees)	0.33%

Acquired Fund Fees and Expenses	None

Total Annual Fund Operating Expenses	0.62%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Interfund Shares	$63	$199	$346	$774

Principal Investment Strategy

The Advisor strives to maintain a $1.00 net asset value (“NAV”) per share for the Fund by investing in commercial paper and U.S. government agency notes, and other short-term money market instruments, which may include municipal securities that are either rated in the highest rating category by a NRSRO or unrated and deemed to be of comparable quality by the Advisor. In managing the portfolio, the Advisor determines an appropriate dollar-

weighted average maturity range for the Fund (currently between 25 and 60 days) and endeavors to diversify the portfolio across market sectors. Like all money market funds, the Fund’s dollar-weighted average maturity range may extend up to 90 days when the Advisor deems it necessary.

The Fund intends to invest in the securities of U.S. government-sponsored entities (“GSEs”). Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s NAV and returns include:

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Recoupment Risk. The Advisor has entered into a contractual agreement with the Fund whereby the Advisor has agreed to waive all or a portion of its investment advisory fee and/or to reimburse certain operating expenses of the Fund to the extent necessary to ensure that the Fund maintains a positive yield of at least 0.01%. The Advisor shall be entitled to recoup from the Fund any waived and/or reimbursed amounts pursuant to the agreement for a period of up to three (3) years from the date of the waiver and/or reimbursement. This recoupment could negatively affect the Fund’s future yield. The Advisor may terminate the agreement at any time upon thirty (30) days’ prior written notice to the Fund.

Performance: Bar Chart and Table

Risk/Return Bar Chart

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Performance Bar Chart and Table

Best Quarter	Q3 2006	1.19%
Worst Quarter	Q4 2009	0.00%

This table shows the Fund’s average annual total returns for Interfund Shares, periods ended December 31, 2009.

Average Annual Total Returns

(for the periods ended December 31, 2008)

	1 Year	5 Year	Since Class Inception*
Money Market Fund — Interfund Shares	0.03%	2.71%	2.02%

*	Since September 4, 2001.

Investment Advisor

The Fund’s investment advisor is Huntington Asset Advisors, Inc.

Purchasing and Redeeming Shares

There are no minimum initial purchase or subsequent investment amounts for the Fund’s Interfund Shares.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 322-4600; by check payable to the Huntington Money Market Fund and applicable Share class (e.g., Huntington Money Market Fund — Interfund Shares) (Mail to The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (Huntington National Bank NA, ABA #044000024, Huntington Fund, Account #01892228947, Shareholder Name, Shareholder Account Number). Redeem on any business day when the Federal Reserve Bank and the New York Stock Exchange are open by telephone at (800) 322-4600, or by calling your Investment Professional; or by mail at the Huntington Funds address above. You may receive redemption proceeds by wire (wire transfer fees may apply), by electronic bank transfer or by check. Sales charges may apply to purchase or redemption of Shares.

Tax Information

The Fund intends to distribute substantially all of its net investment income (including net realized capital gains and tax-exempt interest income, if any) to shareholders at least annually. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Principal Investment Strategy and Risks

Money Market Fund

Investment Focus

High-quality, short-term debt securities

Principal Investment Strategy

Maximize current income while preserving capital

Share Price Volatility

Low

Investment Strategy

The Fund’s investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high quality money market instruments.

Huntington Asset Advisors, Inc. (“Advisor”) strives to maintain a $1.00 net asset value (“NAV”) per share for the Fund by investing in commercial paper and U.S. government agency notes, and other short-term money market instruments, which may include municipal securities that are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization or unrated and deemed to be of comparable quality by the Advisor. In managing the portfolio, the Advisor determines an appropriate dollar weighted average maturity range for the Fund (currently between 25 and 60 days) and endeavors to diversify the portfolio across market sectors. (Like all money market funds, the Fund’s dollar-weighted average maturity range may extend up to 90 days when the Advisor deems it necessary). The Advisor employs a top-down analysis of economic and market factors to select Fund investments. In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.

The Fund intends to invest in the securities of U.S. government-sponsored entities (“GSEs”). Some GSE securities are backed by the full faith and credit of the United States government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System.

These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. government, include those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the United States government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Short-term or risk-averse investors seeking our typically highest-yielding money market fund

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by extreme market volatility and governmental interventions, as described in the “Glossary of Investment Risks”. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Recoupment Risk: The Advisor has entered into a contractual agreement with the Fund whereby the Advisor has agreed to waive all or a portion of its investment advisory fee and/or to reimburse certain operating expenses of the Fund to the extent necessary to ensure that the Fund maintains a positive yield of at least 0.01%. The Advisor shall be entitled to recoup from the Fund any waived and/or reimbursed amounts pursuant to the agreement for a period of up to three (3) years from the date of the waiver and/or reimbursement. This recoupment could negatively affect the Fund’s future yield. The Advisor may terminate the agreement at any time upon thirty (30) days’ prior written notice to the Fund.

For more information about risks, please see the “Glossary of Investment Risks.”

An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

Shareholder Information

Before you invest, we encourage you to carefully read the Fund profile included in this Prospectus and consider whether the Fund is appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision.

Choosing a Share Class

The Fund offers different classes of shares, each of which has different expenses and other characteristics. One class of Fund shares—Interfund Shares—is offered in this prospectus. Three other classes of Fund shares—Institutional Shares, Class A Shares, and Class B Shares—are offered in separate prospectuses and each has its own expense structure. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of Interfund Shares:

Interfund Shares

•	No sales charges.

•	No Distribution (Rule 12b-1) fees.

•	Available only for purchase by the other Funds of the Trust.

Distribution of the Funds

Unified Financial Securities, Inc. (“Distributor”), a wholly-owned subsidiary of Huntington Bancshares, Incorporated (“HBI”), serves as the Fund’s Distributor. From time to time, the Distributor may pay out of its reasonable profits and other resources (including those of its affiliates) advertising, marketing and other expenses for the benefit of the Fund.

Pricing Shares

The Fund calculates the NAV per Interfund Share for the Fund as follows: at 1:00 p.m. Eastern Time.

The Fund attempts to stabilize the NAV per Interfund Share at $1.00 by valuing its portfolio securities using the amortized cost method. These valuation methods are more fully described in the Fund’s Statement of Additional Information (“SAI”).

The Fund is open for business on any day the NYSE is open.

In addition, the Fund reserves the right to open for business and allow the purchase, redemption, and exchange of Shares on any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Fund reserves the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day, to the time of such closing.

Purchasing Shares

You may purchase Interfund Shares on any business day when the Federal Reserve Bank and the NYSE are open, and as discussed above.

Your purchase order is priced at the next NAV calculated after your order is received by the Fund or its designated agent. If your order is received by the Fund or its designated agent before 1:00 p.m. (Eastern Time) and the Fund receives payment in federal funds by the close of the Federal Reserve wire system, you will begin earning dividends that day. Investments in the Fund made by check, Automated Clearing House (“ACH”) or Systematic Investment Program (“SIP”) will begin earning dividends when the payment is converted to federal funds (normally the next business day).

Additional Information

The Fund reserves the right to suspend the sale of Interfund Shares temporarily and the right to refuse any order to purchase Interfund Shares.

If the Fund receives insufficient payment for a purchase, or the Fund does not receive payment within three (3) business days, or your check doesn’t clear, it may cancel the purchase and you may be liable for any losses to the Fund. In addition, you will be liable for any loses or fees incurred by the Fund or its Transfer Agent in connection with the transaction.

How to Buy Interfund Shares

1. Call

•	The Fund at (800)-322-4600

•	Your Investment Professional

2. Make Payment

By Federal funds wire to:

Huntington National Bank NA

ABA #044000024

Huntington Fund

Account #01892228947

Shareholder Name

Shareholder Account Number

(The Trust will treat your order as having been received immediately upon receipt by its transfer agent)

Exchanging Shares

Interfund Shares may not be exchanged for other shares of the Fund or any other funds.

Redeeming Shares

You may redeem Interfund Shares on any business day when the Federal Reserve Bank and the NYSE are open and on certain other trading days described above.

The price at which the Fund will redeem an Interfund Share will be its NAV next determined after the order is considered received.

For shareholders who request redemptions prior to 1:00 p.m. (Eastern Time), usually the proceeds will be wired on the same day or a check will be mailed on the following business day. For shareholders who request redemptions after the cut-off time mentioned above, usually proceeds will be wired or a check will be mailed the following business day after NAV is next determined. Proceeds are wired to an account designated in writing by the shareholder at any domestic commercial bank which is a member of the Federal Reserve System. Proceeds to be paid by check are sent to the shareholder’s address of record.

To the extent permitted by federal securities laws, the Fund reserves the right to suspend the redemption of Interfund Shares temporarily under extraordinary market conditions such as market closures or suspension of trading by the SEC. The Fund also reserves the right to postpone payment for more than seven days where payment for Interfund Shares to be redeemed has not yet cleared.

Note: Proceeds from the redemption of Shares purchased by check, ACH, or SIP will be delayed until the purchase has cleared, which may take up to ten business days.

The Fund may terminate or modify the methods of redemption at any time. In such case, you will be promptly notified.

How to Redeem Interfund Shares

1. Call (You must have completed the appropriate section on your account application)

•	The Fund at (800) 322-4600

•	Your Investment Professional.

Frequent Trading Policies

Given the short-term nature of the Fund’s investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that, in the normal case, frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as liquid short-term investments, the Fund’s policies or procedures to discourage frequent or short-term trading do not apply to the Fund’s Shares. However, the Fund may limit or terminate the availability of purchases or exchanges to a shareholder and may bar the shareholder from purchasing or exchanging shares of the Fund and other Huntington non-money market funds if the Fund’s management or Advisor determines from the amount, frequency or pattern of purchases and redemptions or exchanges that the shareholder is engaged in excessive trading that is or could be detrimental to the Huntington non-money market funds and their shareholders.

Portfolio Holdings Information

You can access summary portfolio composition information concerning the Fund’s portfolio holdings in the “Fund Fact Sheets” option under the “Fund Shareholders” or “Prospective Investors” pages of The Huntington Funds website at www.huntingtonfunds.com. This information is prepared as of the end of each quarter, is posted on the website approximately 30 days after the end of the quarter, and remains there until replaced by the information for the succeeding quarter. The summary portfolio composition information may include the following types of information, but is subject to change: identification of the Fund’s top 25 holdings, and percentage breakdowns of the portfolio holdings by sector, credit quality, and/or country, as applicable.

In addition, the Fund’s Annual and Semi-Annual reports contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. You may obtain copies at www.huntingtonfunds.com or by calling 1-800-253-0412. The Fund also prepares a report on Form N-Q of its portfolio holdings as of the end of the Fund’s first and third fiscal quarters. Each of these fiscal quarter reports contains complete listings of the Fund’s portfolio holdings and is filed with the SEC within 60 days of the end of the reporting period at the SEC’s website at www.sec.gov, or you may obtain a copy by calling The Huntington Funds at 1-800-253-0412. These reports on Form N-Q and the Fund’s Annual and Semi-Annual reports are also posted on the Fund’s website at www.huntingtonfunds.com.

More About The Huntington Funds

Management of the Trust

The Trustees of the Trust are responsible for generally overseeing the conduct of the Fund’s business. The Advisor, whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43215, serves as investment advisor to the Fund pursuant to an investment advisory agreement.

Investment Advisor

Subject to the supervision of the Trustees, the Advisor provides a continuous investment program for the Fund, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Fund.

The Advisor, a separate, wholly owned subsidiary of The Huntington National Bank, is the investment advisor to The Huntington Funds. As of December 31, 2009, the Advisor had assets under management of $3.2 billion. The Advisor has served as investment advisor to the Trust since 1987.

The Huntington National Bank is a direct, wholly-owned subsidiary of HBI, a Maryland corporation with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43215. As of December 31, 2009, The Huntington National Bank had assets of $53 billion.

Fees Paid To Advisor and Affiliates

The Advisor and its affiliates provide the Fund with advisory, administration, transfer agency, accounting, distribution and custodian services.

A discussion of the Trustees’ review of the investment advisory agreements with the Trust is available in the Fund’s Annual Report for the period ended December 31, 2009.

The Fund pays the Advisor management fees as a percentage of average daily net assets (ADNA) for its services as investment advisor as follows:

Tiered	Annual Rate
Up to $500 million	0.30%
On the next $500 million	0.25%
On excess of $1 billion	0.20%

Administration Services:

The Huntington National Bank provides administration services at the following annual rate of the ADNA of the Fund:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Fund
0.1822%	on the first $4 billion
0.1650%	on the next $2 billion
0.1575%	on the next $2 billion
0.1450%	on assets in excess of $8 billion

There is no minimum annual fee per Fund or class of Shares.

Prior to April 1, 2009, the administrative services were provided at the following annual rate of the ADNA of the Fund:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Fund
0.1835%	on the first $4 billion
0.1650%	on the next $2 billion
0.1575%	on the next $2 billion
0.1450%	on assets in excess of $8 billion

The Advisor and its affiliates may pay out of their own reasonable resources and profits, fees or other expenses for shareholder and/or recordkeeping services and/or marketing support.

Effective April 1, 2009, Unified Fund Services, Inc. (“Unified”), a wholly-owned subsidiary of HBI, began serving as the Fund’s sub-administrator, assisting with the provision of administrative services necessary to operate the Fund. Out of the fees paid to it by the Fund, The Huntington National Bank pays Unified fees for its sub-administrative services.

Prior to April 1, 2009, Federated Services Company, a wholly-owned subsidiary of Federated Investors, Inc., served as sub-administrator to the Fund.

Financial Administration and Portfolio Accounting Services

The Huntington National Bank has sub-contracted certain fund accounting services to Citi Fund Services Ohio, Inc. (“Citi”). Out of the fees paid to it by the Fund, The Huntington National Bank pays Citi for these services based on the level of average net assets of the Fund for the period, subject to minimum fees in certain circumstances.

Custody Services

The Huntington National Bank currently serves as custodian of the Fund and receives a maximum fee of 0.026% of the Fund’s end of month net assets, plus out-of-pocket expenses.

Transfer Agency Services

Unified is transfer and dividend disbursing agent for the Fund. For its services, Unified is entitled to receive a yearly fixed amount per shareholder account, subject to yearly minimum fees per portfolio and/or share class. Unified is also entitled to receive additional amounts that may be activity or time-based charges, plus reimbursement for out-of-pocket expenses.

Dividends and Distributions

The Fund declares dividends on investment income daily and pays them monthly. The Fund also makes distributions of net capital gains, if any, at least annually.

Distribution Options

All dividends and distributions payable to a holder of Interfund Shares will be automatically reinvested in additional Interfund Shares, unless the shareholder makes an alternative election to receive some or all distributions in cash. Shareholders may choose to reinvest any capital gains distributions, but receive all other distributions in cash.

Tax Consequences

There are many important tax consequences associated with investment in the Fund offered by this Prospectus. The following is a brief summary of certain income tax consequences relating to an investment in the Fund, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Federal Income Taxes

Taxation of Distributions

The Fund offered by this prospectus intends to distribute substantially all of its net investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the Shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder’s investment (and thus were included in the price paid).

Avoid Withholding Tax

The Fund is required to withhold a portion of taxable dividends, capital gains distributions and proceeds of sales, exchanges, or redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) or otherwise fails to meet certain requirements imposed by the IRS. Shareholders are urged to read the additional information concerning withholding provided in the SAI.

Financial Highlights

The financial highlights table that follows is intended to help you understand the Fund’s financial performance for the fiscal years ended December 31. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund’s financial statements, which, for the years ended December 31, 2009, 2008, 2007, 2006 and 2005, have been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

Financial Highlights

	Money Market Fund Interfund Shares Year Ended December 31,
(For a share outstanding throughout the period)	2009		2008		2007		2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	—	(¹)	0.02		0.05		0.04		0.03
Net realized and unrealized gain on investments	—	(¹)	—	(¹)	—	(¹)	—	(¹)	—
Distributions to shareholders from net investment income	—	(¹)	(0.02)		(0.05)		(0.04)		(0.03)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return	0.03%		1.85%		4.63%		4.46%		2.64%
Ratio of Net Expenses to Average Net Assets	0.37%		0.55%		0.54%		0.57%		0.56%
Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	0.63%		0.55%		0.54%		0.57%		0.57%
Ratio of Net Investment Income to Average Net Assets	0.03%		1.91%		4.51%		4.36%		2.64%
Net assets, end of period (000 omitted)	$62,376		$36,102		$60,548		$40,803		$35,266

(1)	Amount is less than $0.005.

Investment Practices

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following table describes the principal securities and techniques the Fund uses, as well as the main risks they pose. Following the table is a more complete discussion of each risk. You may also consult the SAI for more details about these and other securities in which the Fund may invest.

Instrument	Risk Type
Asset-Backed Securities. Securities backed by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or assets.	Pre-payment Extension Market Credit Regulatory

Bankers’ Acceptances: Bills of exchange or time drafts drawn on and accepted by a commercial bank. They generally have maturities of six months or less.	Credit Liquidity Market

Bonds: Bonds or fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a bond or a fixed income security must repay the principal amount of the security, normally within a specified time. Bonds or fixed income securities provide more regular income than equity securities. However, the returns on bonds or fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of bonds or fixed income securities as a compared to equity securities.	Market Credit Liquidity Pre-payment Extension

Certificates of Deposit: Negotiable instruments with a stated maturity.	Market Credit Liquidity

Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Their maturities generally vary from a few days to nine months.	Credit Liquidity Market

Demand Notes: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by the Fund.	Credit Market Liquidity Management

Illiquid Securities: Securities that ordinarily cannot be sold within seven business days at the value the Fund has estimated for them. The Fund may invest up to 15% of its total assets in illiquid securities.	Liquidity Market

Investment Company Securities: Shares of registered investment companies. These may include other registered investment companies for which the advisor or any of their affiliates serves as investment advisor, administrator or distributor. The Fund may invest up to 5% of its assets in the shares of any one registered investment company. The Fund may not, however, own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the shares of other registered investment companies. As a shareholder of an investment company, the Fund will indirectly bear investment management fees and other fees and expenses of that investment company, which are in addition to the management and other fees the fund pays its own Advisor.	Market Investment Company Risk

Instrument	Risk Type
Money Market Instruments: Investment-grade, U.S. dollar-denominated debt securities with remaining maturities of one year or less. These may include short-term U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers’ acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.	Market Credit

Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include private activity bonds and industrial development bonds, as well as general obligation bonds, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, other short-term tax-exempt obligations, municipal leases, and obligations of municipal housing authorities (single family revenue bonds). There are two general types of municipal bonds: General-Obligation Bonds, which are secured by the taxing power of the issuer and Revenue Bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation (“COPs”); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district (“Mello-Roos”) issues which are secured by taxes on specific real estate parcels; hospital revenue; and industrial development bonds that are secured by the financial resources of a private company.	Market Credit Diversification Political Tax Regulatory

Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan by the Fund.	Market

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by the Fund.	Market Leverage

Restricted Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities. Restricted securities may be either liquid or illiquid securities.	Liquidity Market

Securities Lending: All Funds may each lend up to 331/3% of their total assets. Such loans must be fully collateralized by cash, U.S. government obligations or other high-quality debt obligations and marked to market daily.	Market Liquidity Leverage

Instrument	Risk Type
Tax-Exempt Commercial Paper: Commercial paper issued by governments and political sub-divisions.	Credit Liquidity Market Tax

Time Deposits: Non-negotiable receipts issued by a bank in exchange for a deposit of money.	Credit Liquidity Market

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (“GSE”) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States government and some GSE securities are not. GSE securities backed by the full faith and credit of the United States government include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

GSE securities not backed by the full faith and credit of the United States government but that receive support through federal subsidies, loans or other benefits include the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations. Other GSE securities are not backed by the full faith and credit of the United States government and have no explicit financial support including the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities. The Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Market Credit Pre-payment

U.S. Treasury Obligations: Bills, notes, bonds, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.	Market

Variable and Floating Rate Instruments: Obligations with interest rates that are reset daily, weekly, quarterly or on some other schedule. Such instruments may be payable to the Fund on demand.	Credit Liquidity Market

When-Issued Securities and Forward Commitments: A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date.	Market Leverage Liquidity Credit

Instrument	Risk Type
Zero-Coupon Securities: Zero-coupon securities are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity.	Credit Market Zero Coupon Liquidity Pre-payment Extension

Glossary of Investment Risks

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading “What are the main risks of investing in this Fund?” in the Fund profile. Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain types of investments are more susceptible to these risks than others.

Government Intervention and Extreme Volatility. Instability in the financial markets has led the United States Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Funds invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds themselves are regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Asset-Backed Securities Risk. Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Diversification Risk: When a Fund invests more than 25% of its net assets in securities of issuers within a particular geographic region or business sector, it is subject to increased risk. As is the case with respect to each of the single state Funds, performance will generally depend on the region’s performance, which may differ in direction and degree from that of the overall stock market. In the case of the Real Strategies Fund, performance may also depend on the performance of one or more business sectors. In addition, financial, economic, business and political developments affecting the region or sector may have a greater effect on these Funds.
Extension Risk. Extension risk is the possibility that rising interest rates may cause prepayments on underlying obligations to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Investment Company Risk. Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund will bear these expenses as an investor in underlying funds and, as a result, so investors in the Fund may bear higher expenses than a Fund that invests directly in equity or fixed income securities. These estimated expenses of the Fund are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Management Risk. The risk that a strategy used by a Fund’s portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed securities represent participating interests in pools of residential mortgage loans, some of which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a Fund and not the purchase of shares of the Fund.

Mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall. An increased rate of prepayments on the Fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the Fund as the Fund may be required to reinvest assets at a lower interest rate. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. The prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

Collateralized Mortgage Obligations: A Fund may invest in mortgage-backed securities called collateralized mortgage obligations (“CMOs”). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a Fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-Backed Securities: Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Political Risk. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Prepayment Risk. Many types of fixed-income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.

Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread may cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Recoupment Risk. The Advisor has entered into a contractual agreement with the Fund whereby the Advisor has agreed to waive all or a portion of its investment advisory fee and/or to reimburse certain operating expenses of the Fund to the extent necessary to ensure that the Fund maintains a positive yield of at least 0.01%. The Advisor shall be entitled to recoup from the Fund any waived and/or reimbursed amounts pursuant to the agreement for a period of up to three (3) years from the date of the waiver and/or reimbursement. This recoupment could negatively affect the Fund’s future yield.

Regulatory Risk. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

Tax Risk. The risk that income from municipal bonds held by the Fund could be declared taxable because of changes in the tax laws, adverse interpretations by federal or state authorities, or that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

The Internal Revenue Code limits a Fund’s investment in “publicly traded partnerships,” including MLPs and certain ETCFs, to not more than 25% of its assets. Federal tax regulations also limit the amount of the Fund’s income in any taxable year that may be attributable to other types of ETCFs. Failure to adhere to these limitations could require the Fund to pay taxes on all net income and gains earned in any taxable year.

Unrated Securities Risk. To the extent that the Fund invests in unrated securities, these securities may prove less liquid than rated securities as less information is available regarding the securities and a market may not exist for the securities at a given point in time.

Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

More information about the Fund is available free upon request, including the following:

Annual and Semi-Annual Reports

The Semi-Annual Report includes unaudited information about the performance of the Fund, portfolio holdings and other financial information. The Annual Report includes similar audited information.

Statement of Additional Information

Provides more detailed information about the Fund and its policies including a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities. A current SAI is on file with the SEC and is incorporated by reference into (considered a legal part of) this Prospectus. The SAI contains a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities.

These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on The Huntington Funds’ website at www.huntingtonfunds.com.

HUNTINGTON ASSET ADVISORS, INC., a wholly owned subsidiary of The Huntington National Bank, is the Advisor to the Fund.

UNIFIED FINANCIAL SECURITIES, INC. is the Distributor and is a wholly-owned subsidiary of Huntington Bancshares, Incorporated.

To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make other inquiries:

Call (800) 253-0412

Write

Huntington Funds

P.O. Box 6110

Indianapolis, IN 46206-6110

Log on to the Internet

You may also access Fund information at www.huntingtonfunds.com or from the EDGAR Database on the SEC’s website at www.sec.gov. The SEC’s website contains text-only versions of The Huntington Funds’ documents.

Contact the SEC

Call (202) 551-8090 about visiting the SEC’s Public Reference Room in Washington DC to review and copy information about the Funds.

Alternatively, you may send your request to the SEC by e-mail at publicinfo@sec.gov or by mail with a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520.

The Huntington Funds’ Investment Company Act file number is 811-5010.

Cusip 446327496

Huntington Funds Shareholder Services: 1-800-253-0412

t Not FDIC Insured    t No Bank Guarantee  t May Lose Value

Huntington Money Market Fund (Ticker: HFTXX)

Prospectus

May 1, 2010

THE SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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FUND SUMMARY	2
PRINCIPAL INVESTMENT STRATEGIES AND RISKS	3
ADVISOR	5
FEES PAID TO ADVISOR AND AFFILIATES	5
PURCHASES AND REDEMPTIONS	6
DIVIDENDS, DISTRIBUTIONS AND TAXES	8
DISTRIBUTION ARRANGEMENTS	8
FINANCIAL HIGHLIGHTS	9

Not a Deposit – Not FDIC Insured – May Lose Value – No Bank Guarantee – Not Insured by Any Government Agency

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Investment Objective

The Huntington Money Market Fund’s (the “Fund”) investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high-quality money market instruments.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage

of the value of your investment)

Management Fees	0.29%
Distribution (12b-1) Fees	0.25%
Other Expenses (including Shareholder Services Fee)	0.58%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.14%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$116
3 Years	$362
5 Years	$628
10 Years	$1,386
10 Years

Principal Investment Strategies

The Advisor strives to maintain a $1.00 net asset value (“NAV”) per share for the Fund by investing in commercial paper and U.S. government agency notes, and other short-term money market instruments, which may include municipal securities that are either rated in the highest rating category by a nationally rated statistical rating organization or unrated and deemed to be of comparable quality by the Advisor. In managing the portfolio, the Advisor determines an appropriate dollar-weighted average maturity range for the Fund (currently between 25 and 60 days) and endeavors to diversify the portfolio across market sectors. (Like all money market funds, the Fund’s dollar-weighted average maturity range may extend up to 90 days when the Advisor deems it necessary.)

The Fund intends to invest in the securities of U.S. government-sponsored entities (“GSEs”). Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s NAV and returns include:

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Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

•

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

•

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

•

Recoupment Risk. The Advisor has entered into a contractual agreement with the Fund whereby the Advisor has agreed to waive all or a portion of its investment advisory fee and/or to reimburse certain operating expenses of the Fund to the extent necessary to ensure that the Fund maintains a positive yield of at least 0.01%. The Advisor shall be entitled to recoup from the Fund any waived and/or reimbursed amounts pursuant to the agreement for a period of up to three (3) years from the date of the waiver and/or reimbursement. This recoupment could negatively affect the Fund’s future yield. The Advisor may terminate the agreement at any time upon thirty (30) days’ prior written notice to the Fund.

Performance: Bar Chart and Table

Risk/Return Bar Chart

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods and includes comparative performance information. The Fund’s performance will fluctuate and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information is available at www.huntingtonfunds.com or by calling 1-800-253-0412.

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Best Quarter:	Q3	2000	1.49%
Worst Quarter:	Q3	2009	0.00%

Average Annual Total Return Table

This table shows the average annual total returns of the Fund’s Shares before taxes for the period ended 12/31/09.

1 Year	5 Years	10 Years
0.01%	2.30%	2.17%

For current 7-day yield information, call 1-800-408-4682.

Investment Advisor

The Fund’s investment advisor is Huntington Asset Advisors, Inc.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Shares is $1,000 for initial investments outside the Systematic

Investment Program (“SIP”) ($100 for Current Employees), $500 for initial investments through an IRA Account, and $50 for initial investments through the SIP ($25 for Current Employees). The minimum subsequent investment is $50.

You may purchase or redeem Shares of the Fund on any business day when the Federal Reserve Bank and the New York Stock Exchange (“NYSE”) are open. Shares may be purchased by calling your Investment Professional or Unified Fund Services, Inc. at 1-800-408-4682; by wire or by check. Redeem Shares by calling your Investment Professional or Unified Fund Services, Inc. at the number above or by mail.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA). Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received.

Payments to Broker-Dealers and Other

Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

This section of the Prospectus provides a more complete description of the principal strategies and risks of the Fund.

Please note:

Additional descriptions of the Fund’s strategies and investments, as well as other strategies and investments not described below, may be found in the Fund’s SAI.

•

The Fund’s investment objective is fundamental and may be changed only by a vote of a majority of the Fund’s outstanding shares. There is no guarantee that the Fund will achieve its investment objective.

•	Except as noted otherwise, the Fund’s investment strategies are not fundamental and thus can be changed without a shareholder vote.

Investment Objective: The Fund’s investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high quality money market instruments.

Principal Investment Strategies:

The Advisor strives to maintain a $1.00 NAV per share by investing in commercial paper and U.S. government agency notes, and other short-term money market instruments, which may include municipal securities, that are either rated in the highest rating category by a nationally recognized statistical rating organization or unrated and deemed to be of comparable quality by the Advisor. In managing the portfolio, the Advisor determines an appropriate dollar weighted average maturity range for the Fund (currently between 25 and 60 days) and endeavors to diversify the portfolio across market sectors. Like all money market funds, the Fund’s dollar-weighted average maturity range may extend up to 90 days when the Advisor deems it necessary.

The Advisor employs a top-down analysis of economic and market factors to select Fund investments. In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.

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The Fund intends to invest in the securities of U.S. government-sponsored entities (“GSEs”). Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. government include those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation.

As a general matter, the Fund complies with SEC money market rules that impose strict requirements on the investment quality, maturity and diversification of the Fund’s holdings.

Principal Risks. Loss of money is a risk of investing in the Fund. The principal risks of investing in the Fund are:

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

In addition, your investment in the Fund may be subject to the following risks:

Government Intervention and Extreme Volatility. Instability in the financial markets has led the United States government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price. If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Liquidity Risk. Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open and could incur losses.

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Prepayment Risk. Many types of fixed-income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.

Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread may cause the price of the mortgage-backed security to decline. Spreads generally

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increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Another important thing for you to note:

An investment in the Fund is not a deposit or an

obligation of The Huntington National Bank (“Bank”), its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

ADVISOR

The Board of Trustees (“Trustees”) of The Huntington Funds (“Trust”) is responsible for generally overseeing the conduct of the Fund’s business. The Advisor’s address is Huntington Center, 41 South High Street, Columbus, Ohio 43215, and has served as the Fund’s investment advisor since the Fund’s inception. The Advisor is a separate, wholly-owned subsidiary of the Bank. As of December 31, 2009, the Advisor had assets under management of $3.2 billion.

Subject to the supervision of the Trustees of the Fund, the Advisor provides a continuous investment program for the

Fund, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Fund. Through its portfolio management team, the Advisor makes the day-to-day investment decisions and continuously reviews and administers the investment programs of the Fund.

The Bank is a direct, wholly-owned subsidiary of Huntington Bancshares, Incorporated (“HBI”), a Maryland corporation with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43215. As of December 31, 2009, the Bank had assets of $53 billion.

FEES PAID TO ADVISOR AND AFFILIATES

The Advisor and its affiliates provide the Fund with advisory, administration, transfer agency, accounting, distribution and custodian services.

A discussion of the Trustees’ review of the investment advisory agreements with the Trust is available in the Fund’s Annual Report for the period ended December 31, 2009.

The Fund pays the Advisor management fees as a percentage of average daily net assets (ADNA) for its services as investment advisor as follows:

Tiered	Annual Rate
Up to $500 million	0.30%
On the next $500 million	0.25%
On excess of $1 billion	0.20%

Administration

The Bank provides administration services at the following annual rate of the ADNA of the Fund on a tiered basis:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Fund
0.1822%	on the first $4 billion
0.1650%	on the next $2 billion
0.1575%	on the next $2 billion
0.1450%	on assets in excess of $8 billion

There is no minimum annual fee per Fund or class of Shares.

Prior to April 1, 2009, the administration services were at the following annual rate of the ADNA of the Fund on a tiered basis:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Fund
0.1835%	on the first $4 billion
0.1650%	on the next $2 billion
0.1575%	on the next $2 billion
0.1450%	on assets in excess of $8 billion

The Advisor and its affiliates may pay out of their own reasonable resources and profits, fees or other expenses for shareholder and/or recordkeeping services and/or marketing support.

Effective April 1, 2009, Unified Fund Services, Inc. (“Unified”), a wholly-owned subsidiary of HBI, began serving as the Fund’s sub-administrator, assisting with the provision of administrative services necessary to operate the Fund. Out of the fees paid to it by the Fund, the Bank pays Unified fees for its sub-administrative services.

Prior to April 1, 2009, Federated Services Company, a wholly-owned subsidiary of Federated Investors,

Inc., served as sub-administrator to the Fund.

Financial Administration and Portfolio Accounting Services

The Bank has sub-contracted certain fund accounting services to Citi Fund Services Ohio, Inc. (“Citi”). Out of the fees paid to it by the Fund, the Bank pays Citi for these services based on the ADNA of the Fund, subject to minimum fees in certain circumstances.

Custody Services

The Bank currently serves as custodian of the Fund. For its custody services, the Bank receives an annual maximum fee of 0.026% calculated on the domestic assets in the Fund as of the last day of each month, plus out of pocket expenses.

Transfer Agency Services

Unified is the transfer and dividend disbursing agent for the Fund.

For its services, Unified is entitled to receive a yearly fixed amount per shareholder account, subject to yearly minimum fees per portfolio and/or share class. Unified is also entitled to receive additional amounts that may be activity or time-based charges, plus reimbursement for out-of-pocket expenses.

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Shareholder Service Fee

The Fund may pay a Shareholder Service fee up to 0.25% of its ADNA, which may be paid to financial intermediaries for providing shareholder assistance, maintaining shareholder accounts and communicating or facilitating purchases and redemption of shares. Intermediaries that receive Shareholder Service fees may include a company affiliated with the management of the Distributor, as defined herein, and/or Advisor.

PURCHASES AND REDEMPTIONS

Pricing of Shares

The price at which the Fund will offer or redeem its Shares is the NAV determined after the order is considered received. The Fund attempts to stabilize its NAV per Share at $1.00 by valuing its portfolio securities using the amortized cost method. These valuation methods are more fully described in the Fund’s SAI.

The Fund calculates its NAV per Share at 1:00 p.m. Eastern Time.

In addition, the Fund reserves the right to allow the purchase and redemption of Shares on any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Fund reserves the right to advance the time NAV is determined and by which purchase and redemption orders must be received on that day, to the time of such closing.

The Fund is open for business on any day the NYSE is open.

Purchasing Shares

You may purchase Shares of the Fund on any business day when the Federal Reserve Bank and the NYSE are open, and as discussed under “Pricing of Shares,” above. In connection with the sale of the Fund’s Shares, the Fund’s Distributor, as defined herein, or its affiliates, may from time to time offer certain items of nominal value to any shareholder.

How to Buy Shares

1.	Minimum investment requirements:

•	$1,000 for initial investments outside the Systematic Investment Program (“SIP”) ($100 for Current Employees)

•	$500 for initial investments through an IRA Account

•	$50 for initial investments through the SIP ($25 for Current Employees)

•	$50 for subsequent investments (including IRA Accounts)

These minimum investment requirements may be waived under certain circumstances for certain investors, including, but not limited to, investments in connection with cash sweep arrangements and for IRA Accounts.

2.	Call

•	Unified Fund Services, Inc. at (800) 408-4682

•	Your Investment Professional

3.	Make Payment

•	By check payable to “Liquid Green Account” and send directly to:

Liquid Green Account

c/o Unified Fund Services

P.O. Box 6110

Indianapolis, IN 46206-6110

Note: Checks must be made payable to Liquid Green Account. Third party checks will not be accepted.

(The Fund will treat your order as having been received once the Fund receives your check).

OR

•	By Federal funds wire to:

Huntington National Bank, N.A.

ABA #044000024

Liquid Green Account

Account #01892240239

Shareholder Name

Shareholder Account Number

(The Fund will treat your order as having been received immediately upon receipt by its transfer agent).

OR

•	By check or Federal funds wire

•	Through the SIP

(Once you become a participant in the SIP, your investments will be made automatically at your requested intervals.)

Other methods of acceptable payment are discussed in the SAI.

Call Unified at (800) 408-4682 if you have any questions about purchasing Shares.

Systematic Investment Program (SIP)

You may invest on a regular basis in Fund Shares through the SIP. To participate, you must open an account with the Fund by calling Unified at (800) 408-4682, request and complete an application, and invest at least $50 at periodic intervals. This Program may not be available to accounts established through certain financial institutions, and minimum investment requirements may differ.

Please contact Unified for more details.

Once you have signed up for SIP, the Fund will automatically withdraw money from your bank account and invest it in Shares of the Fund. Your participation in SIP may be canceled if you do not maintain sufficient funds in your bank account to pay for your investment.

Other Information

With regard to investments in the Fund, you will begin earning dividends on the day your order is received if Unified receives payment in federal funds before 1:00 p.m.

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(Eastern Time). Investments in the Fund made by check, automated clearing house (“ACH”) or SIP are considered received when the payment is converted to federal funds (normally the next business day). Orders placed through an intermediary must be received and transmitted to the Fund before the applicable cut-off time in order for Shares to be purchased that day. It is the intermediary’s responsibility to transmit orders promptly; however, you should allow sufficient time for orderly processing and transmission.

The Fund reserves the right to suspend the sale of Fund Shares temporarily and the right to refuse any order to purchase Fund Shares.

If the Fund receives insufficient payment for a purchase, or the Fund does not receive payment within three (3) business days, or your check doesn’t clear, the Fund will cancel the purchase and may charge you a fee. In addition, you will be liable for any losses or fees incurred by the Fund or it transfer agent.

Redeeming Shares

You may redeem Fund Shares on any business day when the Federal Reserve Bank and the NYSE are open, and as discussed under “Pricing of Shares,” above.

How to Redeem Shares

1.	Call (To redeem Shares by phone, you must have completed the appropriate section on your account application).

•	Unified at (800) 408-4682

•	Your Investment Professional

OR

Write

Liquid Green Account

c/o Unified Fund Services, Inc.

P.O. Box 6110

Indianapolis, IN 46206-6110

OR

Write a Check

In an amount of at least $250 from your Fund account (You may not use a check to close an account).

You may write checks payable to any payee in any amount of $250 or more. You may present up to three checks per month for payment free of charge. Additional checks will result in a charge of $0.30 per check. Daily dividends will continue to accrue on the Shares redeemed by check until the day the check is presented for payment.

2.	Provide the required information

•	The name of the Fund (Liquid Green Account)

•	Specify the Share class (Class A)

•	Your account number

•	The name and address on your account

•	Your bank’s wire transfer information (for wire transfers)

•	The dollar amount or number of Shares you wish to redeem

•	Your signature (for written requests)

If you request a redemption of over $50,000, request any redemption to be sent to an address other than the address on record with the Fund or Transfer Agent, or request any redemption to be paid to a person or persons other than the shareholder(s) of record, you will need a New Technology Medallion Signature Guarantee in order to redeem.

In order to redeem Shares on a particular day, the Fund must receive your request before 1:00 p.m. (Eastern Time). Proceeds from the redemption of Shares purchased by check, ACH, or SIP will be delayed until the purchase has cleared, which may take up to ten business days.

For Fund shareholders who request redemptions prior to 1:00 p.m. (Eastern Time), usually the proceeds will be wired on the same day or a check will be mailed on the following business day if the request is received by Unified by 1:00 p.m. (Eastern Time). Shareholders will not receive that day’s dividend. For Fund shareholders who request redemptions after the cut-off time mentioned above, usually proceeds will be wired or a check will be mailed the following business day after NAV is next determined. However, shareholders will receive the previous day’s dividend. Redemption requests made through financial institutions must be promptly submitted to the Fund in order to be processed by the Fund’s deadlines. Proceeds are wired to an account previously designated in writing by the shareholder at any domestic commercial bank which is a member of the Federal Reserve System. Proceeds to be paid by check are sent to the shareholder’s address of record. Your financial institution may offer additional arrangements for payments. Please contact it for more details.

Systematic Withdrawal Program

You may choose to receive periodic payments from redemptions of Fund Shares through the Systematic Withdrawal Program. Once you have signed up for the Program by calling Unified or the Fund, the Fund will automatically redeem Shares from your account and electronically send the proceeds to the bank account you specify. This Program may not be available to accounts established through certain financial institutions, and minimum requirements may differ. Please contact Unified for more details.

Redeeming Accounts with Balances Under $1,000

Due to the high cost of maintaining accounts with low balances, if your account balance falls below $1,000 ($500 in the case of IRA Accounts), Unified or the Fund may choose to redeem those Shares and close that account without your consent. The Fund will not close any account which is held through a retirement plan or any account whose value falls below $1,000 as a result of changes in the Fund’s NAV. If Unified or the Fund plans to close your account, it will notify you and provide you with 30 days to add to your account balance. Unified may establish different requirements, such as for cash sweep arrangements. Please contact Unified for more details.

Other Information

To the extent permitted by federal securities laws, the Trust reserves the right to suspend the redemption of Fund Shares temporarily under extraordinary market conditions

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such as market closures or suspension of trading by the SEC. The Fund also reserves the right to postpone payment for more than seven days where payment for Shares to be redeemed has not yet cleared.

The Fund may terminate or modify the methods of redemption at any time. In such case, you will be promptly notified.

Telephone Transactions

You may redeem Shares by simply calling Unified at (800) 408-4682.

If you call before 1:00 p.m. (Eastern Time) your redemption will be wired to you the same day, or may be made available by check or ACH. You will not receive that day’s dividend.

If you call after 1:00 p.m. (Eastern Time), your redemption proceeds will be wired to you, or made available by check or ACH, the following business day. You will receive that day’s dividend.

Unified may record your telephone instructions. If it does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Checkwriting

You may request checks from Unified to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

Frequent Trading Policies

Given the short-term nature of the Fund’s investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that, in the normal case, frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as liquid short-term investments, the Fund’s policies or procedures to discourage frequent or short- term trading does not apply to the Fund’s Shares. However, the Fund may limit or terminate the availability of purchases or exchanges to a shareholder and may bar the shareholder from purchasing or exchanging shares of the Fund and other Huntington non-money market funds if the Fund’s management or Advisor determines from the amount, frequency or pattern of purchases and redemptions or exchanges that the shareholder is engaged in excessive trading that is or could be detrimental to the Huntington non-money market funds and their shareholders.

Portfolio Holdings Information

You can access summary portfolio composition information concerning the Fund’s portfolio holdings in the “Fund Fact Sheets” option under the “Fund Shareholders” or “Prospective Investors” pages of The Huntington Funds’ website at www.huntingtonfunds.com. This information is prepared as of the end of each quarter, is posted on the website approximately 30 days after the end of the quarter, and remains there until replaced by the information for the succeeding quarter. The summary portfolio composition information may include the following types of information, but is subject to change: identification of the Fund’s top ten holdings, and percentage breakdowns of the portfolio holdings by sector, and/or credit quality, as applicable.

In addition, the Fund’s annual and semiannual reports contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. You may request copies at www.huntingtonfunds.com or by calling 1-800-253-0412. The Fund also prepares a report on Form N-Q of its portfolio holdings as of the end of the Fund’s first and third fiscal quarters. Each of these fiscal quarter reports contains complete listings of the Fund’s portfolio holdings and is filed with the SEC within 60 days of the end of the reporting period at the SEC’s website at www.sec.gov, or you may obtain a copy by calling The Huntington Funds at its toll-free number of 1-800-253-0412.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund declares dividends on investment income daily and pays them monthly. Any distributions of net capital gains would be made annually. See “Purchasing Shares – Other Information” above for when you are entitled to start receiving dividends, and “Redeeming Shares – How to Redeem Shares” for when you will no longer be entitled to receive dividends. All dividends and distributions payable to a holder of Fund Shares will be automatically reinvested in additional Fund Shares, unless the shareholder elects to receive cash payments.

Taxes

The Fund intends to distribute substantially all of its net

investment income (including any net realized capital gains) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. If there are any distributions representing long-term capital gains, they will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the Shares.

Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

DISTRIBUTION ARRANGEMENTS

Unified Financial Securities, Inc. (“Distributor”), a wholly-owned subsidiary of HBI, is the Fund’s Distributor.

From time to time, the Distributor may pay out of its reasonable profits and other resources (including those of its affiliates) advertising, marketing and other expenses for the benefit of the Fund.

The Fund has adopted a Distribution Plan under Rule 12b-1 that allows it to pay fees to financial intermediaries (which may be paid through the Distributor) for the sale and distribution of its shares. These fees may be paid to the Distributor, the Advisor and their affiliates. The maximum 12b-1 fee is 0.25% of the Fund’s Class A Shares average

9

daily net assets. The Fund may waive or reduce the maximum amount of Rule 12b-1 fees it pays from time to time in its sole discretion. In addition, a financial intermediary (including the Distributor, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they may be entitled. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

Additional Payments to Financial Intermediaries

The Distributor, the Advisor and their affiliates may pay out of their own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediaries or its employees or associated persons to recommend or sell

Shares of the Fund to you. These payments are not reflected in the fees and expenses listed in the fee table section of the Fund’s prospectus because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or shareholder service fees arrangement. You can ask your financial intermediary for information about any payments it receives from the Distributor, the Advisor, their affiliates, or the Fund and any services the financial intermediary provides. The SAI contains additional information on the types of additional payments that may be paid.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income		Net realized and unrealized gain (loss) on investments		Total from investment operations		Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions
HUNTINGTON MONEY MARKET FUND
Class A Shares
2005	$1.00	0.02		—		0.02		(0.02)	—	(0.02)
2006	$1.00	0.04		—	(1)	0.04		(0.04)	—	(0.04)
2007	$1.00	0.05		—	(1)	0.04		(0.04)	—	(0.04)
2008	$1.00	0.01		—	(1)	0.01		(0.01)	—	(0.01)
2009	$1.00	—	(1)	—	(1)	—	(1)	— (1)	—	— (1)

10

Net Asset Value, end of period	Total return	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Net Assets, at end of period (000 omitted)
$1.00	2.13%	1.06%	2.11%	1.07%	$219,767
$1.00	3.94%	1.07%	3.92%	1.07%	$406,510
$1.00	4.11%	1.04%	4.02%	1.04%	$528,326
$1.00	1.34%	1.04%	1.48%	1.04%	$299,329
$1.00	0.01%	0.42%	0.01%	1.12%	$135,260

11

An SAI dated May 1, 2010, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund’s SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-408-4682.

These documents and additional information about the Fund (including portfolio holdings, performance and distributions) are available on The Huntington Funds’ website at www.huntingtonfunds.com.

To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make other inquiries:

Call 1-800-408-4682

Write

Liquid Green Account

c/o Unified Fund Services, Inc.

P.O. Box 6110

Indianapolis, IN 46206-6110

Log on to the Internet

The SEC’s website, www.sec.gov, contains text-only versions of the Trust’s and Fund’s documents.

Contact the SEC

Call 1-202 551-8090 about visiting the SEC’s Public Reference Room in Washington DC to review and copy information about the Fund (including the SAI). Alternatively, you may send your request to the SEC by e-mail at publicinfo@sec.gov or by mail with a duplicating fee, to the SEC’s Public Reference Section, Washington, DC 20549-1520.

Unified Financial Securities, Inc. is the Distributor and is a wholly-owned subsidiary of Huntington Bancshares, Incorporated.

The Fund’s Investment Company Act file number is 811-5010.

Cusip 446327108

G27718-01 (5/10)

12

THE HUNTINGTON FUNDS

HUNTINGTON TAX-FREE MONEY MARKET FUND

HUNTINGTON MONEY MARKET FUND

HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND

HUNTINGTON U.S. TREASURY MONEY MARKET FUND

HUNTINGTON DIVIDEND CAPTURE FUND

HUNTINGTON GLOBAL SELECT MARKETS FUND

HUNTINGTON GROWTH FUND

HUNTINGTON INCOME EQUITY FUND

HUNTINGTON INTERNATIONAL EQUITY FUND

HUNTINGTON MACRO 100 FUND

HUNTINGTON MID CORP AMERICA FUND

HUNTINGTON NEW ECONOMY FUND

HUNTINGTON REAL STRATEGIES FUND

HUNTINGTON ROTATING MARKETS FUND

HUNTINGTON SITUS FUND

HUNTINGTON TECHNICAL OPPORTUNITIES FUND

HUNTINGTON FIXED INCOME SECURITIES FUND

HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND

HUNTINGTON MORTGAGE SECURITIES FUND

HUNTINGTON OHIO TAX-FREE FUND

HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

HUNTINGTON BALANCED ALLOCATION FUND

HUNTINGTON CONSERVATIVE ALLOCATION FUND

HUNTINGTON GROWTH ALLOCATION FUND

CLASS A SHARES

CLASS B SHARES

TRUST SHARES

INTERFUND SHARES

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information (SAI) contains information which may be of interest to investors in The Huntington Funds (Trust) but which is not included in the applicable Prospectuses for Class A Shares, Class B Shares, Trust Shares, or Interfund Shares. This SAI is not a prospectus and is only authorized for distribution when accompanied or preceded by the Prospectuses dated May 1, 2010, for Class A Shares, Class B Shares, Trust Shares, and Interfund Shares. This SAI should be read together with the applicable Prospectuses. The SAI incorporates by reference the Funds’ Annual Report for the fiscal year ended December 31, 2009. Investors may obtain a free copy of a Prospectus or Annual Report by writing the Funds at, The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206, or by telephoning toll free 800-253-0412. These documents are also available on the Funds’ website at www.huntingtonfunds.com. Capitalized terms used but not defined in this SAI have the same meanings as set forth in the Prospectuses.

MAY 1, 2010

TICKER SYMBOLS

Huntington Tax-Free Money Market Fund – Class A Shares (Ticker HFTXX)

Huntington Tax-Free Money Market Fund – Trust Shares (Ticker HFLXX)

Huntington Money Market Fund – Class A Shares (Ticker HFIXX)

Huntington Money Market Fund – Class B Shares (Ticker HUNXX)

Huntington Money Market Fund – Trust Shares (Ticker HFDXX)

Huntington Money Market Fund – Interfund Shares

Huntington Ohio Municipal Money Market Fund – Class A Shares (Ticker HOBXX)

Huntington Ohio Municipal Money Market Fund – Trust Shares (Ticker HFXXX)

Huntington U. S. Treasury Money Market Fund – Class A Shares (Ticker HUIXX)

Huntington U. S. Treasury Money Market Fund – Trust Shares (Ticker HTTXX)

Huntington Dividend Capture Fund – Class A Shares (Ticker HDCAX)

Huntington Dividend Capture Fund – Class B Shares (Ticker HDCBX)

Huntington Dividend Capture Fund – Trust Shares (Ticker HDCTX)

Huntington Global Select Markets Fund – Class A Shares (Ticker HGSAX)

Huntington Global Select Markets Fund – Trust Shares (Ticker HGSIX)

Huntington Growth Fund – Class A Shares (Ticker HGWIX)

Huntington Growth Fund – Class B Shares (Ticker HUGBX)

Huntington Growth Fund – Trust Shares (Ticker HGWTX)

Huntington Income Equity Fund – Class A Shares (Ticker HUINX)

Huntington Income Equity Fund – Class B Shares (Ticker HUIEX)

Huntington Income Equity Fund – Trust Shares (Ticker HIEFX)

Huntington International Equity Fund – Class A Shares (Ticker HIEAX)

Huntington International Equity Fund – Class B Shares (Ticker HUIBX)

Huntington International Equity Fund – Trust Shares (Ticker HIETX)

Huntington Macro 100 Fund – Class A Shares (Ticker HMALX)

Huntington Macro 100 Fund – Class B Shares (Ticker HMBNX)

Huntington Macro 100 Fund – Trust Shares (Ticker HMTPX)

Huntington Mid Corp America Fund – Class A Shares (Ticker HUMIX)

Huntington Mid Corp America Fund – Class B Shares (Ticker HMABX)

Huntington Mid Corp America Fund – Trust Shares (Ticker HMATX)

Huntington New Economy Fund – Class A Shares (Ticker HNEAX)

Huntington New Economy Fund – Class B Shares (Ticker HNEBX)

Huntington New Economy Fund – Trust Shares (Ticker HNETX)

Huntington Real Strategies Fund – Class A Shares (Ticker HRSAX)

Huntington Real Strategies Fund – Class B Shares (Ticker HRBSX)

Huntington Real Strategies Fund – Trust Shares (Ticker HRSTX)

Huntington Rotating Markets Fund – Class A Shares (Ticker HRIAX)

Huntington Rotating Markets Fund – Class B Shares (Ticker HRIBX)

Huntington Rotating Markets Fund – Trust Shares (Ticker HRITX)

Huntington Situs Fund – Class A Shares (Ticker HSUAX)

2

Huntington Situs Fund – Class B Shares (Ticker HSUBX)

Huntington Situs Fund – Trust Shares (Ticker HSUTX)

Huntington Technical Opportunities Fund – Class A Shares (Ticker HTOAX)

Huntington Technical Opportunities Fund – Class B Shares (Ticker HTOBX)

Huntington Technical Opportunities Fund – Trust Shares (Ticker HTOTX)

Huntington Fixed Income Securities Fund – Class A Shares (Ticker HFIIX)

Huntington Fixed Income Securities Fund – Class B Shares (Ticker HFIBX)

Huntington Fixed Income Securities Fund – Trust Shares (Ticker HFISX)

Huntington Intermediate Government Income Fund – Class A Shares (Ticker HMGCX)

Huntington Intermediate Government Income Fund – Class B Shares (Ticker HGVBX)

Huntington Intermediate Government Income Fund – Trust Shares (Ticker HMGIX)

Huntington Mortgage Securities Fund – Class A Shares (Ticker HUMSX)

Huntington Mortgage Securities Fund – Class B Shares (Ticker HMBGX)

Huntington Mortgage Securities Fund – Trust Shares (Ticker HMTGX)

Huntington Ohio Tax-Free Fund – Class A Shares (Ticker HOHFX)

Huntington Ohio Tax-Free Fund – Class B Shares (Ticker HOHBX)

Huntington Ohio Tax-Free Fund – Trust Shares (Ticker HOHTX)

Huntington Short/Intermediate Fixed Income Securities Fund – Class A Shares (Ticker HSIAX)

Huntington Short/Intermediate Fixed Income Securities Fund – Trust Shares (Ticker HSIFX)

Huntington Balanced Allocation Fund – Class A Shares (Ticker HBAFX)

Huntington Conservative Allocation Fund – Class A Shares (Ticker HCAFX)

Huntington Growth Allocation Fund – Class A Shares (Ticker HGRFX)

3

4

5

DEFINITIONS

For convenience, we will use the following terms throughout this SAI.

“Advisers Act”	—	Investment Advisers Act of 1940, as amended.
“Advisor”	—	Huntington Asset Advisors, Inc.
“Asset Allocation Funds”	—	Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund
“Code”	—	Internal Revenue Code of 1986, as amended.
“Distributor”	—	Unified Financial Securities, Inc., the Trust’s distributor.
“Equity Funds”	—	Dividend Capture Fund, Global Select Markets Fund, Growth Fund, Income Equity Fund, International Equity Fund, Macro 100 Fund, Mid Corp America Fund, New Economy Fund, Real Strategies Fund, Rotating Markets Fund, Situs Fund and Technical Opportunities Fund.
“Funds”	—	Each of the separate investment portfolios covered by this SAI.
“Huntington Bank”	—	The Huntington National Bank, the administrator, fund accountant and custodian of the Funds.
“Income Funds”	—	Fixed Income Securities Fund, Intermediate Government Income Fund, Mortgage Securities Fund, Ohio Tax-Free Fund and Short/Intermediate Fixed Income Securities Fund.
“Independent Trustees”	—	Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act.
“Interested Trustees”	—	Trustees who are “interested persons” of the Trust, as defined in the 1940 Act.
“Money Market Funds”	—	Tax-Free Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund and U.S. Treasury Money Market Fund.
“1940 Act”	—	The Investment Company Act of 1940, as amended.
“NRSRO”	—	Nationally Recognized Statistical Ratings Organization such as Moody’s Investor Service (Moody’s) or Standard & Poor’s (S&P).
“Prospectus”	—	Each of the separate Prospectuses of the Funds.
“Single State Funds”	—	Ohio Municipal Money Market Fund and Ohio Tax-Free Fund.
“Tax-Exempt Funds”	—	Tax-Free Money Fund, Ohio Municipal Money Market Fund and Ohio Tax-Free Fund.
“Trust”		The Huntington Funds.
“Underlying Funds”	—	Other portfolios of the Huntington Funds in which the Asset Allocation Funds invest
“Unified”		Unified Fund Services, Inc., the Trust’s Sub-administrator, Transfer Agent and Dividend Disbursing Agent.

6

HOW ARE THE FUNDS ORGANIZED?

This SAI covers the Trust’s retail Funds and each Fund covered by this SAI is a diversified portfolio of the Trust, except for the Tax-Exempt Funds, Real Strategies Fund and Technical Opportunities Fund, which are non-diversified portfolios of the Trust. The Trust was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the “Original Trusts”). The Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds on June 23, 2006. The Trust is registered under the 1940 Act, as an open-end management investment company. The Trust may offer separate series of Shares representing interests in separate portfolios of securities. The Trust operates 36 separate series, or mutual funds, 24 retail portfolios and 12 variable annuity portfolios, each with its own investment objective and strategy. A separate Prospectus and Statement of Additional Information offer 12 variable annuity portfolios. Effective July 29, 2009, the Trust added three funds – Huntington Balanced Allocation Fund, Huntington Conservative Allocation Fund and Huntington Growth Allocation Fund. Effective December 28, 2009, Huntington Global Select Markets Fund was added to the Trust.

Much of the information contained in this SAI expands upon subjects discussed in the Funds’ Prospectus. No investment in units of beneficial interest (“Shares”) of a Fund should be made without first reading a Fund’s Prospectus.

The Board of Trustees (“Trustees”) has established four classes of Shares of the Funds. All of the Funds (except the Asset Allocation Funds) offer Class A Shares and Trust Shares (formerly “Institutional Shares”). Effective May 1, 2010, Institutional Shares were renamed as Trust Shares. The Asset Allocation Funds offer Class A Shares only. All of the Income Funds (except Huntington Short/Intermediate Fixed Income Securities Fund), the Equity Funds (except Huntington Global Select Markets Fund), and the Huntington Money Market Fund offer Class B Shares. Only the Huntington Money Market Fund offers Interfund Shares. This SAI relates to all classes of Shares.

SECURITIES IN WHICH THE FUNDS INVEST

In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with such Fund’s investment goal. As described in the Class A Shares, Class B Shares and Trust Shares Prospectus, the Huntington Balanced Allocation Fund, Huntington Conservative Allocation Fund and Huntington Growth Allocation Fund (“Asset Allocation Funds”) seek to achieve their investment objectives by investing in a combination of Underlying Funds managed by the Advisor. The types of securities shown for the Asset Allocation Funds in the table represent the investments held by the Underlying Funds. Following is a table that indicates which types of securities are:

P = Principal investment of a Fund;

A = Acceptable (but not principal) investment of a Fund; or

N = Not an acceptable investment of a Fund.

MONEY MARKET FUNDS	Tax-Free Money Market Fund	Money Market Fund	Ohio Municipal Money Market Fund	U.S. Treasury Money Market Fund
Fixed Income Securities
Treasury Receipts	N	N	N	N
U.S. Treasury Obligations	A	A	A	P
U.S. Government Agency Securities	A	P	A	A
Bonds	A	A	A	A
Certificates of Deposit	A	A	A	N
Corporate Debt Securities	A	A	A	N
Commercial Paper	A	P	A	N
Demand Notes	A	A	A	N
Taxable Municipal Securities	A	A	A	N
Mortgage-backed Securities	N	N	N	A

7

MONEY MARKET FUNDS (continued)	Tax-Free Money Market Fund	Money Market Fund	Ohio Municipal Money Market Fund	U.S. Treasury Money Market Fund
Asset Backed Securities (Non-mortgage)	A	A	A	A
Zero Coupon Securities	A	A	A	A
Bankers’ Acceptances	A	A	A	N
Credit Enhancement	A	A	A	N
Tax Exempt Securities
General Obligation Bonds	P	A	P	N
Special Revenue Bonds	P	A	P	N
Tax Exempt Commercial Paper	A	A	A	N
Tax Increment Financing Bonds	A	A	A	N
Municipal Notes	P	A	P	N
Variable Rate Instruments	P	A	P	A
Municipal Leases	A	A	A	N
Special Transactions
Repurchase Agreements	A	A	A	P
Reverse Repurchase Agreements	A	A	A	A
Delayed Delivery Transactions	A	A	A	A
Securities Lending	A	A	A	A
Illiquid Securities	A	A	A	A
Restricted Securities	A	A	A	A
Time Deposits	A	A	A	N
When-Issued Securities	A	A	A	A
Investment Company Securities	A	A	A	A

EQUITY FUNDS	Dividend Capture Fund	Global Select Markets Fund	Growth Fund	Income Equity Fund	International Equity Fund
Equity Securities
Common Stocks	P	P	P	P	P
Preferred Stocks	P	P	P	P	P
Real Estate Investment Trusts	P	P	A	A	A
Warrants	A	A	A	A	A
Other Business Organizations	A	A	A	N	A
Index-Based Securities/ETFs	A	A	A	A	A
Fixed Income Securities
Treasury Receipts	A	A	A	A	A
U.S. Treasury Obligations	A	P	A	A	A
U.S. Government Agency Securities	A	N	A	A	A
Bonds	A	A	A	A	A
Certificates of Deposit	A	A	A	A	A
Corporate Debt Securities	A	P	A	A	A
Commercial Paper	A	A	A	A	A
Demand Notes	A	A	A	A	A
Mortgage-backed Securities	A	N	A	A	A
Asset Backed Securities (Non-mortgage)	N	N	N	N	N
Zero Coupon Securities	A	P	A	A	A
Bankers’ Acceptances	A	P	A	A	A
Investment Grade Securities	A	P	A	A	A

8

EQUITY FUNDS (Continued)	Dividend Capture Fund	Global Select Markets Fund	Growth Fund	Income Equity Fund	International Equity Fund
Convertible Securities	A	A	A	A	A
Tax Exempt Securities
General Obligation Bonds	N	N	N	A	N
Special Revenue Bonds	N	N	N	A	N
Tax Exempt Commercial Paper	N	N	N	A	N
Tax Increment Financing Bonds	N	N	N	A	N
Municipal Notes	N	N	N	A	N
Variable Rate Instruments	A	N	A	A	A
Municipal Leases	N	N	N	A	N
Foreign Securities
American Depositary Receipts	A	P	A	A	P
Currency Exchange Transactions	N	A	N	N	A
European Depositary Receipts	N	P	N	N	P
Global Depositary Receipts	N	P	N	N	P
Foreign Forward Currency Contracts	A	P	A	A	A
Foreign Exchange Contracts	N	P	N	N	A
Obligations of Supranational Agencies	N	P	N	N	A
Derivative Contracts
Options	A	P	A	A	A
Options on equities	A	P	A	A	A
Options on debt securities	A	P	A	A	A
Options on stock indices	A	P	A	A	A
Options on futures	A	P	A	A	A
Options on stock index futures	A	P	A	A	A
Futures	A	P	A	A	A
Interest rate futures	A	P	A	A	A
Stock index futures	A	P	A	A	A
Foreign currency futures	N	P	N	N	A
Other commodity futures	N	P	N	N	N
Special Transactions
Repurchase Agreements	A	A	A	A	A
Reverse Repurchase Agreements	A	A	A	A	A
Delayed Delivery Transactions	A	A	A	A	A
Securities Lending	A	A	A	A	A
Illiquid Securities	A	A	A	A	A
Restricted Securities	A	A	A	A	A
Time Deposits	A	A	A	A	A
When-Issued Securities	A	A	A	A	P
Yankee Bonds	A	A	A	A	P
Investment Company Securities	A	P	A	A	P

9

EQUITY FUNDS (Continued)	Macro 100 Fund	Mid Corp America Fund	New Economy Fund
Equity Securities
Common Stocks	P	P	P
Preferred Stocks	A	A	A
Real Estate Investment Trusts	A	A	A
Warrants	A	A	A
Other Business Organizations	A	A	A
Index-Based Securities/ETFs	A	A	A
Fixed Income Securities
Treasury Receipts	A	A	A
U.S. Treasury Obligations	A	A	A
U.S. Government Agency Securities	A	A	A
Bonds	A	A	A
Certificates of Deposit	A	A	A
Corporate Debt Securities	A	A	A
Commercial Paper	A	A	A
Demand Notes	A	A	A
Mortgage-backed Securities	A	A	A
Asset Backed Securities (Non-mortgage)	N	N	A
Zero Coupon Securities	A	A	A
Bankers’ Acceptances	A	A	A
Investment Grade Securities	A	A	N
Convertible Securities	A	A	A
Tax Exempt Securities
General Obligation Bonds	N	N	N
Special Revenue Bonds	N	N	N
Tax Exempt Commercial Paper	N	N	N
Tax Increment Financing Bonds	N	N	N
Municipal Notes	N	N	N
Variable Rate Instruments	A	A	A
Municipal Leases	N	N	N
Foreign Securities
American Depositary Receipts	A	A	A
Currency exchange Transactions	N	N	N
European Depositary Receipts	A	N	A
Global Depositary Receipts	A	N	A
Foreign Forward Currency Contracts	A	A	A
Foreign Exchange Contracts	N	N	N
Obligations of Supranational Agencies	N	N	N
Derivative Contracts
Options	A	A	A
Options on equities	A	A	A
Options on debt securities	A	A	A
Options on stock indices	A	A	A
Options on futures	A	A	A
Options on stock index futures	A	A	A
Futures	A	A	A
Interest rate futures	A	A	A
Stock index futures	A	A	A
Foreign Currency Futures	A	A	A

10

Other commodity futures	N	N	N
Special Transactions
Repurchase Agreements	A	A	A
Reverse Repurchase Agreements	A	A	A
Delayed Delivery Transactions	A	A	A
Securities Lending	A	A	A
Illiquid Securities	A	A	A
Restricted Securities	A	A	A
Time Deposits	A	A	A
When-Issued Securities	A	A	A
Yankee Bonds	A	A	A
Investment Company Securities	A	A	A

EQUITY FUNDS (Continued)	Situs Fund	Technical Opportunities Fund	Real Strategies Fund	Rotating Markets Fund
Equity Securities
Common Stocks	P	P	P	P
Preferred Stocks	A	A	A	A
Real Estate Investment Trusts	A	A	P	A
Warrants	A	A	A	A
Other Business Organizations	A	A	A	N
Index-Based Securities/ETFs	A	P	P	P
Fixed Income Securities
Treasury Receipts	A	A	A	A
U.S. Treasury Obligations	A	A	A	A
U.S. Government Agency Securities	A	A	A	A
Bonds	A	A	A	A
Certificates of Deposit	A	A	A	A
Corporate Debt Securities	A	A	A	A
Commercial Paper	A	A	A	A
Demand Notes	A	A	A	A
Mortgage-backed Securities	A	A	A	A
Asset Backed Securities (Non-mortgage)	A	N	A	N
Zero Coupon Securities	A	A	A	A
Bankers’ Acceptances	A	A	A	A
Inflation-Protected Securities	N	N	A	N
Investment Grade Securities	A	A	A	A
Convertible Securities	A	A	A	A
Tax Exempt Securities
General Obligation Bonds	N	N	N	N
Special Revenue Bonds	N	N	N	N
Tax Exempt Commercial Paper	N	N	N	N
Tax Increment Financing Bonds	N	N	N	N
Municipal Notes	N	N	N	N
Variable Rate Instruments	A	N	N	A
Municipal Leases	N	N	N	N
Foreign Securities
American Depositary Receipts	A	A	P	A
Currency Exchange Transactions	A	A	A	A
European Depositary Receipts	A	A	A	A
Global Depositary Receipts	A	A	A	A

11

EQUITY FUNDS (Continued)	Situs Fund	Technical Opportunities Fund	Real Strategies Fund	Rotating Markets Fund
Foreign Forward Currency Contracts	A	A	A	A
Foreign Exchange Contracts	A	A	A	A
Obligations of Supranational Agencies	A	A	A	A
Derivative Contracts
Options	A	A	A	A
Options on equities	A	A	A	A
Options on debt securities	A	A	A	A
Options on stock indices	A	A	A	A
Options on futures	A	A	A	A
Options on stock index futures	A	A	A	A
Futures	A	A	A	A
Interest rate futures	A	A	A	A
Stock index futures	A	A	A	A
Foreign Currency Futures	A	A	A	A
Other commodity futures	N	N	N	N
Special Transactions
Repurchase Agreements	A	A	A	A
Reverse Repurchase Agreements	A	A	A	A
Delayed Delivery Transactions	A	A	A	A
Securities Lending	A	A	A	A
Illiquid Securities	A	A	A	A
Restricted Securities	A	A	A	A
Time Deposits	A	A	A	A
When-Issued Securities	A	A	A	A
Yankee Bonds	A	A	A	A
Investment Company Securities	A	A	A	A

INCOME FUNDS	Fixed Income Securities Fund	Intermediate Government Income Fund
Fixed Income Securities
Treasury Receipts	A	N
U.S. Treasury Obligations	A	P
U.S. Government Agency Securities	P	P
Bonds	A	A
Certificates of Deposit	A	A
Corporate Debt Securities	P	A
Commercial Paper	A	A
Demand Notes	A	A
Taxable Municipal Securities	A	A
Mortgage-backed Securities	A	P
Mortgage Dollar Rolls	A	A
Asset Backed Securities (Non-mortgage)	A	A
Zero Coupon Securities	A	A
Bankers’ Acceptances	A	A
Credit Enhancement	A	A
Investment Grade Securities	A	A

12

Convertible Securities	A	N
Tax Exempt Securities
General Obligation Bonds	A	A
Special Revenue Bonds	A	A
Tax Exempt Commercial Paper	A	A
Tax Increment Financing Bonds	A	A
Municipal Notes	A	A
Variable Rate Instruments	A	A
Municipal Leases	A	A
Foreign Securities
Currency Exchange Transaction	N	N
Foreign Forward Currency Contracts	A	N
Derivative Contracts
Options	A	A
Options on equities	A	N
Options on debt securities	A	A
INCOME FUNDS (Continued)	Fixed Income Securities Fund	Intermediate Government Income Fund
Options on stock indices	A	N
Options on futures	A	A
Options on stock index futures	A	N
Futures	A	A
Interest rate futures	A	A
Stock index futures	A	N
Foreign Currency Futures	N	N
Other commodity futures	N	N
Special Transactions	A	A
Repurchase Agreements	A	A
Reverse Repurchase Agreements	A	A
Delayed Delivery Transactions	A	A
Securities Lending	A	A
Illiquid Securities	A	A
Restricted Securities	A	A
Time Deposits	A	A
When-Issued Securities	A	A
Yankee Bonds	A	A
Investment Company Securities	A	A
Equity Securities
Common Stocks	N	N
Preferred Stocks	A	N
Real Estate Investment Trusts	A	N
Warrants	A	A
Index-Based Securities/ETFs	A	A

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INCOME FUNDS (Continued)	Mortgage Securities Fund	Ohio Tax-Free Fund	Short/ Intermediate Fixed Income Securities Fund
Fixed Income Securities
Treasury Receipts	N	N	N
U.S. Treasury Obligations	A	A	P
U.S. Government Agency Securities	A	A	P
Bonds	A	N	A
Certificates of Deposit	A	A	A
Corporate Debt Securities	A	N	P
Commercial Paper	A	A	A
Demand Notes	A	A	A
Taxable Municipal Securities	A	A	A
Mortgage Dollar Rolls	A	A	N
Mortgage-backed Securities	P	N	A
Asset Backed Securities (Non-mortgage)	A	N	A
Zero Coupon Securities	A	A	A
Bankers’ Acceptances	A	A	A
Credit Enhancement	A	A	A
Investment Grade Securities	A	A	A
Convertible Securities	A	N	A
Tax Exempt Securities
General Obligation Bonds	A	P	A
Special Revenue Bonds	A	P	A
Tax Exempt Commercial Paper	A	A	A
Tax Increment Financing Bonds	A	A	A
Municipal Notes	A	A	A
Variable Rate Instruments	A	A	A
Municipal Leases	A	A	A
Foreign Securities
Currency Exchange Transactions	N	N	N
Foreign Forward Currency Contracts	N	N	A
Derivative Contracts
Options	A	A	A
Options on equities	A	N	A
Options on debt securities	A	A	A
Options on stock indices	A	N	A
Options on futures	A	A	A
Options on stock index futures	A	A	A
Futures	A	A	A
Interest rate futures	A	A	A
Stock index futures	A	N	A
Foreign currency futures	N	N	N
Other commodity futures	N	N	N
Special Transactions	A	A	A
Repurchase Agreements	A	A	A
Reverse Repurchase Agreements	A	A	A
Delayed Delivery Transactions	A	A	A
Securities Lending	A	A	A
Illiquid Securities	A	A	A
Restricted Securities	A	A	A

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Time Deposits	A	A	A
When-Issued Securities	A	A	A
Yankee Bonds	N	N	A
Investment Company Securities	A	A	A
Equity Securities
Common Stocks	A	N	N
Preferred Stocks	A	N	N
Real Estate Investment Trusts	A	N	N
Warrants	A	A	N
Index-Based Securities/ETFs	A	A	A

ASSET ALLOCATION FUNDS	Balanced Allocation Fund	Conservative Allocation Fund	Growth Allocation Fund
Equity Securities
Common Stocks	A	A	A
Preferred Stocks	A	A	A
Real Estate Investment Trusts	A	A	A
Warrants	A	A	A
Other Business Organizations	A	A	A
Index-Based Securities/ETFs	A	A	A
Fixed Income Securities
Treasury Receipts	A	A	A
U.S. Treasury Obligations	A	A	A
U.S. Government Agency Securities	A	A	A
Bonds	A	A	A
Certificates of Deposit	A	A	A
Corporate Debt Securities	A	A	A
Commercial Paper	A	A	A
Demand Notes	A	A	A
Mortgage-backed Securities	A	A	A
Asset Backed Securities (Non-mortgage)	A	A	A
Zero Coupon Securities	A	A	A
Bankers’ Acceptances	A	A	A
Investment Grade Securities	A	A	A
Convertible Securities	A	A	A
Tax Exempt Securities
General Obligation Bonds	A	A	A
Special Revenue Bonds	A	A	A
Tax Exempt Commercial Paper	A	A	A
Tax Increment Financing Bonds	A	A	A
Municipal Notes	A	A	A
Variable Rate Instruments	A	A	A
Municipal Leases	A	A	A
Foreign Securities
American Depositary Receipts	A	A	A
Currency exchange Transactions	A	A	A
European Depositary Receipts	A	A	A
Global Depositary Receipts	A	A	A
Foreign Forward Currency Contracts	A	A	A
Foreign Exchange Contracts	A	A	A
Obligations of Supranational Agencies	A	A	A

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Derivative Contracts
Options	A	A	A
Options on equities	A	A	A
Options on debt securities	A	A	A
Options on stock indices	A	A	A
Options on futures	A	A	A
Options on stock index futures	A	A	A
Futures	A	A	A
Interest rate futures	A	A	A
Stock index futures	A	A	A
Foreign Currency Futures	A	A	A
Other commodity futures	N	N	N
Special Transactions
Repurchase Agreements	A	A	A
Reverse Repurchase Agreements	A	A	A
Delayed Delivery Transactions	A	A	A
Securities Lending	A	A	A
Illiquid Securities	A	A	A
Restricted Securities	A	A	A
Time Deposits	A	A	A
When-Issued Securities	A	A	A
Yankee Bonds	A	A	A
Investment Company Securities	P	P	P

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INVESTMENT PRACTICES

The Prospectus for each Fund discusses the principal investment strategies of the Funds. Below you will find more detail about the types of investments and investment practices permitted by each Fund, as noted in the preceding table, including those which are not part of a Fund's principal investment strategy.

Adjustable Rate Notes

The categories of Fixed Income Securities and Tax Exempt Securities may include “adjustable rate notes,” which include variable rate notes and floating rate notes. For Money Market Fund purposes, a variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and that, upon such readjustment, can reasonably be expected to have a market value that approximates its amortized cost; the degree to which a variable rate note’s market value approximates its amortized cost subsequent to readjustment will depend on the frequency of the readjustment of the note’s interest rate and the length of time that must elapse before the next readjustment. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and that, at any time, can reasonably be expected to have a market value that approximates its amortized cost. Variable or floating rate securities may have provisions that allow them to be tendered back to remarketing agents at par value plus accrued interest. Liquidity for these securities is provided by irrevocable letters of credit and stand-by purchase agreements. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit or insured as to payment of principal and interest. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security. Such security will be subject to a Fund’s limitation governing investments in “illiquid” securities, unless such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days of the Fund’s demand. See “INVESTMENT RESTRICTIONS” below.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Continental Depositary Receipts (CDRs) and Global Depositary Receipts (GDRs)

ADRs are securities, typically issued by a U.S. financial institution (a “depositary”), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs, which are sometimes referred to as CDRs, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities markets, EDRs are designed for trading in European securities markets and GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs may be available for investment through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt’s underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

Asset-backed Securities (Non-mortgage)

Asset-backed securities are instruments secured by company receivables, truck and auto loans, leases, and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

The purchase of non-mortgage asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. Like mortgages underlying mortgage-backed securities, underlying automobile sales contracts or credit card receivables are subject to substantial prepayment risk, which may reduce the overall return

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to certificate holders. Nevertheless, principal prepayment rates tend not to vary as much in response to changes in interest rates and the short-term nature of the underlying car loans or other receivables tend to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors.

Common Stock

Common stock is a type of equity security which represents an ownership interest in a corporation and the right to a portion of the assets of the corporation in the event of liquidation. This right, however, is subordinate to that of preferred stockholders and any creditors, including holders of debt issued by the corporation. Owners of common stock are generally entitled to vote on important matters. A corporation may pay dividends on common stock.

Convertible Securities

Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the Advisor’s opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise the Fund may hold or trade convertible securities.

Corporate Debt (Including Bonds, Notes and Debentures)

Corporate debt includes any obligation of a corporation to repay a borrowed amount at maturity and usually to pay the holder interest at specific intervals. Corporate debt can have a long or short maturity and is often rated by one or more Nationally Recognized Statistical Rating Organizations (“NRSROs”). See the Appendix to this SAI for a description of these ratings.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Credit-Enhanced Securities

Credit-enhanced securities are securities whose credit rating has been enhanced, typically by the existence of a guarantee, letter of credit, insurance or unconditional demand feature. In most cases, the Advisor evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the “credit enhancer”) rather than the issuer. However, except where prohibited by Rule 2a-7 under the 1940 Act, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued both by the issuer and the credit enhancer. The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security. A default on the underlying security or other event that terminates a demand feature prior to its exercise will adversely affect the liquidity of the underlying security.

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The Money Market Funds are subject to the diversification requirements relating to credit-enhanced securities imposed by Rule 2a-7 of the 1940 Act. The Ohio Municipal Money Market Fund may not invest, with respect to 75% of its total assets, more than 10% of its total assets in the credit-enhanced securities of one credit enhancer.

Defensive Investments

At times the Advisor may determine that conditions in securities markets may make pursuing a Fund’s principal investment strategies inconsistent with the best interests of the Fund’s shareholders. At such times, the Advisor may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of a Fund’s assets. In implementing these temporary “defensive” strategies, a Fund may temporarily place all or a portion of its assets in cash, U.S. Government securities, debt securities which the Advisor considers to be of comparable quality to the acceptable investments of the Fund and other investments which the Advisor considers consistent with such strategies. In the case of the Single State Funds, a Fund’s alternative strategies may give rise to income which is not exempt from federal or state taxes.

Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease a Fund’s exposure to interest rate and currency risks, and may also expose a Fund to liquidity and leverage risks. OTC contracts also expose a Fund to credit risks in the event that a counterparty defaults on the contract.

Equity Securities

Equity securities include both foreign and domestic common stocks, preferred stocks, securities convertible or exchangeable into common or preferred stocks, and other securities which the Advisor believes have common stock characteristics, such as rights and warrants.

Exchange-Traded Commodity Funds (ETCFs)

ETCFs invest in commodities, either directly or through derivative contracts and are treated as partnerships or grantor trusts for U.S. tax purposes. ETCFs may invest in a single commodity (such as gold) or manage a pool of derivative contracts that tracks a commodity index (such as the Dow Jones-AIG Commodity Index).

Exchange-Traded Funds (ETFs)

The Funds may invest in ETFs as an efficient means of carrying out its investment strategies. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs are traded on stock exchanges or on the over-the-counter market. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

Fixed Income Securities

Fixed income securities include corporate debt securities, U.S. Government securities, mortgage-related securities, tax-exempt securities and any other securities which provide a stream of fixed payments to the holder.

Foreign Currency Options (also see “Options”)

Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market (so-called “OTC options”), although options on foreign currencies have recently been listed on several

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exchanges. Options will be purchased or written only when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

Purchases and sales of options may be used to increase current return. They are also used in connection with hedging transactions. See “Foreign Currency Transactions.”

Writing covered call options on currencies may offset some of the costs of hedging against fluctuations in currency exchange rates. For transaction hedging purposes a Fund may also purchase exchange-listed and OTC put and call options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option.

The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors maybe disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets. Options contracts are generally valued at the mean of the bid and asked price as reported on the highest-volume exchange (in terms of the number of option contracts traded for that issue) on which such options are traded.

Foreign Currency Transactions

Foreign currency transactions include purchasing and selling foreign currencies, entering into forward or futures contracts to purchase or sell foreign currencies (see “Forward Foreign Currency and Foreign Currency Futures Contracts”), and purchasing and selling options on foreign currencies (see “Foreign Currency Options”). Foreign currency transactions may be used to hedge against uncertainty in the level of future foreign currency exchange rates and to increase current return.

Purchases and sales of foreign currencies on a spot basis are used to increase current return. They are also used in connection with both “transaction hedging” and “position hedging.”

Transaction hedging involves entering into foreign currency transactions with respect to specific receivables or payables generally arising in connection with the purchase or sale of portfolio securities. Transaction hedging is used to “lock in” the U.S. dollar price of a security to be purchased or sold, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. The goal is to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Position hedging involves entering into foreign currency transactions either to protect against: (i) a decline in the value of a foreign currency in which a security held or to be sold is denominated; or (ii) an increase in the value of a foreign currency in which a security to be purchased is denominated. In connection with position hedging, a Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts.

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Neither transaction nor position hedging eliminates fluctuations in the underlying prices of the securities which a Fund owns or intends to purchase or sell. They simply establish a rate of exchange which can be achieved at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result from the increase in the value of such currency.

Hedging transactions are subject to correlation risk due to the fact that the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be perfectly matched. This is because the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

Forward Foreign Currency and Foreign Currency Futures Contracts

A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (CFTC), such as the New York Mercantile Exchange.

Forward foreign currency contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign currency contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Forward foreign currency contracts and foreign currency futures contracts can be used to increase current return. They are also used in connection with both “transaction hedging” and “position hedging.” See “Foreign Currency Transactions.”

Among the risks of using foreign currency futures contracts is the fact that positions in these contracts (and any related options) may be closed out only on an exchange or board of trade which provides a secondary market. Although it is intended that any Fund using foreign currency futures contracts and related options will only purchase or sell them on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

In addition, it is impossible to forecast with precision the market value of a security at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the hedged portfolio security if the market value of such security exceeds the amount of foreign currency a Fund is obligated to deliver.

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Margin payments. When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash or U.S. Treasury bills up to 5% of the amount of the futures contract. This amount is known as “initial margin.” The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to a Fund upon termination of the contract, assuming a Fund satisfies its contractual obligation.

Subsequent payments to and from the broker occur on a daily basis in a process known as “marking to market.” These payments are called “variation margin,” and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying currency rises above the delivery price, the Fund's position declines in value. The Fund then pays a broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract. Conversely, if the price of the underlying currency falls below the delivery price of the contract, the Fund’s futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract.

When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or gain. Such closing transactions involve additional commission costs.

Foreign Government Securities

Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government’s full faith and credit.

Foreign Securities (including Emerging Markets)

Foreign securities are those securities which are issued by companies located outside the United States and principally traded in foreign markets. This includes equity and debt securities of foreign entities and obligations of foreign branches of U.S. and foreign banks. Permissible investments may consist of obligations of foreign branches of U.S. banks and foreign or domestic branches of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper, foreign securities and europaper. In addition, the Funds may invest in depositary receipts. The Funds may also invest in securities issued or guaranteed by foreign corporations or foreign governments, their political subdivisions, agencies or instrumentalities and obligations of supranational entities such as the World Bank and the Asian Development Bank. Investment in foreign securities is subject to a number of special risks.

Since foreign securities are normally denominated and traded in foreign currencies, the value of a Fund’s assets invested in such securities may be affected favorably or unfavorably by currency exchange rates and exchange control regulation. Exchange rates with respect to certain currencies may be particularly volatile. Additionally, although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the “spread”) between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer. For additional information see “Foreign Currency Transactions.”

There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable

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to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delays in payment or delivery of securities or in the recovery of a Fund’s assets held abroad) and expenses not present in the settlement of domestic investments.

In addition, with respect to certain foreign countries, there is a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of investments in those countries. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States or other countries. The laws of some foreign countries may limit a Fund’s ability to invest in securities of certain issuers located in those countries. Special tax considerations apply to foreign securities.

The International Equity Fund, Global Select Markets Fund, Situs Fund and Real Strategies Fund may invest in the securities of emerging market issuers. Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluation in the currencies in which the Fund’s securities are denominated may have a detrimental impact on the Fund.

Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy’s base, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, there may be greater difficulties or restrictions with respect to investments made in emerging markets countries.

Emerging markets typically have substantially less volume than U.S. markets. In addition, securities in many such markets are less liquid, and their prices often are more volatile, than securities of comparable U.S. companies. Such markets often have different clearance and settlement procedures for securities transactions, and in some markets there have been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct transactions. Delays in settlement could result in temporary periods when assets may be uninvested. Settlement problems in emerging markets countries also could cause the Fund to miss attractive investment opportunities. Satisfactory custodial services may not be available in some emerging markets countries, which may result in the Fund incurring additional costs and delays in the transportation and custody of such securities.

Each of the Equity Funds, Asset Allocation Funds, Fixed Income Securities Fund and Short/Intermediate Fixed Income Securities Fund may invest in foreign securities. The Fixed Income Securities Fund and Short/Intermediate Fixed Income Securities Fund, however, may only invest up to 10% of their net assets in non-U.S. dollar-denominated bonds.

Futures Contracts and Options on Futures Contracts

A futures contract is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery of a security at a specified future time and price. By purchasing futures (assuming a “long” position) a Fund will legally obligate itself to accept the future delivery of the underlying security and pay the agreed price. By selling futures (assuming a “short” position) it will legally obligate itself to make the future delivery of the security against payment of the agreed price. Open futures positions on debt securities will be valued at the most recent settlement price, unless that price does not in the judgment of the Trustees reflect the fair value of the contract, in which case the positions will be valued by or under the direction of the Trustees. Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, a Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous to the Fund to do so. A clearing corporation associated with the exchange on which futures are traded assumes responsibility for such closing

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transactions and guarantees that the Fund’s sale and purchase obligations under closed-out positions will be performed at the termination of the contract. Futures contracts are considered to be commodity contracts. The Huntington Funds have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as a commodity pool operator under the Act.

Hedging by use of futures on debt securities seeks to establish more certainly than would otherwise be possible the effective rate of return on portfolio securities. A Fund may, for example, take a “short” position in the futures market by selling contracts for the future delivery of debt securities held by the Fund (or securities having characteristics similar to those held by the Fund) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Fund’s portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities may be offset by appreciation in the value of the futures position.

On other occasions, a Fund may take a “long” position by purchasing futures on debt securities. This would be done, for example, when the Advisor expects to purchase for a Fund particular securities when it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its concomitant reduction in yield), the increased cost to the Fund of purchasing the securities may be offset by the rise in the value of the futures position taken in anticipation of the subsequent securities purchase.

Successful use by a Fund of futures contracts on debt securities is subject to the Advisor’s ability to predict correctly movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the market prices of debt securities held by it and the prices of such securities increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily margin maintenance requirements. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

A Fund may purchase and write put and call options on debt futures contracts, as they become available. Such options are similar to options on securities except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. As with options on securities, the holder or writer of an option may terminate its position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements, and, in addition, net option premiums received will be included as initial margin deposits. See “Margin Payments” below. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. However, there may be circumstances when the purchases of call or put options on a futures contract would result in a loss to a Fund when the purchase or sale of the futures contracts would not, such as when there is no movement in the prices of debt securities. The writing of a put or call option on a futures contract involves risks similar to those risks relating to the purchase or sale of futures contracts.

Liquidity risks. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Trust intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although a Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no

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such market exists for particular options, it might not be possible to effect closing transactions in such options, with the result that the Fund would have to exercise the options in order to realize any profit.

Hedging risks. There are several risks in connection with the use by a Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the prices of securities which are the subject of the hedge. The Advisor will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indices the movements of which will, in its judgment, correlate closely with movements in the prices of the portfolio securities sought to be hedged.

Successful use of futures contracts and options by a Fund for hedging purposes is also subject to the Advisor’s ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction over a very short time period.

Other risks. Funds will incur brokerage fees in connection with their futures and options transactions. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

Index-Based Securities

Index-based securities, such as Standard & Poor’s Depository Receipts (“SPDRs”), NASDAQ-100 Index Tracking Stock (“NASDAQ 100s”), World Equity Benchmark Shares (“WEBS”), and Dow Jones DIAMONDS (“Diamonds”), are usually interests in a unit investment trust (“UIT”) that may be obtained from the UIT or purchased in the secondary market. SPDRs, NASDAQ 100s and DIAMONDS are listed on the American Stock Exchange. In some cases, index-based securities may be organized as open-end management investment companies that issue redeemable shares, and therefore, operate like other mutual funds (“Exchange-Traded Funds or ETFs”).

A UIT will generally issue index-based securities in aggregations of 50,000 known as “Creation Units” in exchange for a “Portfolio Deposit” consisting of (a) a portfolio of securities substantially similar to the component securities (Index Securities) of the applicable index (Index), (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT’s portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit (Balancing Amount) designed to equalize the NAV of the Index and the NAV of a Portfolio Deposit.

Index-based securities are not individually redeemable, except upon termination of the UIT. To redeem, the portfolio must accumulate enough index-based securities to reconstitute a Creation Unit (large aggregations of a particular index-based security). The liquidity of small holdings of index-based securities, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

The price of index-based securities is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of index-based securities is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for index-based securities is based on a basket

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of stocks. Disruptions in the markets for the securities underlying index-based securities purchased or sold by the Portfolio could result in losses on index-based securities. Trading in index-based securities involves risks similar to those risks, described above under “Options,” involved in the writing of options on securities.

Index Futures Contracts and Options on Index Futures Contracts

A debt index futures contract is a contract to buy or sell units of a specified debt index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the index. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor’s 100 Stock Index (S&P 100) is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange (NYSE). The S&P 100 assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 were $180, one contract would be worth $18,000 (100 units X $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 at a specified future date at a contract price of $180 and the S&P 100 is at $184 on that future date, the Fund will gain $400 (100 units X gain of $4). If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 is at $182 on that future date, the Fund will lose $200 (100 units X loss of $2). A Fund may purchase or sell futures contracts with respect to any stock index. Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

Purchases and sales of index futures may be used to hedge an investment. To hedge an investment successfully, however, a Fund must invest in futures contracts with respect to indices or sub-indices the movements of which will have a significant correlation with movements in the prices of the Fund’s securities.

Options on index futures contracts are similar to options on securities except that options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder assumes the underlying futures position and receives a variation margin payment of cash or securities approximating the increase in the value of the holder’s option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement is made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As an alternative to purchasing call and put options on index futures contracts, a Fund may purchase put and call options on the underlying indices themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy, and the writer undertakes the obligation to sell, an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash “exercise settlement amount.” This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed “index multiplier.” A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

The Funds will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The aggregate premium paid on all options on stock indices will not exceed 20% of a Fund’s total assets.

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Inflation-Protected Securities

Inflation-protected securities are fixed-income securities whose principal value or interest rate is adjusted periodically according to changes in a specific price index (such as the Consumer Price Index). If the price index falls (deflation), the principal value or interest rate of the securities will be adjusted downward, and, consequently, the interest payable on these securities will be reduced. U.S. Treasury Inflation-Protected Securities, also known as “TIPs”, are adjusted as to principal; repayment of the original principal upon maturity of the security is guaranteed if the security is purchased when originally issued. With respect to other types of inflation-protected securities that are adjusted to the principal amount, the adjusted principal value of the security repaid at maturity may be less than the original principal. Most other types of inflation-protected securities, however, are adjusted with respect to the interest rate, which has a minimum of 0%, and the principal value does not change.

Interests in Other Business Organizations

Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock. Limited partnerships are partnerships consisting of one or more general partners, by whom the business is conducted, and one or more limited partners who contribute capital to the partnership. Limited liability companies frequently consist of one or more managing members, by whom the business is conducted, and other members who contribute capital to the company. Limited partners and members of limited liability companies generally are not liable for the debts of the partnership beyond their capital contributions or commitments. Limited partners and non-managing members are not involved in the day-to-day management of the partnership or limited liability company. They receive income and capital gains from the partnership or company in accordance with the terms established in the partnership or operating agreement. Typical limited partnerships and limited liability companies are involved in real estate, oil and gas, and equipment leasing, but they also finance movies, research and development, and other projects.

For an organization classified as a partnership under the Code (including most limited partnerships and limited liabilities companies), each item of income, gain, loss, deduction and credit is not taxed at the partnership level but flows through with the same character to the partners or members. This allows the partnership to avoid double taxation.

A master limited partnership (MLP) is a publicly traded limited partnership or limited liability company. MLPs combine the tax advantages of a partnership with the liquidity of a publicly traded security. MLPs must limit their operations to avoid being taxed as corporations under the Code.

Money Market Instruments

Except where otherwise noted, all of the Funds may, for temporary defensive or liquidity purposes, invest up to 100% of their assets in money market instruments.

Commercial Paper and Variable Amount Master Demand Notes

Consistent with its investment objective, policies, and restrictions, each Fund may invest in commercial paper (including Section 4(2) commercial paper) and variable amount master demand notes. Commercial paper consists of unsecured promissory notes issued by corporations normally having maturities of 270 days or less and rates of return which are fixed. These investments may include Canadian Commercial Paper, which is U.S. dollar denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. A variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

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The commercial paper in which any of the Money Market Funds may invest is subject to the issuer diversification and quality restrictions imposed by Rule 2a-7 under the 1940 Act. The commercial paper in which the Mortgage Securities Fund may invest must be: (i) rated A-1 or better by Standard & Poor’s (S&P) or P-1 or better by Moody’s Investors Service (Moody’s); or (ii) unrated, but issued by companies with outstanding debt issues rated AAA by S&P or Aaa by Moody’s.

Bank Obligations

Bank obligations are short-term obligations issued by U.S. and foreign banks, including bankers’ acceptances, certificates of deposit, time deposits and similar securities.

Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise that are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in bankers’ acceptances will be limited to those guaranteed by domestic and foreign banks having, at the time of investment, total assets of $1 billion or more (as of the date of the institution’s most recently published financial statements).

Certificates of deposit and time deposits represent funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Investments in certificates of deposit and time deposits may include Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits, which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits, which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian banks. All investments in certificates of deposit and time deposits will be limited to those (a) of domestic and foreign banks and savings and loan associations which, at the time of investment, have total assets of $1 billion or more (as of the date of the institution's most recently published financial statements) or (b) the principal amount of which is insured by the Federal Deposit Insurance Corporation.

The Money Market Fund, Ohio Municipal Money Market Fund and Tax-Free Money Market Fund may only invest in bank obligations issued by domestic banks and U.S. branches of foreign banks subject to U.S. banking regulation. In addition, at the time of the investment, the issuing bank must have capital, surplus and undivided profits in excess of $100 million. Issuing banks of obligations in which the Mortgage Securities Fund invests must have capital, surplus and undivided profits in excess of $1 billion.

Variable Rate Demand Notes

Variable rate demand notes (“VRDNs”) are unsecured, direct lending arrangements between a Fund, as the lender, and a corporation, financial institution, government agency, municipality or other entity.

VRDNs have interest rates which float or which are adjusted at regular intervals ranging from daily to annually. Although the VRDNs are not generally traded, a Fund may demand payment of principal and accrued interest according to its arrangement with the borrower (usually upon no more than seven days’ notice). VRDNs are, therefore, treated as maturing on the later of the next interest adjustment or the date on which a Fund may next demand payment. Some VRDNs are backed by bank letters of credit.

Each of the Funds may only invest in VRDNs which satisfy its credit requirements for commercial paper.

Other money market instruments may include: obligations (certificates of deposit, time deposits, bank master notes, and bankers’ acceptances) of thrift institutions, and savings and loans, provided that such institutions have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; short-term corporate obligations rated within the three highest rating categories by an NRSRO (e.g., at least A by S&P or A by Moody’s) at the time of investment, or, if not rated, determined by the Advisor to be of comparable quality; general obligations issued by the U.S. Government and backed by its full

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faith and credit, and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government (e.g., obligations issued by Farmers Home Administration, Government National Mortgage Association, Federal Farm Credit Bank and Federal Housing Administration); receipts, including Treasury Receipts, Treasury Income Growth Receipts and Certificates of Accrual on Treasuries; repurchase agreements involving such obligations; money market funds, and foreign commercial paper.

Money Market Mutual Funds

Except under limited circumstances or pursuant to an exemptive relief from the Securities and Exchange Commission (SEC), a Fund may not invest more than 10% of its total assets at any one time in the shares of other funds, 5% of its total assets in the shares of any one mutual fund, or own more than 3% of the shares of any one fund. When a Fund invests in the shares of other mutual funds, investment advisory and other fees will apply, and the investment’s yield will be reduced accordingly.

Pursuant to an exemptive order, dated July 24, 2001, received from the SEC, each of the Equity Funds, Income Funds and Asset Allocation Funds may invest up to 25% of their respective total assets in Interfund Shares of the Huntington Money Market Fund subject to Subchapter M as described under “Taxes” section below.

Mortgage Dollar Roll Transactions

A dollar roll transaction is a transaction through which a Fund sells certain of its securities to financial institutions such as banks and broker-dealers, and agrees to repurchase substantially similar securities at a mutually agreed upon date and price. At the time a Fund enters into a dollar roll agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid high grade debt securities consistent with its investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to insure that such equivalent value is maintained at all times. Dollar roll agreements involve the risk that the market value of securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. Dollar roll agreements are considered to be borrowings by an investment company under the 1940 Act and, therefore, a form of leverage. A Fund may experience a negative impact on its net asset value (NAV) if interest rates rise during the term of a dollar roll agreement. A Fund generally will invest the proceeds of such borrowings only when such borrowings will enhance a Fund’s liquidity or when the Fund reasonably expects that the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction.

Mortgage-related Securities

Mortgage-related securities are securities that, directly or indirectly, represent participations in, or are secured by and payable from, loans secured by real property. Mortgage-related securities include mortgage pass-through securities, adjustable rate mortgage securities and derivative securities such as collateralized mortgage obligations and stripped mortgage-backed securities. Mortgage-related securities fall into three categories: (a) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC); (b) those issued by non-governmental issuers that represent interests in, or are collateralized by, mortgage-related securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (c) those issued by non-governmental issuers that represent an interest in, or are collateralized by, whole mortgage loans or mortgage-related securities without a government guarantee but usually with over-collateralization or some other form of private credit enhancement. Non-governmental issuers include originators of investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

There are a number of important differences both among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities themselves. Ginnie Maes are Mortgage Pass-Through Certificates issued by GNMA, which is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes are guaranteed as to the timely payment of principal and interest by GNMA and GNMA’s guarantee is backed by the full faith and credit of the U.S. Treasury. In addition, Ginnie Maes are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under GNMA’s guarantee. Mortgage-related securities issued by the FNMA include FNMA Guaranteed Mortgage Pass-Through

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Certificates (also known as “Fannie Maes”) which are solely the obligations of the FNMA. The FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA but are not backed by or entitled to the full faith and credit of the U.S. Treasury. Mortgage-related securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCS”). The FHLMC is a corporate instrumentality of the U.S. Government, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the U.S. Treasury or by any Federal Home Loan Bank and do not constitute a debt or obligation of the U.S. Government or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of mortgage-related securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are prone to prepayment. For this and other reasons, a mortgage-related security’s effective maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security’s return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

Mortgage Pass-through Securities

Mortgage pass-through securities provide for the pass-through to investors of their pro-rata share of monthly payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

Adjustable Rate Mortgage Securities

Adjustable rate mortgage securities (ARMS) are pass-through mortgage securities collateralized by mortgages with interest rates that are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the values of ARMS, like other debt securities, generally vary inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the values of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

ARMS typically have caps which limit the maximum amount by which the interest rate may be increased or decreased at periodic intervals or over the life of the loan. To the extent that interest rates increase in excess of the caps, ARMS can be expected to behave more like traditional debt securities and to decline in value to a greater extent than would be the case in the absence of such caps. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages. The extent to which the prices of ARMS fluctuate with changes in interest rates will also be affected by the indices underlying the ARMS. Some indices, such as the one-year constant maturity Treasury note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Reserve Cost of Funds Index (often related to ARMS issued by FNMA), tend to lag changes in market levels and tend to be somewhat less volatile.

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Derivative Mortgage Securities

Collateralized mortgage obligations are derivative mortgage securities and are debt instruments issued by special purpose entities which are secured by pools of mortgage loans or other mortgage-related securities. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-related securities. Both are considered derivative mortgage securities and are collectively referred to as “CMOs.” Payments of principal and interest on underlying collateral provide the funds to pay debt service on the collateralized mortgage obligation or make scheduled distributions on the multi-class pass-through security.

In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMO, often referred to as a “tranche,” is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates.

The principal and interest on the underlying mortgages may be allocated among the several tranches of a CMO in many ways. For example, certain tranches may have variable or floating interest rates and others may provide only the principal or interest feature of the underlying security. Generally, the purpose of the allocation of the cash flow of a CMO to the various tranches is to obtain a more predictable cash flow to certain of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-related securities. As part of the process of creating more predictable cash flows on most of the tranches of a CMO, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgage loans. The yields on these tranches, which may include inverse floaters, stripped mortgage-backed securities, and Z tranches, discussed below, are generally higher than prevailing market yields on mortgage-related securities with similar maturities. As a result of the uncertainty of the cash flows of these tranches, the market prices of and yield on these tranches generally are more volatile.

An inverse floater is a CMO tranche with a coupon rate that moves inversely to a designated index, such as LIBOR (London Inter-Bank Offered Rate) or COFI (Cost of Funds Index). Like most other fixed income securities, the value of inverse floaters will decrease as interest rates increase. Inverse floaters, however, exhibit greater price volatility than the majority of mortgage pass- through securities or CMOs. Coupon rates on inverse floaters typically change at a multiple of the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floater while any drop in the index rate causes a correspondingly greater increase in the coupon of an inverse floater. Some inverse floaters also exhibit extreme sensitivity to changes in prepayments. Inverse floaters would be purchased by a Fund in an attempt to protect against a reduction in the income earned on the Fund’s investments due to a decline in interest rates.

Z tranches of CMOs defer interest and principal payments until one or more other classes of the CMO have been paid in full. Interest accretes on the Z tranche, being added to principal, and is compounded through the accretion period. After the other classes have been paid in full, interest payments begin and continue through maturity. Z tranches have characteristics similar to zero coupon bonds. Like a zero coupon bond, during its accretion period a Z tranche has the advantage of eliminating the risk of reinvesting interest payments at lower rates during a period of declining market interest rates. At the same time, however, and also like a zero coupon bond, the market value of a Z tranche can be expected to fluctuate more widely with changes in market interest rates than would the market value of a tranche which pays interest currently. In addition, changes in prepayment rates on the underlying mortgage loans will affect the accretion period of a Z tranche, and therefore also will influence its market value.

The Mortgage Securities Fund will invest only in CMOs which are issued by agencies or instrumentalities of the U.S. Government or CMOs issued by private organizations which are rated AAA by an NRSRO.

Stripped mortgage-backed securities (SMBSs) may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities). SMBSs are derivative multi-class securities. SMBSs are usually structured with two classes and receive different proportions of the interest and principal

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distributions on the pool of underlying mortgage-backed securities. Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs (the principal-only or “PO” class) and a reduction in the amount of payments made to holders of interest-only SMBSs (the interest-only or “IO” class). Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed income securities. If the underlying mortgages experience slower than anticipated prepayments of principal, the yield on a PO class will be affected more severely than would be the case with a traditional mortgage-related security. Because the yield to maturity of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage-backed securities, it is possible that a Fund might not recover its original investment on interest-only SMBSs if there are substantial prepayments on the underlying mortgages. A Fund's inability to fully recoup its investment in these securities as a result of a rapid rate of principal prepayments may occur even if the securities are rated AAA by an NRSRO. In view of these considerations, the Advisor intends to use these characteristics of interest-only SMBSs to reduce the effects of interest rate changes on the value of a Fund’s portfolio, while continuing to pursue current income.

Non-Investment Grade Securities

The fixed income securities in which the Huntington Global Select Markets Fund invests may be rated BB+ or lower by Standard & Poor’s or Ba or lower by Moody’s (referred to as “junk bonds”). Securities rated below investment grade generally entail greater interest rate, liquidity and credit risks than investment grade securities.

Options

A call option gives the purchaser of the option the right to buy a security at a stated price from the writer (seller) of the option. A put option gives the purchaser of the option the right to sell a security at a stated price to the writer of the option. In a covered call option, during the option period the writer owns the security (or a comparable security sufficient to satisfy securities exchange requirements) which may be sold pursuant to the option. In a covered put option, the writer holds cash and/or short-term debt instruments sufficient in an amount equal to the exercise price of the option. In addition, a put or call option will be considered covered if and to the extent that some or all of the risk of the option has been offset by another option. A Fund may write combinations of covered puts and calls on the same underlying security.

In general, a Fund may write options in an attempt to increase returns or purchase options for hedging purposes.

The premium received from writing a put or call option, increases a Fund's return on the underlying security in the event that the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. A put option locks in the price at which a Fund may sell a security it holds, thus hedging against market declines and a call option locks in the price at which a Fund may purchase a security, thus hedging against inflation. Such protection is provided during the life of the put option since the Fund, as holder of the option, is able to sell the underlying security at the option's exercise price regardless of any decline in the underlying security's market price.

By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security substantially appreciates in value.

A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. A Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the

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security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.

In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

Those Funds that are authorized to write or purchase put and call options must cover such options.

The successful use of options depends on the ability of the Advisor to forecast interest rate and market movements. For example, if a Fund were to write a call option based on the Advisor’s expectation that the price of the underlying security will fall, but the price rises instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on the Advisor's expectations that the price of the underlying security will rise, but the price falls instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not lose any of its investment in such security if the price does not change.

The use of options also involves the risk of imperfect correlation between movements in option prices and movements in the value of the underlying securities.

The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although a Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transaction at any particular time or at an acceptable price.

A Fund generally expects that its options transactions will be conducted on recognized exchanges. In certain instances, however, a Fund may purchase and sell options in the OTC markets. A Fund’s ability to terminate options in the OTC market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to a Fund. A Fund will, however, engage in OTC market transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of the Advisor, the pricing mechanism and liquidity of the OTC market is satisfactory and the participants are responsible parties likely to meet their contractual obligations.

If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events—such as volume in excess of trading or clearing capability—were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, a Fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Fund, as option writer, would remain obligated under the option until expiration.

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Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as a purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options by holders who would be unable to deliver the underlying interest. A Fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration and the Fund was unable either to acquire the underlying security or to sell the put option in the market.

Special risks are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premium may not reflect the current prices of the underlying interest in the United States.

An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, a Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when the Advisor believes it is inadvisable to do so.

Higher than anticipated trading activity or order flow or other unforeseen events might cause the Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict a Fund’s use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Trust and other clients of the Advisor may be considered such a group. These position limits may restrict the Trust's ability to purchase or sell options on particular securities. Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by the Options Clearing Corporation.

Preferred Stock

Preferred stock is a type of equity security which represents an ownership interest in a corporation and the right to a portion of the assets of the corporation in the event of a liquidation. This right, however, is subordinate to that of any creditors, including holders of debt issued by the corporation. Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate.

Real Estate Investment Trusts (REITs)

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. The real property and mortgages serving as investment vehicles for REITs may be either residential or commercial in nature and may include healthcare facilities. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. Such tax requirements limit a REITs’ ability to respond to changes in the commercial real estate market.

Investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

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Repurchase Agreements

Repurchase agreements are agreements through which banks, broker-dealers and other financial institutions approved by the Trustees, sell securities (usually U.S. Government securities) to a Fund and agree to repurchase those securities at a specified price and time (usually not more than seven days from the original sale). The seller's obligation to pay the repurchase price is secured by the securities to be repurchased. These securities are required to be held by the Fund, its custodian or a third-party custodian. In order to protect the Fund's interest, collateral securities must have a value of at least 100% of the resale price at all times. (The seller must provide additional collateral in the event that this condition is not met). In general, the Advisor will require collateral securities to have a value of at least 102% of the resale price at the time the repurchase agreement is made. The collateral is marked to market on a daily basis, thus enabling the Advisor to determine when to request additional collateral from the seller.

If a seller defaults on its repurchase obligation, a Fund could realize a loss on the sale of the underlying securities to the extent that the proceeds of the sale (including accrued interest) are less than the resale price. In addition, even though the U.S. Bankruptcy Code provides protection to a Fund if the seller becomes bankrupt or insolvent, the Fund may suffer losses in such event.

Restricted and Illiquid Securities

Restricted securities are any securities which are subject to restriction on resale under federal securities law, including commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Illiquid securities are any securities for which there is a limited trading market and may, therefore, be difficult to sell at market value. Because restricted and illiquid securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to a Fund.

Section 4(2) commercial paper is generally sold to institutional investors, such as mutual funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Trust believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Trust may treat these securities as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Trust intends not to subject such paper to any limitation applicable to restricted securities.

Reverse Repurchase Agreements

Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements, provided such action is consistent with the Fund’s investment objective and fundamental investment restrictions; as a matter of non fundamental policy, each Fund intends to limit total borrowings under reverse repurchase agreements to no more than 10% of the value of its total assets. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities to financial institutions such as banks or to broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. A Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high-quality debt securities consistent with the Fund's investment objective having a value equal to 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that an equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

Securities of Other Investment Companies

The Funds may invest in securities of other investment companies (“Acquired Funds”), including ETFs and the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash. A Fund’s shareholders indirectly bear the expenses of the Acquired Funds in which a Fund invests.

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Except under exemptive rules or relief from the Securities and Exchange Commission (“SEC”), a Fund may not invest more than 10% of its total assets at any one time in the shares of other investment companies (funds), 5% of its total assets in the shares of any one investment company, or own more than 3% of the shares of any one investment company. When a Fund invests in the shares of other investment companies, investment advisory and other fees will apply, and the investment's yield will be reduced accordingly. Pursuant to an exemptive order, dated July 24, 2001, received from the SEC, each of the Equity Funds, Income Funds and Asset Allocation Funds may invest up to 25% of their respective total assets in Interfund Shares of the Huntington Money Market Fund subject to Subchapter M as described under “Taxes” section below.

Under normal market conditions, the Global Select Markets Fund, Rotating Markets Fund, Technical Opportunities Fund and Real Strategies Fund intend to invest their assets in common stocks and index-based securities in order to achieve their investment focus. The Global Select Markets Fund, Rotating Markets Fund, Technical Opportunities Fund and Real Strategies Fund may also invest in index based ETFs that relate to real estate- or commodities-related business sectors. The shares of most index-based securities, including ETFs, are listed and traded on stock exchanges at market prices, although some shares may be redeemable at NAV for cash or securities. Index-based securities may be purchased in order to achieve exposure to a specific region, country or market sector, or for other reasons consistent with a Fund’s investment strategy. As with traditional investment companies, index-based securities charge asset-based fees, although these fees tend to be relatively low. Index-based securities generally do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell index-based securities.

Securities Lending

In order to generate additional income, each of the Funds may lend its portfolio securities on a short-term basis to certain brokers, dealers or other financial institutions. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the Funds. All Funds may each lend up to 33 1/3% of their total assets. Such loans must be fully collateralized by cash, U.S. government obligations or other high-quality debt obligations and marked to market daily. Although the loan is fully collateralized, if the borrower defaults, a Fund could lose money.

While portfolio securities are on loan, the borrower will pay to the lending Fund any dividends or interest received on the securities. In addition, the Fund retains all or a portion of the interest received on investment of the collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the lending Fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable a Fund to exercise voting rights on any matters materially affecting the investment. A Fund may also call such loans in order to sell the securities.

One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

Small Cap/Special Equity Situation Securities

Certain Funds may invest in the securities of small capitalization companies and companies in special equity situations. Companies are considered to have a small market capitalization if their capitalization is within the range of those companies in the S&P 600 Small Cap Index. Companies are considered to be experiencing special equity situations if they are experiencing unusual and possibly non-repetitive developments, such as mergers; acquisitions; spin-offs; liquidations; reorganizations; and new products, technology or management. These companies may offer greater opportunities for capital appreciation than larger, more established companies, but investment in such companies may involve certain special risks. These risks may be due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth in management. The securities of such companies are often traded in the over-the-counter market and may not be traded in volumes typical on a national securities exchange. Thus, the securities of such companies may be less liquid, and subject to more abrupt or erratic market

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movements than securities of larger, more established growth companies. Since a “special equity situation” may involve a significant change from a company’s past experiences, the uncertainties in the appraisal of the future value of the company’s equity securities and the risk of a possible decline in the value of the Funds’ investments are significant.

Tax-Exempt Securities

Tax-exempt securities are debt obligations the interest on which is, in the opinion of bond counsel for the issuing governmental entity or agency, excluded from gross income for federal income tax purposes. Examples of tax-exempt securities include fixed and floating or variable rate municipal obligations, tax-exempt notes, certificates of participation, trust and partnership interests in municipal obligations, tax-exempt commercial paper, stand-by commitments and private activity bonds.

Tax-exempt securities are issued to obtain monies for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, roads, schools, water and sewer works, and other utilities. Other public purposes for which tax-exempt securities may be issued include refunding outstanding obligations, obtaining monies for general operating expenses and to lend to other public institutions and facilities. The two principal classifications of tax-exempt securities are general obligation and limited obligation (or revenue) securities. General obligation securities are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer’s general unrestricted revenues and not from any particular fund or source. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer.

Limited obligation securities are payable only from the revenues derived from a particular facility or class or facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, and generally are not payable from the unrestricted revenues of the issuer. Private activity bonds generally are limited obligation securities, the credit and quality of which are usually directly related to the credit of the private user of the facilities. Payment of principal of and interest on these bonds is the responsibility of the private user (and any guarantor).

Tax-exempt notes and tax-exempt commercial paper are generally used to provide for short-term capital needs, seasonal working capital needs of municipalities or to provide interim construction financing, and generally have maturities of one year or less. Tax-exempt notes include tax anticipation notes (TANs), revenue anticipation notes (RANs) and bond anticipation notes (BANs). TANs are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes. RANs are issued in expectation of receipt of other kinds of revenue, such as federal revenues or grants available under the federal revenue sharing programs. BANs are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions and is actively traded.

Private activity bonds (sometimes called “industrial development bonds”) may be issued by or on behalf of public authorities to obtain funds to support certain privately owned or operated facilities. Because dividends attributable to interest on such bonds may not be tax exempt, it may not be desirable for an investor to purchase shares of a Fund which invests in private activity bonds, if such investor is a “substantial user” of facilities which are financed by private activity bonds or industrial development bonds or a “related person” of such a substantial user.

Tax-exempt securities may be purchased through the acquisition of certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on tax-exempt securities. In such arrangements, any discount accruing on a certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related tax-exempt securities must be exempt from federal income tax and applicable state income taxes to the same extent as interest on such tax-exempt securities, in the opinion of counsel to the initial seller of each such certificate or instrument.

Tax-exempt securities may also be acquired by purchasing from banks participation interests in all or part of specific holdings of tax-exempt securities. Such participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. A Fund will have the right to sell the interest back to the bank or other financial institutions and draw on the letter of credit on demand, generally on seven days’ notice, for all or any part of the Fund’s participation interest in the par value of the municipal obligation plus accrued interest. the Advisor will generally

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exercise the demand on a letter of credit only under the following circumstances: (1) upon default of any of the terms of the documents of the municipal obligation, (2) as needed to provide liquidity in order to meet redemptions, or (3) in order to maintain a high quality investment portfolio. The selling bank may receive a fee in connection with the arrangement. Banks and financial institutions are subject to extensive governmental regulations which may limit the amounts and types of loans and other financial commitments that may be made and interest rates and fees which may be charged. The profitability of banks and financial institutions is largely dependent upon the availability and cost of capital funds to finance lending operations under prevailing money market conditions. General economic conditions also play an important part in the operations of these entities and exposure to credit losses arising from possible financial difficulties of borrowers may affect the ability of a bank or financial institution to meet its obligations with respect to a participation interest. A Fund which purchases a participation interest must receive an opinion of counsel or a ruling of the Internal Revenue Service stating that interest earned by it on the tax-exempt securities in which it holds such participation interest is excluded from gross income for federal regular income tax purposes and applicable state income taxes.

Prices and yields on tax-exempt securities are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions in the market for tax-exempt obligations, the size of a particular offering, the maturity of the obligation and ratings of particular issues, and are subject to change from time to time. Information about the financial condition of an issuer of tax-exempt bonds or notes may not be as extensive as that which is made available by corporations whose securities are publicly traded.

Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of tax-exempt securities. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations to pay interest on and principal of their tax-exempt securities may be materially impaired or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax exempt obligations or certain segments thereof, or may materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal or political developments might affect all or a substantial portion of tax-exempt securities in the same manner. Obligations of issuers of tax-exempt securities are subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Code, affecting the rights and remedies of creditors.

The Code imposes certain continuing requirements on issuers of tax-exempt securities regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the United States of America. Failure by the issuer to comply subsequent to the issuance of tax-exempt bonds with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

The Ohio Tax-Free Fund may not invest in private activity bonds if the interest is treated as a preference item for purposes of the federal alternative minimum tax (AMT). Shareholders should consult their own tax advisor regarding the potential effect on them (if any) of any investment in the Tax-Exempt Funds.

Ultrashort ETFs

Ultrashort ETFs are exchange-traded funds which are designed to correspond to twice the inverse of the daily performance of an underlying index. Ultrashort ETFs invest in financial instruments (including derivatives) which the advisor to the Ultrashort ETF believes should, in combination, achieve such daily return characteristics.

U.S. Government Securities

U.S. Government securities are securities that are either issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities. U.S. Government securities are limited to: direct obligations of the U.S. Treasury, such as bills, notes, and bonds of the U.S. Treasury, and notes, bonds, and discount notes of U.S. Government agencies or instrumentalities, including certain mortgage securities.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury.

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Other such obligations are only supported by: the issuer’s right to borrow an amount limited to a specific line of credit from the U.S. Treasury; the discretionary authority of the U.S. Government to purchase certain obligations of an agency or instrumentality; or the credit of the agency or instrumentality.

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (“GSE”) acting under federal authority. Some GSE securities are supported by the full faith and credit of the U.S. Government and some GSE securities are not. GSE securities backed by the full faith and credit of the U.S. Government include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

GSE securities, not backed by the full faith and credit of the U.S. Government but that receive support through federal subsidies, loans or other benefits include the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, and Tennessee Valley Authority in support of such obligations.

Other GSE securities are not backed by the full faith and credit of the U.S. Government and have no explicit financial support, including the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities. A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

U.S. Treasury Security Futures Contracts and Options

U.S. Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price. Options on U.S. Treasury securities futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the period of the option. U.S. Treasury security futures contracts and options on such contracts are used to hedge against movements in the value of tax-exempt securities.

Successful use of U.S. Treasury security futures contracts depends on the ability to predict the direction of interest rate movements and the effects of other factors on the value of debt securities. For example, the sale of U.S. Treasury security futures contracts is used to hedge against the possibility of an increase in interest rates which would adversely affect the value of tax-exempt securities held in a Fund’s portfolio. If, unexpectedly, the prices of the tax-exempt securities increase following a decline in interest rates, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so.

There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities. For example, if a Fund has hedged against a decline in the values of tax-exempt securities held by it by selling U.S. Treasury securities futures and the value of U.S. Treasury securities subsequently increases while the value of its tax-exempt securities decreases, the Fund will incur losses on both its U.S. Treasury security futures contracts and its tax-exempt securities. The Advisor will seek to reduce this risk by monitoring movements in markets for U.S. Treasury security futures and options and for tax-exempt securities closely.

Warrants

Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant’s exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

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When-issued and Delayed Delivery Transactions

When-issued and delayed delivery transactions are arrangements through which a Fund purchases securities with payment and delivery scheduled for a future time. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the purchasing Fund sufficient to make payment for the securities are segregated on the Fund’s records at the trade date. These assets are then marked to market daily and maintained until the transaction has been settled. A seller’s failure to complete a transaction may cause a Fund to miss a desired price or yield. In addition, because of delayed settlement, a Fund may pay more than market value on the settlement date. the Advisor may choose to dispose of a commitment prior to settlement.

With the exception of the Mortgage Securities Fund, which may invest up to 35% of its total assets in securities purchased on a when-issued or delayed delivery basis, the Dividend Capture Fund, the Mid Corp America Fund, the New Economy Fund, and the Situs Fund, which may invest up to 25% of their total assets in securities purchased on a when-issued or delayed delivery basis, and the Global Select Markets Fund, International Equity Fund and Macro 100 Fund, which have no such restrictions on total assets, none of the Funds intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of a Fund’s assets.

Zero-coupon Securities

Zero-coupon securities are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the NAV of shares of a Fund investing in zero-coupon securities may fluctuate over a greater range than shares of other Funds and other mutual funds investing in securities making current distributions of interest and having similar maturities.

Zero-coupon securities may include U.S. Treasury bills issued directly by the U.S. Treasury or other short-term debt obligations, and longer-term bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons from the underlying principal (the “corpus”) of U.S. Treasury securities and resold them in custodial receipt programs with a number of different names, including TIGRS and CATS. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof.

In addition, the U.S. Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on U.S. Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program, as established by the U.S. Treasury Department, is known as “STRIPS” or “Separate Trading of Registered Interest and Principal of Securities.” Under the STRIPS program, a Fund will be able to have its beneficial ownership of U.S. Treasury zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidence of ownership of the underlying U.S. Treasury securities. When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons maybe sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

INVESTMENT RISKS

There are many factors which may affect an investment in the Funds. The Funds’ principal risks are described in the Prospectus. Additional risk factors are outlined below.

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ADR and Domestically Traded Foreign Securities Risk

Because the Funds (except Mortgage Securities Fund) may invest in ADRs and other domestically traded securities of foreign companies, the Funds’ share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case. Foreign companies may not provide information as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign companies may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information concerning companies in the United States.

Advisor’s Potential Conflict

In managing the Asset Allocation Funds, the Advisor has sole discretion in selecting and substituting the Underlying Funds in which the Asset Allocation Funds will invest at any given time. Because the Advisor is primarily responsible for managing the Asset Allocation Funds and each of the Underlying Funds, the Advisor is subject to conflicts of interest with respect to how it allocates the Asset Allocation Funds’ assets among the various Underlying Funds. The conflict primarily arises because the expenses paid by the Advisor in connection with its management of certain of the Underlying Funds could be higher than expenses paid for other Underlying Funds, likewise, fees payable to the Advisor and/or its affiliates (primarily management fees) by some Underlying Funds are higher than the fees payable by other Underlying Funds. See “Fees Paid to Advisor and Affiliates.”

Allocation Risk

Because the Asset Allocation Funds have set limitations on the amount of assets that may be allocated to Underlying Equity Funds, Underlying Income Funds and Underlying Money Market Funds, respectively, the Asset Allocation Funds have less flexibility in their investment strategies than funds that are not subject to such limitations. In addition, the asset allocations made by the Asset Allocation Fund may not effectively decrease risk or increase returns for investors

Asset-Backed Securities Risk

Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Call Risk

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Class/Sector Focus Risk

When a Fund invests more than 25% of its net assets in securities of issuers within a particular geographic region or business sector, it is subject to increased risk. Performance will generally depend on the region’s performance, which may differ in direction and degree from that of the overall stock market. In addition, financial, economic, business and political developments affecting the region or sector may have a greater effect on the Fund.

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Counterparty Risk

The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Credit Risk

Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, the Funds will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Funds must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit Enhancement Risk

The securities in which the Ohio Money Fund, Tax Free Money Fund, and Ohio Tax Free Fund invest may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). Credit enhancement is designed to assure timely payment of the security; it does not protect the Fund against losses caused by declines in a security’s value due to changes in market conditions. Securities subject to credit enhancement generally would be assigned a lower credit rating if the rating were based primarily on the credit quality of the issuer without regard to the credit enhancement. If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded.

A single bank, bond insurer or other enhancement provider may provide credit enhancement to more than one of the Fund’s investments. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest its assets in securities credit enhanced by banks or by bond insurers without limit. Bond insurers that provide credit enhancement for large segments of the fixed income markets, particularly the municipal bond market, may be more susceptible to being downgraded or defaulting during recessions or similar periods of economic stress.

Currency Risk

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of a Fund’s foreign investments and the value of its Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

Derivative and Hybrid Instruments Risk

A Fund’s investments in derivatives can significantly increase the Fund’s exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

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When a derivative or other instrument is used as a hedge against an offsetting position that the Fund also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent the Fund uses a derivative security or other instrument for purposes other than as a hedge, or, if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this prospectus or this SAI, such as market, interest rate, credit, currency, liquidity and leverage risks.

Diversification Risk

When a Fund invests more than 25% of its net assets in securities of issuers within a particular geographic region or business sector, it is subject to increased risk. As is the case with respect to each of the single state Funds, performance will generally depend on the region’s performance, which may differ in direction and degree from that of the overall stock market. In the case of the Real Strategies Fund, performance may also depend on the performance of one or more business sectors. In addition, financial, economic, business and political developments affecting the region or sector may have a greater effect on these Funds.

Equity Securities Risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Even Funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Exchange-Traded Funds Risk

An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF, if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

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Extension Risk

Extension risk is the possibility that rising interest rates may cause prepayments on underlying obligations to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

Foreign Custodial Services and Related Investment Costs Risk

Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets, particularly emerging markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Foreign Investment Risk

Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets.

Government Intervention and Extreme Volatility

Events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to, the U.S. government’s placement of Fannie Mae and Freddie Mac under conservatorship, the bankruptcy filing of Lehman Brothers, the sale of Merrill Lynch to Bank of America, the U.S. Government support of American International Group and Citigroup, the sale of Wachovia to Wells Fargo, reports of credit and liquidity issues involving certain money market mutual funds, and emergency measures by the U.S. and foreign governments banning short-selling. Both domestic and foreign equity markets have experienced increased volatility, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions will continue.

In addition to the recent unprecedented volatility in financial markets, the reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These events and possible continuing market volatility may have an adverse effect on the Funds.

The Funds’ investment strategies may be significantly affected in the event of government interventions due to this extreme volatility.

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Index-Based Securities Risk

An investment in index-based securities generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies, and policies. The price of index-based securities can fluctuate up or down, and the Funds could lose money investing in index-based securities if the prices of the securities owned by the index-based security go down. In addition, index-based securities that are exchange-traded may be subject to the following risks that do not apply to conventional funds: (i) the market price of an index-based security’s shares may trade above or below their NAV; (ii) an active trading market for an index-based security’s shares may not develop or be maintained; or (iii) trading of an index-based security’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit-breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Interest Rate Risk

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Investment Style Risk

The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Leverage Risk

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls, and may expose the Fund to greater risk and increase its costs. When transactions create leverage, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivatives or other instruments themselves. Certain transactions have the potential for unlimited loss, regardless of the size of the initial investments. Increases and decreases in the value of the securities held by the Fund and therefore in the Fund’s net asset value will be magnified when the Fund uses leverage because leverage tends to increase the Fund’s exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

To mitigate leverage risk, the Advisor will segregate liquid assets on the books of the Fund or otherwise cover the transactions. The use of leverage may cause the Fund to liquidate Fund positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. The Fund will also have to pay interest on its borrowing, reducing the Fund’s return. This interest expense may be greater than the Fund’s return on the underlying investment.

Liquidity Risk

Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

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Manager Risk

The Advisor’s selection of securities for a Fund may cause a Fund to underperform similar funds or relevant benchmarks.

Market Risk

Market risk is the risk that the value of a security will move up or down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as “volatility,” may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy or the market as a whole. Market risk is common to most investments, including stocks and bonds, and the mutual funds that invest in them. Bonds and other fixed income securities generally involve less market risk than stocks. The risks of investing in bonds, however, can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.

Mortgage-Backed and Asset-Backed Securities Risk

Mortgage-backed securities represent participating interests in pools of residential mortgage loans, some of which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a Fund and not the purchase of shares of the Fund.

Mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall. An increased rate of prepayments on the Fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the Fund as the Fund may be required to reinvest assets at a lower interest rate. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. The prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

Collateralized Mortgage Obligations: A Fund may invest in mortgage-backed securities called collateralized mortgage obligations (“CMOs”). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a Fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-Backed Securities: Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to those of mortgage-backed securities.

Prepayment Risk

Many types of fixed-income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.

Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread may cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Real Estate/REIT Risk

A Fund’s investments in REITs are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns. The value of REITs and other real estate-related

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investments is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer’s management skills. In the event of a default by an underlying tenant or borrower, a REIT could experience delays in enforcing its rights as a lessor or mortgagee and may incur substantial costs associated with protecting its investments. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Also, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Recoupment Risk. The Advisor entered into an agreement with the Fund effective June 15, 2009, whereby the Advisor agreed to waive all or a portion of its investment advisory fee and/or to reimburse certain operating expenses of the Fund to the extent necessary to ensure that the Fund maintains a positive yield of at least 0.01%. The Advisor shall be entitled to recoup from the Fund any waived and/or reimbursed amounts pursuant to the agreement for a period of up to three (3) years from the date of the waiver and/or reimbursement. This recoupment could negatively affect the Fund’s future yield. The Advisor may terminate the agreement at any time upon thirty (30)  days’ prior written notice to the Fund.

Securities Linked to the Real Estate Market Risk

Investing in securities of companies in the real estate industry subjects a Fund to the risks associated with the direct ownership of real estate. These risks include:

•	declines in the value of real estate;

•	risks related to general and local economic conditions;

•	possible lack of availability of mortgage funds;

•	overbuilding;

•	extended vacancies of properties;

•	increased competition;

•	increases in property taxes and operating expenses;

•	change in zoning laws;

•	losses due to costs resulting from the clean-up of environmental problems;

•	liability to third parties for damages resulting from environmental problems;

•	casualty or condemnation losses;

•	limitations on rents;

•	changes in neighborhood values and the appeal of properties to tenants; and

•	changes in interest rates.

Therefore, for a Fund investing a substantial amount of its assets in securities of companies in the real estate industry, the value of a Fund’s shares may change at different rates compared to the value of shares of a Fund with investments in a mix of different industries.

Securities of companies in the real estate industry include real estate investment trusts (“REITs”) including equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code, or to maintain their exemptions form registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

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In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. See “Small and Medium Size Company Risk” for a discussion of the risks associated with investments in these companies.

Ultrashort ETFs Risk

Ultrashort ETFs use investment techniques that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. An Ultrashort ETF’s investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested. Such instruments, particularly when used to create leverage, may expose the Ultrashort ETF and the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the security or index. The use of aggressive investment techniques also exposes the Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities contained in an index underlying an Ultrashort ETF benchmark, including: (1) the risk that an instrument is mispriced; (2) credit or performance risk on the amount the Ultrashort ETF expects to receive from a counterparty; (3) the risk that securities prices, interest rates and currency markets will move adversely and the Ultrashort ETF will incur significant losses; (4) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for any particular instrument and/or possible exchange-imposed price fluctuation limits, which may make it difficult or impossible to adjust an Ultrashort ETF’s position in a particular financial instrument when desired.

Security-Specific Risk

Security-specific risk is the risk that the value of a particular security may or may not move in the same direction as the market as a whole. All Funds are subject to this type of risk.

Special Risk Factors Applicable to the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund

Since these Funds invest primarily in issuers from Ohio, the Funds may be subject to additional risks compared to funds that invest in multiple states. Ohio’s economy is relatively diversified across the manufacturing, agriculture and services sectors. However, the manufacturing sector, in particular automobile manufacturing related industries, is still a major employer within Ohio and exposes the state to the economic dislocations which occur within cyclical industries.

Small and Medium Size Company Risk

Companies that are small or unseasoned (i.e., less than three years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products and may have limited financial resources and a small management group. Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities. The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a Fund’s investments to decrease if it needs to sell such securities when there are few interested buyers. Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security. There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a Fund, the Advisor may not be aware of problems associated with the company issuing the security. Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.

Unrated Securities Risk

To the extent that the Fund invests in unrated securities, these securities may prove less liquid than rated securities as less information is available regarding the securities and a market may not exist for the securities at a given point in time.

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INVESTMENT RESTRICTIONS

In effectuating the Asset Allocation Funds’ investment goals and strategies, each Asset Allocation Fund will look through to the investments of the Underlying Funds. The following investment restrictions are fundamental and may not be changed without a vote of a majority of the outstanding Shares of a Fund. The investment restrictions pertain to each Fund unless otherwise noted. Each Fund

(1)	May not concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(2)	May issue senior securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(3)	May lend or borrow money to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(4)	May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(5)	May underwrite securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(6)	May pledge, mortgage or hypothecate any of its assets to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(7)	May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time. (For all Funds except Tax-Free Money Market Fund, Ohio Municipal Money Market Fund, Ohio Tax-Free Fund, Global Select Markets Fund, Real Strategies Fund and Technical Opportunities Fund).

The fundamental limitations of the Funds have been adopted to avoid wherever possible the necessity of shareholder meetings otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, certain Funds also have adopted non-fundamental limitations, set forth below, which in some instances may be more restrictive than their fundamental limitations. Any changes in a Fund’s non-fundamental limitations will be communicated to the Fund's shareholders prior to effectiveness.

Note, with respect to the Global Select Markets Fund and Rotating Markets Fund, the Fund will not invest more than 25% of its total assets in the securities of exchange-traded funds which concentrate (i.e., invest more than 25% of their assets) in the same industry, provided that (i) through its investment in index-based securities, the Fund indirectly may invest more than 25% of its assets in one industry, and (ii) the Fund will concentrate more than 25% of its assets in investment companies. The Real Strategies Fund may also indirectly invest more than 25% of its assets in one industry indirectly through investments in index-based securities which do not concentrate in the industry.

1940 Act Restrictions. Under the 1940 Act, and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its totals assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer’s voting securities would be held by the fund. For the Tax-Exempt Funds only, as a matter of non-fundamental policy, they will comply with the diversification requirements of Rule 2a-7, which are more rigorous. “Concentration” is generally interpreted under the 1940 Act to be investing more than 25% of net assets in an industry or group of industries. The 1940 Act limits the ability of investment companies to borrow and lend money and to

49

underwrite securities. The 1940 Act currently prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances.

Additionally, the 1940 Act limits a Funds ability to borrow money prohibiting the Fund from issuing senior securities, except a Fund may borrow from any bank provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by a Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

Regulatory Compliance. The Funds may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in the Prospectuses and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Money Market Funds will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Funds will determine the effective maturity of its investments according to the Rule. The Funds may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

The following are non-fundamental policies of the indicated Fund:

U.S. Treasury Money Market Fund*

•

under normal circumstances, the U.S. Treasury Money Market Fund will invest at least 80% of its “Assets” (net assets plus the amount of any borrowings for investment purposes) in direct obligations of the U.S. Treasury and repurchase agreements collateralized by such obligations.

Income Equity Fund*

•	under normal circumstances, the Income Equity Fund will invest at least 80% of the value of its “Assets” (net assets plus the amount of any borrowings for investment purposes) in equity securities.

Macro 100 Fund

•	under normal circumstances, the Macro 100 Fund will invest at least 80% of its “Assets” (net assets plus the amount of any borrowings for investment purposes) in equity securities.

Mid Corp America Fund*

•

under normal circumstances, the Mid Corp America Fund will invest at least 80% of its “Assets” (net assets plus the amount of any borrowings for investment purposes) in common stocks of mid-cap companies.

•

under normal circumstances, the Mid Corp America Fund will invest at least 80% of its “Assets” (net assets plus the amount of any borrowings for investment purposes) in investments in the United States of America.

International Equity Fund*

•

under normal circumstances, the International Equity Fund will invest at least 80% of the value of its “Assets” (net assets plus the amount of any borrowings for investment purposes) in equity securities.

Rotating Markets Fund

•

under normal circumstances, the Rotating Markets Fund will invest at least 80% of its “Assets” (net assets plus the amount of any borrowings for investment purposes) directly, or indirectly through index-based securities, in equity stocks comprising the equity market segment chosen by the Advisor.

Situs Fund*

•

under normal circumstances, the Situs Fund will invest at least 80% of the value of its “Assets” (net assets plus the amount of any borrowings for investment purposes) in equity securities of U. S. Companies.

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Fixed Income Securities Fund*

•

under normal circumstances, the Fixed Income Securities Fund will invest at least 80% of the value of its “Assets” (net assets plus the amount of any borrowings for investment purposes) in fixed income securities.

Intermediate Government Income Fund*

•

under normal circumstances, the Intermediate Government Income Fund will invest at least 80% of the value of its “Assets” (net assets plus the amount of any borrowings for investment purposes) in U.S. Government securities.

Mortgage Securities Fund*

•

under normal circumstances, the Mortgage Securities Fund will invest at least 80% of the value of its “Assets” (net assets plus the amount of any borrowings for investment purposes) in mortgage-related securities, including mortgage REITs.

Dividend Capture Fund*

•	under normal circumstances, the Dividend Capture Fund will invest at least 80% of its assets in dividend-paying stocks, and the Advisor focuses on those it believes are undervalued or out-of-favor.

*	Except for Rotating Markets Fund and Macro 100 Fund, the above Funds will provide shareholders with at least 60 days prior notice of any change in these policies as required by SEC Rule 35d-1. These policies shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1. However, the Rotating Markets Fund and Macro 100 Fund will provide the same shareholder notice on a voluntary basis.

Certain Funds have adopted non-fundamental investment policies obligating them to commit, under normal market conditions, at least 80% of their net assets to investments that have economic characteristics similar to equity securities contained in financial instruments. For purposes of such non-fundamental investment policy, the term “assets” includes the amount of a Fund’s net assets attributable to investments directly providing investment exposure to the type of investments suggested by such Fund’s name (e.g., the value of stocks, or the value of derivative instruments such as futures, options or options on futures). The Board of Trustees has adopted a policy to provide investors with at least 60 day’s notice prior to changes in a Fund’s 80% investment policy.

The following investment limitations are non-fundamental policies of the Funds:

(1)	The Funds will not invest more than 15% of net assets in illiquid securities (10% in the case of money market funds).

(2)	In applying the concentration restriction: (a) utility companies will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); (b) financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry); (c) asset-backed securities will be classified according to the underlying assets securing such securities; and (d) with respect to the Tax-Exempt Funds, municipal securities will not be deemed to constitute an industry. Also, to conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non fundamental policy, a Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. Moreover, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund’s total assets in any one industry will constitute “concentration.”

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The following investment limitations of the Dividend Capture Fund, Global Select Markets Fund, International Equity Fund, Macro 100 Fund, Mid Corp America Fund, New Economy Fund, Rotating Markets Fund and Situs Fund are non-fundamental policies. The Funds will not:

(1)	Invest in companies for the purpose of exercising control.

(2)	Pledge, mortgage or hypothecate assets, except to secure temporary borrowings permitted by the Fund’s fundamental limitation, in aggregate amounts not to exceed 15% of total assets taken at current value at the time of the incidence of such loan, except as permitted with respect to securities lending.

(3)	Purchase or sell real estate, real estate limited partnership interest, commodities or commodities contracts (except that the Funds may invest in futures contracts and options on futures contracts, as disclosed in the Prospectuses) and interest in a pool of securities that are secured by interests in real estate. However, subject to its permitted investments, the Funds may invest in companies which invest in real estate, commodities or commodities contracts.

(4)	Make short sales of securities, maintain a short position or purchase securities on margin, except that the Funds may obtain short-term credits as necessary for the clearance of security transactions.

(5)	Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a Fund security.

The following investment limitation of the Dividend Capture Fund, Global Select Markets Fund, Growth Fund, Income Equity Fund, International Equity Fund, Macro 100 Fund, Mid Corp America Fund, New Economy Fund, Situs Fund, Fixed Income Securities Fund, Intermediate Government Income Fund, Mortgage Securities Fund, Ohio Tax-Free Fund and Short/Intermediate Fixed Income Securities Fund is a non-fundamental policy. The Funds will not:

(1)	Invest in other funds in reliance on Section 12(d)(1)(F) or (G).

PORTFOLIO TURNOVER

The portfolio turnover rate of a Fund is defined by the SEC as the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio, excluding from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. Under that definition, the Money Market Funds will have no portfolio turnover. Portfolio turnover generally involves some expense to a Fund, including brokerage commissions or dealer mark-ups and other transactions costs on the sale of securities and reinvestment in other securities.

For the fiscal years ended December 31, 2009 and 2008, the portfolio turnover rates for each of the following Funds were as follows:

Fund	2009		2008
Dividend Capture Fund	99%		66%
Global Select Markets Fund	N/A		N/A
Growth Fund	120%		83%
Income Equity Fund	90%		88%
International Equity Fund	26%		21%
Macro 100 Fund	10	%(1)	318%
Mid Corp America Fund	12%		18%
New Economy Fund	114%		127%
Real Strategies Fund	36%		72%
Rotating Markets Fund	230%		218%

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Situs Fund	25%	19%
Technical Opportunities Fund	374%	152%
Fixed Income Securities Fund	30%	31%
Intermediate Government Income Fund	26%	27%
Mortgage Securities Fund	24%	13%
Ohio Tax-Free Fund	21%	19%
Short/Intermediate Fixed Income Securities Fund	50%	51%

(1)	The major cause of decrease to portfolio turnover was changes made in the prior year to the portfolio by the management team based upon changing macroeconomic fundamentals (unaudited).
(2)	The portfolio turnover rate increased significantly during the period. This increase was attributable to changes in equity management staff, cashflows into and out of the Fund, as well as tactical portfolio adjustments made. The basic characteristics of the Fund’s investment strategy in terms of market capitalization, style and diversification have not changed (unaudited).

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

Trustees and Officers

The following tables give information about Independent Trustees, Interested Trustees and the senior officers of the Trust. Each Trustee oversees all portfolios of the Trust and serves for an indefinite term (subject to mandatory retirement provisions). Information about each Trustee is provided below and includes each person’s: name, address, age (as of the date of the Funds’ most recent fiscal year end), present position(s) held with the Trust, principal occupations for the past five years and total compensation received as a Trustee for the most recent fiscal year. Please note that the information consolidates and includes historical information from their service as Trustee or Officer of the Original Trusts. Unless otherwise noted, the business address of each person listed below is c/o The Huntington Funds, 2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208. Unless otherwise noted, each officer is elected annually. Each Trustee serves as Trustee for all 36 portfolios of The Huntington Funds.

As of April 1, 2010, the Trustees and officers as a group owned less than 1% of Shares of the Trust.

Interested Trustees Background and Compensation

Name Age Positions Held with Trust Length of Time Served	Principal Occupation(s) During Past Five Years, Previous Position(s) and Other Directorships Held	Total Compensation From Trust (past calendar year)
B. Randolph Bateman* Age: 60 41 South High Street Columbus, OH TRUSTEE Began Serving: February 2008	Principal Occupations: President and Chief Investment Officer, Huntington Asset Advisors, Inc. (May 2001 to present); Chief Investment Officer, The Huntington National Bank (October 2000 to present). Previous Positions: Senior Vice President, Star Bank (June 1988 to October 2000). Other Directorships Held: None.	$0

Thomas J. Westerfield † Age: 54 TRUSTEE Began serving: January 2001	Principal Occupation: Since August 2005, of Counsel, Dinsmore & Shohl LLP (law firm) (August 2005 to present). Previous Position: Of Counsel, Cors & Bassett LLC (law firm) (1993-2005). Other Directorships Held: None.	$60,000

* B. Randolph Bateman has been deemed an Interested Trustee due to the positions he holds with The Huntington National Bank and its affiliates.

† Thomas J. Westerfield may be deemed an Interested Trustee due to the position he holds with Dinsmore & Shohl LLP, which has provided legal services to Huntington.

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Independent Trustees Background and Compensation

Name Age Positions Held with Trust Date Service Began	Principal Occupations During Past Five Years, Previous Position(s) and Other Directorships Held	Total Compensation From Trust (past calendar year)
Alistair Jessiman Age: 52 TRUSTEE Began serving: January 2010	Principal Occupations: Managing Director, Novantas LLC (specialist research and advisory firm) (September 2005 to present). Previous Positions: President/Founder, Wallace & Mackenzie, Inc. (management consulting firm) (January 2001 to September 2005); Managing Director or Vice President of various departments, J.P. Morgan (1979 to 2001). Other Directorships Held: Board Member, The Alger Funds; Board Member, National Foundation for Teaching Entrepreneurship.	$0

David S. Schoedinger* Age: 67 CHAIRMAN OF THE BOARD AND TRUSTEE Began serving: May 1990	Principal Occupation: Chairman of the Board and Funeral Director, Schoedinger Funeral Service (1965 to present); CEO, Schoedinger Financial Services, Inc. (1987 to present). Other Directorships Held: None.	$63,500

Tadd C. Seitz Age: 68 TRUSTEE Began serving: June 2006	Principal Occupation: Retired (July 1996-present); Board advisor and private investor (July 1996-present). Previous Positions: Chairman and Chief Executive Officer, The Scotts-Miracle Gro Company (June 1983-June 1996); Chief Operating Officer The Scotts Company (1982-1983); General Manager W. Atlee Burpee Company (1980-1982). Other Directorships Held: West Point Products, Shade Tree Systems and Cold Jet (both private companies) and Chairman of Central Benefits a mutual insurance company.	$56,500

Mark D. Shary Age: 50 TRUSTEE Began serving: June 2006	Principal Occupations: Private investor (2007 to present). Previous Position: Chief Executive Officer and President, BestTransport.com, Inc. (2003 to 2007); President, Bostech Corporation (2000 to 2002). Other Directorships Held: None	$60,500

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Name Age Positions Held with Trust Date Service Began	Principal Occupations During Past Five Years, Previous Position(s) and Other Directorships Held	Total Compensation From Trust (past calendar year)
William H. Zimmer, III Age: 56 TRUSTEE Began Serving: December 2006	Principal Occupation: Independent Consultant (February 2009 to present). Previous Positions: Assistant Treasurer, Dana Holding Corp. (September 2006 to February 2009) (manufacturing); Vice President and Manager, Global Treasury Management, National City Bank (January 2004 to March 2006); Vice President, Treasury Management Operations, Provident Bank (June 2003 to January 2004); Financial Consultant (April 2001 to June 2003). Other Directorships Held: None	$51,500

*	David S. Schoedinger became Chairman of the Funds on April 30, 2003.

OFFICERS*

Name Age Address Positions Held with Trust	Principal Occupation(s) and Previous Positions

B. Randolph Bateman Age: 60 41 South High Street Columbus, OH PRESIDENT Began Serving: September 2005

Principal Occupations: President and Chief Investment Officer, Huntington Asset Advisors, Inc. (May 2001 to present); Chief Investment Officer, The Huntington National Bank (October 2000 to present).

Previous Positions: Senior Vice President, Star Bank (June 1988 to October 2000).

R. Jeffrey Young Age: 45 CHIEF EXECUTIVE OFFICER 2960 N. Meridian St., Ste. 300 Indianapolis, IN Began Serving: February 2010

Principal Occupations: Senior Vice President, Unified (January 2010 to present).

Previous Positions: Managing Director, Chief Operating Officer, WealthStone (2007 to 2009); Senior Vice President, Operations, BISYS Fund Services (2006 to 2007); Senior Vice President/Vice President, Client Services, BISYS Fund Services (1994 to 2006).

Matt Miller Age: 33 VICE PRESIDENT Began Serving: February 2010	Principal Occupation: Vice President, Relationship Management, Unified (2008 to present). Previous Position: Vice President, Transfer Agency Operations, Unified (2002 to 2008).

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Name Age Address Positions Held with Trust	Principal Occupations (s) Previous Position

David R. Carson Age: 51 CHIEF COMPLIANCE OFFICER and ANTI-MONEY LAUNDERING OFFICER 3805 Edwards Road Cincinnati, OH Began Serving: September 2005

Principal Occupations: Chief Compliance Officer and Anti-Money Laundering Officer of The Huntington Funds (September 2005 to present).

Previous Positions: Treasurer and Assistant Treasurer of The Huntington Funds, Huntington Asset Advisors, Inc. (February 2002 to February 2005); Vice President and Private Financial Capital Group Marketing Manager, Huntington National Bank (June 2001 to September 2005); Trust Officer, Firstar Bank (October 1982 to February 2001).

Joel B. Engle Age: 44 TREASURER 3435 Stelzer Road Columbus, OH Began Serving: December 2009

Principal Occupation: Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (December 2007 to present).

Previous Positions: Vice President, Financial Reporting, Spectrum Global Fund Administration (March 2007 to December 2007); Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (February 2006 to March 2007); Self-employed, retail business owner (April 2003 to February 2006).

John C. Swhear Age: 49 SECRETARY 2960 N. Meridian St., Ste. 300 Indianapolis, IN Began Serving: April 2010

Principal Occupations: Chief Compliance Officer of Valued Advisers Trust (August 2008 to present); Acting Chief Executive Officer, Dreman Contrarian Funds (February 2008 to present); Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor (May 2007 to present); Vice President of Legal Administration and Compliance for Unified Fund Services, Inc. (April 2007 to present); Vice President, Dreman Contrarian Funds (September 2007 to present); Senior Vice President, Unified Series Trust (May 2007 to present).

Previous Positions: Employed in various positions with American United Life Insurance Company from June 1983 to April 2007, including: Chief Counsel, OneAmerica Securities Inc. (February 2007 to April 2007); Associate General Counsel (April 2003 to April 2007); Investment Adviser Chief Compliance Officer (June 2004 to April 2007); Chief Compliance Officer of OneAmerica Funds, Inc. (June 2004 to April 2007).

*	Officers do not receive any compensation from the Trust, except that David R. Carson received compensation from the Trust of $135,000 for the fiscal year ended December 31, 2009 for serving as the Trust' s Chief Compliance Officer during that period.

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COMMITTEES OF THE BOARD OF TRUSTEES

Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year

Audit	David S. Schoedinger Tadd C. Seitz Mark D. Shary (Chairman) William H. Zimmer, III	The purposes of the Audit Committee are to oversee the Trust's accounting and financial reporting policies and practices; to oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; to consider the selection of independent public accountants for the Trust and the scope of the audit; and to act as a liaison between the Trust's independent auditors and the full Board of Trustees. The Audit Committee also serves as the Qualified Legal Compliance Committee.	two
Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year

Compliance	Thomas J. Westerfield (Chairman) David S. Schoedinger Tadd C. Seitz Mark D. Shary William H. Zimmer, III	The purpose of the Compliance Committee is to oversee the Trust’s compliance with the legal and regulatory requirements of the Trust’s operations including compliance with securities laws and regulations.	five
Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year

Nominating	David S. Schoedinger (Chairman) Alistair Jessiman Tadd C. Seitz Mark D. Shary William H. Zimmer, III	The purpose of the Nominating Committee is to nominate a person or persons to serve as a member of the Board of Trustees. The Nominating Committee will consider nominees recommended by Shareholders. The Nominating Committee shall be comprised of all Independent Trustees. Recommendations should be submitted to the Nominating Committee in care of The Huntington Funds.	one
Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year

Special Proxy Voting	David S. Schoedinger Tadd C. Seitz Mark D. Shary William H. Zimmer, III	The purpose of the Special Proxy Voting Committee is to consider and determine how to vote on behalf of the Trust with respect to specific votes referred by the Trust’s Advisor.	none

TRUSTEES OWNERSHIP OF SHARES IN A FUND AND IN THE HUNTINGTON FUNDS AS OF DECEMBER 31, 2009

(1) Name of Trustee	(2) Dollar Range of Shares Owned in a Fund	(3) Dollar Range of Shares Owned in The Huntington Funds
David S. Schoedinger		Over $100,000
Dividend Capture Fund	$10,001- $50,000
Income Equity Fund	$10,001- $50,000
Mid Corp America Fund	$10,001- $50,000
New Economy Fund	$10,001- $50,000
Real Strategies Fund	$1- $10,000
Rotating Markets Fund	$10,001- $50,000

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Situs Fund	$10,001- $50,000
Thomas J. Westerfield		$1- $10,000
Money Market Fund	$1- $10,000
Dividend Capture Fund	$1- $10,000
International Equity Fund	$1-$10,000
Mid Corp America Fund	$1- $10,000
New Economy Fund	$1-$10,000
Rotating Markets Fund	$1-$10,000
Situs Fund	$1-$10,000
Tadd C. Seitz		$50,001-$100,000
Money Market Fund	$10,001- $50,000
Real Strategies Fund	$1- $10,000
Rotating Markets Fund	$10,001- $50,000
Situs Fund	$10,001- $50,000
Technical Opportunities Fund	$1- $10,000
Mark D. Shary		$50,001- $100,000
Rotating Markets Fund	$50,001- $100,000
Money Market	$10,000 – $50,000
William H. Zimmer, III	None	None
B. Randolph Bateman	None	None

QUALIFICATIONS AND EXPERIENCE OF THE TRUSTEES

The following provides an overview of the considerations that led the Board to conclude that each individual serving as a Trustee of the Trust should so serve. The current members of the Board have joined the Board at different points in time since 1990. Generally, no one factor was decisive in the original selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (1) the individual’s business and professional experience and accomplishments; (2) the individual’s ability to work effectively with the other members of the Board; (3) the individual’s prior experience, if any, serving on the boards of public companies (including, where relevant, other investment companies) and other complex enterprises and organizations; and (4) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

In respect of each current Trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Trust, were a significant factor in the determination that the individual should serve as a Trustee of the Trust.

In addition to the information set forth in the table above, the following sets forth additional information about the qualifications and experience of each of the Trustees that lead to the conclusion that each Trustee should serve as Trustee of the Trust.

B. Randolph Bateman

Mr. Bateman’s experience includes over twenty years in the banking and financial services industries. Mr. Bateman currently serves as the president of the Trust and as president and chief investment officer of Huntington Asset Advisors, Inc., the investment adviser to the Trust. These roles provide him with a comprehensive understanding of the Trust’s operations and investments.

Alistair Jessiman

Mr. Jessiman has over thirty years of experience in the financial services industry. Mr. Jessiman currently serves as the managing director of a consulting firm and also serves on the board of two private companies. Mr. Jessiman formerly held a twenty-year position as the managing director of a global financial services firm, as well as positions with an investment adviser and private bank. Mr. Jessiman is a Certified Financial Analyst and has previously held a variety of brokerage licenses. This experience has given him an extensive knowledge of financial and investment industry issues, including financial reporting, marketing, operational, management and corporate governance issues.

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David S. Schoedinger

Mr. Schoedinger’s experience as the chairman and chief executive officer of a private company and president of an insurance agency provides him an extensive knowledge of investment, operational, management and corporate governance issues. As chairman and chief executive officer, Mr. Schoedinger managed all of the investing for the company’s defined benefit plan until 2009. Mr. Schoedinger has also served on the boards of two private companies and as past president for several industry organizations. In addition, his twenty years as an Independent Trustee of the Trust have given him an extensive understanding of the Trust’s operations.

Tadd C. Seitz

Mr. Seitz’s experience includes over twenty-five years of corporate service as the chairman and chief executive officer of a public company, as well as extensive experience serving on the boards of a variety of business entities. Mr. Seitz’s board experience includes several public and private companies, including an insurance company, and several non-profit entities. This experience provides Mr. Seitz with extensive knowledge of management, financial, marketing, corporate governance and investment issues. In addition, his three years as an Independent Trustee of the Trust have given him a strong understanding of the Trust’s operations.

Mark D. Shary

Mr. Shary’s experience includes over twenty years of corporate executive and accounting experience, including service as the chief financial officer of a publicly traded company and the chief executive officer of two companies. Mr. Shary is a Certified Public Accountant and has served in the financial services and investment company-related practices of a global accounting firm. Mr. Shary has also served on the boards of public and private companies, as well as non-profit entities. This experience provides Mr. Shary with extensive knowledge of management, financial reporting and corporate governance issues. In addition, his three years as an Independent Trustee of the Trust have given him a strong understanding of the Trust’s operations.

Thomas J. Westerfield

Mr. Westerfield’s experience includes serving as a corporate lawyer advising on corporate and mutual fund issues since 1981. Mr. Westerfield has also served on the boards of private companies, including a real estate development company. His legal background and board experience provides him with extensive knowledge of regulatory, business, financial reporting and corporate governance issues. In addition, his nine years of service as a Trustee of the Trust have given him an extensive understanding of the Trust’s operations.

William H. Zimmer III

Mr. Zimmer has over twenty years of corporate and financial industry experience, including service as a chief financial officer of a publicly traded company, assistant treasurer of a multinational corporation, secretary-treasurer of a large NYSE firm, and a manager of global treasury operations for a large bank. Mr. Zimmer also has experience serving on the boards of mutual funds and large companies. This experience provides him with an extensive knowledge of management, financial reporting, operational and corporate governance issues. In addition, his three years as an Independent Trustee of the Trust have given him a strong understanding of the Trust’s operations.

Board Structure

The Board of Trustees is responsible for overseeing the management and operations of the Trust. The Board consists of five Independent Trustees and two Trustees who are interested persons of the Trust. The Chairperson of the Trust, David Schoedinger, is an Independent Trustee.

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The Board of Trustees has four standing committees: Audit Committee, Compliance Committee, Nominating Committee and Special Proxy Voting Committee. The Audit Committee and Nominating Committee are chaired by Independent Trustees.

Through the Audit, Compliance, Nominating and Special Proxy Voting Committees, the Independent Trustees consider and address important matters involving the Trust, including those presenting conflicts or potential conflicts of interest for Trust management. The Board holds four regular meetings each year to consider and address matters involving the Funds. The Board also may hold special meetings to address matters arising between regular meetings. In addition, the Independent Trustees regularly meet outside the presence of management and are advised by independent legal counsel. These meetings may take place in-person or by telephone.

The Board reviews its structure regularly and believes that its leadership structure, including having a super-majority of Independent Trustees, coupled with an Independent Chairperson, is appropriate and in the best interests of the Trust, given its specific characteristics. The Board of Trustees also believes its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Trust management.

When considering potential nominees to fill vacancies on the Board, and as part of its annual self-evaluation, the Board reviews the mix of skills and other relevant experiences of the Trustees.

Board Oversight of Risk

An integral part of the Board’s overall responsibility for overseeing the management and operations of the Trust is the Board’s oversight of the risk management of the Trust’s investment programs and business affairs. The Funds are subject to a number of risks, such as investment risk, credit and counterparty risk, valuation risk, risk of operational failure or lack of business continuity, and legal, compliance and regulatory risk. The Funds, the Advisor and other service providers to the Trust have implemented various processes, procedures and controls to identify risks to the Funds, to lessen the probability of their occurrence and to mitigate any adverse effect should they occur. Different processes, procedures and controls are employed with respect to different types of risks.

The Board of Trustees exercises oversight of the risk management process through the Audit Committee and the Compliance Committee, and through oversight by the Board itself. In addition to adopting, and periodically reviewing, policies and procedures designed to address risks to the Funds, the Board of Trustees requires management of the Advisor and the Trust, including the Trust’s Chief Compliance Officer (“CCO”), to report to the Board and the Committees of the Board on a variety of matters, including matters relating to risk management, at regular and special meetings. The Board and the Audit Committee receive regular reports from the Trust’s independent public accountants on internal control and financial reporting matters. On at least a quarterly basis, the Independent Trustees meet with the Trust’s CCO, including outside the presence of management, to discuss issues related to compliance. Furthermore, the Board receives a quarterly report from the Trust’s CCO regarding the operation of the compliance policies and procedures of the Trust and its primary service providers. The Board also receives quarterly reports from the Advisor on the investments and securities trading of the Funds, including their investment performance and asset weightings compared to appropriate benchmarks, as well as reports regarding the valuation of the Funds’ securities. The Board also receives reports from the Trust’s primary service providers regarding their operations as they relate to the Funds.

Investment Advisor

Huntington Asset Advisors, Inc. (the “Advisor”) has served as investment advisor to the Trust since its creation on May 12, 2001, as part of a reorganization of the investment advisory services of Huntington Bank. The Advisor is a separate, wholly owned subsidiary of Huntington Bank.

Huntington Bank is a direct, wholly-owned subsidiary of Huntington Bancshares Incorporated (“HBI”). With over $53 billion in assets as of December 31, 2009, HBI is a Maryland corporation and major Midwest regional bank holding company. Through its subsidiaries and affiliates, HBI offers a full range of services to the public, including: commercial lending, depository services, cash management, brokerage services, retail banking, international services, mortgage banking, investment advisory services and trust services.

Under the investment advisory agreements between the Trust and Advisor (“Investment Advisory Agreements”), the Advisor, at its expense, furnishes a continuous investment program for the various Funds and makes investment

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decisions on their behalf, all subject to such policies as the Trustees may determine. Investment decisions are subject to the provisions of the Trust's Declaration of Trust and By-laws, and to the 1940 Act. In addition, the Advisor makes decisions consistent with a Fund’s investment objectives, policies, and restrictions, and such policies and instructions as the Trustees may, from time to time, establish.

The Advisor may from time to time agree to voluntarily reduce its advisory fee, however, it is not currently doing so for each Fund. While there can be no assurance that the Advisor will choose to make such an agreement, any voluntary reductions in the Advisor’s advisory fee will lower the Fund’s expenses, and thus increase the Fund’s yield and total return, during the period such voluntary reductions are in effect.

The Investment Advisory Agreements provide that the Advisor shall not be subject to any liability for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Investment Advisory Agreements relate, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties on the part of the Advisor.

The Investment Advisory Agreements may be terminated without penalty with respect to any Fund at any time by the vote of the Trustees or by the shareholders of that Fund upon 60 days’ written notice, or by the Advisor on 90 days’ written notice. An Investment Advisory Agreement may be amended only by a vote of the shareholders of the affected Fund(s). The Investment Advisory Agreements also terminate without payment of any penalty in the event of its assignment. The Investment Advisory Agreements provide that they will continue in effect from year to year only so long as such continuance is approved at least annually with respect to each Fund by the vote of either the Trustees or the shareholders of the Fund, and, in either case, by a majority of the Trustees who are not “interested persons” of Huntington.

From time to time, the Advisor may use a portion of its reasonable resources and profits to pay for certain administrative services provided by financial institutions for Shares of the Funds.

Because of the internal controls maintained by the Advisor to restrict the flow of non-public information, the Funds’ investments are typically made without any knowledge of the Advisor’s or its affiliates’ lending relationships with an issuer.

Portfolio Manager Information

Unless otherwise noted, the following information about the Funds’ Portfolio Managers is provided as of the end of the Trust’s most recently completed fiscal year and none of the other Accounts described below has an advisory fee that is based on the performance of the account.

Dividend Capture Fund

Other Accounts Managed by B. Randolph Bateman	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	5 funds / $191,000,000
Other Pooled Investment Vehicles	None
Other Accounts	58 accounts / $965,000,000

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None

Other Accounts Managed by Kirk Mentzer	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	3 funds / $358,477,226
Other Pooled Investment Vehicles	None
Other Accounts	20 accounts / $98,203,441

*None	of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: $50,001-$100,000

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Global Select Markets Fund

Other Accounts Managed by Paul Attwood	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	1 fund / $1,000
Other Pooled Investment Vehicles	None
Other Accounts	None

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None

Growth Fund

Other Accounts Managed by Herbert Chen	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	2 funds / $30,000
Other Pooled Investment Vehicles	None
Other Accounts	None

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None

Income Equity Fund

Other Accounts Managed by Craig J. Hardy	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	1 fund / $20,373,460
Other Pooled Investment Vehicles	None
Other Accounts	257 accounts / $347,943,927

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: $10,001-$50,000

International Equity Fund

Other Accounts Managed by Madelynn M. Matlock	Total Number of Other Accounts Managed/ Total Assets
Registered Investment Companies	1 fund / $16,395,910
Other Pooled Investment Vehicles	None
Other Accounts	9 accounts / $6,553,598

Dollar value range of Shares owned in the Fund: $100,001-$500,000

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Macro 100 Fund

Other Accounts Managed by Chad J. Oviatt	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	1 fund / $30,147,946
Other Pooled Investment Vehicles	None
Other Accounts	21 accounts / $10,713,847

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None

Mid Corp America Fund

Other Accounts Managed by Christopher M. Rowane	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	1 fund / $19,400,000
Other Pooled Investment Vehicles	None
Other Accounts	336 accounts / $272,000,000

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: $100,001-$500,000

New Economy Fund

Other Accounts Managed by Randy Hare	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	1 fund / $11,373,687
Other Pooled Investment Vehicles	None
Other Accounts	12 accounts / $4,431,268

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None

Real Strategies Fund

Other Accounts Managed by Peter Sorrentino	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	2 funds / $74,885,608
Other Pooled Investment Vehicles	None
Other Accounts	108 accounts / $267,000,000

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: $10,001-$50,000

Rotating Markets Fund

Other Accounts Managed by Paul Koscik	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	2 funds / $15,608,656
Other Pooled Investment Vehicles	None
Other Accounts	220 accounts / $259,396,874

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: $100,001-$500,000

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Situs Fund

Other Accounts Managed by B. Randolph Bateman	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	5 funds / $66,000,000
Other Pooled Investment Vehicles	None
Other Accounts	58 accounts / $965,000,000

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: $10,001-$50,000

Technical Opportunities Fund

Other Accounts Managed by Paul Koscik	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	2 funds / $48,632,729
Other Pooled Investment Vehicles	None
Other Accounts	220 accounts / $259,396,874

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: $100,001-$500,000

Other Accounts Managed by Martina Cheung	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	3 funds / $173,000,000
Other Pooled Investment Vehicles	None
Other Accounts	138 accounts / $280,000,000

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: $1-$10,000

Fixed Income Securities Fund

Other Accounts Managed by Kirk Mentzer	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	3 funds / $358,477,226
Other Pooled Investment Vehicles	None
Other Accounts	20 accounts / $98,203,441

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None

Intermediate Government Income Fund

Other Accounts Managed by William G. Doughty	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	5 funds / $1,083,781,926
Other Pooled Investment Vehicles	None
Other Accounts	56 accounts / $1,022,386,266

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: $100,001-$500,000

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Mortgage Securities Fund

Other Accounts Managed by William G. Doughty	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	5 funds / $1,091,245,057
Other Pooled Investment Vehicles	None
Other Accounts	56 accounts / $1,022,386,266

* None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None

Other Accounts Managed by Gustave J. Seasongood	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	None
Other Pooled Investment Vehicles	1 / $10,903,228
Other Accounts	292 accounts / $314,536,805

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None

Ohio Tax Free Fund

Other Accounts Managed by Kathy Stylarek	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	3 funds / $340 ,000,000
Other Pooled Investment Vehicles	None
Other Accounts	100 accounts / $400,000,000

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None

Short/Intermediate Fixed Income Securities Fund

Other Accounts Managed by William G. Doughty	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	5 funds / $1,043,665,882
Other Pooled Investment Vehicles	None
Other Accounts	56 accounts / $1,022,386,266

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None

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Balanced Allocation Fund

Other Accounts Managed by Paula Jurcenko	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	None
Other Pooled Investment Vehicles	None
Other Accounts	None

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None

Conservative Allocation Fund

Other Accounts Managed by Paula Jurcenko	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	None
Other Pooled Investment Vehicles	None
Other Accounts	None

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None

Growth Allocation Fund

Other Accounts Managed by Paula Jurcenko	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	None
Other Pooled Investment Vehicles	None
Other Accounts	None

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None

Mr. Bateman is paid a fixed base salary and is eligible for a cash bonus. Base salary is determined within a market competitive salary range, based on his experience and performance, and is reviewed annually. The cash incentive is part of the 2009 Private Financial Capital Markets Group of The Huntington National Bank (PFCMG) Trust Incentive Plan (TIP). The TIP has a monthly and quarterly award component.

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The monthly award is based on self-generated sales or referrals that result in the opening and funding of certain types of eligible Trust account products offered by the PFCMG, including personal and corporate trust accounts; investment management accounts for individual, corporate and eleemosynary clients; and various retirement plans. The monthly award also is based on generating additional fees above a certain minimum amount on existing Trust accounts. Future monthly awards may be reduced to reflect prior awards paid on accounts that are subsequently lost within 12-months. The maximum monthly award is a percentage of the first year’s trust fees on such self-generated business.

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The quarterly award is a maximum percentage of the portfolio manager’s quarterly base salary, and is determined on whether he met 5 pre-determined groups of criteria categories with different assigned weights within his performance plan, as follows: 10% on the PFCMG division performance; 10% on the total Trust area performance; 10% on the Personal Trust group performance; 50% on the portfolio manager’s assigned Region/Business Unit performance, which is measured on income meeting projections;

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and 20% on individual portfolio manager meeting pre-determined performance criteria jointly established by the portfolio manager and his manager, which generally include regulatory compliance, customer service factors, sales performance, and (if applicable) management performance. The payout on any component of the plan can be increased by a maximum of 10% if the portfolio manager outperforms the plans, but will be decreased in increments down to 0% if the portfolio manager underperforms the goal. Performance is measured and paid quarterly.

Goals vary, but generally involve specific and general goals, such as fund and private account asset growth; growth of the PFCMG of which he is a manager; consistency of manager performance; performance against one or more pre-selected benchmarks, depending on the types of funds and private accounts for which he will have management responsibility. Mr. Bateman is eligible for annual awards of stock options and restricted stock units on The Huntington National Bank’s holding company stock, the amount of which is recommended by his manager and subject to approval by the Chief Executive Officer and the Compensation Committee of the Board of Directors of the holding company. Mr. Bateman is eligible, but has not elected, to participate in a deferred compensation program.

Messrs. Mentzer, Rowane and Sorrentino are paid fixed base salaries and are eligible for cash incentives. Base salary is determined and reviewed annually based on competition in the trust and investment management market. The cash incentive is part of the 2009 Private Financial Capital Markets Group (PFCMG) Trust Incentive Plan (TIP). The TIP has a monthly and quarterly award component.

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The monthly award is based on self-generated sales or referrals that result in the opening and funding of certain types of eligible Trust account products offered by the Bank’s PFCMG, including personal and corporate trust accounts; investment management accounts for individual, corporate and eleemosynary clients; and various retirement plans. The monthly award also is based on generating additional fees above a certain minimum amount on existing Trust accounts. Future monthly awards may be reduced to reflect prior awards paid on accounts that are subsequently lost within 12-months. The maximum monthly award is a percentage of the first year’s trust fees on such self-generated business. Messrs. Mentzer, Rowane and Sorrentino also receive a smaller percentage on fees generated in future years.

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The quarterly award is a maximum percentage of the portfolio manager’s quarterly base salary, and is determined on whether he met three pre-determined groups of criteria categories with different assigned weights within his performance plan, as follows: 10% on the PFCMG division performance; 10% on the total Trust area performance; 10% on the Personal Trust group performance; 50% on the portfolio manager’s assigned Region/Business Unit performance, which is measured on income meeting projections; and 20% on individual portfolio manager meeting pre-determined performance criteria jointly established by the portfolio manager and his manager, which generally include regulatory compliance, customer service factors, sales performance, and (if applicable) management performance. The payout on any component can be increased by a maximum of 10% if the portfolio manager outperforms the plans, but will be decreased in increments down to 0% if the portfolio manager underperforms the goal. Performance is measured and paid quarterly.

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Additionally, Messrs. Mentzer, Rowane, and Sorrentino are eligible for a quarterly incentive under the Managed Asset Program (“MAPS”) which is a specific number of basis points on any new assets managed under their assigned specialty area in the MAPS program. The specialty areas are as follows: Mr. Mentzer is responsible for Special Yield, Mr. Rowane – Mid Cap and Mr. Sorrentino – Options and Real Assets.

Mr. Attwood is paid a fixed base salary and is eligible for cash incentives as described below. Base salary is determined within a market competitive salary range, based on the portfolio manager’s experience and performance, and is reviewed annually. The cash incentive is part of the 2009 Private Financial Capital Markets Group (“PFCMG”) Trust Incentive Plan (“TIP”). The TIP has a monthly and quarterly award component.

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•

The monthly award is based on self-generated sales or referrals that result in the opening and funding of certain types of eligible Trust account products offered by Huntington Bank’s PFCMG, including personal trust and corporate trust accounts; investment management accounts for individual, corporate and eleemosynary clients; and various retirement plans. The monthly award also is based on generating additional fees above a certain minimum amount on existing Trust accounts. Future monthly awards may be reduced to reflect prior awards paid on accounts that are subsequently lost within 12 months. The maximum award is a percentage of the first year’s trust fees on such self-generated business. Mr. Attwood also receives a smaller percentage on fees generated in future years.

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The quarterly award is a maximum percentage of the portfolio manager’s quarterly base salary, and is determined on whether he met five pre-determined groups of criteria categories with different assigned weights within his performance plan, as follows: 10% on the PFCMG division performance; 10% total Trust performance; 40% on the portfolio manager’s assigned Region/Market performance, which is measured on income meeting projections; 30% based on the performance of the portfolios he manages (see explanation below); and 10% on individual performance. The payout on any component can be increased by a maximum of 10% if the portfolio manager outperforms the plans, but will be decreased in increments down to 0% if the portfolio manager underperforms the goal. Performance is measured and paid quarterly.

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The performance of the portfolio managed by Mr. Attwood will be based on 50 accounts selected for review. Each account is assigned a “Category” (such as Income, Growth, etc.) by the Advisor, and each such Category has defined ranges and targets for securities weightings and assigned a benchmark which is statistically calculated by the Advisor based on the Advisor’s “Tactical Asset Allocation Model” as compared to the objective of the account. At the beginning of the calendar year, the portfolio manager selects the 50 accounts and then 20 (of the 50) are selected jointly by the portfolio manager’s manager and the Advisor’s Chief Investment Officer to review for adherence to the Category’s defined ranges and targets.

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Additionally, Mr. Attwood is eligible for a quarterly incentive under the Managed Asset Program (“MAPS”) which is a specific number of basis points on any new assets managed under their assigned specialty area in the MAPS program. Mr. Attwood’s specialty area is International.

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Additionally, Mr. Attwood is responsible for researching and making buy, hold and sell recommendations for individually-assigned industries. Based on the Advisor’s Chief Investment Officer’s and the Director of Research’s assessment, and at their discretion, the portfolio manager may be awarded an incentive of a certain percentage of his quarterly base salary by the Advisor’s Chief Investment Officer and the Director of Research by comparing the performance of a selected group of that portfolio manager’s recommended industry stocks to the relevant industry sector or peer group. Such industry sector or peer group is selected and changed by the Chief Investment Officer from time to time at his sole discretion.

Ms. Cheung, Mr. Doughty, Mr. Hardy, Ms. Jiang, Mr. Koscik, Ms. Matlock, Mr. Seasongood, Mr. Hare and Ms. Stylarek (collectively “Fund Managers”) are paid fixed base salaries and are eligible for several cash incentives, as described below. Base salary is determined within a market competitive salary range, based on the portfolio manager’s experience and performance, and is reviewed annually. The cash incentive is part of the 2009 Private Financial Capital Markets Group (“PFCMG”) Trust Incentive Plan (“TIP”). The TIP has a monthly and quarterly award component.

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The monthly award is based on self-generated sales or referrals that result in the opening and funding of certain types of eligible Trust account products offered by Huntington Bank’s PFCMG, including personal trust and corporate trust accounts; investment management accounts for individual, corporate and eleemosynary clients; and various retirement plans. The monthly award also is based on generating additional fees above a certain minimum amount on existing Trust accounts. Future monthly awards may be reduced to reflect prior awards paid on accounts that are subsequently lost within 12 months. The maximum award is a percentage of the first year’s trust fees on such self-generated business. Fund Managers also receive a smaller percentage on fees generated in future years.

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•

The quarterly award is a maximum percentage of the Fund Manager’s quarterly base salary, and is determined on whether five pre-determined groups of criteria categories with different assigned weights within his performance plan have been met, as follows: 10% on the PFCMG division performance; 30% on fund performance based on assigned Lipper rating for fund; 40% on the Fund Manager’s assigned Region/Market performance, which is measured on income meeting projections; and 20% on individual performance, which includes portfolio manager performance (see explanation below) as appropriate. The payout on any component can be increased by a maximum of 10% if the portfolio manager outperforms the plans, but will be decreased in increments down to 0% if the portfolio manager underperforms the goal. Performance is measured and paid quarterly.

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Additionally, Fund Managers are eligible for a quarterly incentive under the Managed Asset Program (“MAPS”) which is a specific number of basis points on any new assets managed under their assigned specialty area in the MAPS program. Ms. Matlock’s specialty area is International , Mr. Hare’s speciality area is Mid Cap, and Ms. Stylarek’s is Munis.

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Additionally, Fund Managers are responsible for researching and making buy, hold and sell recommendations for individually-assigned industries. Based on the Advisor’s Chief Investment Officer’s and the Director of Research’s assessment, and at their discretion, the portfolio manager may be awarded an incentive of a certain percentage of his quarterly base salary by the Advisor’s Chief Investment Officer and the Director of Research by comparing the performance of a selected group of that portfolio manager’s recommended industry stocks to the relevant industry sector or peer group. Such industry sector or peer group is selected and changed by the Chief Investment Officer from time to time at his sole discretion. This is applicable to Mr. Hardy, Mr. Seasongood, Ms. Jiang, Ms. Cheung, Mr. Hare, and Mr. Koscik.

Ms. Jurcenko is paid a fixed base salary by The Huntington National Bank. Ms. Jurcenko does not receive bonuses or any other compensation in connection with the performance of any of the accounts she manages.

Ms. Abbey, Mr. Chen, and Mr. Oviatt are paid a fixed base salary and is eligible for cash incentives as described below. Base salary is determined within a market competitive salary range, based on the portfolio manager’s experience and performance, and is reviewed annually. The cash incentive is part of the 2010 Private Financial Capital Markets Group (“PFCMG”) Trust Incentive Plan (“TIP”) which is paid quarterly.

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The new business component of the quarterly incentive is calculated based on a fixed percentage of revenue which is placed in a team pool and allocated to the participants using a pre-determined weighting.

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The main quarterly award is a maximum percentage of the portfolio manager’s quarterly base salary, and is determined on whether he met five pre-determined groups of criteria categories with different assigned weights within his performance plan, as follows: 10% on the PFCMG division performance; 10% total Trust performance; 50% on the portfolio manager’s assigned Region/Market performance, which is measured on income meeting projections; 10% based on meeting quarterly cross-sale goals; and 20% on individual performance including portfolio management responsibilities (see below), if appropriate . The payout on any component can be increased by a maximum of 20% if the portfolio manager outperforms the plans, but will be decreased in increments down to 0% if the portfolio manager underperforms the goal. Performance is measured and paid quarterly.

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The performance of the portfolio managed will be based on 50 accounts selected for review. Each account is assigned a “Category” (such as Income, Growth, etc.) by the Advisor, and each such Category has defined ranges and targets for securities weightings and assigned a benchmark which is statistically calculated by the Advisor based on the Advisor’s “Tactical Asset Allocation Model” as compared to the objective of the account. At the beginning of the calendar year, the portfolio manager selects the 50 accounts and then 20 (of the 50) are selected jointly by the portfolio manager’s manager and the Advisor’s Chief Investment Officer to review for adherence to the Category’s defined ranges and targets.

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Additionally, Mr. Oviatt is eligible for a quarterly incentive under the Managed Asset Program (“MAPS”) which is a specific number of basis points on any new assets managed under their assigned specialty area in the MAPS program. Mr. Oviatt’s specialty area is Open Architecture.

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•

Additionally, Ms. Abbey is responsible for researching and making buy, hold and sell recommendations for individually-assigned industries. Based on the Advisor’s Chief Investment Officer’s and the Director of Research’s assessment, and at their discretion, the portfolio manager may be awarded an incentive of a certain percentage of his quarterly base salary by the Advisor’s Chief Investment Officer and the Director of Research by comparing the performance of a selected group of that portfolio manager’s recommended industry stocks to the relevant industry sector or peer group. Such industry sector or peer group is selected and changed by the Chief Investment Officer from time to time at his sole discretion.

Mr. Attwood, Ms. Cheung, Mr. Doughty, Mr. Hardy, Mr. Hare, Ms. Jiang, Mr. Koscik, Ms. Matlock, Mr. Seasongood, Mr. Chen, and Ms. Stylarek are each eligible for an annual award of stock options and/or restricted stock units on the Bank’s holding company stock, the amount of which is recommended by the portfolio manager’s manager and approved by the Chief Executive Officer and Compensation Committee of the holding company.

Advisor Conflicts of Interest

As a general matter, certain actual or apparent conflicts of interest may arise in connection with a portfolio manager’s management of a Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, the management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Although the Advisor does not track the time a portfolio manager spends on a single portfolio, the Advisor does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he or she is responsible. It is also possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. All individual trust accounts are reviewed at least annually to assure that investment decisions are consistent with the stated objectives and investment strategy of the trust, with legal and regulatory limitations, and with the current fundamental strategy of the Advisor.

Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars”).

The Advisor has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, the Advisor monitors a variety of areas, including compliance with account investment guidelines and compliance with the Advisor’s Code of Ethics. Finally, the Advisor has structured the portfolio managers’ compensation in a manner, and the Funds have adopted policies and procedures reasonably designed to safeguard a Fund from being negatively affected as a result of any such potential conflicts.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Under rule 206(4)-6 of the Advisers Act (the “Act”), it is a fraudulent, deceptive, or manipulative act, practice or course of business within the meaning of section 206(4) of the Advisers Act for an investment adviser to exercise voting authority with respect to client securities, unless (i) the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interest of its clients, (ii) the adviser describes its proxy voting procedures to its clients and provides copies on request, and (iii) the adviser discloses to clients how they may obtain information on how the adviser voted their proxies.

The Trustees have delegated to the Advisor authority to vote proxies on the securities held in the Funds’ portfolios. The Advisor’s proxy voting policies are set forth below, and shall govern its voting of such proxies.

I. Policy

It is the policy of Huntington Asset Advisors (“Advisor”) to vote proxies associated with securities held by the Huntington Funds in the best interest of the shareholders of the Huntington Funds (the “Funds”), and to vote proxies associated with other customers in the best interest of those customers. The Advisor will employ an independent third party (currently RiskMetrics Group (“RiskMetrics”)) to (i) research all proxies for which the Advisor has

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authority to vote (except, as described below, for proxy votes which pertain to the Funds or which are required to be voted in a particular manner under applicable law), (ii) to recommend a vote according to the guidelines published by the independent third party and/or according the these Policies, and (iii) to cast a vote consistent with the recommendation of the independent third party (unless the Special Proxy Voting Committee overrides the recommendation of the independent third party), or as required by applicable law (as described below). Proxy voting matters which pertain to the Funds for which a vote has already been cast by the Board of Trustees of the Funds, will be cast according to the vote of the independent Trustees of the Board of Trustees of the Funds.

Certain Funds may be required to vote proxies in a manner specified under the Investment Company Act of 1940 (the “40 Act”). In particular, a Fund that relies on Section 12(d)(1)(F) of the 40 Act to invest in the securities of other investment companies must vote its shares in an underlying investment company in accordance with Section 12(d)(1)(E) of the 40 Act. Additionally, Affiliated Funds of Funds that rely on Section 12(d)(1)(G) have the potential to present unique conflicts of interest in proxy voting. Therefore, with respect to those Funds that rely on Section 12(d)(1)(F), and with respect to the Affiliated Funds of Funds that rely on Section 12(d)(1)(G), HAA and the independent third party will have no discretion in voting proxies and HAA will instruct the independent third party to vote those Funds’ proxies on underlying investment companies in the same proportion as the vote of all other holders of such securities (commonly referred to as “echo” or “mirror” voting).

The President of the Advisor will appoint a Proxy Review Committee to monitor the recommendations made and votes cast by the independent third party to assure that votes are consistent with, as applicable,: (i) the Advisor’s fiduciary duty, (ii) the best interest of the shareholders of the Funds, (iii) the guidelines published by the independent third party, and (iv) these Proxy Voting Policies.

The Advisor may refer, to the Special Proxy Voting Committee, any proxy vote related to holdings of the Funds that would be impractical or inappropriate to resolve by following the voting recommendation of the independent third party vote.

II. Committees

1.	Proxy Review Committee

a.	The purpose of the Proxy Review Committee is to monitor the recommendations made and votes cast by the independent third party to assure that such votes are consistent with, as applicable, (i) the Advisor’s fiduciary duty, (ii) the best interest of the shareholders of the Funds, (iii) the guidelines published by the independent third party, and (iv) these Proxy Voting Policies.

b.	The Proxy Review Committee will report, to the President of the Advisor, on a quarterly basis the results of its monitoring activities. Any votes that appear inconsistent with these Policies will be reported to the Advisor immediately.

c.	The Proxy Review Committee will provide the Special Proxy Voting Committee with the information it needs for the Committee to determine how to vote a proxy, including information pertaining to any possible conflict of interest.

d.	The President of the Advisor will appoint the members of the Proxy Review Committee.

2.	Special Proxy Voting Committee

a.	The purpose of the Special Proxy Voting Committee is to consider and determine how to vote on behalf of the Funds with respect to specific votes referred by the Funds’ Advisor.

b.	The Special Proxy Voting Committee shall be composed exclusively of the independent Trustees of the Board of Trustees of the Funds.

c.	The Special Proxy Voting Committee will conduct its activities according to the Special Proxy Voting Committee Charter.

III. Conflicts of Interest

The Advisor will ensure that proxy votes are voted in the Funds' best interest and are not affected by the Advisor’s conflicts of interest. Proxy votes cast based upon the recommendations of an independent third party will be cast according to that party’s pre-determined proxy voting policy and therefore will involve little discretion on the part of

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the Advisor. If, for any reason, the third party makes no recommendation about a particular issue, the proxy voting committee will attempt to cast a vote according to the most reasonably applicable pre-determined policy. For proxy votes on issues held by the Funds for which the Advisor overrides the recommendation of the independent third party, or for which no recommendation is made by the third party, the Advisor will grant voting authority to the Special Proxy Voting Committee.

IV. Guidelines

The Advisor has adopted RiskMetrics’s proxy voting guidelines, as they may be amended by RiskMetrics from time to time, to further the interest of the Funds’ shareholders with respect to proxy voting matters. A current summary of the pre-determined proxy voting guidelines adopted by RiskMetrics can be found at www.riskmetrics.com. The Proxy Review Committee will review the RiskMetrics proxy voting guidelines no less frequently than annually to assure that votes continue to be cast in the best interest of shareholders of the Funds. Any changes in the guidelines will be communicated at least annually by the Proxy Review Committee to the Advisor’s Investment Policy Committee and the Chief Compliance Officer of the Funds.

V. Recordkeeping

In accordance with Rule 204-2, under the Advisers Act, as amended, the Advisor must retain (i) its proxy voting policies and procedures; (ii) proxy statements received regarding Fund securities; (iii) records of votes on behalf of the Funds; (iv) records of Fund requests for proxy voting information, and (v) any documents prepared by the Advisor that were material to making a decision how to vote, or that memorialized the basis for the decision. The Advisor may rely on proxy statements filed on the SEC’s EDGAR system (instead of keeping its own copies), as well as proxy statements and records of its votes cast that are maintained with an independent third party such as RiskMetrics, provided that the Advisor obtains an undertaking from the independent third party to provide a copy of the documents promptly upon request.

Proxy Voting Report

A report on “Form N-PX” of how the Funds voted any proxies during the most recent 12-month period ended June 30 is available without charge through The Huntington Funds’ website. Go to www.huntingtonfunds.com; select "Fund Shareholders;" then use the link to "Proxy Voting Record" and select a Fund. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The disclosure policy of the Funds and the Advisor generally prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to all other investors. Employees of the Advisor or its affiliates who have access to nonpublic information concerning the Fund’s portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for certain personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Funds may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. All of these service providers are identified elsewhere in the Prospectus or in the Appendix to this SAI. The Funds may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. These organizations are Lipper, Morningstar and Standard & Poor’s, Inc., who receive a full portfolio holdings listing each month. Traders or portfolio managers may provide “interest” lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. The Advisor also discloses nonpublic portfolio holdings information of the Funds no less often than monthly to Abel/Noser Corp., Bloomberg, Bonds Direct, Bondedge, Citigroup Global Markets Inc., InvestEdge, Investment Company Institute, Investment Scorecard, Inc., KeyBanc Capital Markets (McDonald Inc.), Mesirow Financial Inc., McGraw-Hill, RBC Dain Rauscher Inc., Unified Fund Services, Inc., Vickers and Wilshire Associates, Inc., so that they can provide the Advisor with portfolio and trading analysis and comparative information based on proprietary modeling software to assist the Advisor in its investment management process.

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The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the Advisor’s Chief Compliance Officer and the authorization of the Funds’ Chief Executive Officer or Chief Financial Officer. Approval to furnish nonpublic portfolio holdings information to a third party will be given only if there is a legitimate business purpose and such disclosure is subject to a confidentiality agreement to safeguard the confidentiality of the information so that the information will be used only for the purposes for which it was furnished and otherwise protect against misuse of such information. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Advisor and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Advisor, any affiliate of the Advisor or any of their employees in connection with the disclosure of portfolio holdings information. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews periodically and at least annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

Portfolio Transactions

The Advisor may place portfolio transactions with broker-dealers which furnish, without cost, certain research, statistical, and quotation services of value to the Advisor and its affiliates in advising the Trust and other clients, provided that they shall always seek best price and execution with respect to the transactions. Certain investments may be appropriate for the Trust and for other clients advised by the Advisor. Investment decisions for the Trust and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients of an investment advisor on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Trust. Purchase and sale orders for the Trust may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results for the Trust.

As part of its regular banking operations, Huntington Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of Huntington Bank. The lending relationship will not be a factor in the selection of securities for the Funds.

Brokerage Allocation and Other Practices

Transactions on U.S. stock exchanges and other agency transactions involve the payment by a Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by a Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

The Advisor places all orders for the purchase and sale of portfolio securities for a Fund and buys and sells securities for a Fund through a substantial number of brokers and dealers. In so doing, it uses its best efforts to obtain for a Fund the best price and execution available. In seeking the best price and execution, the Advisor, having in mind a Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience, and financial stability of the broker-dealer involved, and the quality of service rendered by the broker-dealer in other transactions.

It has for many years been a common practice in the investment advisory business for advisors of investment companies and other institutional investors to receive research, statistical, and quotation services from broker-dealers that execute portfolio transactions for the clients of such advisors. Consistent with this practice, the Advisor receives research, statistical, and quotation services from many broker-dealers with which it places a Fund's portfolio

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transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities, and recommendations as to the purchase and sale of securities. Some of these services are of value to the Advisor and its affiliates in advising various of their clients (including the Trust), although not all of these services are necessarily useful and of value in managing the Trust. The fee paid by a Fund to the Advisor is not reduced because the Advisor and its affiliates receive such services.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, and by the Investment Advisory Agreements, the Advisor may cause a Fund to pay a broker-dealer that provides the brokerage and research services described above an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer may charge for effecting that transaction. The Advisor 's authority to cause a Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time.

On December 31, 2009, certain Funds owned securities of the following regular broker/dealers (amounts in thousands):

Fund	Security type	Security	Holdings
Dividend Capture Fund	Equity	Barclays Bank PLC, New York	$813
	Equity	Bank of New York	$867
	Equity	Morgan Stanley & Co., Inc.	$1,536
	Equity	JP Morgan Chase & Co.	$1,366
	Equity	Credit Suisse First Boston Corp.	$899
Fixed Income Securities Fund	Debt	Goldman Sachs Groups, Inc.	$2,149
	Debt	JP Morgan Chase & Co.	$1,075
	Debt	Morgan Stanley & Co., Inc.	$1,093
Intermediate Government Income Fund	Debt	Morgan Stanley & Co., Inc.	$2,019
International Equity Fund	Equity	Morgan Stanley & Co., Inc.	$3,143
Macro 100 Fund	Equity	JP Morgan Chase & Co.	$700
	Equity	Morgan Stanley & Co., Inc.	$296
	Equity	State Street	$435
Money Market Fund	Debt	Citigroup	$4,526
	Debt	Morgan Stanley & Co., Inc.	$12,225
	Debt	JP Morgan Chase & Co.	$33,410
	Debt	Goldman Sachs Groups, Inc.	$10,158
	Debt	Wachovia	$5,012
Mortgage Securities Fund	Debt	Citibank	$1,436
Short/Intermediate Fixed Income Securities Fund	Debt	Bank of America	$1,575
	Debt	Goldman Sachs Groups, Inc.	$1,613
	Debt	Citigroup	$1,548
	Debt	Morgan Stanley & Co., Inc.	$1,000
U.S Treasury Money Market Fund	Debt	Barclays Bank	$50,000
	Debt	Credit Suisse First Boston Corp.	$30,000
	Debt	Morgan Stanley & Co., Inc.	$14,932

CODE OF ETHICS

Each of the Trust, the Advisor and the Distributor maintains Codes of Ethics which permit Fund Trustees and certain employees to invest in securities for their own accounts, including securities that may be purchased or held by the Fund, subject to certain preclearance and blackout provisions that minimize potential conflicts of interest. Although they do permit these people to trade in securities, including those that the Trust could buy, they also contain significant safeguards designed to protect the Trust and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions. As of the date of this SAI, copies of these Codes of Ethics have been filed with the SEC as exhibits to the Trust's Registration Statement.

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Expenses

The Trust’s service providers bear all expenses in connection with the performance of their respective services, except that each Fund will bear the following expenses relating to its operations: taxes, interest, brokerage fees and commissions, if any, fees and travel expenses of the Trustees who are not partners, officers, directors, shareholders or employees of Huntington Bank, SEC fees and state fees and expenses, certain insurance premiums, outside and, to the extent authorized by the Trust, inside auditing and legal fees and expenses, fees charged by rating agencies in having the Fund’s Shares rated, advisory and administration fees, fees and reasonable out-of-pocket expenses of the custodian and transfer agent, expenses incurred for pricing securities owned by the Fund, costs of maintenance of corporate existence, typesetting and printing prospectuses for regulatory purposes and for distribution to current shareholders, costs and expenses of shareholders and Trustee reports and meetings and any extraordinary expenses.

Distributor

Unified Financial Securities, Inc. (“Distributor”) is the Funds’ Distributor.

The Distributor offers Shares on a continuous, best-efforts basis and markets the Shares to institutions or to individuals, directly or through investment professionals. When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. From time to time, the Distributor, may pay out of its reasonable profits and other resources (including those of its affiliates) advertising, marketing and other expenses for the benefit of the Funds. The Distributor is a wholly-owned subsidiary of Huntington Bancshares, Incorporated.

FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays a portion of this charge to eligible financial intermediaries for sales of Fund shares and/or administrative services. The Distributor retains any portion not paid to a financial intermediary, and can make this available for marketing and sales-related activities and expenses, including those of the Advisor and its affiliates.

Rule 12b-1 Plan (Class A and Class B Shares)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay a financial intermediary (including the Distributor, the Advisor and their affiliates) for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and disseminating prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell Shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. In accordance with the Distribution Plan, the Distributor or the Funds may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Class A and Class B Shares of the Funds. The Distributor or the Funds may also enter into Rule 12b-1 related agreements with financial institutions (including fiduciaries, custodians for public funds, and investment advisers) to provide distribution related and other services with respect to Class A and Class B Shares. The Rule 12b-1 Plan is expected to benefit the Funds in a number of ways. For example, it is anticipated that the Plan will help the Funds attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.

In addition, the Plan is integral to the multiple class structure of the Funds, which promotes the sale of Shares by providing a range of options to investors. The Funds’ service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate a financial intermediary more or less than its actual marketing and administrative expenses. In no event will a Fund pay for any expenses of a financial intermediary that exceed the maximum Rule 12b-1 Plan fee.

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For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the financial intermediary has incurred. Therefore, it may take the financial intermediary a number of years to recoup these expenses.

The Distributor, the Advisor and their affiliates may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third parties who have provided the funds to make advance commission payments to financial intermediaries.

SHAREHOLDER SERVICES

The Funds may pay a shareholder servicing fee of up to 0.25% of its average daily net assets to financial intermediaries, including the Distributor, the Advisor and their affiliates for providing shareholder services and maintaining shareholder accounts. The financial intermediary may select others to perform these services for their customers and may pay them fees.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

In addition to the Rule 12b-1 and/or shareholder services fees that a Fund may pay to financial intermediaries, the Distributor, the Advisor and their affiliates may pay out of their own resources and reasonable profits amounts (including items of material value) to certain financial intermediaries. While Financial Industry Regulatory Authority (FINRA) regulations limit the sales charges that you may bear as a Fund shareholder, there are no limits with regard to the amounts that the Distributor, the Advisor and its affiliates may pay out of their own resources and reasonable profits. You can ask your financial intermediary for information about any payments it receives from the Distributor, the Advisor and their affiliates for any service the financial intermediary provides.

The following examples illustrate the types of instances in which the Distributor, the Advisor and their affiliates may make additional payments to a financial intermediary.

SUPPLEMENTAL PAYMENTS

Financial intermediaries may be paid fees out of the assets of the Distributor, the Advisor and their affiliates (but not out of Fund assets).

Financial intermediaries may receive fees for providing distribution-related, recordkeeping or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, financial intermediaries may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Funds or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the financial intermediary sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial intermediary.

Processing Support Payments

The Distributor, the Advisor and their affiliates may make payments to financial intermediaries that sell Fund Shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that they may make under this category include: payment of ticket charges on a per transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediaries’ mutual fund trading system.

Retirement Plan Program Servicing Payments

The Distributor, the Advisor and their affiliates may make payments to certain financial intermediaries who sell Fund Shares through retirement plan programs. A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation, or other similar services.

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Other Benefits to Financial Intermediaries

From time to time, the Distributor, the Advisor and their affiliates, at their expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares. Such compensation may include financial assistance to financial intermediaries that enable the Distributor, the Advisor and their affiliates to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor, the Advisor and their affiliates also may hold or sponsor, at their expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The Distributor, the Advisor and their affiliates also may provide, at their expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as FINRA.

For the fiscal year ended December 31, 2009, the Funds named below paid the following fees pursuant to the Distribution Plan for Class A and Class B Shares:

Fees Paid for the fiscal year ended December 31, 2009	Tax-Free Money Market Fund	Money Market Fund		Ohio Municipal Money Market Fund	U.S. Treasury Money Market Fund
	A Shares	A Shares	B Shares	A Shares	A Shares
12b-1 Fees Paid	81,161	464,482	2,837	266,664	165,897
(12b-1 Fees Waived)	(70,112)	(403,498)	(2,746)	(82,996)	(165,897)

Fees Paid for the fiscal year ended December 31, 2009	Dividend Capture Fund		Growth Fund		Income Equity Fund		International Equity Fund
	A Shares	B Shares	A Shares	B Shares	A Shares	B Shares	A Shares	B Shares
12b-1 Fees Paid	11,774	54,165	13,430	21,197	7,373	20,594	19,437	15,154

Fees Paid for the fiscal year ended December 31, 2009	Macro 100 Fund		Mid Corp America Fund		New Economy Fund		Rotating Markets Fund
	A Shares	B Shares	A Shares	B Shares	A Shares	B Shares	A Shares	B Shares
12b-1 Fees Paid	2,193	6,955	7,369	29,001	8,359	13,289	4,787	577

Fees Paid for the fiscal year ended December 31, 2009	Real Strategies Fund		Situs Fund		Technical Opportunities Fund
	A Shares	B Shares	A Shares	B Shares	A Shares	B Shares
12b-1 Fees Paid	1,853	1,453	34,417	20,146	139	42

Fees Paid for the fiscal year ended December 31, 2009	Fixed Income Securities Fund		Intermediate Government Income Fund
	A Shares	B Shares	A Shares	B Shares
12b-1 Fees Paid	6,855	15,588	4,224	5,796

Fees Paid for the fiscal year ended December 31, 2009	Mortgage Securities Fund		Ohio Tax-Free Fund		Short/Intermediate Fixed Income Securities Fund
	A Shares	B Shares	A Shares	B Shares	A Shares
12b-1 Fees Paid	7,010	4,083	3,785	7,802	1,660

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UNDERWRITING COMMISSIONS

For the period April 1, 2009 to December 31, 2009, Unified Financial Services, Inc., the Fund’s distributor, received underwriter commissions of $50,124 earned on sales of Class A Shares. Prior to April 1, 2009, Edgewood Services, Inc. was distributor to the Funds and received commissions of $35,100 earned on sales of Class A Shares and from redemption of Class A Shares and Class B Shares.

For the fiscal years ended December 31, 2008 and 2007, the Edgewood Services, Inc. received commissions of $353,865 and $748,435, respectively earned on sales of Class A Shares and from redemption of Class A and Class B Shares. For the years ended December 31, 2009, 2008 and 2007, $457,418, $330,935 and $679,656 was re-allowed to affiliated broker-dealers of the Funds.

Custodians

The Huntington National Bank currently serves as custodian for each Fund. For its custody services, the Huntington National Bank receives an annual maximum fee of 0.026% calculated on the domestic assets in each Fund (except the Asset Allocation Funds) as of the last day of each month, plus out of pocket expenses. For the Asset Allocation Funds, the Huntington National Bank receives an annual maximum fee of 0.01% calculated on the assets in the Asset Allocation Funds as of the last day of each month, plus out of pocket expenses. It also receives an annual surcharge of 0.005 of 1.00% calculated on the net non-domestic assets of the Global Select Markets Fund, the Situs Fund, the Real Strategies Fund, the Technical Opportunities Fund, and the International Equity Fund as of the last day of each month.

Brown Brothers Harriman & Co. serves as sub-custodian of the Global Select Markets Fund, the Real Strategies Fund, the Situs Fund, the Technical Opportunities Fund and the International Equity Fund.

Transfer Agent and Dividend Disbursing Agent

Unified, Indianapolis, IN, a wholly-owned subsidiary of HBI, serves as the transfer agent and dividend disbursing agent for the Trust.

Independent Registered Public Accounting Firm

Ernst & Young LLP is the independent registered public accounting firm for the Trust.

Legal Counsel

Sullivan & Worcester LLP, 1666 K Street, N.W., Washington, DC 20006, is counsel to the Trust and Independent Trustees and will pass upon the legality of the Shares offered hereby.

FEES PAID BY THE FUNDS FOR SERVICES

	Tax-Free Money Market Fund			Money Market Fund			Ohio Municipal Money Market Fund
	For the fiscal years ended December 31,			For the fiscal years ended December 31,			For the fiscal years ended December 31,
	2009	2008	2007	2009	2008	2007	2009	2008	2007
Advisory Fee Paid	$346,848	$283,507	$129,080	$1,841,859	$3,087,796	$2,793,657	$832,329	$939,137	$648,325
Advisory Fee Waived	$27,737	$—	$—	$1,446,803	$—	$—	$117,082	$—	$—
Administrative Fee Paid	$211,075	$126,811	$58,086	$1,172,967	$1,565,933	$1,386,701	$506,432	$419,288	$291,746
Sub-Administrative Fee Paid*	$—	$—	$—	$—	$—	$—	$—	$—	$—

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Financial Administration Fee Paid	$3,855	$46,634	$25,639	$—	$520,986	$439,520	$11,548	$133,845	$90,971
Financial Administration Fee Waived	$—	$—	$—	$—	$—	$—	$—	$—	$—
Brokerage Commissions Paid	$—	$—	$—	$—	$—	$—	$—	$—	$—

	U.S. Treasury Money Market Fund			Dividend Capture Fund			Growth Fund
	For the fiscal years ended December 31,			For the fiscal years ended December 31,			For the fiscal years ended December 31,
	2009	2008	2007	2009	2008	2007	2009	2008	2007
Advisory Fee Paid	$1,050,485	$1,542,707	$1,527,889	$574,009	$758,381	$1,056,208	$874,398	$1,198,841	$1,488,113
Advisory Fee Waived and/or Reimbursed	$1,753,829	$328,729	$—	$—	$—	$—	$—	$—	$—
Administrative Fee Paid	$959,323	$1,032,251	$1,031,318	$139,624	$135,095	$190,118	$265,911	$267,026	$334,825
Sub-Administrative Fee Paid*	$—	$—	$—	$—	$—	$—	$—	$—	$—
Financial Administration Fee Paid	$15,165	$318,334	$328,072	$2,021	$62,320	$66,233	$2,356	$112,848	$115,874
Financial Administration Fee Waived	$—	$—	$—	$—	$—	$—	$—	$—	$—
Brokerage Commissions Paid	$—	$—	$—	$253,357	$254,949	$346,328	$400,428	$370,212	$452,862

	Income Equity Fund			International Equity Fund			Macro 100 Fund
	For the fiscal years ended December 31,			For the fiscal years ended December 31,			For the fiscal years ended December 31,
	2009	2008	2007	2009	2008	2007	2009	2008	2007
Advisory Fee Paid	$582,923	$811,542	$1,203,373	$2,748,030	$3,004,655	$3,162,417	$182,711	$181,896	$334,382
Advisory Fee Waived	$—	$—	$—	$—	$—	$—	$—	$—	$—
Administrative Fee Paid	$177,257	$180,643	$270,759	$501,253	$401,839	$426,927	$44,448	$32,345	$60,189
Sub-Administrative Fee Paid*	$—	$—	$—	$—	$—	$—	$—	$—	$—
Financial Administration Fee Paid	$2,380	$84,064	$96,207	$7,394	$180,070	$160,761	$2,214	$37,721	$34,507
Financial Administration Fee Waived	$—	$—	$—	$—	$—	$—	$—	$—	$—
Brokerage Commissions Paid	$290,311	$445,150	$708,208	$405,168	$305,659	$347,278	$25,767	$51,200	$53,465

	Mid Corp America Fund
	For the fiscal years ended December 31,
	2009	2008	2007
Advisory Fee Paid	$893,503	$1,027,338	$1,288,436
Advisory Fee Waived	$—	$—	$—
Administrative Fee Paid	$217,330	$183,092	$231,920
Sub-Administrative Fee Paid*	$—	$—	$—
Financial Administration Fee Paid	$2,200	$85,892	$86,220
Financial Administration Fee Waived	$—	$—	$—
Brokerage Commissions Paid	$67,166	$89,953	$68,153

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	Real Strategies Fund
	For the fiscal years ended December 31,
	2009	2008	2007
Advisory Fee Paid	$435,571	$450,933	$141,163
Advisory Fee Waived	$—	$—	$(21,717)
Administrative Fee Paid	$105,955	$80,614	$25,409
Sub-Administrative Fee Paid*	$—	$—	$—
Financial Administration Fee Paid	$2,098	$49,991	$18,660
Financial Administration Fee Waived	$—	$—	$—
Brokerage Commissions Paid	$187,463	$262,524	$94,774

	New Economy Fund			Rotating Markets Fund			Situs Fund
	For the fiscal years ended December 31,			For the fiscal years ended December 31,			For the fiscal years ended December 31,
	2009	2008	2007	2009	2008	2007	2009	2008	2007
Advisory Fee Paid	$394,984	$731,237	$1,047,402	$185,212	$230,339	$280,152	$981,626	$920,310	$937,639
Advisory Fee Waived	$—	$—	$—	$—	$—	$—	$—	$—	$—
Administrative Fee Paid	$84,934	$114,847	$166,352	$67,576	$61,567	$75,641	$238,734	$164,171	$168,776
Sub-Administrative Fee Paid*	$—	$—	$—	$—	$—	$—	$—	$—	$—
Financial Administration Fee Paid	$1,580	$62,182	$63,777	$1,625	$44,851	$35,195	$16,901	$91,035	$79,696
Financial Administration Fee Waived	$—	$—	$—	$—	$—	$—	$—	$—	$—
Brokerage Commissions Paid	$196,278	$330,373	$382,965	$160,283	$170,894	$63,436	$300,053	$105,441	$86,347

	Technical Opportunities Fund			Fixed Income Securities Fund			Intermediate Government Income Fund
	For the fiscal years ended December 31,			For the fiscal years ended December 31,			For the fiscal years ended December 31,
	2009	2008	2007	2009	2008	2007	2009	2008	2007
Advisory Fee Paid	$66,146	$34,814	$—	$1,090,591	$935,518	$903,934	$579,674	$578,366	$566,012
Advisory Fee Waived	$—	$—	$—	$—	$—	$—	$—	$—	$—
Administrative Fee Paid	$16,096	$6,249	$—	$397,997	$250,476	$244,063	$211,567	$154,840	$152,824
Sub-Administrative Fee Paid*	$—	$—	$—	$—	$—	$—	$—	$—	$—
Financial Administration Fee Paid	$2,705	$16,041	$—	$7,818	$118,566	$99,266	$6,817	$82,592	$70,442
Financial Administration Fee Waived	$—	$—	$—	$—	$—	$—	$—	$—	$—
Brokerage Commissions Paid	$91,726	$—	$—	$7,824	$6,380	$10,089	$—	$—	$—

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	Mortgage Securities Fund			Ohio Tax-Free Fund			Short/Intermediate Fixed Income Securities Fund
	For the fiscal years ended December 31,			For the fiscal years ended December 31,			For the fiscal years ended December 31,
	2009	2008	2007	2009	2008	2007	2009	2008	2007
Advisory Fee Paid	$495,239	$435,141	$444,962	$210,296	$181,271	$200,583	$595,162	$409,360	$449,131
Advisory Fee Waived	$—	$—	$—	$—	$—	$—	$—	$—	$—
Administrative Fee Paid	$180,730	$117,112	$120,140	$76,748	$48,517	$54,158	$217,149	$109,565	$121,266
Sub-Administrative Fee Paid*	$—	$—	$—	$—	$—	$—	$—	$—	$—
Financial Administration Fee Paid	$8,467	$72,306	$61,265	$17,490	$52,332	$51,220	$8,414	$56,260	$52,761
Financial Administration Fee Waived	$—	$—	$—	$—	$—	$—	$—	$—	$—
Brokerage Commissions Paid	$4,370	$13,596	$6,061	$—	$—	$—	$—	$—	$—

	Balanced Allocation Fund			Conservative Allocation Fund			Growth Allocation Fund
	For the fiscal years ended December 31,			For the fiscal years ended December 31,			For the fiscal years ended December 31,
	2009	2008	2007	2009	2008	2007	2009	2008	2007
Advisory Fee Paid	$4,729	$—	$—	$4,360	$—	$—	$4,690	$—	$—
Advisory Fee Waived	$(8,762)			$(4,134)			$(13,405)
Administrative Fee Paid	$8,616	$—	$—	$7,944	$—	$—	$8,546	$—	$—
Sub-Administrative Fee Paid*	$—	$—	$—	$—	$—	$—	$—	$—	$—
Financial Administration Fee Paid	$916	$—	$—	$906	$—	$—	$890	$—	$—
Financial Administration Fee Waived	$—	$—	$—	$—	$—	$—	$—	$—	$—
Brokerage Commissions Paid	$—	$—	$—	$—	$—	$—	$—	$—	$—

*	For the fiscal years ended 2008 and 2007, the sub-administration and administration fees were combined and reported as one administration fee.

PRINCIPAL HOLDERS OF SECURITIES

Information is provided below regarding each person who owns of record or is known by the Trust to own beneficially 5% or more of any class of Shares of any Fund. The Advisor is a wholly owned subsidiary of Huntington Bank. Huntington Bank, a national banking association, is a direct wholly-owned subsidiary of HBI, a bank holding company organized under the laws of Maryland. By virtue of the Advisor’s affiliation with Huntington Bank, the Advisor may be deemed to control the Funds.

As of April 1, 2010, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:

Fund Share Class	Shareholder Name Address	Shares Owned	Percentage Owned
Tax-Free Money Fund – Class A Shares	Carey & Co. Columbus, OH	11,239,614.11	75.47%
	Carey & Co. Columbus, OH	3,652,503.44	24.53%
Tax-Free Money Fund – Trust Shares	Carey & Co. Columbus, OH	66,421,998.94	100%

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Fund Share Class	Shareholder Name Address	Shares Owned	Percentage Owned
Money Market Fund – Class A Shares	Carey & Co. Columbus, OH	13,430,282.5	10.98%
	Carey & Co. Columbus, OH	8,393,329.32	6.86%
	National Financial Services LLC New York, NY	83,203,801.88	68.03%
	Unified Fund Services, Inc. Indianapolis, IN	15,017,470.28	12.28%

Money Market Fund – Class B Shares	National Financial Services LLC New York, NY	31,061.39	14.70%
	National Financial Services LLC New York, NY	11,711.68	5.54%
	National Financial Services LLC New York, NY	28,797.59	13.63%
	National Financial Services LLC New York, NY	13,897.49	6.58%

Money Market Fund – Trust Shares	Carey & Co. Columbus, OH	253,221,049.8	98.48%

Money Market Fund – Interfund Shares	Carey & Co. Columbus, OH	95,293,779.05	100%

Ohio Municipal Money Market Fund – Class A Shares	National Financial Services LLC New York, NY	63,420,119.02	54.70%
	Carey & Co. Columbus, OH	51,962,007.97	44.82%

Ohio Municipal Money Market Fund – Trust Shares	Carey & Co. Columbus, OH	125222188.9	99.78%

U.S. Treasury Money Market Fund – Class A Shares	Carey & Co. Columbus, OH	46,296,174.96	84.73%
	National Financial Services LLC New York, NY	6,739,194.55	12.33%

U.S. Treasury Money Market Fund – Trust Shares	Carey & Co. Columbus, OH	331,323,266.5	100%

Dividend Capture Fund – Trust Shares	National Financial Services LLC New York, NY	4,262,799.56	45.29%
	National Financial Services LLC New York, NY	4,324,910.191	45.95%
	National Financial Services LLC New York, NY	724,036.113	7.69%

Growth Fund – Class A Shares	National Financial Services LLC New York, NY	14,526.438	5.38%

Growth Fund – Trust Shares	National Financial Services LLC New York, NY	2,304,699.925	40.78%

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Fund Share Class	Shareholder Name Address	Shares Owned	Percentage Owned
	National Financial Services LLC New York, NY	2,495,164.874	44.15%
	National Financial Services LLC New York, NY	468,141.37	8.28%
	SEI-Trust Oaks, PA	339,828.262	6.01%

Income Equity Fund – Class A Shares	National Financial Services LLC New York, NY	11,029.029	5.70%
	National Financial Services LLC New York, NY	18,023.266	9.32%

Income Equity Fund – Trust Shares	National Financial Services LLC New York, NY	2,561,657.555	46.48%
	National Financial Services LLC New York, NY	2,086,674.038	37.86%
	National Financial Services LLC New York, NY	371,588.775	6.74%
	SEI Trust, Oaks, PA	405,290.748	7.35%

International Equity Fund – Class A Shares	National Financial Services LLC New York, NY	87,906.2	13.22%

International Equity Fund – Trust Shares	National Financial Services LLC New York, NY	20,073,165.38	65.33%
	National Financial Services LLC New York, NY	8,464,887.727	27.55%

Macro 100 Fund – Class B Shares	National Financial Services LLC New York, NY	6,955.642	6.37%

Macro 100 Fund – Trust Shares	National Financial Services LLC New York, NY	1,761,050.634	50.33%
	National Financial Services LLC New York, NY	1,705,070.29	48.73%

Mid Corp America Fund – Class A Shares	National Financial Services LLC New York, NY	34,006.182	12.28%

Mid Corp America Fund – Trust Shares	National Financial Services LLC New York, NY	6,235,108.576	62.97%
	National Financial Services LLC New York, NY	2,984,653.48	30.14%

New Economy Fund – Class A Shares	National Financial Services LLC New York, NY	21,084.593	5.28%
	National Financial Services LLC New York, NY	98,578.021	24.68%

New Economy Fund – Trust Shares	National Financial Services LLC New York, NY	1,838,274.526	37.75%
	National Financial Services LLC New York, NY	2,135,503.581	43.85%
	National Financial Services LLC New York, NY	866,499.437	17.79%

Real Strategies Fund – Class B Shares	National Financial Services LLC New York, NY	3,164.674	6.61%
	National Financial Services LLC New York, NY	2,848.484	5.95%

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Fund Share Class	Shareholder Name Address	Shares Owned	Percentage Owned
	National Financial Services LLC New York, NY	2,832.294	5.91%

Real Strategies Fund – Trust Shares	National Financial Services LLC New York, NY	7,784,203.478	67.70%
	National Financial Services LLC New York, NY	3,426,460.248	29.80%

Rotating Markets Fund – Class A Shares	National Financial Services LLC New York, NY	22,489.253	11.72%
	National Financial Services LLC New York, NY	37,464.388	19.52%

Rotating Markets Fund – Class B Shares	National Financial Services LLC New York, NY	2,657.385	5.72%
	National Financial Services LLC New York, NY	6,483.066	13.95%
	National Financial Services LLC New York, NY	5,264.152	11.33%
	National Financial Services LLC New York, NY	2,923.977	6.29%
	National Financial Services LLC New York, NY	2,886.598	6.21%

Rotating Markets Fund – Trust Shares	National Financial Services LLC New York, NY	1,899,169.538	47.22%
	National Financial Services LLC New York, NY	1,712,559.123	42.58%
	National Financial Services LLC New York, NY	386,498.069	9.61%

Situs Fund – Class A Shares	National Financial Services LLC New York, NY	311,873.302	28.38%
	Trustlynx & Co., Denver, CO	147,836.228	13.45%
	WTC, Wilmington, DE	156,873.926	14.28%

Situs Fund – Trust Shares	National Financial Services LLC New York, NY	5,291,488.711	59.65%
	National Financial Services LLC New York, NY	2,194,387.109	24.74%
	National Financial Services LLC New York, NY	1,107,157.543	12.48%

Fixed Income Securities Fund – Class A Shares	National Financial Services LLC New York, NY	24,112.214	13.20%
	National Financial Services LLC New York, NY	11,269.592	6.17%

Fixed Income Securities Fund – Class B Shares	National Financial Services LLC New York, NY	5,478.125	6.21%
	National Financial Services LLC New York, NY	5,393.201	6.11%
	National Financial Services LLC New York, NY	5,426.885	6.15%

Fixed Income Securities Fund – Trust Shares	National Financial Services LLC New York, NY	6,348,638.067	57.41%

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Fund Share Class	Shareholder Name Address	Shares Owned	Percentage Owned
	National Financial Services LLC New York, NY	2,474,383.809	22.38%
	National Financial Services LLC New York, NY	705,586.343	6.38%
	SEI Trust, Oaks, PA	1,384,431.884	12.52%

Intermediate Government Income Fund – Class A Shares	National Financial Services LLC New York, NY	16,038.228	7.00%
	National Financial Services LLC New York, NY	32,947.446	14.39%
	National Financial Services LLC New York, NY	13,963.964	6.10%

Intermediate Government Income Fund – Class B Shares	National Financial Services LLC New York, NY	8,105.561	9.79%
	National Financial Services LLC New York, NY	4,726.328	5.71%
	National Financial Services LLC New York, NY	5,385.09	6.50%

Intermediate Government Income Fund – Trust Shares	National Financial Services LLC New York, NY	4,817,945.783	47.55%
	National Financial Services LLC New York, NY	4,152,541.617	40.98%
	National Financial Services LLC New York, NY	1,034,382.738	10.21%

Mortgage Securities Fund – Class A Shares	National Financial Services LLC New York, NY	40,815.074	14.07%
	National Financial Services LLC New York, NY	126,769.874	43.70%

Mortgage Securities Fund – Class B Shares	National Financial Services LLC New York, NY	9,013.921	14.65%
	National Financial Services LLC New York, NY	3,126.985	5.08%
	National Financial Services LLC New York, NY	3,173.606	5.16%

Mortgage Securities Fund – Trust Shares	National Financial Services LLC New York, NY	6,306,606.775	56.18%
	National Financial Services LLC New York, NY	4,681,621.784	41.70%

Ohio Tax-Free Fund – Class A Shares	National Financial Services LLC New York, NY	16,713.529	17.76%
	National Financial Services LLC New York, NY	6,462.45	6.87%
	Ursula Umberg Cincinnati OH	9,170.613	9.75%
	Arlene Warbritton Westerville OH	9,458.443	10.05%

Ohio Tax-Free Fund – Class B Shares	National Financial Services LLC New York, NY	2,630.39	6.24%

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Fund Share Class	Shareholder Name Address	Shares Owned	Percentage Owned
	National Financial Services LLC New York, NY	2,661.317	6.32%
	National Financial Services LLC New York, NY	2,587.696	6.14%
	National Financial Services LLC New York, NY	2,310.161	5.48%
	National Financial Services LLC New York, NY	3,667.255	8.70%
	National Financial Services LLC New York, NY	2,208.682	5.24%
	National Financial Services LLC New York, NY	2,616.81	6.21%
	National Financial Services LLC New York, NY	2,387.775	5.67%
	National Financial Services LLC New York, NY	2,396.503	5.69%
	National Financial Services LLC New York, NY	2,236.136	5.31%

Ohio Tax-Free Fund – Trust Shares	National Financial Services LLC New York, NY	1,803,623.172	85.48%
	National Financial Services LLC New York, NY	213,205.175	10.10%

Short/Intermediate Fixed Income Securities Fund – Class A Shares	National Financial Services LLC New York, NY	3,602.267	5.81%
	National Financial Services LLC New York, NY	5,372.834	8.66%
	National Financial Services LLC New York, NY	3,551.115	5.73%
	National Financial Services LLC New York, NY	3,766.568	6.07%

Short/Intermediate Fixed Income Securities Fund – Trust Shares	National Financial Services LLC New York, NY	5,609,909.315	70.93%
	National Financial Services LLC New York, NY	2,211,018.388	27.96%

Technical Opportunities Fund – Class A Shares	National Financial Services LLC New York, NY	844.792	9.46%
	National Financial Services LLC New York, NY	515.311	5.77%
	National Financial Services LLC New York, NY	1,990.476	22.28%
	National Financial Services LLC New York, NY	1,272.265	14.24%
	National Financial Services LLC New York, NY	528.974	5.92%
	National Financial Services LLC New York, NY	738.05	8.26%
	National Financial Services LLC New York, NY	1,265.823	14.17%

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Fund Share Class	Shareholder Name Address	Shares Owned	Percentage Owned
Technical Opportunities Fund – Class B Shares	Huntington Asset Advisors, Inc., Columbus, OH	100.542	14.08%
	Joseph A. and Melanie Festa Muhl TR, Peninsula, CA	135.318	18.95%
	National Financial Services LLC New York, NY	158.228	22.16%
	National Financial Services LLC New York, NY	320	44.81%

Technical Opportunities Fund – Trust Shares	CLE FDN – HUNT MASTER, Cleveland, OH	96,246.391	7.77%
	National Financial Services LLC New York, NY	209,579.054	16.92%
	National Financial Services LLC New York, NY	932,955.089	75.31%

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Carey & Co. is organized in the state of Ohio.

National Financial Services LLC is incorporated in Massachusetts. Its parent is Fidelity Brokerage Services LLC.

Huntington Asset Advisors, Inc. is incorporated in Ohio. Its parent is The Huntington National Bank, a national bank.

SHAREHOLDER RIGHTS

The Trust is an open-end management investment company, whose Declaration of Trust permits the Trust to offer separate series of Shares of beneficial interest, representing interests in separate portfolios of securities. The Shares in any one portfolio may be offered in two or more separate classes. As of the date of this SAI, the Trustees have established four classes of Shares, known as Class A Shares, Class B Shares, Trust Shares, and Interfund Shares. Interfund Shares are offered only by the Money Market Fund. All of the Income Funds (except Short/Intermediate Fixed Income Securities Fund), the Equity Funds (except Global Select Markets Fund) and the Money Market Fund offer Class B Shares. The Short/Intermediate Fixed Income Securities Fund and the Global Select Markets Fund offer only Class A Shares and Trust Shares.

Class A Shares, Class B Shares, Trust Shares, and Interfund Shares of a Fund are fully transferable. Each class is entitled to dividends from the respective class assets of the Fund as declared by the Trustees, and if the Trust (or a Fund) were liquidated, the shareholders of each class would receive the net assets of the Fund attributable to each respective class.

All shareholders are entitled to one vote for each Share held on the record date for any action requiring a vote by the shareholders and a proportionate fractional vote for each fractional Share held. Shareholders of the Trust will vote in the aggregate and not by Fund or class except (i) as otherwise expressly required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular Fund or class, or (ii) only holders of Class A Shares and/or Class B Shares will be entitled to vote on matters submitted to shareholder vote with respect to the Rule 12b-1 Plan applicable to such class or classes.

The rights of shareholders cannot be modified without a majority vote.

The Trust is not required to hold annual meetings of shareholders for the purpose of electing Trustees except that (i) the Trust is required to hold a shareholder meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders and (ii) if, as a result of a vacancy on the Board, less than

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two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, a Trustee may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of the Trust at a meeting duly called for the purpose, which meeting must be held upon written request of not less than 10% of the outstanding Shares of the Trust. Upon written request by the holders of Shares representing 1% of the outstanding Shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, a Trustee may continue to hold office and may appoint successor Trustees.

Shareholder inquiries regarding the Funds should be directed to the Trust, c/o Unified Fund Services, Inc., P.O. Box 6110, Indianapolis, IN 46206-6110.

Additional Information on Purchases, Exchanges and Redemptions

Class A Shares and Class B Shares of each of the Funds may be purchased, exchanged or redeemed by contacting the Trust or your investment professional. Class A Shares and Class B Shares may also be offered through other financial intermediaries.

Trust Shares may be purchased only through fiduciary, advisory, agency and other similar accounts maintained by or on behalf of Huntington or its affiliates or correspondent banks as well as similar customers of third party financial institutions. Individuals who receive Trust Shares as a result of a Trust distribution or similar transaction or by operation of law, will be permitted to retain such Shares, but may not purchase additional Trust Shares, except by means of the reinvestment of dividends or distributions. Exchanges of Trust Shares, if permitted by the account agreement, as well as redemptions of Trust Shares, are made by contacting the Trust.

Interfund Shares are available only for purchase by the Funds and may be purchased, exchanged or redeemed by contacting the Trust.

Telephone purchase, exchange or redemption requests may be recorded and will be binding upon an investor. Use of the telephone for exchanges or redemptions involves the possible risk of loss, since anyone providing the required information may be able to use the service without the shareholder’s permission. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In times of extreme economic or market conditions, shareholders may have difficulty making redemptions or exchanges by telephone. If a shareholder cannot make contact by telephone, redemption or exchange requests should be made in writing and sent by overnight mail to the Trust.

In connection with certain redemption or exchange requests, a shareholder may be required to obtain a signature guarantee for authentication purposes. Only New Technology Medallion imprints will be accepted as signature guarantees.

Other Purchase Information

Purchases of all classes of Shares are made at NAV, plus (for Class A Shares only) any applicable sales charge. All purchases, except for of Interfund Shares, are subject to minimum purchase requirements, but these requirements may be waived by the Distributor. Payment for Class A Shares or Class B Shares may not be by third party check, and any checks drawn from a bank located outside the U.S. will result in a delay in processing until the check has cleared.

If at any time the right to purchase Shares is suspended, although no new purchases may be made, in some circumstances existing shareholders may be permitted to purchase additional Shares and have dividends reinvested.

Payment in Kind. In addition to payment by check, Shares of a Fund may be purchased by customers of the Advisor in exchange for securities held by an investor which are acceptable to that Fund. Investors interested in exchanging securities must first telephone Huntington at (800) 253-0412 for instructions regarding submission of a written description of the securities the investor wishes to exchange. Within five business days of the receipt of the written description, Huntington will advise the investor by telephone whether the securities to be exchanged are acceptable to

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the Fund whose Shares the investor desires to purchase and will instruct the investor regarding delivery of the securities. There is no charge for this review. Securities which have been accepted by a Fund must be delivered within five days following acceptance.

Securities accepted by a Fund are valued in the manner and on the days described in the section entitled “Determination of Net Asset Value” as of 4:00 p.m. (Eastern Time).

The value of the securities to be exchanged and of the Shares of the Fund may be higher or lower on the day Fund Shares are offered than on the date of receipt by Huntington of the written description of the securities to be exchanged. The basis of the exchange of such securities for Shares of the Fund will depend on the value of the securities and the NAV of Fund Shares next determined following acceptance on the day Fund Shares are offered. Securities to be exchanged must be accompanied by a transmittal form which is available from Huntington.

A gain or loss for federal income tax purposes may be realized by the investor upon the securities exchange depending upon the cost basis of the securities tendered. All interest, dividends, subscription or other rights with respect to accepted securities which go “ex” (the interval between the announcement and the payments of the next dividend or right) after the time of valuation become the property of the Fund and must be delivered to the Fund by the investor forthwith upon receipt from the issuer. Further, the investor must represent and agree that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise.

Sales Charge Reductions/Waivers (Class A Shares). Class A Shares may be purchased without an initial sales charge by any investor who buys Class A Shares through an investment professional that does not accept a sales commission from the Funds’ Distributor. Investment professionals wishing to offer this sales charge waiver should call the Trust. Also, sales charges applicable to purchases of Class A Shares may be reduced for certain investors or groups of investors who make larger investments. Investors wishing to take advantage of these sales charge reductions should call the Trust.

Reinstatement Privilege. Every shareholder has a one-time right, within 60 days of redeeming Class A Shares or Class B Shares of an Equity or Income Fund, to reinvest the redemption proceeds at the next-determined NAV in Class A Shares without any sales charge. The investor must notify the Trust in writing of the reinvestment by the shareholder in order to eliminate a sales charge.

If the shareholder redeems Class A Shares and utilizes the reinstatement privilege, there may be tax consequences.

Other Exchange Information

Exchanges may only be made between Funds having identical shareholder registrations. For any other exchanges you must obtain a New Technology Medallion Signature Guarantee.

Unless otherwise specified in writing, the existing registration and reinvestment options relating to a Fund being exchanged will be used for any new Fund accounts required to be opened in the exchange.

Exchanges will not be available for Shares purchased by check until the check has cleared.

Other Redemption Information

Redemptions of all classes of Shares are made at NAV, less (for Class B Shares only) any applicable contingent deferred sales charge (CDSC). If you make exchanges of your Class B Shares among the Funds, the holding period for purposes of determining the applicable CDSC will be determined based on the purchase date of your original Shares.

If a shareholder wishes to wire redemption proceeds to a bank other than the one previously designated, redemption may be delayed by as much as seven days. To change the name of the bank account to which redemption proceeds will be wired, a shareholder should send a written request (and, if necessary, with a New Technology Medallion Signature Guarantee) to the Trust, P.O. Box 6110, Indianapolis, IN 46206-6110.

Proceeds from the redemption of Shares purchased by check will not be available until the check has cleared.

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Shareholders of the Money Market Funds who write checks to redeem Class A Shares may be subject to certain checking account fees. Checks written on these accounts may be negotiated through the shareholder’s local bank and should not be sent to the issuing bank in order to redeem Class A Shares. Cancelled checks are sent to the shareholder each month.

Redemption in kind. Although the Funds intend to pay Share redemptions in cash, they reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, the Funds are obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund determines that payment should be in kind. In such a case, the Funds will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as a Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund’s Trustees deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

DETERMINATION OF NET ASSET VALUE

NAV is calculated at 10:30 a.m. Eastern time for the Ohio Municipal Money Market Fund and the Tax-Free Money Market Fund and at 1:00 p.m. Eastern time for the Money Market Fund and the U.S. Treasury Money Market Fund. In addition, these Money Market Funds and all the other Funds calculate their NAV as of the close of the NYSE every Monday through Friday that the NYSE is open.

In addition, the Money Market Funds reserve the right to allow the purchase, redemption, and exchange of Shares on any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of an emergency, the Money Market Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day, to the time of such closing.

For valuing securities in calculating NAV, the Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. The process of selecting securities is consistent with the credit quality and diversification requirements of Rule 2a-7. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. The value of securities in a Fund can be expected to vary inversely with changes in prevailing interest rates. Pursuant to Rule 2a-7, each of the Money Market Funds will maintain a dollar-weighted average portfolio maturity appropriate to maintaining a stable NAV per Share, provided that no Fund will purchase any security with a remaining maturity of more than 397 days (except as described below) nor maintain a dollar-weighted average maturity of greater than 90 days. Repurchase agreements involving the purchase of securities with remaining maturities of greater than 397 days will be treated as having a maturity equal to the period remaining until the date on which the repurchase is scheduled to occur or, where no date is specified and the agreement is subject to a demand feature, the notice period applicable to the demand to repurchase those securities. A variable rate instrument, the principal amount of which is scheduled to be repaid in more than 397 days but which is subject to a demand feature, shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount may be recovered through exercise of the demand feature. A floating rate instrument, the principal amount of which is scheduled to be repaid in more than 397 days but which is subject to a demand feature, shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

The Trustees have undertaken to establish procedures reasonably designed, taking into account current market conditions and each of the Money Market Funds’ investment objective, to stabilize the NAV per Share of each Money

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Market Fund for purposes of sales and redemptions at $1.00. These procedures include a review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the NAV per Share of each Fund, calculated by using available market quotations, deviates from $1.00 per Share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Trustees promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from a Fund’s $1.00 amortized cost price per Share may result in material dilution or other unfair results to investors, the Trustees will take such steps as they deem appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the Fund’s average portfolio maturity, withholding or reducing dividends, reducing the number of a Fund’s outstanding Shares without monetary consideration, or utilizing a NAV per Share based on available market quotations. In addition, if the Advisor becomes aware that any Second Tier Security or Unrated Security held by a Fund has received a rating from any NRSRO below the NRSRO’s two highest rating categories, the procedures adopted by the Trustees in accordance with Rule 2a-7 require the Advisor to dispose of such security unless (i) the sale would cause the deviation between the Fund’s amortized cost and market-determined values per Share to exceed 0.40 of 1% (in which case the Trustees will meet to determine what action to take) or (ii) the Trustees reassess the credit quality of the security and determine that it is in the best interests of shareholders to retain the investment. In the event a Fund holds a defaulted security, a security that has ceased to be an Eligible Security, or a security that has been determined to no longer present minimal credit risks, Rule 2a-7 requires the Fund to dispose of the security unless the Trustees determine that such action is not in the best interest of shareholders. The Rule requires each Fund to limit its investments to securities determined to present minimal credit risks based on factors in addition to ratings assigned a security by an NRSRO and which are at the time of acquisition Eligible Securities.

Rule 2a-7, as amended, defines the terms NRSRO, Requisite NRSROs, Eligible Securities, Rated Securities, Unrated Securities, Demand Features, Guarantees, Unconditional Demand Features, First Tier Securities and Second Tier Securities in establishing risk limiting conditions for money market mutual funds.

Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Foreign securities are subject to modification based on significant events. U.S. Government obligations held by the Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. Except as noted above, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the NYSE (generally 4:00 p.m., Eastern Time) on the day the value of the foreign security is determined. Option contracts are generally valued at the mean of the bid and asked price as reported on the highest-volume exchange (in terms of the number of option contracts traded for that issue) on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV. In certain limited circumstances such as when a security’s closing price versus the prior day’s closing price exceeds a defined variance tolerance, or when a security’s closing price is unchanged as compared to the prior day’s closing price, a financial intermediary’s good faith determination of the fair value of a security or option may be used instead of its current market value, even if the security’s market price is readily available. In cases where market prices for portfolio securities are not readily available, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund.

A summary of those definitions follows:

“NRSRO” is any nationally recognized statistical rating organization as that term is used in the Securities Exchange Act of 1934, that is not an affiliated person of the issuer, guarantor or provider of credit support for the instrument. While the Appendix to the SAI identifies each NRSRO, examples include S&P, Moody’s and Fitch Ratings (Fitch).

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“REQUISITE NRSROs” means (i) any two NRSROs that have issued a rating with respect to a security or class of debt obligations of an issuer, or (ii) if only one NRSRO has issued a rating with respect to such security or class of debt obligations of an issuer at the time the fund acquired the security, that NRSRO.

“ELIGIBLE SECURITIES” are defined as (i) Rated Securities with a remaining maturity of 397 or less days and which have received rating in one of the two highest rating categories; (ii) Unrated Securities that are of comparable equality, provided that an Unrated Security is not an Eligible Security if the security has received a long-term rating from any NRSRO that is not within the NRSRO’s three highest long-term rating categories, unless the security has received a long-term rating from an NRSRO in one of the three highest rating categories, and provided that certain asset backed securities shall not be Eligible Securities unless they have received a rating from an NRSRO; and (iii)a security that is subject to a Demand Feature or Guarantee whether the Guarantee has received a rating from an NRSRO or the Guarantee is issued by a guarantor that has received a rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security to the Guarantee, or another institution, has undertaken promptly to notify the holder of the security in the event the Demand Feature or Guarantee is substituted with another Demand Feature or Guarantee.

“RATED SECURITIES” include (i) securities that have received a short-term rating from an NRSRO, or have been issued by an issuer that has received a short-term rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security, or (ii) securities that are subject to a Guarantee that has received a short-term rating from an NRSRO, or a Guarantee issued by a guarantor that has received a short-term rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and a security with the Guarantee. In either case, a security is not a Rated Security if it is subject to an external credit support agreement that was no in effect when the security was assigned its rating, unless the security has received a short-term rating reflecting the existence of the credit support or the credit support itself has received a short-term rating.

“UNRATED SECURITIES” are any securities that are not Rated Securities.

“DEMAND FEATURE” is (i) a feature permitting the holder of a security to sell the security at an exercise price equal to the approximate amortized cost of the security plus accrued interest, if any, at the time of exercise, provided that such feature must be exercisable either at any time on no more than 30 calendar days’ notice or at specified intervals not exceeding 397 calendar days and upon no more than 30 calendar days’ notice; or (ii) a feature permitting the holder of certain asset backed securities unconditionally to receive principal and interest within 397 calendar days of making demand.

“GUARANTEE” is an unconditional obligation of a person other than the issuer of the security to undertake to pay, upon presentment by the holder of the Guarantee (if required), the principal amount of the underlying security plus accrued interest when due or upon default, or, in the case of an Unconditional Demand Feature, an obligation that entitles the holder to receive upon exercise the approximate amortized cost of the underlying security or securities, plus accrued interest, if any. A Guarantee includes a letter of credit, financial guaranty (bond) insurance, and an Unconditional Demand Feature (other than an Unconditional Demand Feature provided by the issuer of the security).

“UNCONDITIONAL DEMAND FEATURE” means a Demand Feature that by its terms would be readily exercisable in the event of a default in payment of principal or interest on the underlying security or securities.

“FIRST TIER SECURITY” means any (i) Rated Security which has received the highest short-term rating by the Requisite NRSROs for debt obligations, (ii) any Unrated Security that is of comparable quality, (iii) any security issued by a registered investment company that is a money market fund, or (iv) certain government securities.

“SECOND TIER SECURITY” means any Eligible Security that is not a First Tier Security.

TAXES

Federal Income Taxation

Each Fund has elected to be treated, and intends to qualify each year, as a regulated investment company (a “RIC”) under Subchapter M of the Code. Qualification as a RIC requires, among other things, that the Fund:

(i)	derive in each taxable year at least 90% of its gross income from: (a) dividends, interest, payments with respect to certain securities loans, and gains from the sales or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies; and (b) net income derived from interests in certain publicly traded partnerships that are treated as partnerships for U.S. federal income tax purposes and that derive less than 90% of their gross income from the items described in (a) above (each a “Qualified Publicly Traded Partnership”); and

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(ii)	diversify its holdings so that, at the end of each quarter of each taxable year: (a) at least 50% of the value of the Fund’s total assets is represented by (I) cash and cash items, U.S. government securities, the securities of other regulated investment companies and (II) other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of (I) any one issuer, (II) any two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or (III) any one or more Qualified Publicly Traded Partnerships.

As a RIC, a Fund will not be subject to federal income tax on its “net investment income” (i.e., its investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid) and “net capital gain” (the excess of the Fund’s net long-term capital gain over net short-term capital loss), if any, that it distributes in each taxable year to its shareholders, provided that it distributes at least 90% of the sum of its investment company taxable income for such taxable year and its net tax-exempt interest income for such taxable year. However, a Fund will be subject to federal corporate income tax (currently at a maximum rate of 35%) on any undistributed income other than tax-exempt income from Municipal Obligations and to alternative minimum tax (currently at a maximum rate of 20% for corporations such as the Fund) on alternative minimum taxable income.

If a Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its income at corporate rates, and all distributions from earnings and profits, including any distribution of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize net unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its net capital gains for the year ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the under-distributed amounts.

A dividend paid to shareholders by a Fund in January is generally deemed to have been paid by a Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

Fund distributions. Distributions from a Fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the Fund’s investment income and net short-term gains. Distributions of net capital gains (that is, the excess of net gains from capital assets held more than one year over net losses from capital assets held by a Fund for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held the Shares in a Fund. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price the shareholder paid). Distributions from capital gains are generally made after applying any available capital loss carryovers. Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares through the Dividend Reinvestment Plan. Any gain resulting from the sale of exchange of Fund Shares generally will be taxable as capital gains. Long-term capital gain rates have been temporarily reduced – in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets – through December 31, 2010. For taxable years beginning on or before December 31, 2010, distributions of investment income properly designated by a

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Fund as derived from “qualified dividend income” are taxed at the rates applicable to long-term capital gains. In order for some portion of the dividends received by a Fund shareholder to be “qualified dividend income,” the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s Shares. Generally, dividends paid by REITs do not qualify for the lower tax rates that apply to certain other “qualified investment income.” A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 120-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 180-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the Unites States) or (b) treated as a foreign personal holding company, foreign investment company, or passive foreign investment company.

In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to a Fund’s Shares. Only qualified dividend income received by a Fund after December 31, 2002 is eligible for pass-through treatment. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund’s dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

Dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by a Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be “debt-financed” (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that a Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 90-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 180-day period beginning 90 days before such date in the case of certain preferred stock) or (3) to the extent that a Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Fund or (2) by application of the Code.

Due to certain of a Fund’s hedging and other investment activities, the net investment income calculated for accounting purposes and distributed to shareholders may in certain circumstances exceed or be less than a Fund’s net tax exempt and taxable income. If a Fund distributes amounts in excess of the Fund’s “earnings and profits” (which provide a measure of a Fund’s dividend paying capacity for tax purposes), such excess distributions to shareholders will be treated as a return of capital to the extent of a shareholder’s basis in his or her Shares, and thereafter as gain from the sale or exchange of a capital asset. A return of capital is not taxable to a shareholder but has the effect of reducing the shareholder’s basis in the relevant Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by a shareholder of his or her Shares. However, because a Fund’s expenses attributable to earning tax exempt income do not reduce the Fund’s current earnings and profits, a portion of any distribution in excess of a Fund’s net tax exempt and taxable income may be considered paid out of the Fund’s earnings and profits and may therefore be treated as a taxable dividend (even though that portion economically represents a return of the Fund’s capital). Dividends and distributions on a Fund’s Shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund’s NAV reflects gains that are either unrealized, or realized but not distributed.

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Exempt-interest dividends. A Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund’s taxable year, at least 50% of the total value of the Fund’s assets consists of obligations the interest on which is exempt from federal income tax. Distributions that the Fund properly designates as exempt-interest dividends are treated as interest excludable from shareholders’ gross income for federal income tax purposes but may be taxable for federal AMT purposes and for state and local purposes (see below). If a Fund intends to pay only exempt-interest dividends, the Fund may be limited in its ability to engage in such taxable transactions as forward commitments, repurchase agreements, financial futures, and options contracts on financial futures, tax-exempt bond indices, and other assets. Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry Shares of a Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund’s total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of Shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of Shares. In general, exempt-interest dividends, if any, attributable to interest received on certain private activity bonds and certain industrial development bonds will not be tax-exempt to any shareholders who are “substantial users” of the facilities financed by such bonds or who are “related persons” of such substantial users (within the meaning of Section 147(a) of the Code). Recipients of certain Social Security and Railroad Retirement benefits may have to take into account exempt-interest dividends from the Fund in determining the taxability of such benefits. Shareholders should consult their own tax advisor regarding the potential effect on them (if any) of any investment in the Fund. A Fund which is qualified to pay exempt-interest dividends will inform investors within 60 days of the Fund’s fiscal year end of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of a Fund’s income that was tax-exempt during the period covered by the distribution. The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority, except as otherwise provided herein (see below). You are advised to consult with your tax advisor about state and local tax matters.

Hedging transactions. Certain investment and hedging activities of a Fund, including transactions in options, futures contracts, straddles, forward contracts, foreign currencies, foreign securities, or other similar transactions, will be subject to special tax rules (including sale, mark-to-market, straddle, wash sale and short-sale rules). In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s assets, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing, and character of the Fund’s income and distributions to shareholders. Income earned as a result of these transactions would, in general, not be eligible for the dividends received deduction or for treatment as exempt-interest dividends when distributed to shareholders. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

Certain of a Fund’s hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income (or, in the case of a tax-exempt Fund, the sum of its net tax-exempt and taxable income). If a Fund’s book income exceeds its taxable income (or, in the case of a tax-exempt Fund, its tax-exempt income) the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If a Fund’s book income in less than its taxable income (or, in the case of a tax-exempt Fund, the sum of its net tax-exempt and taxable income), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Foreign currency-denominated securities and related hedging transactions. A Fund’s transactions in foreign currency-denominated debt securities, certain foreign currency options, futures contracts, and forward contracts may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Tax Credit. If more than 50% of a Fund’s assets at year end consists of the stock or securities in foreign corporations, that Fund would qualify for and intends to make the election permitted under Section 853 of the Code so

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that shareholders will be able to claim a credit or deduction on their income tax returns for, and will be required to treat as part of the amount distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Code, as a result of which shareholders may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. In particular, shareholders must hold their Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 31-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

Investment by a Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing Fund."

A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons. A Fund's investments in foreign securities may be subject to withholding taxes at the source on dividends or interest payments.

Sale or redemption of Shares. The sale, exchange or redemption of a Fund's Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than 12 months. Otherwise the gain or loss on the sale, exchange or redemption of a Fund's Shares will be treated as short-term capital gain or loss. However, if a shareholder sells Shares at a loss within six months of purchase, any loss will be disallowed for Federal income tax purposes to the extent of any exempt-interest dividends received on such Shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of Shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to the Shares. All or a portion of any loss realized upon a taxable disposition of a Fund's Shares will be disallowed if other Shares of the same Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased Shares will be adjusted to reflect the disallowed loss.

Backup Withholding. In general, a Fund is required to withhold and remit to the U.S. Treasury a percentage of the proceeds of Share sales, exchanges, or redemptions made by and taxable dividends and other distributions paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is a United States person and is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate is 28% for amounts paid through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

The Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. In some circumstances, the new rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisors with respect to the potential application of these new regulations.

Securities issued or purchased at a discount. The Funds’ investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require a Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

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Shares purchased through tax-qualified plans. Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of and investment on their particular tax situation.

Unrelated Business Taxable Income. Under current law, a Fund generally serves to block unrelated business taxable income (“UBTI”) from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if either: (1) a Fund invests in real estate investment trusts (“REITs”) that hold residual interests in real estate mortgage investment conduits (“REMICs”); or (2) shares in a Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). If a charitable remainder trust (as defined in Code Section 664) realizes any UBTI for a taxable year, it will lose its tax-exempt status for the year.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting purchases of Shares of a Fund. No attempt is made to present a detailed explanation of the federal income tax treatment of each Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, investors are urged to consult their tax advisors with specific reference to their own tax situation.

State Taxation

Ohio. Under current Ohio law, individuals and estates that are subject to Ohio personal income tax or municipal or school district income taxes in Ohio will not be subject to such taxes on distributions with respect to Shares of the Ohio Municipal Money Market Fund or the Ohio Tax-Free Fund (Distributions) to the extent that such Distributions are properly attributable to interest on obligations of the State of Ohio, political or governmental subdivisions thereof as defined in Section 5709.76(D)(10) of the Ohio Revised Code, nonprofit corporations authorized to issue public securities for or on behalf of Ohio or a subdivision or agencies or instrumentalities of Ohio or its political subdivisions (Ohio Obligations). Corporations that are subject to the Ohio corporation franchise tax will not have to include Distributions in their tax base for purposes of calculating the Ohio corporation franchise on the net income basis to the extent that such Distributions either constitute exempt-interest dividends for federal income tax purposes or are properly attributable to interest on Ohio Obligations. However, Shares of the Ohio Municipal Money Market Fund and the Ohio Tax Free Fund will be included in a corporation's tax base for purposes of calculating the Ohio corporation franchise tax on the net worth basis.

Distributions that consist of interest on obligations of the United States or its territories or possessions or of any authority, commission, or instrumentality of the United States ("Territorial Obligations") the interest on which is exempt from state income taxes under the laws of the United States are exempt from the Ohio personal income tax, and municipal and school district income taxes in Ohio. In addition, net interest on Territorial Obligations is excluded from the net income base of the Ohio corporation franchise tax to the extent such interest is excluded from gross income for federal income tax purposes.

Distributions properly attributable to profit on the sale, exchange or other disposition of Ohio Obligations will not be subject to the Ohio personal income tax, or municipal or school district income taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Distributions attributable to other sources generally will not be exempt from the Ohio personal income tax, municipal or school district income taxes in Ohio or the net income base of the Ohio corporation franchise tax.

The Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund are not subject to the Ohio personal income tax or school district or municipal income taxes in Ohio. The Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund are not subject to the Ohio corporation franchise tax or the Ohio dealers in intangibles tax, provided that, if there is a sufficient nexus between the State of Ohio and such entity that would enable the State to tax such entity, the Fund timely files the annual report required by Section 5733.09 of the Ohio Revised Code. The Ohio Tax Commissioner has waived this annual filing requirement for each tax year since 1990, the first tax year to which such requirement applied.

This discussion of Ohio taxes assumes that the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund will each continue to qualify as a regulated investment company under the Code and that at all times at least 50% of the value of the total assets of each of the Funds consists of Ohio Obligations or similar obligations of other states or their subdivisions.

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Shareholders of the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund should consult their tax advisors about other state and local tax consequences of their investments in the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund.

DIVIDENDS AND DISTRIBUTIONS

Money Market Funds

The net investment income of each class of Shares of each Money Market Fund is determined as of 4:00 p.m. (Eastern Time) each Business Day. All of the net investment income so determined normally will be declared as a dividend daily to shareholders of record of each class as of the close of business and prior to the determination of NAV. However, if you purchase Shares by check, ACH or SIP, you will begin earning dividends on the next business day after your order has been received by the Trust. Unless the Business Day before a weekend or holiday is the last day of an accounting period, the dividend declared on that day will include an amount in respect of the Fund’s income for the subsequent non-business day or days. No daily dividend will include any amount of net income in respect of a subsequent semiannual accounting period. Dividends declared during any month will be invested as of the close of business on the last calendar day of that month (or the next Business Day after the last calendar day of the month if the last calendar day of the month is a non-business day) in additional Shares of the same class of the Fund at the NAV per Share, normally $1.00, determined as of the close of business on that day, unless payment of the dividend in cash has been requested.

Net income of a class of Shares of a Money Market Fund consists of all interest income accrued on portfolio assets less all expenses of the Fund and the class and amortized market premium. Amortized market discount is included in interest income. None of the Money Market Funds anticipates that it will normally realize any long-term capital gains with respect to its portfolio securities.

Normally each class of Shares of the Money Market Funds will have a positive net income at the time of each determination thereof. Net income may be negative if an unexpected liability must be accrued or a loss realized. If the net income of a class or classes of Shares of a Money Market Fund determined at any time is a negative amount, the NAV per Share of such class or classes will be reduced below $1.00 unless one or more of the following steps, for which the Trustees have authority, are taken: (1) reduce the number of Shares in each shareholder’s account of the applicable class or classes, (2) offset each shareholder’s pro rata portion of negative net income against the shareholder’s accrued dividend account or against future dividends with regard to the applicable class or classes, or (3) combine these methods in order to seek to obtain the NAV per Share of the applicable class or classes at $1.00. The Trustees may endeavor to restore a Fund’s NAV per Share to $1.00 by not declaring dividends from net income on subsequent days until restoration, with the result that the NAV per Share will increase to the extent of positive net income which is not declared as a dividend.

Should a Money Market Fund incur or anticipate, with respect to its portfolio, any unusual or unexpected significant expense or loss which would affect disproportionately the Fund’s income for a particular period, the Trustees would at that time consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances in order to ameliorate, to the extent possible, the disproportionate effect of such expense or loss on then existing shareholders. Such expenses or losses may nevertheless result in a shareholder’s receiving no dividends for the period during which the Shares are held and receiving upon redemption a price per Share lower than that which was paid.

Other Funds

Each of the Funds, other than the Money Market Funds, will declare and distribute dividends from net investment income of each class of Shares, if any, and will distribute its net realized capital gains, with respective to each class of Shares, if any, at least annually.

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PERFORMANCE INFORMATION

From time to time the Trust may advertise the performance of one or more of the Funds. All data is based on past performance and is not intended to indicate future results. Performance of Trust Shares, as compared to Class A Shares or Class B Shares, will normally be higher because Class A Shares and Class B Shares are subject to distribution (12b-1) fees.

Money Market Funds

Generally, the Money Market Funds will advertise 7-day yields and 7-day effective yields. In addition, the Ohio Municipal Money Market Fund and the Tax-Free Money Market Fund may also advertise tax-equivalent yields.

The yield for each class of Shares of a Money Market Fund is computed by determining the percentage net change, excluding capital changes and any income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Share at the beginning of the period, subtracting a charge reflecting any deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7 (or approximately 52 weeks).

The effective yield for each class of Shares of a Fund represents a compounding of the base period return by adding 1, raising the sum to a power equal to 365/7, and subtracting 1 from the result, according to the following formula:

Effective Yield = [(Base Period Return +1) 365/7 ] -1

Tax-equivalent yield is computed by dividing the portion of a Fund’s yield that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the Fund’s yield that is not tax-exempt.

Based on the 7-day period ended December 31, 2009 (the “base period”), the yield and effective yield of the Trust Shares of each of the Money Market Funds were as follows:

Fund - Trust Shares	Yield	Effective Yield
Tax-Free Money Market Fund	0.01%	0.01%
Money Market Fund	0.01%	0.01%
Ohio Municipal Money Market Fund	0.01%	0.01%
U.S. Treasury Money Market Fund	0.01%	0.01%

Based on the 7-day period ended December 31, 2009 (the “base period”), the yield and effective yield of the Class A, B and Interfund Shares of the Money Market Funds listed below were as follows:

Fund-Class A Shares	Yield	Effective Yield
Tax-Free Money Market Fund	0.01%	0.01%
Money Market Fund	0.01%	0.01%
Ohio Municipal Money Market Fund	0.01%	0.01%
U.S. Treasury Money Market Fund	0.01%	0.01%

Money Market Class B Shares	Yield	Effective Yield
Money Market Class B Shares	0.01%	0.01%

Money Market Interfund Shares	Yield	Effective Yield
Money Market Interfund Shares	0.01%	0.01%

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The tax-equivalent yield for Trust Shares of the Tax-Free Money Market Fund for the 7-day period ended December 31, 2009, was 0.01% (assuming a 35.00% federal income tax bracket).

The tax-equivalent yield for Class A Shares of the Tax-Free Money Market Fund for the 7-day period ended December 31, 2009, was 0.01% (assuming a 35.00 % federal income tax bracket).

The tax-equivalent yield for Trust Shares of the Ohio Municipal Money Market Fund for the 7-day period ended December 31, 2009, was 0.01% (assuming a 35.00% federal income tax bracket and a 7.5% Ohio income tax bracket).

The tax-equivalent yield for Class A Shares of the Ohio Municipal Money Market Fund for the 7-day period ended December 31, 2009, was 0.01% (assuming a 35.00% federal income tax bracket and a 7.5% Ohio income tax bracket).

Other Funds

Generally, the Equity, Income and Asset Allocation Funds will advertise average annual total returns. In addition, the Ohio Tax-Free Fund may advertise thirty-day tax-equivalent yields.

                                         ERV 1

Average Annual Return = ( ) n - 1

                                       P

In accordance with SEC guidelines, the average annual total return for each class of Shares is calculated according to the following formula: where p = a hypothetical initial of $1,000; n = number of years; and ERV = ending redeemable value of the hypothetical $1,000 investment after the investment period.

In accordance with SEC guidelines, the yield for each class of Shares of an Equity or Income Fund is computed by dividing the net investment income per Share earned during the period by the maximum offering price per Share on the last day of the period, according to the following formula:

    a - b

Yield = 2[ (     +1 ) (6) +1]

  cd

Where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

In accordance with SEC guidelines, the tax-equivalent yield for each class of the Equity and Income Funds is computed by dividing the portion of the yield that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the yield that is not tax-exempt.

The tax-equivalent yield for the Class A Shares of the Ohio Tax-Free Fund for the thirty-day period ended December 31, 2009, was 4.99% (assuming a 35.00% federal income tax bracket and a 7.5% Ohio income tax bracket).

The tax-equivalent yield for the Trust Shares of the Ohio Tax-Free Fund for the thirty-day period ended December 31, 2009, was 5.43% (assuming a 35.00% federal income tax bracket and a 7.5% Ohio income tax bracket).

TAX-EQUIVALENCY TABLES

OHIO TAX-FREE FUND and OHIO MUNICIPAL MONEY MARKET FUND

The Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund, with respect to each class of Shares offered, may use a tax equivalency table in advertising and sales literature. The interest earned on tax-exempt securities in either Fund's portfolio generally remains free from federal regular income tax and is free from Ohio personal income taxes. The tables below provide tax-equivalent yields for selected tax-exempt yields. Some portion of either Fund's income may result in liability under the federal AMT and may be subject to state and local taxes.

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STATE OF OHIO

TAX EQUIVALENCY TABLE

Taxable Yield Equivalent for 2009 State of Ohio

Federal Tax Bracket:	10.00%	15.00%	25.00%	28.00%	33.00%	35.00%

Combined Federal & State Tax Bracket:	12.935%	19.109%	29.695%	33.451%	38.925%	40.925%
$8,026	-	$32,551	-	$78,851	-	$164,551	-	Over
Single Return:	$0-8,025	32,550	78,850	164,550	357,700	$357,700
Tax-Exempt Yield	Taxable Yield Equivalent
0.50%	0.57%	0.62%	0.71%	0.75%	0.82%	0.85%
1.00%	1.15%	1.24%	1.42%	1.50%	1.64%	1.69%
1.50%	1.72%	1.85%	2.13%	2.25%	2.46%	2.54%
2.00%	2.30%	2.47%	2.84%	3.01%	3.27%	3.39%
2.50%	2.87%	3.09%	3.56%	3.76%	4.09%	4.23%
3.00%	3.45%	3.71%	4.27%	4.51%	4.91%	5.08%
3.50%	4.02%	4.33%	4.98%	5.26%	5.73%	5.92%
4.00%	4.59%	4.94%	5.69%	6.01%	6.55%	6.77%
4.50%	5.18%	5.56%	6.40%	6.76%	7.37%	7.62%
5.00%	5.74%	6.18%	7.11%	7.51%	8.19%	8.46%
5.50%	6.32%	6.80%	7.82%	8.26%	9.01%	9.31%
6.00%	6.89%	7.42%	8.53%	9.02%	9.82%	10.16%
6.50%	7.47%	8.04%	9.25%	9.77%	10.64%	11.00%
7.00%	8.04%	8.65%	9.96%	10.52%	11.46%	11.85%
7.50%	8.61%	9.27%	10.67%	11.27%	12.28%	12.70%
8.00%	9.19%	9.89%	11.38%	12.02%	13.10%	13.54%
8.50%	9.76%	10.51%	12.09%	12.77%	13.92%	14.39%
9.00%	10.34%	11.13%	12.80%	13.52%	14.74%	15.23%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

Federal Tax Bracket:	10.00%	15.00%	25.00%	28.00%	33.00%	35.00%

Combined Federal & State Tax Bracket:	13.521%	19.695%	30.451%	33.925%	38.925%	40.925%
$16,051	-	$65,101	-	131,451	-	200,301	-	Over
Joint Return:	$0-16,050	65,100	131,450	$200,300	$357,700	$357,700
Tax-Exempt Yield	Taxable Yield Equivalent
0.50%	0.58%	0.62%	0.72%	0.76%	0.82%	0.85%
1.00%	1.16%	1.25%	1.44%	1.51%	1.64%	1.69%
1.50%	1.73%	1.87%	2.16%	2.27%	2.46%	2.54%
2.00%	2.31%	2.49%	2.88%	3.03%	3.27%	3.39%
2.50%	2.89%	3.11%	3.59%	3.78%	4.09%	4.23%
3.00%	3.47%	3.74%	4.31%	4.54%	4.91%	5.08%
3.50%	4.05%	4.36%	5.03%	5.30%	5.73%	5.92%
4.00%	4.63%	4.98%	5.75%	6.05%	6.55%	6.77%
4.50%	5.20%	5.60%	6.47%	6.81%	7.37%	7.62%
5.00%	5.78%	6.23%	7.19%	7.57%	8.19%	8.46%
5.50%	6.36%	6.85%	7.91%	8.32%	9.01%	9.31%
6.00%	6.94%	7.47%	8.63%	9.08%	9.82%	10.16%
6.50%	7.52%	8.09%	9.35%	9.84%	10.64%	11.00%
7.00%	8.09%	8.72%	10.06%	10.59%	11.46%	11.85%
7.50%	8.67%	9.34%	10.78%	11.35%	12.28%	12.70%
8.00%	9.25%	9.99%	11.50%	12.11%	13.10%	13.54%
8.50%	9.83%	10.58%	12.22%	12.86%	13.92%	14.39%
9.00%	10.41%	11.21%	12.94%	13.62%	14.74%	15.23%

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Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

The charts above are for illustrative purposes only. They are not indicators of past or future performance.

*The income brackets applicable to the state of Ohio do not correspond to the Federal taxable income brackets. In addition, Ohio taxable income will likely be different than Federal taxable income because it is computed by reference to Federal adjusted gross income (AGI) with specifically-defined Ohio modifications and exemptions, and does not consider many of the deductions allowed from Federal AGI in computing Federal taxable income. No other state tax credits, exemptions, or local taxes have been taken into account in arriving at the combined marginal tax rate. The income amount shown is income subject to federal income tax reduced by adjustments to income, exemptions, and itemized deductions (including the deduction for state and local income taxes). If the standard deduction is taken for Federal income tax purposes, the taxable equivalent yield required to equal a specified tax-exempt yield is at least as great as that shown in the table. It is assumed that the investor is not subject to the AMT. Where applicable, investors should consider the benefit of certain itemized deductions and the benefit of personal exemptions are limited in the case of higher income individuals.

FINANCIAL STATEMENTS

The audited financial statements of the Funds for the fiscal year ended December 31, 2009, and the report of Ernst & Young LLP, independent registered public accounting firm, are incorporated herein by reference to the Trust’s Annual Report to Shareholders for the fiscal year ended December 31, 2009, which has been previously sent to shareholders of each Fund pursuant to Section 30(d) of the 1940 Act and previously filed with the SEC. A copy of the Annual Report to Shareholders may be obtained without charge by contacting the Trust.

INVESTMENT RATINGS

The NRSROs that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody’s, S&P, Fitch, and A.M. Best. Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO's ratings is as of the date of this SAI, and may subsequently change.

A.M. BEST LONG-TERM DEBT RATINGS

An A.M. Best Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer’s ability to meet its financial obligations to security holders when due. These ratings are assigned to debt and preferred stock issues.

aaa—Exceptional. Assigned to issues where the issuer has, in A.M. Best’s opinion, an exceptional ability to meet the terms of the obligation.

aa—Very Strong. Assigned to issues where the issuer has, in A.M. Best’s opinion, a very strong ability to meet the terms of the obligation.

a—Strong. Assigned to issues where the issuer has, in A.M. Best’s opinion, a strong ability to meet the terms of the obligation.

bbb—Adequate. Assigned to issues where the issuer has, in A.M. Best’s opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

Ratings from “aa” to “ccc” may be enhanced with a “+” (plus) or “-“ (minus) to indicate whether credit quality is near the top or bottom of a category. A company’s Long-Term Credit Rating also may be assigned an Under Review modifier (“u”) that generally is event-driven (positive, negative or developing) and indicates that the company’s A.M. Best Rating opinion is under review and may be subject to near-term change. Ratings prefixed with an (“i”) denote indicative ratings. Ratings may also be assigned a Public Data modifier (“pd”) which indicates that a company does not subscribe to A.M. Best’s interactive rating process.

MOODY’S LONG-TERM DEBT RATINGS

Aaa— Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or

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by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa— Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A— Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR—Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody’s with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)—The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody’s.

NR(2)—The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody’s.

NR(3)—The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody’s.

S&P LONG-TERM DEBT RATING DEFINITIONS

AAA—Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA—Very high credit quality. ‘AA’ ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A—High credit quality. ‘A’ ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB—Good credit quality. ‘BBB’ ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB—Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B—Highly speculative. ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C—High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A ‘CC’ rating indicates that default of some kind appears probable. ‘C’ ratings signal imminent default.

FITCH LONG-TERM DEBT RATING DEFINITIONS

AAA—Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA—Very high credit quality. ‘AA’ ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A—High credit quality. ‘A’ ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

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BBB—Good credit quality. ‘BBB’ ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB—Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B—Highly speculative. ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C—High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A ‘CC’ rating indicates that default of some kind appears probable. ‘C’ ratings signal imminent default.

MOODY’S COMMERCIAL PAPER RATINGS

Prime-1—Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2—Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P SHORT-TERM MUNICIPAL OBLIGATION RATINGS

An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1— Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+) designation.

SP-2—Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

FITCH SHORT-TERM DEBT RATING DEFINITIONS

F-1—Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the “best” credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a “+” is added to the assigned rating.

F-2— Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3—Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

MOODY’S SHORT-TERM MUNICIPAL OBLIGATION RATINGS

Moody’s short-term ratings are designated Moody’s Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1—This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2—This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

A.M. BEST LONG-TERM DEBT RATINGS

An A.M. Best Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer’s ability to meet its financial obligations to security holders when due. These ratings are assigned to debt and preferred stock issues.

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aaa—Exceptional. Assigned to issues where the issuer has, in A.M. Best’s opinion, an exceptional ability to meet the terms of the obligation.

aa—Very Strong. Assigned to issues where the issuer has, in A.M. Best’s opinion, a very strong ability to meet the terms of the obligation.

a—Strong. Assigned to issues where the issuer has, in A.M. Best’s opinion, a strong ability to meet the terms of the obligation.

bbb—Adequate. Assigned to issues where the issuer has, in A.M. Best’s opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

bb—Speculative. Assigned to issues where the issuer has, in A.M. Best’s opinion, speculative credit characteristics, generally due to a moderate margin of principal and interest payment protection and vulnerability to economic changes.

b—Very Speculative. Assigned to issues where the issuer has, in A.M. Best’s opinion, very speculative credit characteristics, generally due to a modest margin of principal and interest payment protection and extreme vulnerability to economic changes.

ccc, cc, c—Extremely Speculative. Assigned to issues where the issuer has, in A.M. Best’s opinion, extremely speculative credit characteristics, generally due to a minimal margin of principal and interest payment protection and/or limited ability to withstand adverse changes in economic or other conditions.

d—In Default. In default on payment of principal, interest or other terms and conditions. The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

Ratings from “aa” to “ccc” may be enhanced with a “+” (plus) or “-“ (minus) to indicate whether credit quality is near the top or bottom of a category. A company’s Long-Term Credit Rating also may be assigned an Under Review modifier (“u”) that generally is event-driven (positive, negative or developing) and indicates that the company’s A.M. Best Rating opinion is under review and may be subject to near-term change. Ratings prefixed with an (“i”) denote indicative ratings. Ratings may also be assigned a Public Data modifier (“pd”) which indicates that a company does not subscribe to A.M. Best’s interactive rating process.

A.M. BEST SHORT-TERM DEBT RATINGS

An A.M. Best Short-Term Debt Rating (issue credit rating) is an opinion as to the issuer’s ability to meet its obligations having maturities generally less than one year, such as commercial paper.

AMB-1+ —Strongest. Assigned to issues where the issuer has, in A.M. Best’s opinion, the strongest ability to repay short-term debt obligations.

AMB-1 —Outstanding. Assigned to issues where the issuer has, in A.M. Best’s opinion, an outstanding ability to repay short-term debt obligations.

AMB-2 —Satisfactory. Assigned to issues where the issuer has, in A.M. Best’s opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3 —Adequate. Assigned to issues where the issuer has, in A.M. Best’s opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on short-term debt obligations.

AMB-4 —Speculative. Assigned to issues where the issuer has, in A.M. Best’s opinion, speculative credit characteristics and is vulnerable to economic or other external changes, which could have a marked impact on the company’s ability to meet its commitments on short-term debt obligations.

d—In Default. In default on payment of principal, interest or other terms and conditions. The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

A company’s Short-Term Credit Rating also may be assigned an Under Review modifier (“u”) that generally is event-driven (positive, negative or developing) and indicates that the company’s A.M. Best Rating opinion is under review and may be subject to near-term change. Ratings prefixed with an (“i”) denote indicative ratings.

A.M. BEST RATING OUTLOOK

A.M. Best Credit Ratings (aaa to c) are assigned a Rating Outlook that indicates the potential direction of a company’s rating for an intermediate period, generally defined as the next 12 to 36 months. Public Data Ratings are not assigned an Outlook. Ratings Outlooks are as follows:

Positive—Indicates a company’s financial/market trends are favorable, relative to its current rating level, and if continued, the company has a good possibility of having its rating upgraded.

105

Negative—Indicates a company is experiencing unfavorable financial/market trends, relative to its current rating level, and if continued, the company has a good possibility of having its rating downgraded.

Stable—Indicates a company is experiencing stable financial/market trends and that there is a low likelihood that its rating will change in the near term.

106

APPENDIX

The following is a list of persons other than the Advisor and affiliates of the Advisor that may receive nonpublic portfolio holdings information concerning the Funds:

Custodian

The Huntington National Bank

Sub-custodian

Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm

Ernst & Young LLP

Legal Counsel

Reed Smith LLP Sullivan & Worcester LLP

Service Providers

Abel/Noser Corp.

Bondedge

Bonds Direct

Citi Fund Services Ohio, Inc.

Citigroup Global Markets Inc.

FactSet

Investment Scorecard Inc.

KeyBanc Capital Markets (McDonald Inc.)

Mesirow Financial Inc.

RBC Dain Rauscher Inc.

SunGard

Wilshire Associates, Inc.

SECURITY PRICING SERVICES

Interactive Data Corporation

Bloomberg

Proxy Voting Services

RiskMetrics

Broadridge Financial Solutions, Inc.

RATINGS AGENCIES

Duff & Phelps

Fitch Ratings

Moody’s

S&P

Thomson BankWatch, Inc.

Performance Reporting/Publications

Bloomberg

Lipper

McGraw-Hill

Morningstar

S&P

Vickers

107

ADDRESSES

The Huntington Funds 2960 N. Meridian Street Suite 300 Attn: Huntington Funds Officer Indianapolis, IN 46208

Distributor Unified Financial Securities, Inc. 2960 N. Meridian Street Suite 300 Attn: Huntington Funds Officer Indianapolis, IN 46208

Sub-Custodian for Huntington Global Select Markets Fund, Huntington Situs Fund, Huntington Real Strategies Fund, Huntington Technical Opportunities Fund and

Huntington International Equity Fund

Brown Brothers Harriman & Co.

40 Water Street

Boston, MA 02109

Investment Advisor Huntington Asset Advisors, Inc. 41 South High Street Columbus, OH 43287	Transfer Agent and Dividend Disbursing Agent Unified Fund Services, Inc. P.O. Box 6110 Indianapolis, IN 46206-6110

Custodian, Administrator and Fund Accountant The Huntington National Bank 41 South High Street Columbus, OH 43287	Independent Registered Public Accounting Firm Ernst & Young LLP 1100 Huntington Center 41 South High Street Columbus, OH 43215

Sub-Administrator Unified Fund Services, Inc. P.O. Box 6110 Indianapolis, IN 46206-6110	Sub-Fund Accountant Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219

Cusip 446327108	Cusip 446327546	Cusip 446327140
Cusip 446327686	Cusip 446327595	Cusip 446327157
Cusip 446327207	Cusip 446327587	Cusip 446327116
Cusip 446327496	Cusip 446327579	Cusip 446327124
Cusip 446327306	Cusip 446327488
Cusip 446327405	Cusip 446327470
Cusip 446327504	Cusip 446327462
Cusip 446327603	Cusip 446327843
Cusip 446327702	Cusip 446327439
Cusip 446327801	Cusip 446327835
Cusip 446327884	Cusip 446327827
Cusip 446327678	Cusip 446327421
Cusip 446327876	Cusip 446327819
Cusip 446327868	Cusip 446327710
Cusip 446327850	Cusip 446327520
Cusip 446327777	Cusip 446327538
Cusip 446327694	Cusip 446327132
Cusip 446327660	Cusip 446327769
Cusip 446327652	Cusip 446327736
Cusip 446327637	Cusip 446327454
Cusip 446327629	Cusip 446327728
Cusip 446327611	Cusip 446327413
Cusip 446327561	Cusip 446327744
Cusip 446327553	Cusip 446327322
Cusip 446327330	Cusip 446327314
Cusip 446327645	Cusip 446327272
Cusip 446327264	Cusip 446327280
Cusip 446327298	Cusip 446327199
Cusip 446327181	Cusip 446327173

108

PART C. OTHER INFORMATION

Item 28.	Exhibits

(a)

1	Conformed copy of Agreement and Declaration of Trust of the Registrant, dated April 27, 2006;	(9)

2	Conformed copy of Amendment No. 1 to Agreement and Declaration of Trust of the Registrant, dated April 27, 2006;	(9)

(b)

1	Copy of By-Laws of the Registrant, dated April 27, 2006;	(9)

(c)	Conformed copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant, dated April 18, 2006, including Certificate of Amendment dated May 17, 2006;	(9)

(d)

1	Conformed copy of Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the Dividend Capture Fund, International Equity Fund, Mid Corp America Fund, New Economy Fund, Rotating Markets Fund, Macro 100 Fund and Situs Small Cap Fund;	(9)

2	Conformed copy of Amendment to Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the Dividend Capture Fund, International Equity Fund, Mid Corp America Fund, New Economy Fund, Rotating Markets Fund, Macro 100 Fund and Situs Small Cap Fund;	(9)

3	Conformed copy of Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the U.S. Treasury Money Market Fund, Growth Fund, Income Equity Fund, Fixed Income Securities Fund, Short/Intermediate Fixed Income Securities Fund, Money Market Fund, Ohio Municipal Money Market Fund, Ohio Tax-Free Fund, Michigan Tax-Free Fund, Mortgage Securities Fund, Florida Tax-Free Fund and Intermediate Government Income Fund;	(9)

4	Conformed Copy of Amendment to Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the U.S. Treasury Money Market Fund, Growth Fund, Income Equity Fund, Fixed Income Securities Fund, Short/Intermediate Fixed Income Securities Fund, Money Market Fund, Ohio Municipal Money Market Fund, Ohio Tax-Free Fund, Michigan Tax-Free Fund, Mortgage Securities Fund, Florida Tax-Free Fund and Intermediate Government Income Fund;	(9)

5	Conformed copy of Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA Income Equity Fund, VA International Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund;	(9)

1

6	Conformed copy of Amendment to Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA Income Equity Fund, VA International Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund;	(9)

7	Conformed copy of Letter Agreement dated June 23, 2006, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA Income Equity Fund, VA International Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund;	(10)

8	Conformed copy of Letter Agreement dated February 27, 2007, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA Income Equity Fund, VA International Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund;	(13)

9	Conformed copy of Letter Agreement dated February 27, 2007, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA Income Equity Fund, VA International Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund;	(13)

10	Conformed copy of Letter Agreement dated January 24, 2008, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA Income Equity Fund, VA International Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund;	(13)

11	Conformed copy of Subadvisory Agreement dated June 23, 2006, between the Registrant, Huntington Asset Advisors, Inc. and Laffer Investments, Inc. (terminated);	(9)

12	Conformed copy of Amended and Restated Exhibit 1 to Schedule A to the Investment Advisory Agreement between Registrant and Huntington Asset Advisors, Inc.	(11)

13	Conformed copy of Letter Agreement dated October 29, 2008 to the Investment Advisory Agreement dated June 23, 2006 between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Balanced Fund;	(15)

2

14	Conformed copy of Letter Agreement dated January 29, 2009 to the Investment Advisory Agreement dated June 23, 2006 between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Balanced Fund;	(15)

15	Conformed copy of Exhibit A to the Investment Advisory Agreement by and between the Registrant and Huntington Asset Advisors, Inc., amended and restated as of October 21, 2008;	(15)

16	Conformed copy of Schedule A to the Investment Advisory Agreement between the Registrant and Huntington Asset Advisors, Inc.;	(15)

17	Conformed copy of Letter Agreement dated April 27, 2009, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Balanced Fund;	(17)

18	Conformed copy of Letter Agreement dated June 15, 2009, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the Tax-Free Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund and U.S. Treasury Money Market Fund;	(17)

19	Conformed copy of Letter Agreement dated July 29, 2009, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the Growth Allocation Fund, Balanced Allocation Fund and Conservative Allocation Fund;	(17)

20	Conformed copy of Letter Agreement dated December 28, 2009 to Investment Advisory Agreement dated June 23, 2006 between the Registrant and Huntington Asset Advisors, Inc., relating to the Global Select Markets Fund;	(+ )

21	Conformed copy of Schedule A to the Investment Advisory Agreement between the Registrant and Huntington Asset Advisors, Inc., amended and restated as of December 28, 2009;	(+ )

(e)

1	Conformed copy of Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(9)

2	Conformed copy of Amendment to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(9)

3	Conformed copy of Exhibit A to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(9)

4	Conformed copy of Amended and Restated Amendment #1 to Exhibit A to the Distributors Contract between Registrant and Edgewood Services, Inc.;	(11)

5	Conformed copy of Exhibit B to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(9)

6	Conformed copy of Amendment #1 to Exhibit B dated April 30, 2007 to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(11)

3

7	Conformed copy of Exhibit C to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(9)

8	Conformed copy of Amendment #1 to Exhibit C dated April 30, 2007 to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(11)

9	Conformed copy of Exhibit D to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(9)

10	Conformed copy of Amended and Restated Exhibit E dated August 31, 2007 to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(12)

11	Form of Distribution Agreement between the Registrant and Unified Financial Securities, Inc., dated April 1, 2009;	(15)

12	Conformed copy of Distribution Agreement between the Registrant and Unified Financial Securities, Inc., dated April 1, 2009, including Exhibits A and B;	(17)

13	Conformed copy of Amended and Restated Exhibit A to the Distribution Agreement, dated December 28, 2009;	(+ )

(f)	Not applicable

(g)

1	Conformed copy of Custodian Agreement, dated June 23, 2006, between the Registrant and The Huntington National Bank;	(9)

2	Conformed copy of Schedule A to Custodian Agreement, dated June 23, 2006, between the Registrant and The Huntington National Bank;	(9)

3	Conformed copy of Schedule B dated September 11, 2007 as Amended and Restated on August 31, 2007, to Custodian Agreement, dated June 23, 2006, between the Registrant and The Huntington National Bank;	(12)

4	Conformed copy of Amendment to Custodian Agreement, dated June 23, 2006, between the Registrant and The Huntington National Bank;	(9)

5	Conformed copy of Foreign Custody Manager Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(9)

6	Form of Exhibit A, Amended and Restated as of August 31, 2007, to Foreign Custody Manager Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(12)

7	Copy of Schedule I to Foreign Custody Manager Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(9)

8	Conformed copy of Foreign Custody Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(9)

9	Conformed copy of Schedule I to Foreign Custody Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(12)

4

10	Form of Schedule II, Amended and Restated as of August 31, 2007, to Foreign Custody Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(12)

11	Copy of Schedule III to Foreign Custody Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(9)

12	Conformed copy of Appendix I to Foreign Custody Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(9)

13	Conformed copy of Sub-Custody Agreement between the Registrant, The Huntington National Bank and PFPC Trust Company dated June 23, 2006;	(10)

14	Conformed copy of Custodian Agreement dated June 26, 2006 between Registrant and State Street Bank and Trust Company including Schedules A, B and C and the Remote Access Services Addendum;	(11)

15	Conformed copies of Schedules A and B to the Custodian Agreement between the Registrant and Huntington National Bank, dated October 21, 2008;	(15)

16	Conformed copy of Securities Lending Customer Agreement between the Registrant and PFPC Trust Company, dated September 19, 2007;	(15)

17	Form of Global Sub-Custodian Agreement between The Huntington National Bank and Brown Brothers Harriman & Co.;	(15)

18	Conformed copy of Custodian Agreement, dated May 26, 2009, between the Registrant and The Huntington National Bank;	(17)

19	Conformed copy of Appendix B amended & restated as of July 29, 2009, to the Custodian Agreement, dated May 26, 2009, between the Registrant and The Huntington National Bank;	(17)

20	Conformed copy of Appendix B amended & restated as of December 28, 2009, to the Custodian Agreement, dated May 26, 2009, between the Registrant and The Huntington National Bank;	(+ )

(h)

1	Conformed copy of Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Funds Services, Inc.;	(9)

2	Conformed copy of Amended and Restated Exhibit A to the Mutual Fund Services Agreement, Transfer Agency Services, dated April 23, 2008, between the Registrant and Unified Funds Services, Inc.;	(14)

3	Copy of Exhibit B to the Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Funds Services, Inc.;	(9)

4	Copy of Exhibit C to the Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Funds Services, Inc.;	(9)

5	Copy of Exhibit D to the Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Funds Services, Inc.;	(9)

5

6	Conformed copy of Administrative Services Agreement dated June 23, 2006, between the Registrant and Huntington National Bank;	(12)

7	Conformed copy of Investment Company Exhibit, Amended and Restated as of August 31, 2007, to Administrative Services Agreement dated June 23, 2006, between the Registrant and Huntington National Bank;	(12)

8	Conformed copy of Administrative Services Fee Exhibit to Administrative Services Agreement dated June 23, 2006, between the Registrant and Huntington National Bank;	(12)

9	Conformed copy of First Amendment, dated June 29, 2007, to Administrative Services Agreement dated June 23, 2006, between the Registrant and Huntington National Bank;	(12)

10	Conformed copy of Administrative Services Agreement (Shareholder Services) between the Registrant and Huntington National Bank, dated June 23, 2006;	(9)

11	Conformed copy of Exhibit A to Administrative Services Agreement (Shareholder Services) between the Registrant and Huntington National Bank, dated June 23, 2006;	(9)

12	Conformed copy of Agreement for Sub-Administrative Services, dated June 23, 2006, among Registrant, The Huntington National Bank and Federated Services Company;	(9)

13	Conformed copy of Investment Company Exhibit, Amended and Restated as of August 31, 2007, dated September 11, 2007, to Agreement for Sub-Administrative Services, dated June 23, 2006, among Registrant, The Huntington National Bank and Federated Services Company;	(12)

14	Conformed copy of Sub-Administrative Services Fee Exhibit to Agreement for Sub-Administrative Services, dated June 23, 2006, among Registrant, The Huntington National Bank and Federated Services Company;	(9)

15	Conformed copy of First Amendment, dated June 29, 2007, to Sub-Administrative Services Fee Exhibit to Agreement for Sub-Administrative Services, dated June 23, 2006, among Registrant, The Huntington National Bank and Federated Services Company;	(12)

16	Conformed copy of Financial Administration and Accounting Services Agreement between the Registrant and Huntington National Bank dated December 1, 2001;	(9)

17	Conformed copy of Exhibit A, Amended and Restated as of August 31, 2007, dated September 11, 2007, to the Financial Administration and Accounting Services Agreement between the Registrant and Huntington National Bank dated December 1, 2001;	(12)

18	Conformed copy of Fund Accounting Agreement dated May 1, 2002, between the Registrant and BISYS Fund Services Ohio, Inc.;	(10)

19	Conformed copy of Amendment #1 to Fund Accounting Agreement dated May 1, 2002, between the Registrant and BISYS Fund Services Ohio, Inc.;	(10)

6

20	Conformed copy of Amendment #2 to Fund Accounting Agreement dated May 1, 2002, between the Registrant and BISYS Fund Services Ohio, Inc.;	(10)

21	Conformed copy of Amendment #3 to Fund Accounting Agreement dated May 1, 2002, between the Registrant and BISYS Fund Services Ohio, Inc.;	(10)

22	Conformed copy of Fund Participation Agreement among the Registrant, Huntington Asset Advisors, Inc., Edgewood Services, Inc. and Hartford Life Insurance Company, dated June 23, 2006;	(10)

23	Conformed copy of Schedule A dated June 23, 2006 to the Fund Participation Agreement among the Registrant, Huntington Asset Advisors, Inc., Edgewood Services, Inc. and Hartford Life Insurance Company, dated June 23, 2006;	(12)

24	Form of Amended and Restated Amendment #1 to Schedule B dated June 23, 2006 and revised August 31, 2007, to the Fund Participation Agreement among the Registrant, Huntington Asset Advisors, Inc., Edgewood Services, Inc. and Hartford Life Insurance Company, dated June 23, 2006;	(12)

25	Copy of Schedule C to the Fund Participation Agreement among the Registrant, Huntington Asset Advisors, Inc., Edgewood Services, Inc. and Hartford Life Insurance Company, dated June 23, 2006;	(12)

26	Form of Fund Participation Agreement among Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company; the Registrant; Huntington Asset Advisors, Inc.; and Edgewood Services, Inc., dated June 23, 2006, including Exhibits A through E;	(10)

27	Conformed copy of Fund Participation Agreement among the Registrant, Edgewood Services, Inc., Huntington Asset Advisors, Inc., and Transamerica Life Insurance Company, dated June 23, 2006;	(10)

28	Conformed copy of Fund Participation Agreement among the Registrant, Edgewood Services, Inc., Huntington Asset Advisors, Inc. and Sun Life Assurance Company of Canada (U.S.) dated January 1, 2008;	(12)

29	Conformed copy of Registrant’s Shareholder Services Plan dated February 13, 2007;	(11)

30	Conformed copy of Exhibit A dated September 10, 2008 to Registrant’s Shareholder Services Plan;	(14)

31	Conformed copy of Indemnification Agreement between Registrant and Trustee of Trust dated November 9, 2006;	(11)

32	Conformed copy of Indemnification Agreement between Registrant and Trustee of Trust dated November 9, 2006;	(11)

33	Conformed copy of Indemnification Agreement between Registrant and Trustee of Trust dated November 9, 2006;	(11)

34	Conformed copy of Indemnification Agreement between Registrant and Trustee of Trust dated November 9, 2006;	(11)

35	Conformed copy of Indemnification Agreement between Registrant and Trustee of Trust dated November 9, 2006;	(11)

7

36	Conformed copy of Indemnification Agreement between Registrant and Trustee of Trust dated December 1, 2006;	(11)

37	Conformed copy of Indemnification Agreement between Registrant and Trustee of Trust dated November 9, 2006;	(11)

38	Conformed copy of Consultant Agreement between Huntington Asset Advisors, Inc. and Laffer Investments, Inc. dated September 1, 2008;	(14)

39	Conformed copy of Schedule A to the Fund Participation Agreement among the Registrant, Edgewood Services, Inc., Huntington Asset Advisors, Inc. and Sun Life Assurance Company of Canada (U.S.), dated October 21, 2008;	(15)

40	Copy of Appendix A to Indemnification Agreement between Registrant and Trustee William H. Zimmer III, dated October 21, 2008;	(15)

41	Copy of Appendix A to Indemnification Agreement between Registrant and Trustee Thomas Westerfield, dated October 21, 2008;	(15)

42	Copy of Appendix A to Indemnification Agreement between Registrant and Trustee Mark Shary, dated October 21, 2008;	(15)

43	Copy of Appendix A to Indemnification Agreement between Registrant and Trustee Tadd Seitz, dated October 21, 2008;	(15)

44	Copy of Appendix A to Indemnification Agreement between Registrant and Trustee B. Randolph Bateman, dated October 21, 2008;	(15)

45	Copy of Appendix A to Indemnification Agreement between Registrant and Trustee David Schoedinger, dated October 21, 2008;	(15)

46	Conformed copy of Amended and Restated Administrative Services Agreement between the Registrant and Huntington National Bank, dated December 1, 2008;	(15)

47	Form of Mutual Fund Services Agreement, Fund Sub-Administration Services between The Huntington National Bank and Unified Fund Services, Inc., dated April 1, 2009;	(15)

48	Form of Mutual Fund Sales and Services Agreement (Unified Financial Securities, Inc.);	(15)

49	Conformed copy of Amended and Restated Exhibit #2 to Exhibit A to Administrative Services Agreement (Shareholder Services) between the Registrant and Huntington National Bank, dated May 1, 2008;	(15)

50	Conformed copy of Exhibit A to the Mutual Fund Services Agreement for Transfer Agency Services between Unified Fund Services, Inc. and the Registrant (Amended and Restated as of October 21, 2008);	(15)

51	Conformed copy of Amendment No. 2 to Participation Agreement among the Registrant, Edgewood Services, Inc., Huntington Asset Advisors, Inc., and Transamerica Life Insurance Company, dated November 1, 2008;	(15)

8

52	Form of Shareholder Services Agreement of the Registrant (including Amended and Restated Amendment #1 to Exhibit A);	(15)

53	Conformed copy of Second Amended and Restated Exhibit A to The Huntington Funds Shareholder Services Plan, dated September 17, 2008;	(15)

54	Conformed copy of Mutual Fund Services Agreement for Sub-Administration Services between Huntington National Bank and Unified Fund Services, Inc., dated April 1, 2009, including Exhibit A and Exhibit B;	(17)

55	Conformed copy of Amended and Restated Exhibit A (dated April 1, 2009) to Administrative Services Agreement (Shareholder Services) between the Registrant and Huntington National Bank, dated June 23, 2006;	(17)

56	Conformed copy of Amendment dated May 7, 2009, to Amended and Restated Administrative Services Agreement dated June 23, 2006, between the Registrant and Huntington National Bank;	(17)

57	Conformed copy of Fund Participation Agreement between Nationwide Financial Services, Inc. and Unified Financial Securities, Inc. as distributor of the Funds, dated April 21, 2009, including Exhibits A through D;	(17)

58	Form of Fund Participation Agreement among the Registrant, Huntington Asset Advisors, Inc., Unified Financial Securities, Inc. and Hartford Life Insurance Company, dated April 1, 2009, including Schedules A-C;	(17)

59	Conformed copy of Exhibit A, Amended & Restated as of July 29, 2009, to Mutual Fund Services Agreement, Transfer Agency Services dated June 23, 2006, between the Registrant and Unified Funds Services, Inc.;	(17)

60	Conformed copy of Indemnification Agreement between Registrant and Trustee Alistair Jessiman, dated January 29, 2010;	(+ )

61	Conformed copy of Exhibit A to the Shareholder Services Plan of The Huntington Funds, amended and restated as of December 28, 2009;	(+ )

62	Copy of Exhibit A to the Shareholder Services Agreement of the Registrant, amended and restated as of December 28, 2009;	(+ )

63	Conformed copy of Exhibit A to the Mutual Fund Services Agreement for Fund Sub-Administration Services, dated December 28, 2009;	(+ )

64	Conformed copy of Exhibit A to the Mutual Fund Serves Agreement for Transfer Agency Services between Unified Fund Services, Inc. and The Huntington Funds, amended and restated as of December 28, 2009;	(+ )

65	Conformed copy of Exhibit A to the Administrative Services Agreement, amended and restated as of December 28, 2009;	(+ )

(i)	Conformed copy of Opinion of Counsel as to legality of shares being offered;	(7)

9

(j)

1	Conformed copy of Consent of Independent Registered Public Accounting Firm;	(+ )

2	Conformed copy of Consent of Counsel;	(7)

(k)	Not Applicable

(l)	Conformed copy of Initial Capital Understanding;	(1)

(m)

1	Copy of the Distribution Plan of the Registrant, dated June 23, 2006;	(9)

2	Copy of Exhibit A to Distribution Plan of the Registrant, dated June 23, 2006;	(9)

3	Copy of Amended and Restated Exhibit 1 to Exhibit A to Registrant’s Distribution Plan;	(11)

4	Copy of Amended and Restated Distribution Plan of the Registrant, dated April 1, 2009;	(15)

5	Copy of Exhibit A to Amended and Restated Distribution Plan of the Registrant, dated April 1, 2009;	(17)

6	Copy of Exhibit A to the Distribution Plan of the Registrant, amended and restated as of December 28, 2009;	(+ )

(n)

1	Conformed copy of Multiple Class Plan, dated June 23, 2006;	(9)

2	Conformed copy of Exhibit to Multiple Class Plan, dated June 23, 2006	(9)

3	Conformed copy of Amended and restated Exhibit 1 to Registrant’s Multiple Class Plan;	(11)

4	Conformed copy of Amended and Restated Exhibit #2 to Registrant’s Multiple Class Plan;	(15)

5	Conformed copy of Amended and Restated Exhibit to Registrant’s Multiple Class Plan, dated December 28, 2009;	(+ )

(o)

1	Conformed copy of Power of Attorney of Charles Davis, Daniel Benhase, John Shary, Thomas Westerfield, David Schoedinger and William R. Wise;	(9)

2	Conformed copy of Power of Attorney of Chief Executive Officer and Vice President of the Registrant;	(9)

3	Conformed copy of Power of Attorney of President of the Registrant;	(9)

4	Conformed copy of Power of Attorney of the Treasurer of the Registrant;	(9)

5	Conformed copy of Power of Attorney of Trustee of the Registrant;	(11)

6	Conformed copy of Power of Attorney of Trustee of the Registrant;	(11)

10

7	Conformed copy of Power of Attorney of Trustee of the Registrant;	(11)

8	Conformed Copy of Power of Attorney of Assistant Secretary of the Registrant;	(14)

9	Conformed copy of Power of Attorney of Anthony J. Ghoston, Chief Executive Officer of the Registrant:	(15)

10	Conformed copy of Power of Attorney of Eric McKenzie, Vice President of the Registrant;	(15)

11	Conformed Copy of Power of Attorney of Secretary of the Registrant;	(17)

12	Conformed Copy of Power of Attorney of Trustee of the Registrant;	(18)

13	Conformed Copy of Power of Attorney of R. Jeffrey Young, Principal Executive Officer of the Registrant;	(18)

14	Conformed Copy of Power of Attorney of Matthew Miller, Vice President of the Registrant;	(18)

15	Conformed Copy of Power of Attorney of Joel Engle, Treasurer of the Registrant;	(18)

16	Conformed Copy of Power of Attorney of Secretary of the Registrant.	(+ )

(p)

1	Copy of Code of Ethics of Edgewood Services, Inc.;	(12)

2	Copy of Code of Ethics of The Huntington Funds, dated May 4, 2006;	(9)

3	Copy of Code of Ethics for Federated Investors, Inc., dated January 1, 2005, revised January 26, 2005;	(9)

4	Copy of Code of Ethics for Laffer Investments, Inc. amended May 4, 2006;	(11)

5	Copy of Code of Ethics of Huntington Asset Advisors, Inc. dated November 9, 2006;	(11)

6	Copy of Code of Ethics of Unified Fund Services, Inc. and Unified Financial Securities, Inc., dated February 4, 2009;	(15)

+	Exhibit is being filed electronically with registration statement.

	ALL RESPONSES, UNLESS OTHERWISE INDICATED, ARE INCORPORATED BY REFERENCE TO A POST-EFFECTIVE AMENDMENT (PEA) OF THE REGISTRANT FILED ON FORM N-1A (FILE NOS. 33-11905 and 811-5010.)
1	PEA No. 20 filed April 26, 1996.
2	PEA No. 38 filed February 21, 2002.
3	PEA No. 26 filed April 30, 1998.
4	PEA No. 43 filed February 2, 2004.
5	PEA No. 44 filed February 23, 2004.
6	PEA No. 45 filed April 29, 2004.
7	PEA No. 47 filed April 29, 2005.
8	PEA No. 47 filed April 28, 2006.
9	PEA No. 50 filed August 24, 2006.
10	PEA No. 51 filed February 8, 2007.
11	PEA No. 52 filed April 30, 2007.

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12	PEA No. 56 filed April 14, 2008.
13	PEA No. 57 filed April 29, 2008.
14	PEA No. 63 filed October 21, 2008.
15	PEA No. 64 filed April 29, 2009.
16	PEA No. 65 filed May 15, 2009.
17	PEA No. 66 filed October 14, 2009.
18	PEA No. 67 filed February 24, 2010.

Item 29 Persons Controlled by or Under Common Control with the Fund:

None

Item 30	Indemnification

(1)

Indemnification is provided to Officers and Trustees of the Registrant pursuant to Article VII, Section 4 of Registrant’s Agreement and Declaration of Trust and Section 2 of the Trustees’ Indemnification Agreements. The Investment Advisory Contracts provide that, in the absence of willful misfeasance, bad faith or gross negligence, on the part of the Adviser in the performance of its duties or from reckless disregard by it of its obligations and duties under the Investment Advisory Contracts. Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Investment Advisory Contracts. Indemnification of Registrant’s distributor, custodian and transfer agent against certain losses is provided for, respectively, in Section 10 of the Distributor’s Contract, incorporated herein by reference as Exhibit (e)(i), Section 8 of the Custodian Contract, incorporated herein by reference as Exhibit (g)(i) and Section 8 of the Transfer Agency Agreement incorporated herein by reference as Exhibit (h)(i). Registrant’s Trustees and Officers are covered by an Investment Trust Errors and Omissions Policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in

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Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 31	Business and Other Connections of Investment Adviser:

Huntington Asset Advisors, Inc., (“Huntington”) serves as the investment adviser to the Registrant. Huntington is a wholly owned subsidiary of Huntington Bancshares Incorporated (“HBI”). Huntington conducts a variety of trust activities. To the knowledge of the Registrant, none of the directors or executive officers of Huntington, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and executive officers also hold various positions with and engage business for HBI.

The remaining Officers of the Investment Adviser are:

President/Chief Investment Officer:	B. Randolph Bateman

Senior Vice Presidents:	Kirk Mentzer Christopher M. Rowane Paula Jurcenko
Vice Presidents:	Paul Koscik Craig J. Hardy Madelynn Matlock William G. Doughty Gustave Seasongood Kathy Stylarek Randy Hare Chad Oviatt Peter Sorrentino Brian Aalerno Paul Attwood Herbert Chen

Secretary and Chief Compliance Officer:	Ronald J. Corn

Treasurer and Chief Financial Officer:	David Castor

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Item 32	Principal Underwriters:

(a)	Unified Financial Securities, Inc. also serves as a principal underwriter for the following investment companies: American Pension Investors Trust, Dividend Growth Trust, Dreman Contrarian Funds, Hirtle Callaghan Trust, James Advantage Funds, RiverNorth Funds, Skyhawk Funds Trust, TrendStar Investment Trust, The Penn Street Fund, Inc., Unified Series Trust, and Valued Advisers Trust.

(b)	The directors and officers of Unified Financial Securities, Inc. are as follows:

14

(1) Name and Principal Business Address	(2) Positions and Offices with Distributor	(3) Positions and Offices With Registrant
Daniel B. Benhase*	Director	None

Melissa K. Gallagher**	President	None

John C. Swhear**	Chief Compliance Officer	None

Edward J. Kane*	Vice President	None

A. Dawn Story*	Vice President	None

Anna Maria Spurgin**	Assistant Vice President	None

Karyn E. Cunningham**	Controller	None

Richard A. Cheap*	Secretary	None

Larry D. Case*	Assistant Secretary	None

*	The principal business address of these individuals is 41 S. High St., Columbus, OH 43215.
**	The principal business address of these individuals is 2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208.

(c)	Not applicable

Item 33	Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant	41 South High Street Columbus, OH 43287 (Notices should be sent to the Agent for Service at the address above)

Unified Financial Securities, Inc. (“Distributor”)	P.O. Box 6110 Indianapolis, IN 46206-6110

Huntington Asset Advisors, Inc. (“Advisor”)	41 South High Street Columbus, OH 43287

The Huntington National Bank (“Custodian” and “Administrator”)	41 South High Street Columbus, OH 43287

Unified Fund Services, Inc. (“Sub-Administrator, Transfer Agent and Dividend Disbursing Agent”)	P.O. Box 6110 Indianapolis, IN 46206-6110

Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) (“Sub-Fund Accountant”)	3435 Stelzer Road Suite 1000 Columbus, OH 43219

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Item 34	Management Services: Not applicable.

Item 35	Undertakings: Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (File No. 33-11905) and the Investment Company Act of 1940 (File No. 811-5010), the Registrant, THE HUNTINGTON FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Indianapolis and State of Indiana, on the 30th day of April, 2010.

THE HUNTINGTON FUNDS

BY:	/s/ John C. Swhear
John C. Swhear, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

	NAME	TITLE	DATE

BY:	/S/ JOHN C. SWHEAR John C. Swhear, Secretary	Attorney In Fact For the Persons Listed Below	April 30, 2010

	B. RANDOLPH BATEMAN*	President and Trustee

	/S/ R. JEFFREY YOUNG	Chief Executive Officer (Principal Executive Officer)

	/S/ JOEL ENGLE	Treasurer (Principal Financial Officer)

	/S/ MATTHEW MILLER	Vice President

	DAVID S. SCHOEDINGER*	Trustee

	THOMAS J. WESTERFIELD*	Trustee

	ALISTAIR JESSIMAN*	Trustee

	TADD C. SEITZ*	Trustee

	MARK D. SHARY*	Trustee

	WILLIAM H. ZIMMER*	Trustee

*	By Power of Attorney

17